                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-5514

                     (Investment Company Act File Number)

                              MTB Group of Funds
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          C. Grant Anderson, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 4/30/06

             Date of Reporting Period: Six months ended 10/31/05
                                       -------------------------

Item 1.     Reports to Stockholders

[Logo of MTB GROUP OF FUNDS]

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2005

MTB Fund

Short Duration Government
Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund – Conservative Growth

Managed Allocation Fund – Moderate Growth

Managed Allocation Fund – Aggressive Growth

Balanced Fund

Equity Income Fund

Large Cap Value Fund

Equity Index Fund

Large Cap Stock Fund

Large Cap Growth Fund

Multi Cap Growth Fund

Mid Cap Stock Fund

Mid Cap Growth Fund

Small Cap Stock Fund

Small Cap Growth Fund

International Equity Fund

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period[1]

SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,004.10	$ 4.65
Class B Shares	$ 1,000	$ 1,001.50	$ 7.32
Institutional I Shares	$ 1,000	$ 1,005.40	$ 3.39
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.57	$ 4.69
Class B Shares	$ 1,000	$ 1,017.90	$ 7.37
Institutional I Shares	$ 1,000	$ 1,021.83	$ 3.41
SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,007.20	$ 4.76
Class B Shares	$ 1,000	$ 1,003.10	$ 8.58
Institutional I Shares	$ 1,000	$ 1,008.10	$ 3.80
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.47	$ 4.79
Class B Shares	$ 1,000	$ 1,016.64	$ 8.64
Institutional I Shares	$ 1,000	$ 1,021.42	$ 3.82
U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 998.60	$ 4.79
Class B Shares	$ 1,000	$ 994.20	$ 9.20
Institutional I Shares	$ 1,000	$ 999.10	$ 4.23
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.42	$ 4.84
Class B Shares	$ 1,000	$ 1,015.98	$ 9.30
Institutional I Shares	$ 1,000	$ 1,020.97	$ 4.28
NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,004.10	$ 4.29
Class B Shares	$ 1,000	$ 1,000.10	$ 8.32
Institutional I Shares	$ 1,000	$ 1,005.00	$ 3.39
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.92	$ 4.33
Class B Shares	$ 1,000	$ 1,016.89	$ 8.39
Institutional I Shares	$ 1,000	$ 1,021.83	$ 3.41
PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,003.20	$ 4.59
Class B Shares	$ 1,000	$ 998.70	$ 8.82
Institutional I Shares	$ 1,000	$ 1,003.10	$ 4.70
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.62	$ 4.63
Class B Shares	$ 1,000	$ 1,016.38	$ 8.89
Institutional I Shares	$ 1,000	$ 1,020.52	$ 4.74
MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,004.80	$ 4.19
Class B Shares	$ 1,000	$ 1,000.40	$ 8.52
Institutional I Shares	$ 1,000	$ 1,005.30	$ 3.64
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.02	$ 4.23
Class B Shares	$ 1,000	$ 1,016.69	$ 8.59
Institutional I Shares	$ 1,000	$ 1,021.58	$ 3.67
INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$ 1,000	$ 998.60	$ 4.94
Class B Shares	$ 1,000	$ 995.10	$ 8.40
Institutional I Shares	$ 1,000	$ 999.80	$ 3.68
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.27	$ 4.99
Class B Shares	$ 1,000	$ 1,016.79	$ 8.49
Institutional I Shares	$ 1,000	$ 1,021.53	$ 3.72
INCOME FUND
Actual
Class A Shares	$ 1,000	$ 997.40	$ 5.14
Class B Shares	$ 1,000	$ 993.90	$ 8.69
Institutional I Shares	$ 1,000	$ 998.40	$ 4.08
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.06	$ 5.19
Class B Shares	$ 1,000	$ 1,016.48	$ 8.79
Institutional I Shares	$ 1,000	$ 1,021.12	$ 4.13
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,017.50	$ 5.09
Class B Shares	$ 1,000	$ 1,013.60	$ 7.92
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.16	$ 5.09
Class B Shares	$ 1,000	$ 1,017.34	$ 7.93
MANAGED ALLOCATION FUND – MODERATE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,041.20	$ 5.14
Class B Shares	$ 1,000	$ 1,037.40	$ 8.99
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.16	$ 5.09
Class B Shares	$ 1,000	$ 1,016.38	$ 8.89
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,057.60	$ 5.19
Class B Shares	$ 1,000	$ 1,054.50	$ 8.13
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.16	$ 5.09
Class B Shares	$ 1,000	$ 1,017.29	$ 7.98
BALANCED FUND
Actual
Class A Shares	$ 1,000	$ 1,021.20	$ 5.60
Class B Shares	$ 1,000	$ 1,017.60	$ 9.15
Institutional I Shares	$ 1,000	$ 1,022.80	$ 4.44
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.66	$ 5.60
Class B Shares	$ 1,000	$ 1,016.13	$ 9.15
Institutional I Shares	$ 1,000	$ 1,020.82	$ 4.43
EQUITY INCOME FUND
Actual
Class A Shares	$ 1,000	$ 1,014.10	$ 6.24
Class B Shares	$ 1,000	$ 1,011.30	$ 9.83
Institutional I Shares	$ 1,000	$ 1,016.20	$ 5.03
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.00	$ 6.26
Class B Shares	$ 1,000	$ 1,015.43	$ 9.86
Institutional I Shares	$ 1,000	$ 1,020.21	$ 5.04
LARGE CAP VALUE FUND
Actual
Class A Shares	$ 1,000	$ 1,088.40	$ 5.32
Class B Shares	$ 1,000	$ 1,084.30	$ 10.03
Institutional I Shares	$ 1,000	$ 1,088.90	$ 5.42
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.11	$ 5.14
Class B Shares	$ 1,000	$ 1,015.58	$ 9.70
Institutional I Shares	$ 1,000	$ 1,020.01	$ 5.24
EQUITY INDEX FUND
Actual
Class A Shares	$ 1,000	$ 1,049.10	$ 2.53
Class B Shares	$ 1,000	$ 1,044.80	$ 6.60
Institutional I Shares	$ 1,000	$ 1,050.70	$ 1.45
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.74	$ 2.50
Class B Shares	$ 1,000	$ 1,018.75	$ 6.51
Institutional I Shares	$ 1,000	$ 1,023.79	$ 1.43
LARGE CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,039.70	$ 6.53
Class B Shares	$ 1,000	$ 1,036.40	$ 10.27
Institutional I Shares	$ 1,000	$ 1,040.90	$ 5.61
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.80	$ 6.46
Class B Shares	$ 1,000	$ 1,015.12	$ 10.16
Institutional I Shares	$ 1,000	$ 1,019.71	$ 5.55
LARGE CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,032.10	$ 6.50
Class B Shares	$ 1,000	$ 1,027.90	$ 10.58
Institutional I Shares	$ 1,000	$ 1,032.10	$ 5.79
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.80	$ 6.46
Class B Shares	$ 1,000	$ 1,014.77	$ 10.51
Institutional I Shares	$ 1,000	$ 1,019.51	$ 5.75
MULTI CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,068.40	$ 6.20
Class B Shares	$ 1,000	$ 1,064.70	$ 9.84
Institutional I Shares	$ 1,000	$ 1,069.40	$ 5.37
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.21	$ 6.06
Class B Shares	$ 1,000	$ 1,015.68	$ 9.60
Institutional I Shares	$ 1,000	$ 1,020.01	$ 5.24
MID CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,101.80	$ 6.09
Class B Shares	$ 1,000	$ 1,097.20	$ 10.73
Institutional I Shares	$ 1,000	$ 1,101.70	$ 6.09
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.41	$ 5.85
Class B Shares	$ 1,000	$ 1,014.97	$ 10.31
Institutional I Shares	$ 1,000	$ 1,019.41	$ 5.85
MID CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,127.30	$ 6.92
Class B Shares	$ 1,000	$ 1,122.50	$ 10.97
Institutional I Shares	$ 1,000	$ 1,127.70	$ 6.06
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.70	$ 6.56
Class B Shares	$ 1,000	$ 1,014.87	$ 10.41
Institutional I Shares	$ 1,000	$ 1,019.51	$ 5.75
SMALL CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,127.00	$ 6.97
Class B Shares	$ 1,000	$ 1,122.40	$ 10.86
Institutional I Shares	$ 1,000	$ 1,125.90	$ 6.86
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.65	$ 6.61
Class B Shares	$ 1,000	$ 1,014.97	$ 10.31
Institutional I Shares	$ 1,000	$ 1,018.75	$ 6.51
SMALL CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,165.90	$ 7.10
Class B Shares	$ 1,000	$ 1,161.00	$ 11.17
Class C Shares	$ 1,000	$ 1,165.00	$ 7.53
Institutional I Shares	$ 1,000	$ 1,165.90	$ 6.39
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.65	$ 6.61
Class B Shares	$ 1,000	$ 1,014.87	$ 10.41
Class C Shares	$ 1,000	$ 1,018.25	$ 7.02
Institutional I Shares	$ 1,000	$ 1,019.31	$ 5.96
INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$ 1,000	$ 1,053.30	$ 7.61
Class B Shares	$ 1,000	$ 1,049.70	$ 11.57
Institutional I Shares	$ 1,000	$ 1,053.70	$ 7.45
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,017.80	$ 7.48
Class B Shares	$ 1,000	$ 1,013.91	$ 11.37
Institutional I Shares	$ 1,000	$ 1,017.95	$ 7.32

(1) Expenses are equal to the Funds’ annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

SHORT DURATION GOVERNMENT BOND FUND
Class A Shares	0.92%
Class B Shares	1.45%
Institutional I Shares	0.67%
SHORT-TERM CORPORATE BOND FUND
Class A Shares	0.94%
Class B Shares	1.70%
Institutional I Shares	0.75%
U.S. GOVERNMENT BOND FUND
Class A Shares	0.95%
Class B Shares	1.83%
Institutional I Shares	0.84%
NEW YORK MUNICIPAL BOND FUND
Class A Shares	0.85%
Class B Shares	1.65%
Institutional I Shares	0.67%
PENNSYLVANIA MUNICIPAL BOND FUND
Class A Shares	0.91%
Class B Shares	1.75%
Institutional I Shares	0.93%
MARYLAND MUNICIPAL BOND FUND
Class A Shares	0.83%
Class B Shares	1.69%
Institutional I Shares	0.72%
INTERMEDIATE-TERM BOND FUND
Class A Shares	0.98%
Class B Shares	1.67%
Institutional I Shares	0.73%
INCOME FUND
Class A Shares	1.02%
Class B Shares	1.73%
Institutional I Shares	0.81%
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH
Class A Shares	1.00%
Class B Shares	1.56%
MANAGED ALLOCATION FUND – MODERATE GROWTH
Class A Shares	1.00%
Class B Shares	1.75%
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH
Class A Shares	1.00%
Class B Shares	1.57%
BALANCED FUND
Class A Shares	1.10%
Class B Shares	1.80%
Institutional I Shares	0.87%
EQUITY INCOME FUND
Class A Shares	1.23%
Class B Shares	1.94%
Institutional I Shares	0.99%
LARGE CAP VALUE FUND
Class A Shares	1.01%
Class B Shares	1.91%
Institutional I Shares	1.03%
EQUITY INDEX FUND
Class A Shares	0.49%
Class B Shares	1.28%
Institutional I Shares	0.28%
LARGE CAP STOCK FUND
Class A Shares	1.27%
Class B Shares	2.00%
Institutional I Shares	1.09%
LARGE CAP GROWTH FUND
Class A Shares	1.27%
Class B Shares	2.07%
Institutional I Shares	1.13%
MULTI CAP GROWTH FUND
Class A Shares	1.19%
Class B Shares	1.89%
Institutional I Shares	1.03%
MID CAP STOCK FUND
Class A Shares	1.15%
Class B Shares	2.03%
Institutional I Shares	1.15%
MID CAP GROWTH FUND
Class A Shares	1.29%
Class B Shares	2.05%
Institutional I Shares	1.13%
SMALL CAP STOCK FUND
Class A Shares	1.30%
Class B Shares	2.03%
Institutional I Shares	1.28%
SMALL CAP GROWTH FUND
Class A Shares	1.30%
Class B Shares	2.05%
Class C Shares	1.38%
Institutional I Shares	1.17%
INTERNATIONAL EQUITY FUND
Class A Shares	1.47%
Class B Shares	2.24%
Institutional I Shares	1.44%

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Short Duration Government Bond Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

Collateralized Mortgage Obligations	47.1%
Government Agencies	26.3%
U.S. Treasury	21.0%
Mortgage Backed Securities	5.0%
Cash Equivalents[1]	0.2%
Other Assets and Liabilities -- Net[2]	0.4%

TOTAL	100%

At October 31, 2005, the Fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody’s Long-Term Ratings As Percentage of Total Net Assets

AAA[4]	90.3%	Aaa[4]	90.3%
AA	9.1%	Aa	9.1%
Cash Equivalents[1]	0.2%	Cash Equivalents[1]	0.2%
Other Assets and Liabilities -- Net[2]	0.4%	Other Assets and Liabilities -- Net[2]	0.4%

TOTAL	100%	TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) See Statements of Assets and Liabilities.

(3) These tables depict the long-term credit quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by …” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit ratings in the Fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 47.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 4.7%
(Series 2617-GW), REMIC, 3.500%, 6/15/2016	$7,197,881	$7,017,646
(Series 1638-E), REMIC, 6.250%, 4/15/2023	1,546,839	1,548,618
(Series 1154-GB), REMIC, 8.000%, 10/15/2006	230,271	230,621

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$8,796,885

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 1.1%
(Series 2003-86-QN), REMIC, 3.500%, 4/25/2009	1,998,814	1,989,039
(Series 1992-43-E), REMIC, 7.500%, 4/25/2022	160,966	164,122
(Series 1991-4-G), REMIC, 8.250%, 1/25/2006	$8,102	$8,109

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$2,161,270

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 41.3%
(Series 2004-26-HJ), REMIC, 4.000%, 6/16/2027	2,075,300	2,038,547
(Series 2003-7-ON), REMIC, 4.000%, 1/16/2028	930,738	919,457
(Series 0370C-MW), REMIC, 4.000%, 7/20/2033	6,980,585	6,839,438
(Series 2004-39-XF), REMIC, 4.220%, 11/16/2005	5,557,524	5,550,632
(Series 0386D-BJ), REMIC, 4.250%, 7/20/2027	1,163,544	1,150,652
(Series 2004-62-PA), REMIC, 4.500%, 6/20/2028	$5,112,420	$5,054,548
(Series 2003-101-BE), REMIC, 4.500%, 2/20/2029	3,056,507	3,002,805
(Series 2004-65-PA), REMIC, 4.500%, 9/20/2032	7,057,650	6,922,651
(Series 0476B-VE), REMIC, 5.000%, 9/17/2015	4,969,348	4,889,938
(Series 0520-VA), REMIC, 5.000%, 6/16/2016	6,686,447	6,558,067
(Series 2004-38-NA), REMIC, 5.000%, 12/20/2027	7,281,712	7,275,304
(Series 2005-44-PC), REMIC, 5.000%, 12/20/2033	9,757,282	9,613,459
(Series 2003-10-PV), REMIC, 5.500%, 1/20/2014	9,655,700	9,757,181
(Series 0454A-LA), REMIC, 5.500%, 9/20/2025	8,121,406	8,152,511

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$77,725,190

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $91,001,017)		$88,683,345

GOVERNMENT AGENCIES – 26.3%
FEDERAL FARM CREDIT SYSTEM – 1.6%
3.900%, 6/16/2008	3,000,000	2,934,660
FEDERAL HOME LOAN BANK SYSTEM – 9.5%
1.930%, 4/10/2006	5,000,000	4,945,900
3.750%, 11/21/2008	3,000,000	2,961,360
4.540%, 8/1/2007	5,000,000	4,981,450
5.375%, 2/15/2006	5,000,000	5,017,050

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$17,905,760

FEDERAL HOME LOAN MORTGAGE CORPORATION – 15.2%
1.875%, 2/15/2006	5,000,000	4,968,400
3.100%, 5/27/2008	7,000,000	6,737,010
6.250%, 3/5/2012	11,775,000	11,960,574
6.375%, 8/1/2011	5,000,000	5,052,950

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$28,718,934

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $50,235,282)		$49,559,354

Description	Principal Amount or Shares	Value

MORTGAGE BACKED SECURITIES – 5.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 4.8%
3.500%, 1/1/2009	$8,908,697	$8,694,354
6.000%, 8/1/2006	51,258	51,504
9.000%, 4/1/2016	300,700	314,499

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$9,060,357

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.1%
9.000%, 6/1/2022	145,193	156,665
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.1%
8.500%, 2/15/2017	16,401	17,559
8.500%, 7/15/2021	20,727	22,339
8.500%, 7/15/2021	65,963	71,092
8.500%, 1/15/2023	45,465	49,001

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$159,991

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $9,621,568)		$9,377,013

U.S. TREASURY – 21.0%
U.S. TREASURY NOTES – 21.0%
1.625%, 2/28/2006	10,000,000	9,920,700
2.250%, 4/30/2006	6,000,000	5,942,340
2.750%, 7/31/2006	4,000,000	3,954,080
3.000%, 2/15/2009	5,000,000	4,781,250
4.000%, 3/15/2010	10,150,000	9,964,458
4.625%, 5/15/2006	5,000,000	5,013,947

TOTAL U.S. TREASURY (IDENTIFIED COST $39,850,494)		$39,576,775

MUTUAL FUND – 0.2%
SSGA Money Market Fund (AT NET ASSET VALUE)	265,059	$265,059

TOTAL INVESTMENTS – 99.6% (IDENTIFIED COST $190,973,420)		$187,461,546

OTHER ASSETS AND LIABILITIES – NET – 0.4%		$760,842

TOTAL NET ASSETS – 100%		$188,222,388

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Short-Term Corporate Bond Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

Corporate Bonds	84.9%
U.S. Treasury	5.0%
Collateralized Mortgage Obligations	4.4%
Commercial Paper	3.6%
Asset Backed Securities	1.4%
Other Assets and Liabilities -- Net[1]	0.7%

TOTAL	100%

At October 31, 2005, the Fund’s credit quality ratings composition2 for its fixed income securities investments was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody’s Long-Term Ratings as Percentage of Total Net Assets

AAA[3]	11.4%	AAA[3]	11.5%
AA	3.9%	A	39.9%
A	54.0%	Aa	19.1%
BBB	28.7%	Baa	26.3%
BB	1.3%	Ba	1.7%
		Not Rated by Moody’s	0.8%
Other Assets and Liabilities -- Net[1]	0.7%	Other Assets and Liabilities -- Net[1]	0.7%

TOTAL	100%	TOTAL	100%

(1) See Statements of Assets and Liabilities.

(2) These tables depict the long-term credit quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investor Service (Moody’s), each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(3) Includes U.S. Treasuries and Government Agencies which are generally of a high credit quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

ADJUSTABLE RATE MORTGAGES – 0.0%
FNMA ARM 399251, 9/1/2027 (IDENTIFIED COST $81)	$81	$81

ASSET-BACKED SECURITIES – 1.4%
Green Tree Home Improvement Loan Trust 1996-F, Class HIB, 7.25%, 11/15/2027	557,318	558,176
Student Loan Marketing Association, Class A2, 4.692%, 10/25/2010	411,097	414,999

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $969,584)		$973,175

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 2.9%
(Series 2603C), Class TB, 4.00%, 11/15/2015	$524,783	$522,065
(Series 2628C), Class QH, 4.00%, 12/15/2021	681,288	674,026
(Series 1614), Class J, 6.25%, 11/15/2022	125,382	125,397
(Series 1920), Class H, 7.00%, 1/15/2012	613,702	633,629

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,955,117

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.4%
(Series 93140), Class H, 6.50%, 3/25/2013	$298,586	$299,046
WHOLE LOAN CMO – 1.1%
Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, Class 1A8, 4.75%, 11/25/2018	741,550	728,529

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,062,377)		$2,982,692

1COMMERCIAL PAPER – 3.6%
DTE Energy Co. CPEXT, 3.96%, 11/3/2005	1,000,000	999,780
Ford Motor Credit Corp. CP, 4.45%, 11/21/2005	500,000	498,764
Textron Financial Corp. CPEXT, 3.90%, 11/2/2005	400,000	399,957
Textron Financial Corp. CPEXT, 3.91%, 11/7/2005	500,000	499,674

TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)		$2,398,175

CORPORATE BONDS – 84.9%
AEROSPACE & DEFENSE – 0.4%
Raytheon Co., Note, 6.75%, 8/15/2007	266,000	274,169
AUTOMOBILES – 2.4%
DaimlerChrysler North America Holding Corp., Company Guarantee, 7.25%, 1/18/2006	1,000,000	1,004,810
DaimlerChrysler North America Holding Corp., (Series MTND), 4.313%, 9/10/2007	600,000	601,614

TOTAL AUTOMOBILES		$1,606,424

BANKS – 4.8%
BankBoston Capital Trust III, Company Guarantee, 4.62%, 6/15/2027	240,000	237,461
Bank of New York, Note, 3.90%, 9/1/2007	1,000,000	984,310
Mellon Funding Corp., Company Guarantee, 4.875%, 6/15/2007	1,000,000	1,001,710
PNC Funding Corp., 5.75%, 8/1/2006	1,000,000	1,007,770

TOTAL BANKS		$3,231,251

BANKS–REGIONAL – 1.4%
National City Bank, Indiana, Note, 3.30%, 5/15/2007	1,000,000	977,230
CAPITAL MARKETS – 8.8%
Bear Stearns Cos., Inc., Sr. Note, 7.25%, 10/15/2006	1,000,000	1,024,030
Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	1,000,000	1,036,900
Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,000,000	967,800
Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008	1,000,000	982,050
Merrill Lynch & Co., Inc., Note, (Series MTNB), 6.15%, 1/26/2006	$1,000,000	$1,004,380
Morgan Stanley, Note, 4.00%, 1/15/2010	1,000,000	958,060

TOTAL CAPITAL MARKETS		$5,973,220

COMMERCIAL BANKS – 10.6%
BankBoston Corp., Sub. Note, 6.625%, 12/1/2005	1,000,000	1,001,990
Citicorp, Sub. Note, 7.25%, 9/1/2008	1,000,000	1,066,480
KeyCorp, Sub. Note, 6.75%, 3/15/2006	1,000,000	1,008,890
SunTrust Banks, Inc., Sr. Note, 6.25%, 6/1/2008	1,000,000	1,032,880
U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	1,000,000	1,005,060
Wachovia Corp., Sub. Note, 6.25%, 8/4/2008	1,000,000	1,033,840
Wells Fargo & Co., Sr. Note, 5.125%, 2/15/2007	1,000,000	1,005,620

TOTAL COMMERCIAL BANKS		$7,154,760

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Cendant Corp., 6.875%, 8/15/2006	500,000	507,700
COMPUTERS & PERIPHERALS – 1.5%
Hewlett-Packard Co., Note, (Series A), 3.375%, 12/15/2005	1,000,000	999,020
CONSUMER FINANCE – 10.6%
American Express Co., Note, 5.50%, 9/12/2006	1,700,000	1,711,645
Capital One Bank, 6.875%, 2/1/2006	1,000,000	1,006,280
Countrywide Home Loans, Inc., (Series MTN), 4.125%, 9/15/2009	1,000,000	961,220
Household Finance Corp., Note, 6.50%, 1/24/2006	500,000	502,400
John Deere Capital Corp., Note, 3.90%, 1/15/2008	1,000,000	980,140
MBNA America Bank, N.A., Sr. Note, (Series BKNT), 6.50%, 6/20/2006	1,000,000	1,010,630
SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008	1,000,000	972,590

TOTAL CONSUMER FINANCE		$7,144,905

DIVERSIFIED FINANCIAL SERVICES – 6.3%
CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006	897,000	882,783
General Electric Capital Corp., Note, 3.50%, 5/1/2008	1,000,000	969,930
J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008	1,000,000	1,052,350
National Rural Utilities Cooperative Finance Corp., Note, 3.00%, 2/15/2006	1,000,000	996,150
Wells Fargo Financial, Inc., Sr. Note, 7.00%, 11/1/2005	350,000	349,961

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,251,174

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
SBC Communications, Inc., Unsecd. Note, 4.125%, 9/15/2009	$500,000	$481,795
ELECTRIC UTILITIES – 1.5%
Progress Energy, Inc., Sr. Note, 6.75%, 3/1/2006	1,000,000	1,007,100
FINANCE LEASING COMPANIES – 1.0%
Unilever Capital Corp., 6.875%, 11/1/2005	700,000	700,056
FOOD PRODUCTS – 2.0%
ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005	375,000	375,675
Kraft Foods, Inc., Note, 4.625%, 11/1/2006	1,000,000	999,030

TOTAL FOOD PRODUCTS		$1,374,705

HOTELS, RESTAURANTS & LEISURE – 1.1%
Tricon Global Restaurants, Inc., Sr. Note, 8.50%, 4/15/2006	750,000	762,735
HOUSEHOLD DURABLES – 0.4%
D. R. Horton, Inc., Sr. Note, 8.00%, 2/1/2009	250,000	266,875
HOUSEHOLD PRODUCTS – 0.4%
Fort James Corp., Sr. Note, 6.875%, 9/15/2007	250,000	258,437
INDUSTRIAL CONGLOMERATES – 0.4%
Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013	250,000	259,940
INSURANCE – 1.9%
Asif Global Financing, 2.65%, 1/17/2006	1,275,000	1,269,760
MACHINERY – 0.7%
Ingersoll-Rand Co., Note, 6.25%, 5/15/2006	500,000	504,640
MEDIA – 6.0%
Cox Communications, Inc., 7.75%, 8/15/2006	1,000,000	1,021,960
Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	1,000,000	1,004,880
Time Warner, Inc., Deb., 8.11%, 8/15/2006	1,000,000	1,024,530
Walt Disney Co., 5.375%, 6/1/2007	1,000,000	1,009,200

TOTAL MEDIA		$4,060,570

MULTI-UTILITIES – 1.9%
CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015	250,000	269,362
Dominion Resources, Inc., Note, 4.125%, 2/15/2008	1,000,000	982,730

TOTAL MULTI-UTILITIES		$1,252,092

MULTILINE RETAIL – 1.5%
Target Corp., 5.95%, 5/15/2006	1,000,000	1,008,030
OIL, GAS & CONSUMABLE FUELS – 5.0%
Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	$375,000	$380,625
Conoco, Inc., 5.45%, 10/15/2006	1,000,000	1,006,770
Ocean Energy, Inc., Company Guarantee, 4.375%, 10/1/2007	1,000,000	990,940
Valero Energy Corp., 7.375%, 3/15/2006	1,000,000	1,010,550

TOTAL OIL, GAS & CONSUMABLE FUELS		$3,388,885

OIL EXPLORATION & PRODUCTION – 1.2%
Pemex Project Funding Master, Unsecd. Note, 8.85%, 9/15/2007	750,000	805,687
REAL ESTATE – 2.0%
iStar Financial, Inc., 6.00%, 12/15/2010	300,000	304,782
Simon Debartolo Group LP, Unsecd. Note, 6.875%, 11/15/2006	1,000,000	1,019,710

TOTAL REAL ESTATE		$1,324,492

ROAD & RAIL – 3.2%
Caliber System, Inc., Note, 7.80%, 8/1/2006	1,000,000	1,020,940
Norfolk Southern Corp., Note, (Series MTNA), 7.40%, 9/15/2006	450,000	459,378
Union Pacific Corp., Note, 6.40%, 2/1/2006	650,000	653,120

TOTAL ROAD & RAIL		$2,133,438

TELECOMMUNICATION SERVICES – 1.6%
Verizon Global Funding, Note, 7.25%, 12/1/2010	1,000,000	1,084,730
THRIFTS & MORTGAGE FINANCE – 1.5%
Washington Mutual Bank, 7.50%, 8/15/2006	1,000,000	1,020,290
UTILITIES – ELECTRIC – 1.5%
PPL Electric Utilities Corp., 5.875%, 8/15/2007	1,000,000	1,017,670
WIRELESS TELECOMMUNICATION SERVICES – 1.9%
NEXTEL Communications, Inc., Sr. Note, (Series F), 5.95%, 3/15/2014	250,000	251,087
Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	1,000,000	1,006,050

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,257,137

TOTAL CORPORATE BONDS (IDENTIFIED COST $58,070,962)		$57,358,917

U.S. TREASURY – 5.0%
U.S. TREASURY NOTES – 5.0%
2.625%, 3/15/2009	$750,000	$707,932
3.375%, 2/15/2008	200,000	195,500
3.625%, 1/15/2010	150,000	145,196
4.000%, 3/15/2010	50,000	49,086
4.000%, 4/15/2010	940,000	922,225
4.000%, 2/15/2015	855,000	817,859
4.250%, 8/15/2015	429,000	418,610
TIPS (Series A-2011), 3.500% 1/15/2011	112,826	122,204

TOTAL U.S. TREASURY (IDENTIFIED COST $3,424,952)		$3,378,612

Description	Shares or Principal Amount	Value

MUTUAL FUND – 0.0%
SSGA Money Market Fund (AT NET ASSET VALUE)	196	$196

REPURCHASE AGREEMENT – 0.0%
Interest in $22,425 repurchase agreement 4.01%, dated 10/31/2005, under which Credit Suisse First Boston LLC will repurchase a U.S. Government Agency security with a maturity of 11/4/2005 for $22,428 on 11/1/2005. The market value of the underlying security at the end of the period was $24,990 (AT AMORTIZED COST)	$22,425	$22,425

TOTAL INVESTMENTS – 99.3% (IDENTIFIED COST $67,948,752)		$67,114,273

OTHER ASSETS AND LIABILITIES – NET – 0.7%		$439,680

TOTAL NET ASSETS – 100%		$67,553,953

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB U.S. Government Bond Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

Mortgage Backed Securities	30.0%
Government Agencies	23.5%
Collateralized Mortgage Obligations	18.1%
U.S. Treasury	12.4%
Corporate Bonds	7.3%
Taxable Municipals	1.5%
Cash Equivalents[1]	1.6%
Other Assets and Liabilities -- Net[2]	5.6%

TOTAL	100%

At October 31, 2005, the Fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody’s Long-Term Ratings as Percentage of Total Net Assets

AAA[4]	76.7%	A	3.7%
AA	3.0%	Aaa[4]	77.1%
A	3.4%	Aa	3.4%
BBB	2.6%	Baa	1.9%
Not Rated by S&P	7.1%	Not Rated by Moody’s	6.7%
Cash Equivalents[1]	1.6%	Cash Equivalents[1]	1.6%
Other Assets and Liabilities -- Net[2]	5.6%	Other Assets and Liabilities -- Net[2]	5.6%

TOTAL	100%	TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) See Statements of Assets and Liabilities.

(3) These tables depict the long-term credit quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investor Service (Moody’s), each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 18.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 8.7%
(Series 2617-GW), REMIC, 3.500%, 6/15/2016	$359,894	$350,882
(Series 2707-PW), REMIC, 4.000%, 7/15/2014	1,473,659	1,460,764
(Series R001-AE), REMIC, 4.375%, 4/15/2015	2,714,931	2,654,659
(Series 2643-LA), REMIC, 4.500%, 1/15/2011	1,251,074	1,249,435
(Series 2595D-PT), REMIC, 4.500%, 11/15/2017	1,460,507	1,458,637
(Series 141-D), REMIC, 5.000%, 5/15/2021	$19,612	$19,554
(Series 1686-PJ), REMIC, 5.000%, 2/15/2024	105,000	102,897
(Series R003-AG), REMIC, 5.125%, 10/15/2015	1,500,000	1,481,505
(Series 2446D-LA), REMIC, 5.800%, 9/15/2016	1,169,391	1,173,975
(Series 1637-GA), REMIC, 5.800%, 6/15/2023	28,127	28,321
(Series 136-E), REMIC, 6.000%, 4/15/2021	$36,523	$36,427
(Series 1614-J), REMIC, 6.250%, 11/15/2022	36,047	36,052
(Series 1666H), REMIC, 6.250%, 9/15/2023	2,473,999	2,488,843
(Series 112-I), REMIC, 6.500%, 1/15/2021	12,783	12,789
(Series 1577-PK), REMIC, 6.500%, 9/15/2023	279,000	290,433
(Series 1644-K), REMIC, 6.750%, 12/15/2023	176,000	183,934
(Series 1920-H), REMIC, 7.000%, 1/15/2012	1,227,405	1,267,259
(Series 6-C), REMIC, 9.050%, 6/15/2019	82,576	84,901

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$14,381,267

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 6.0%
(Series 2004-51-KF), REMIC, 4.388%, 11/25/2005	2,472,597	2,470,372
(Series 0530B-BU), REMIC, 5.000%, 3/25/2024	5,935,000	5,913,634
(Series 1994-3-PL), REMIC, 5.500%, 1/25/2024	152,000	152,017
(Series 1993-198-K), REMIC, 6.000%, 12/25/2022	14,221	14,190
(Series 2002-52-QA), REMIC, 6.000%, 7/18/2032	224,586	227,198
(Series 1993-160-PK), REMIC, 6.500%, 11/25/2022	1,350	1,351
(Series 1993-113-PK), REMIC, 6.500%, 7/25/2023	351,648	358,467
(Series 1993-127-H), REMIC, 6.500%, 7/25/2023	341,607	350,144
(Series 1993-202-J), REMIC, 6.500%, 11/25/2023	155,000	159,842
(Series 1994-55-H), REMIC, 7.000%, 3/25/2024	181,000	190,886

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$9,838,101

WHOLE LOAN – 3.4%
BOAMS 2003-2, 3.544%, 2/25/2034	1,283,692	1,215,747
BOAMS 2003-2, 3.572%, 2/25/2034	2,139,668	2,066,855
Morgan Stanley Mortgage Loan Trust Series 2004-1 Class 1A8, 4.750%, 11/25/2018	2,447,116	2,404,144

TOTAL WHOLE LOAN		$5,686,746

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,395,945)		$29,906,114

CORPORATE BONDS – 7.3%
BANK – 0.6%
First Tennessee Bank, N.A., 4.625%, 5/15/2013	1,000,000	951,760
COMMERCIAL BANK – 0.6%
Wachovia Corp., 5.500%, 8/1/2035	1,000,000	949,650
FOOD PRODUCTS – 1.1%
Archer-Daniels-Midland Co., 5.375%, 9/15/2035	$750,000	$706,095
Kraft Foods, Inc., 4.125%, 11/12/2009	1,200,000	1,160,856

TOTAL FOOD PRODUCTS		$1,866,951

FOOD SERVICE – 0.7%
Sysco Corp., 5.375%, 9/21/2035	1,200,000	1,159,284
GAS UTILITIES – 0.4%
Bay State Gas Co., 9.200%, 6/6/2011	500,000	590,215
HOTELS, RESTAURANTS & LEISURE – 0.8%
Yum! Brands, Inc., 7.700%, 7/1/2012	1,200,000	1,358,724
INSURANCE – 0.7%
[2] Ohio National Life Insurance Co., 8.500%, 5/15/2026	1,000,000	1,195,398
MEDIA – 0.7%
AOL Time Warner, Inc., 7.700%, 5/1/2032	1,000,000	1,147,690
SOVEREIGN U.S. GOVERNMENT GUARANTIES – 0.7%
El Salvador, Government of, 6.530%, 7/1/2007	1,100,000	1,113,721
U.S. GOVERNMENT GUARANTEE – 1.0%
American Heavy Lift Shipping, 5.382%, 6/1/2017	750,000	764,002
Vessel Management Service, 6.750%, 6/15/2025	800,000	878,056

TOTAL U.S. GOVERNMENT GUARANTEE		$1,642,058

TOTAL CORPORATE BONDS (IDENTIFIED COST $12,047,995)		$11,975,451

GOVERNMENT AGENCIES – 23.5%
DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT – 1.0%
7.140%, 8/1/2007	480,000	483,379
7.660%, 8/1/2015	1,200,000	1,209,420

TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT		$1,692,799

FEDERAL FARM CREDIT SYSTEM – 1.2%
4.250%, 7/29/2008	2,000,000	1,976,320
FEDERAL HOME LOAN BANK SYSTEM – 2.1%
3.375%, 7/21/2008	2,000,000	1,934,640
6.625%, 11/15/2010	1,435,000	1,550,216

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$3,484,856

FEDERAL HOME LOAN MORTGAGE CORPORATION – 4.8%
3.875%, 6/15/2008	500,000	490,330
4.125%, 10/18/2010	2,000,000	1,943,100
5.200%, 3/5/2019	$2,000,000	$1,935,520
5.250%, 11/5/2012	2,000,000	1,984,420
6.943%, 3/21/2007	175,000	180,460
8.250%, 6/1/2026	1,000,000	1,312,930

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$7,846,760

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 7.6%
3.300%, 6/22/2007	1,000,000	979,660
4.308%, 2/17/2009	2,500,000	2,467,250
5.250%, 8/1/2012	3,000,000	3,012,840
6.470%, 9/25/2012	5,500,000	6,015,405

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$12,475,155

OVERSEAS PRIVATE INVESTMENT CORPORATION – 1.6%
6.600%, 5/21/2016	2,497,600	2,644,009
PRIVATE EXPORT FUNDING CORPORATION – 1.6%
6.490%, 7/15/2007	500,000	515,160
7.200%, 1/15/2010	2,000,000	2,183,360

TOTAL PRIVATE EXPORT FUNDING CORPORATION		$2,698,520

SMALL BUSINESS ADMINISTRATION – 2.1%
5.600%, 9/1/2008	177,178	178,733
6.200%, 11/1/2007	153,740	155,119
6.700%, 3/1/2016	264,632	274,101
6.700%, 12/1/2016	705,314	731,232
6.950%, 11/1/2016	1,797,641	1,870,240
7.300%, 5/1/2017	59,654	62,543
7.300%, 9/1/2019	68,230	72,902
8.850%, 8/1/2011	7,262	7,657
9.250%, 2/1/2008	57,425	59,028
9.650%, 5/1/2010	110,689	116,215

TOTAL SMALL BUSINESS ADMINISTRATION		$3,527,770

STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN – 1.1%
6.000%, 2/25/2035	1,764,861	1,772,344
TENNESSEE VALLEY AUTHORITY – 0.4%
7.430%, 4/1/2022	648,368	648,368

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $38,558,934)		$38,766,901

MORTGAGE BACKED SECURITIES – 30.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 7.5%
5.500%, 4/1/2033	3,969,399	3,922,679
6.000%, 3/1/2013	1,145,675	1,171,865
6.000%, 2/1/2034	$2,989,386	$3,020,536
6.000%, 5/1/2035	2,124,814	2,146,275
6.500%, 2/1/2032	797,878	818,487
7.000%, 7/1/2008	11,400	11,596
7.000%, 8/1/2008	14,571	14,699
7.000%, 11/1/2008	42,153	43,137
7.000%, 11/1/2010	7,228	7,485
7.500%, 7/1/2007	121	121
7.500%, 6/1/2008	8,715	8,911
7.500%, 11/1/2009	1,326	1,345
7.500%, 12/1/2010	3,518	3,587
7.500%, 3/1/2017	2,597	2,722
7.500%, 8/1/2017	172,069	180,690
7.500%, 7/1/2025	227,655	240,627
7.500%, 5/1/2032	576,333	608,274
8.000%, 5/1/2006	58	58
8.000%, 11/1/2006	4,350	4,383
8.000%, 3/1/2007	1	1
8.000%, 9/1/2007	2,554	2,588
8.000%, 11/1/2008	44,381	45,625
8.000%, 1/1/2010	714	730
8.000%, 12/1/2010	4,455	4,567
8.250%, 12/1/2007	2,460	2,511
8.250%, 5/1/2009	3,408	3,499
8.250%, 8/1/2009	639	643
8.500%, 9/1/2009	7,396	7,633
8.500%, 8/1/2017	137,030	146,529
9.000%, 9/1/2019	920	1,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$12,422,803

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 20.7%
5.000%, 4/1/2018	4,198,800	4,146,315
5.000%, 4/1/2034	4,447,477	4,280,696
5.000%, 9/1/2035	7,683,425	7,392,915
5.500%, 9/1/2035	5,493,440	5,420,213
5.500%, 10/1/2035	2,000,000	1,973,340
5.500%, 10/1/2035	5,000,000	4,933,350
6.000%, 5/1/2009	56,801	57,815
6.000%, 1/1/2014	1,335	1,353
6.000%, 12/1/2028	577,809	585,031
6.000%, 9/1/2029	818,502	829,756
6.500%, 8/1/2028	101,342	104,192
6.500%, 8/1/2028	674,107	693,279
6.500%, 8/1/2028	160,287	164,846
6.500%, 3/1/2029	500,305	514,374
6.500%, 4/1/2029	105,162	108,120
6.500%, 5/1/2029	$276,772	$284,470
6.500%, 5/1/2034	1,429,801	1,468,234
7.000%, 5/1/2024	380,580	398,737
7.000%, 1/1/2025	265,457	277,854
7.000%, 2/1/2032	269,643	281,804
7.500%, 2/1/2014	16,754	17,148
8.000%, 6/1/2008	25,437	26,064
8.000%, 1/1/2010	7,813	8,023
8.000%, 8/1/2021	23,170	24,574
8.250%, 7/1/2009	10,580	10,926
8.500%, 3/1/2012	3,732	3,863
9.750%, 9/1/2017	22,370	24,361

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$34,031,653

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 1.8%
6.000%, 4/15/2033	638,748	650,859
6.000%, 5/15/2033	956,058	975,676
7.000%, 5/15/2023	125,785	132,415
7.000%, 10/20/2023	86,752	91,081
7.000%, 9/15/2028	263,320	276,623
7.250%, 4/15/2006	516	518
7.500%, 4/15/2007	7,436	7,561
7.500%, 5/15/2007	3,002	3,053
7.500%, 6/15/2007	2,024	2,052
7.500%, 6/20/2007	893	914
8.000%, 6/15/2006	435	439
8.000%, 8/15/2006	894	905
8.000%, 9/15/2006	1,081	1,090
8.000%, 11/15/2006	7,546	7,634
8.000%, 9/15/2007	64,309	65,906
8.000%, 10/15/2007	13,660	14,054
8.000%, 12/15/2009	19,466	20,378
8.000%, 2/15/2010	26,522	27,929
8.000%, 12/15/2016	7,887	8,318
8.000%, 7/15/2024	4,031	4,311
8.250%, 6/15/2008	10,388	10,700
8.375%, 4/15/2010	11,481	12,099
8.500%, 9/15/2008	39,492	40,304
8.500%, 10/15/2008	293,684	297,340
8.500%, 10/20/2009	33,640	35,463
8.500%, 11/15/2017	11,125	11,958
9.000%, 10/15/2008	6,671	7,023
9.000%, 9/15/2016	13,385	14,535
9.000%, 11/15/2016	14,033	15,264
9.000%, 2/15/2017	62,710	68,214
9.000%, 4/20/2023	77,395	84,284
9.000%, 10/20/2024	9,300	10,128

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$2,899,028

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $50,048,359)		$49,353,484

TAXABLE MUNICIPALS – 1.5%
Arkansas Development Finance Authority, 9.750%, 11/15/2005	24,166	24,216
Chicago, IL Public Building Commission, 7.000%, 1/1/2007	225,000	230,852
Miami, FL, 8.650%, 7/1/2019	170,000	210,591
Tacoma, WA, 8.200%, 9/15/2013	1,225,000	1,389,861
Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025	578,532	576,975

TOTAL TAXABLE MUNICIPALS (IDENTIFIED COST $2,519,499)		$2,432,495

U.S. TREASURY – 12.4%
U.S. TREASURY BONDS – 2.9%
5.375%, 2/15/2031	1,000,000	1,090,470
6.375%, 8/15/2027	3,000,000	3,621,090

TOTAL U.S. TREASURY BONDS		$4,711,560

U.S. TREASURY NOTES – 9.5%
3.625%, 5/15/2013	1,100,000	1,039,324
3.875%, 2/15/2013	550,000	527,912
4.000%, 11/15/2012	1,000,000	969,220
4.000%, 2/15/2014	600,000	576,750
4.000%, 2/15/2015	6,790,000	6,495,042
4.125%, 5/15/2015	779,000	751,860
4.250%, 11/15/2013	1,200,000	1,175,436
4.250%, 11/15/2014	20,000	19,516
4.250%, 8/15/2015	1,355,000	1,322,182
3.500%, 1/15/2011	2,623,205	2,841,246

TOTAL U.S TREASURY NOTES		$15,718,488

TOTAL U.S. TREASURY (IDENTIFIED COST $20,292,152)		$20,430,048

MUTUAL FUNDS – 0.0%
SSGA Money Market Fund	384	$384
SSGA US Government Money Market Fund	133	133

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$517

REPURCHASE AGREEMENT – 1.6%
Interest in $2,599,363 joint repurchase agreement 4.010%, dated 10/31/2005, under which Credit Suisse First Boston LLC will repurchase a U.S. Treasury security with a maturity of 11/4/2005 for $2,599,653 on 11/1/2005. The market value of the underlying securities at the end of the period was $2,653,938 (AT AMORTIZED COST)	$2,599,363	$2,599,363

TOTAL INVESTMENTS – 94.4% (IDENTIFIED COST $156,462,764)		$155,464,373

OTHER ASSETS AND LIABILITIES – NET – 5.6%		$9,271,415

TOTAL NET ASSETS – 100%		$164,735,788

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB New York Municipal Bond Fund

At October 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Refunding Bonds	25.5%
Public Improvements	9.4%
Health, Hospital, Nursing Home Improvements	7.7%
University & College Improvements	6.9%
Highway Improvements	6.1%
Cash Flow Management	6.0%
Miscellaneous Purposes	5.8%
School Improvements	4.1%
Port, Airport & Marina Improvements	4.0%
Electrical Light & Power Improvements	3.3%
Water Utility	2.6%
Housing	2.3%
State Multi-Family Housing	2.2%
Correctional Facility Improvements	2.1%
Refunding Notes	2.1%
Local Multi-Family Improvements	1.8%
Pollution Control	1.8%
Parking Facility Improvements	1.1%
State Single-Family Housing	1.0%
Retirement Facilities	0.6%
Other	0.5%
Nursing Homes	0.3%
Transit Improvements	0.3%
Industrial Improvements	0.2%
Other Assets and Liabilities -- Net[2]	2.3%

TOTAL	100%

At October 31, 2005, the Fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody’s Long-Term Ratings As Percentage of Total Net Assets

AAA	46.9%	A	24.7%
AA	15.5%	Aaa	38.7%
A	9.1%	Aa	13.9%
BBB	9.1%	Ba	1.2%
		Baa	5.9%
Not Rated by S&P	17.1%	Not Rated by Moody’s	13.3%
Other Assets and Liabilities -- Net[2]	2.3%	Other Assets and Liabilities -- Net[2]	2.3%

TOTAL	100%	TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) See Statements of Assets and Liabilities.

(3) These tables depict the long-term credit quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investor Service (Moody’s), each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3MUNICIPAL BONDS – 96.2%
GUAM – 0.4%
Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.75%, 9/1/2031	$375,000	$408,840
NEW YORK – 85.8%
Albany, NY, Housing Authority, Revenue Bonds, 5.20% (Key Bank, N.A. LOC), 12/1/2013	200,000	207,820
Albany, NY, Housing Authority, Revenue Bonds, 5.40% (Key Bank, N.A. LOC), 12/1/2018	150,000	155,938
Albany, NY, Housing Authority, Revenue Bonds, 5.50% (Key Bank, N.A. LOC), 12/1/2028	200,000	205,354
Albany, NY, Parking Authority, (Series A), 5.00% (Original Issue Yield: 4.79%), 7/15/2008	435,000	448,729
Albany, NY, Parking Authority, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025	500,000	527,330
Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage Program)/(GNMA Collateralized Home Mortgage Program COL), 9/1/2021	500,000	543,770
Broome County, NY, Certificate of Participation, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.578%), 4/1/2022	50,000	50,413
Buffalo, NY, Municipal Water Finance Authority Water System Revenue, Refunding Revenue Bonds (Series B), 5.00% (FGIC INS), 7/1/2007	200,000	206,068
Canton, NY, Human Services, 5.75% (Original Issue Yield: 5.80%), 9/1/2032	915,000	963,504
Chemung County, NY, IDA, (Series B), 5.00% (Original Issue Yield: 4.999%), 11/1/2034	1,000,000	1,002,030
Chemung County, NY, IDA, 5.00% (Arnot Ogden Medical Center)/(Original Issue Yield: 5.02%), 11/1/2034	750,000	751,522
East Rochester, NY, Housing Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 5.375%), 4/20/2043	1,355,000	1,484,281
East Rochester, NY, Housing Authority, Revenue Bonds (Series A), 5.05% (St. John's Health Care Corp.)/(FHA INS), 8/1/2007	240,000	243,072
Erie County, NY, Water Authority Improvement & Extension, Revenue Bonds, 5.75% (Original Issue Yield: 5.783%), 12/1/2008	185,000	191,910
Erie County, NY, Water Authority, (Series A), 6.00% (AMBAC INS)/(Original Issue Yield: 7.25%), 12/1/2008	50,000	52,301
Geneva, NY, Revenue Bonds, (Project A), 5.375%, 2/1/2033	1,000,000	1,052,600
Holiday Square Housing Development Corp., NY, Section 8 Assisted Project, 5.80% (Holiday Square Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024	125,000	125,100
Lakewood, NY, GO UT Public Improvement Bonds, 5.50% (Original Issue Yield: 5.70%), 4/1/2012	50,000	50,801
Mahopac, NY, CSD, GO UT (Series C), Bonds, 5.30% (Original Issue Yield: 5.35%), 6/1/2018	1,000,000	1,078,330
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, 5.00% (Highland Hospital Rochester Project), 8/1/2025	$500,000	$506,705
Montgomery County, NY, IDA, Revenue Bonds (Series A), 5.00% (XL Capital Assurance Inc. INS), 7/1/2029	1,000,000	1,030,790
Municipal Assistance Corp. of Troy, NY, Refunding Revenue Bonds (Series A), 5.00% (Original Issue Yield: 5.40%), 1/15/2010	870,000	900,285
Nassau County, NY, Interim Finance Authority, Refunding Revenue Bonds (Series A), 5.00%, 11/15/2022	1,500,000	1,575,480
Nassau County, NY, (Series S), 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 3/1/2013	250,000	259,297
Nassau County, NY, GO, (Series F), 7.00% (FSA INS), 3/1/2010	500,000	568,150
Nassau County, NY, Special Tax, 5.75% (Original Issue Yield: 5.18%), 11/15/2013	500,000	553,130
New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, 6.50% (HUD Section 8 GTD)/(Original Issue Yield: 6.803%), 12/1/2014	980,000	1,079,352
New York City, NY, Educational Construction Fund, Refunding Revenue Bonds (Series A), 3.00% (MBIA Insurance Corp. INS), 4/1/2009	175,000	172,120
New York City, NY, Health and Hospitals Corp., (Series A), 5.45% (Original Issue Yield: 5.48%), 2/15/2026	1,000,000	1,032,820
New York City, NY, IDA, Revenue Bonds, 6.00% (Terminal One Group Association)/(Original Issue Yield: 6.40%), 1/1/2015	1,000,000	1,008,340
New York City, NY, Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield: 5.43%), 6/15/2033	1,000,000	1,022,690
New York City, NY, Municipal Water Finance Authority, Fiscal 2004-C Revenue Bonds, 5.00% (AMBAC INS), 6/15/2035	1,000,000	1,029,950
New York City, NY, Municipal Water Finance Authority, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.855%), 6/15/2027	1,000,000	1,047,970
New York City, NY, Transitional Finance Authority, 5.75%, 11/1/2011	695,000	760,212
New York City, NY, Transitional Finance Authority, 5.75%, 11/1/2011	305,000	337,403
New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds (2003 Series E), 5.00%, 2/1/2033	1,000,000	1,024,660
New York City, NY, Transitional Finance Authority, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 4.62%), 2/1/2013	135,000	147,732
New York City, NY, Transitional Finance Authority, Revenue Bonds - Public Imps., Refunding Notes, 5.00% (Original Issue Yield: 5.04%), 2/1/2031	1,500,000	1,539,780
New York City, NY Transitional Finance Authority, Revenue Bonds, 5.75%, 2/15/2015	875,000	956,786
New York City, NY, GO UT (Series I) Bonds, 6.25% (Original Issue Yield: 5.85%), 4/15/2006	$230,000	$233,432
New York City, NY, GO UT (Series A), 4.00%, 11/1/2008	250,000	254,780
New York City, NY, GO UT - 5.00%, 8/1/2024	1,300,000	1,337,817
New York City, NY, GO UT (Fiscal 2004 Series I), 5.00%, 8/1/2022	1,000,000	1,029,570
New York City, NY, GO UT (Series 2000A), 5.75% (Original Issue Yield: 5.79%), 5/15/2018	500,000	553,430
New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.30%), 6/1/2025	1,110,000	1,132,844
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	1,575,000	1,716,183
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	425,000	482,163
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, 5.05% (FHA INS), 8/15/2024	750,000	774,180
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.10% (AMBAC INS), 2/1/2019	1,000,000	1,047,870
New York State Dormitory Authority, Prerefunded Revenue Bonds 2005 Mental Health (Series D), 5.125% (Original Issue Yield: 5.33%), 8/15/2017	980,000	1,023,767
New York State Dormitory Authority, Refunding Revenue Bonds (Series A), 5.50% (Obligated Group)/(MBIA Insurance Corp. INS), 7/1/2011	300,000	320,589
New York State Dormitory Authority, Refunding Revenue Bonds (Series B), 5.25% (Original Issue Yield: 5.75%), 5/15/2019	20,000	21,752
New York State Dormitory Authority, Refunding Revenue Bonds, 4.20% (Hamilton College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.25%), 7/1/2010	250,000	257,303
New York State Dormitory Authority, Refunding Revenue Bonds, 5.30% (Cornell University)/(Original Issue Yield: 5.40%), 7/1/2008	1,000,000	1,031,960
New York State Dormitory Authority, Revenue Bonds (Series J), 5.00% (Brookdale Hospital Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.10%), 2/15/2010	1,000,000	1,048,440
New York State Dormitory Authority, Revenue Bonds (Series A), 4.00% (St. Barnabas Hospital)/(AMBAC INS), 8/1/2012	100,000	100,761
New York State Dormitory Authority, Revenue Bonds (Series D), 4.70% (Original Issue Yield: 4.75%), 8/15/2007	125,000	128,076
New York State Dormitory Authority, Revenue Bonds, 4.00%, 7/1/2012	200,000	201,448
New York State Dormitory Authority, Revenue Bonds, 5.85% (Arden Hill)/(FHA INS), 8/1/2026	155,000	164,987
New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS), 8/1/2026	350,000	370,010
New York State Dormitory Authority, Revenue Bonds, 7.50%, 5/15/2013	$3,000,000	$3,678,180
New York State Dormitory Authority, Revenue Refunding Bonds, 5.30% (Rochester, NY)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.475%), 7/1/2017	1,000,000	1,042,830
New York State Dormitory Authority, Rochester University, 5.125%, 7/1/2039	1,000,000	1,026,540
New York State Dormitory Authority, United Health Services, 5.375% (AMBAC INS)/(Original Issue Yield: 5.573%), 8/1/2027	1,000,000	1,057,780
New York State Dormitory Authority, Unrefunded Revenue Bonds 2005 Mental Health (Series D), 5.125% (Original Issue Yield: 5.33%), 8/15/2017	10,000	10,409
New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Refunding Revenue Bonds (Series C), 4.30%, 6/15/2011	500,000	518,890
New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revolving Revenue Bonds, 5.00%, 6/15/2016	1,000,000	1,059,570
New York State Environmental Facilities Corp., 5.00%, 10/15/2015	430,000	456,965
New York State Environmental Facilities Corp., 5.875%, 1/15/2017	400,000	436,752
New York State Environmental Facilities Corp., Refunding Revenue Bonds, 5.20% (Original Issue Yield: 5.20%), 5/15/2014	75,000	81,920
New York State Environmental Facilities Corp., Revenue Bonds (Series A), 3.50%, 4/15/2011	145,000	144,698
New York State Environmental Facilities Corp., Revenue Bonds, 5.85%, 1/15/2015	1,040,000	1,066,468
New York State HFA, (Series A), 6.90%, 8/15/2007	10,000	10,024
New York State HFA, (Series A), 7.75% (FHA INS)/(Original Issue Yield: 7.748%), 8/15/2017	1,000,000	1,023,970
New York State HFA, Refunding Revenue Bonds (Series A), 4.65% (MBIA Insurance Corp. INS), 11/1/2007	395,000	405,716
New York State HFA, Revenue Refunding Bonds, 7.90% (United States Treasury COL), 11/1/2006	40,000	40,978
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	635,000	665,086
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	365,000	375,778
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375% (Original Issue Yield: 6.45%), 9/15/2015	885,000	935,923
New York State Mortgage Agency, Refunding Revenue Bonds, 5.70% (Original Issue Yield: 5.70%), 4/1/2011	865,000	895,422
New York State Mortgage Agency, (Series 67), 5.80% (Original Issue Yield: 5.799%), 10/1/2028	480,000	488,467
New York State Mortgage Agency, Refunding Revenue Bonds (Series 53), 5.25%, 10/1/2006	300,000	304,728
New York State Thruway Authority, (Series 2000A), 6.25% (New York State Thruway Authority-Highway & Bridge Trust Fund)/(FSA INS), 4/1/2011	1,000,000	1,119,650
New York State Thruway Authority, (Series F), 5.00% (AMBAC LOC), 1/1/2030	1,000,000	1,036,780
New York State Thruway Authority-Highway & Bridge Trust Fund, Prerefunded Revenue Bonds (Series A), 5.125% (FGIC INS), 4/1/2011	345,000	368,319
New York State Thruway Authority-Highway & Bridge Trust Fund, Revenue Bonds (Series B), 2.00%, 4/1/2006	130,000	129,535
New York State Thruway Authority-Highway & Bridge Trust Fund, Unrefunded Revenue Bonds (Series A), 5.125% (FGIC INS), 4/1/2011	655,000	692,623
New York, NY, City Industrial Agency, Refunding Revenue Bonds, 2.00% (FSA INS), 11/15/2006	250,000	246,418
New York, NY, City Industrial Agency, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 6/1/2035	500,000	517,495
Niagara Falls, NY, Bridge Commission, (Series B), 5.25% (FGIC INS)/(Original Issue Yield: 5.35%), 10/1/2015	25,000	27,350
North Babylon Union Free School District, NY, (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 2/15/2017	1,000,000	1,083,620
Oneida County, NY, Industrial Development Agency Revenue, Refunding Revenue Bonds, 5.00% (Presbyterian Home Center, NY)/(Marine Midland Banks, Inc. INS), 3/1/2007	240,000	244,519
Oneida County, NY, Industrial Development Agency Revenue, Refunding Revenue Bonds, 5.00% (Presbyterian Home Center, NY)/(Marine Midland Banks, Inc. INS), 3/1/2008	255,000	262,517
Onondaga County, NY, IDA, University and College Improvements Revenue Bonds, 5.00%, 3/1/2009	85,000	88,153
Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019	1,580,000	1,672,604
Oriskany, NY, CSD, Refunding GO UT, 4.00% (FGIC INS), 6/15/2006	100,000	100,657
Plattsburgh, NY, GO UT, 4.60% (FGIC INS), 11/15/2011	250,000	261,125
Port Authority of New York and New Jersey, Revenue Bonds (140TH), 5.00%, 12/1/2022	2,500,000	2,649,775
Riverton Housing Corp., Revenue Bonds, 6.65% (FHA INS), 8/1/2024	160,000	170,882
Rondout Valley, NY, CSD Accord, Refunding GO UT, Notes, 4.25% (FSA INS), 3/1/2010	305,000	315,626
Schenectady, NY, IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/(Original Issue Yield: 5.467%), 12/1/2029	155,000	167,758
Schenectady, NY, Metroplex Development Authority Revenue, Revenue Bonds (Series A), 4.00%, 12/15/2006	300,000	301,986
TSASC, Inc. NY, Cash Flow Management, Public Improvements, 6.25%, 7/15/2027	1,000,000	1,059,960
Tobacco Settlement Financing Corp., NY, (Series A), 5.00%, 6/1/2011	500,000	505,130
Tobacco Settlement Financing Corp., NY, (Series A-1), 5.25% (Original Issue Yield: 4.00%), 6/1/2016	1,430,000	1,518,589
Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series C-1), 5.25% (New York State), 6/1/2013	400,000	416,984
Tobacco Settlement Financing Corp., NY, Revenue Bonds (Series C-1), 5.50%, 6/1/2010	440,000	441,593
Tobacco Settlement Financing Corp., NY, Revenue Bonds (Series B-1), 3.125% (Original Issue Yield: 3.21%), 6/1/2009	250,000	245,913
Tompkins County, NY, IDA, Revenue Bonds, 6.05% (Ithacare Center Project)/(FHA INS), 2/1/2017	460,000	474,508
Tompkins, NY, Health care Corp., 10.80% (FHA INS), 2/1/2028	275,000	306,578
Triborough Bridge & Tunnel Authority, NY, (Series A), 5.00% (Original Issue Yield: 5.24%), 1/1/2027	640,000	656,851
Triborough Bridge & Tunnel Authority, NY, (Series Y), Refunding Revenue Bonds, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021	3,500,000	4,216,520
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.821%), 1/1/2009	285,000	303,673
Utica, NY, IDA Civic Facility, (Series A) Revenue Bonds, 5.50% (Munson Williams Proctor), 7/15/2029	425,000	447,504
Utica, NY, IDA Civic Facility, (Series A), 5.375% (Munson Williams Proctor)/(Original Issue Yield: 5.45%), 7/15/2019	320,000	335,421
Utica, NY, GO, 5.50%, 8/15/2013	510,000	549,515
Warren County, NY, GO UT, 4.00% (FGIC INS), 7/15/2014	175,000	176,997
Webster, NY CSD, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.40%), 6/15/2019	1,000,000	1,070,850

TOTAL NEW YORK		$79,036,959

PUERTO RICO – 7.0%
Commonwealth of Puerto Rico, GO UT, 7.00%, 7/1/2010	550,000	633,336
Puerto Rico Electric Power Authority, (Series LL), 5.50% (MBIA Insurance Corp. LOC), 7/1/2019	2,690,000	3,046,156
Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds (Series Y), 6.25% (MBIA Insurance Corp. INS), 7/1/2014	1,390,000	1,633,208
Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds, 5.10% (American Home Products Corp.)/(Original Issue Yield: 5.30%), 12/1/2018	25,000	25,660
Puerto Rico Public Building Authority, Refunding Revenue Bonds, 5.50%, 7/1/2016	1,000,000	1,120,380

TOTAL PUERTO RICO		$6,458,740

SOUTH CAROLINA – 0.6%
Tobacco Settlement Revenue Management Authority, SC, (Series B), 6.375% (Original Issue Yield: 6.48%), 5/15/2030	$500,000	$567,695
VIRGINIA – 0.3%
Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 6/1/2026	250,000	256,065
WISCONSIN – 2.1%
Badger, WI Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027	1,780,000	1,887,494

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $86,478,667)		$88,615,793

SHORT-TERM MUNICIPALS – 1.5%
NEW YORK – 1.5%
New York City, NY, Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ)	$700,000	$700,000
New York City, NY, (1994 Series H-2), Daily VRDNs (MBIA Insurance Corp. INS)/(Commerzbank AG, Frankfurt LOC)/(Wachovia Bank N.A. SA)	700,000	700,000

TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		$1,400,000

TOTAL INVESTMENTS – 97.7% (IDENTIFIED COST $87,878,667)		$90,015,793

OTHER ASSETS AND LIABILITIES – NET – 2.3%		$2,127,930

TOTAL NET ASSETS – 100%		$92,143,723

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Pennsylvania Municipal Bond Fund

At October 31, 2005 the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Refunding Bonds	52.4%
Public Improvements	11.8%
University and College Improvements	5.0%
Other	4.9%
School Improvements	4.5%
Electrical Light & Power Improvements	3.4%
Nursing Homes	3.0%
Transit Improvements	2.1%
Recreational Facility Improvements	2.1%
Industrial Improvements	2.1%
Miscellaneous Purposes	1.8%
Water Utility Improvements	1.4%
Retirement Facilities	1.2%
Economic Improvements	0.9%
Refunding Notes	0.8%
Health, Hospital and Nursing Home Improvements	0.7%
Cash Equivalents[2]	0.7%
Other Assets & Liabilities -- Net[3]	1.2%

TOTAL	100%

At October 31, 2005, the Fund’s credit quality ratings composition4 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody’s Long-Term Ratings as Percentage of Total Net Assets

AAA	53.2%	A	1.4%
AA	16.8%	Aaa	68.0%
A	2.2%	Aa	13.9%
BBB	5.0%	Baa	3.3%
Not Rated by S&P	20.9%	Not Rated by Moody’s	11.5%
Cash Equivalents[2]	0.7%	Cash Equivalents[2]	0.7%
Other Assets & Liabilities -- Net[3]	1.2%	Other Assets & Liabilities -- Net[3]	1.2%

TOTAL	100%	TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) See Statements of Assets and Liabilities.

(4) These tables depict the long-term credit quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investor Service (Moody’s), each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3MUNICIPAL BONDS – 98.1%
PENNSYLVANIA – 94.7%
Adams County, PA, GO UT Refunding Notes, 5.30% (FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019 Pre-refunded to 5/15/2011	$1,185,000	$1,285,014
Allegheny County, PA, IDA, Refunding Revenue Bonds, 6.70%, 12/1/2020	2,150,000	2,169,629
Allegheny County, PA, Port Authority, Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.125%), 3/1/2024 Pre-refunded to 3/1/2009	2,500,000	2,725,575
Allegheny County, PA, GO, (Series C-52), 5.25% (FGIC INS)/(Original Issue Yield: 5.50%), 11/1/2021 Pre-refunded to 5/1/2011	4,000,000	4,326,240
Belle Vernon, PA, Area School District, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.09%), 4/1/2021 Pre-refunded to 4/1/2009	1,210,000	1,310,430
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2014	1,655,000	1,778,910
Blair County, PA, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 3.45%), 8/1/2007	1,000,000	1,031,250
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, Mandatory Put, 5.40%, 11/1/2011 (Series 1995)/(USX Corp.)/(Wachovia Bank N.A. LOC)	750,000	811,695
Bucks County, PA, IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	1,000,000	1,054,310
Bucks County, PA, IDA, Revenue Bonds, 10.00%, 5/15/2019	4,775,000	7,556,199
Butler County, PA, IDA, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.00%), 7/15/2011	1,000,000	1,120,160
Charleroi, PA, Area School District, (Series C), 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 10/1/2014 Pre-refunded to 10/1/2009	1,070,000	1,163,293
Charleroi, PA, Area School District, (Series C), 6.00% (FGIC INS), 10/1/2017 Pre-refunded to 10/1/2009	1,300,000	1,422,681
Charleroi, PA, Area School District, (Series C), 6.00% (FGIC INS), 10/1/2017	30,000	32,797
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.50% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 7/1/2007	965,000	988,604
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 7/1/2010	1,675,000	1,717,277
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009	1,985,000	2,035,101
Chester County, PA, HEFA, Revenue Bonds, 5.625% (Immaculata College)/(Radian Asset Assurance INS), 10/15/2027	2,250,000	2,372,827
Chester County, PA, HEFA, Revenue Bonds, (Series B), 5.375% (Jefferson Health System)/(Original Issue Yield: 5.63%), 5/15/2027	$2,000,000	$2,041,780
Dauphin County, PA, General Authority, Revenue Refunding Bonds, 5.20% (Pinnacle Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 5/15/2009	910,000	941,804
Delaware County, PA, Authority, Dunwoody Village, 6.25% (Original Issue Yield: 6.45%), 4/1/2030	1,200,000	1,257,516
Delaware County, PA, 5.125%, 11/15/2016	4,500,000	4,648,815
Delaware River Joint Toll Bridge Commission, Refunding Revenue Bonds (Original Issue Yield: 4.66%), 5.25%, 7/1/2018	2,000,000	2,153,176
Greater Johnstown, PA, School District, GO UT, 5.00% (FGIC INS), 2/1/2009	1,365,000	1,437,522
Greene County, PA, IDA, Refunding Revenue Bonds, 4.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.749%), 2/1/2007	710,000	723,767
Hempfield, PA, School District, GO UT, (Series B), 5.00% (FGIC INS), 10/15/2018	2,650,000	2,815,042
Indiana County, PA, IDA, (Series A), 5.875% (AMBAC INS)/(Original Issue Yield: 6.04%), 11/1/2029	1,300,000	1,335,841
Indiana County, PA, IDA, 6.00% (MBIA Insurance Corp. INS), 6/1/2006	1,500,000	1,526,010
Lancaster County, PA, Solid Waste Management, (Series B), 5.375% (AMBAC LOC)/(Original Issue Yield: 5.05%), 12/15/2015	4,000,000	4,262,480
Lancaster County, PA, (Series A), 5.60% (FGIC LOC)/(Original Issue Yield: 5.65%), 5/1/2012 Pre-refunded to 5/1/2010	2,000,000	2,176,780
Mercer County, PA, General Obligation Unltd, 5.50%, 10/1/2018	1,155,000	1,259,089
Mercer County, PA, General Obligation Unltd, 5.50%, 10/1/2019	1,215,000	1,324,496
Montgomery County, PA, Higher Education & Health Authority College, Revenue Bonds, 5.70% (Connie Lee LOC)/(Original Issue Yield: 5.80%), 4/1/2010	500,000	515,275
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Original Issue Yield: 7.40%), 12/1/2019	3,000,000	3,442,080
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Refunding Bonds, 5.50% (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008	1,275,000	1,335,945
Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	1,000,000	1,038,640
Montgomery County, PA, IDA, Revenue Bonds, 5.25% (Original Issue Yield: 5.48%), 11/15/2028	1,850,000	1,870,739
Montgomery County, PA, 5.375%, 7/15/2013	$1,885,000	$2,005,508
North Allegheny, PA, School District, GO UT, 5.50% (FGIC INS), 11/1/2010	1,765,000	1,925,209
Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.80%), 9/1/2019	2,410,000	2,834,232
Pennsylvania State, General Obligation UT, 5.25% (Original Issue Yield: 4.69%), 10/15/2008	2,000,000	2,109,680
Pennsylvania State, General Obligation UT, 6.00% (Original Issue Yield: 5.96%), 1/15/2018	3,000,000	3,318,180
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St. Joseph's University)/(Radian Asset Assurance INS), 12/15/2015	1,940,000	2,080,844
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60% (Original Issue Yield: 5.60%), 11/1/2022	2,600,000	2,733,016
Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (York College of Pennsylvania)/(FGIC INS), 11/1/2020	550,000	576,570
Pennsylvania State IDA, Economic Development Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013	500,000	552,575
Pennsylvania State IDA, Refunding Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 5.20%), 7/1/2006	1,990,000	2,028,825
Pennsylvania State IDA, Refunding Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 5.20%), 7/1/2006	1,010,000	1,029,705
Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC INS)/(Original Issue Yield: 4.77%), 6/1/2013	5,500,000	6,073,100
Pennsylvania State University, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.67%), 8/15/2016	1,000,000	1,101,690
Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2017	1,335,000	1,426,341
Pennsylvania State University, (Series A), 5.00%, 9/1/2019	1,500,000	1,582,620
Pennsylvania State, 5.00%, 8/1/2016 Pre-refunded to 8/1/2008	1,475,000	1,556,686
Perkiomen Valley School District, PA, GO UT, 5.00% (Original Issue Yield: 4.82%), 4/1/2028	2,500,000	2,578,775
Philadelphia, PA, IDA, (Series B), 5.25% (FSA LOC)/(Original Issue Yield: 4.50%), 10/1/2010	1,000,000	1,075,110
Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.45%), 10/1/2030	2,000,000	2,093,680
Philadelphia, PA, IDA, Refunding Revenue Bonds, 4.75% (Original Issue Yield: 4.84%), 8/15/2008	765,000	763,547
Philadelphia, PA, IDA, Refunding Revenue Bonds, 5.20%, 6/15/2018	2,100,000	2,115,456
Philadelphia, PA, IDA, Revenue Bonds, 6.00% (Philadelphia, PA)/(MBIA Insurance Corp. INS), 2/15/2007	1,365,000	1,413,417
Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 4.40%), 5/1/2014	$1,280,000	$1,391,974
Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 4.53%), 5/1/2015	1,350,000	1,473,242
Philadelphia, PA, Water & Wastewater System, (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield: 5.25%), 8/1/2013	2,000,000	2,094,600
Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 5.625% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.81%), 6/15/2009	1,900,000	2,043,450
Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2007	3,000,000	3,155,490
Philadelphia, PA, Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2008	2,150,000	2,315,421
Philadelphia, PA, GO UT, 5.25% (FSA INS)/(Original Issue Yield: 4.59%), 9/15/2015	1,000,000	1,068,560
Pittsburgh, PA, Auditorium Authority, Refunding Revenue Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 5.155%), 2/1/2017	3,000,000	3,195,540
Scranton, PA, Parking Authority, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 4.92%), 9/15/2033	2,355,000	2,421,976
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, 5.625% (Mercy Health Care Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 1/1/2016	2,000,000	2,086,360
Southeastern, PA, Transportation Authority, (Series A) Revenue Bonds, 5.25% (FGIC INS), 3/1/2013	500,000	532,090
Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.65%), 9/15/2020	1,000,000	1,073,790
Tredyffrin Township, PA, GO UT Unrefunded Balance, 5.25% (Original Issue Yield: 5.60%), 11/15/2017	1,015,000	1,034,255
Tredyffrin-Easttown, PA, School District, GO UT, 5.00% (Original Issue Yield: 3.92%), 2/15/2009	1,000,000	1,051,090
Tredyffrin-Easttown, PA, School District, GO UT Refunding Bonds, 5.00%, 2/15/2015	3,535,000	3,809,670
West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid Withholding GTD), 4/15/2016	1,515,000	1,601,037
West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid Withholding GTD), 4/15/2018	1,000,000	1,050,630
York County, PA, School Technology Authority, Lease Revenue Bonds, 5.50% (FGIC INS), 2/15/2021	1,000,000	1,091,320

TOTAL PENNSYLVANIA		$146,474,050

PUERTO RICO – 3.4%
Puerto Rico Electric Power Authority, Revenue Bonds (Series PP), 5.00% (FGIC INS), 7/1/2022	$5,000,000	$5,278,500

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $146,175,096)		$151,752,550

Description	Shares	Value

4MUTUAL FUND – 0.7%
Pennsylvania Municipal Cash Trust, Institutional Shares (AT NET ASSET VALUE)	1,093,159	$1,093,159

TOTAL INVESTMENTS – 98.8% (IDENTIFIED COST $147,268,255)		$152,845,709

OTHER ASSETS AND LIABILITIES – NET – 1.2%		$1,833,519

TOTAL NET ASSETS – 100%		$154,679,228

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Maryland Municipal Bond Fund

At October 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Refunding Bonds	42.5%
Health, Hospital, and Nursing Home Improvements	18.1%
Public Improvements	6.8%
University and College Improvements	5.7%
School Improvements	3.9%
Recreational Facilities Improvements	3.9%
Water Utility Improvements	3.7%
Miscellaneous Purposes	2.0%
Refunding Notes	1.8%
Housing	1.8%
State Manufacturing Housing	1.8%
Private Primary Schools	1.6%
Cash Flow Management	1.5%
Highway Improvements	1.3%
Transit Improvements	1.0%
Other	0.8%
Cash Equivalents[2]	0.6%
Other Assets & Liabilities -- Net[3]	1.2%

TOTAL	100%

At October 31, 2005, the Fund’s credit quality ratings composition4 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody’s Long-Term Ratings as Percentage of Total Net Assets

AAA	41.2%	A	4.1%
AA	28.1%	Aaa	44.4%
A	5.0%	Aa	26.2%
BBB	7.2%	Baa	12.0%
Not Rated By S&P	16.7%	Not Rated By Moody’s	11.5%
Cash Equivalents[2]	0.6%	Cash Equivalents[2]	0.6%
Other Assets & Liabilities -- Net[3]	1.2%	Other Assets & Liabilities -- Net[3]	1.2%

TOTAL	100%	TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) See Statements of Assets and Liabilities.

(4) These tables depict the long-term credit quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by …”category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit ratings in the Fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3MUNICIPAL BONDS – 98.2%
DISTRICT OF COLUMBIA – 0.9%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.55%), 1/1/2012	$1,000,000	$1,075,330
MARYLAND – 91.0%
Anne Arundel County, MD, GO UT, 5.00% (Original Issue Yield: 3.86%), 3/1/2016	1,000,000	1,064,920
Anne Arundel County, MD, GO, 6.00%, 9/1/2006	2,000,000	2,049,000
Anne Arundel County, MD, Refunding Revenue Bonds National Business Park Project, 5.125%, 7/1/2028	2,200,000	2,312,156
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, 5.375% (MBIA Insurance Corp. INS), 9/1/2011	2,910,000	3,115,271
Baltimore County, MD, Port Facility, Refunding Revenue Bonds, 6.50%, 10/1/2011	1,000,000	1,054,110
Baltimore, MD, Water Projects, Revenue Bonds (Series A), 5.375% (FGIC INS), 7/1/2015	775,000	853,035
Baltimore, MD, Refunding Revenue Bonds, (Series A), 5.75% (FSA INS)/(Original Issue Yield: 5.80%), 7/1/2030	3,000,000	3,295,590
Baltimore, MD, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/1/2017	1,000,000	1,097,460
Calvert County, MD, Pollution Control, 5.55% (Baltimore Gas & Electric Co.)/(MBIA Insurance Corp. INS), 7/15/2014	2,500,000	2,530,325
Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS), 1/1/2016	2,000,000	2,104,360
Frederick County, MD, Revenue Bonds, 5.75% (Original Issue Yield: 5.88%), 9/1/2025	1,000,000	1,037,260
Frederick County, MD, Revenue Bonds, 5.90% (Original Issue Yield: 5.95%), 1/1/2017	1,000,000	998,130
Harford County, MD, GO UT, 5.50%, 12/1/2008	1,895,000	2,015,522
Howard County, MD, GO UT, 5.25%, 8/15/2016	1,480,000	1,611,039
Howard County, MD, 5.25%, 8/15/2015	1,800,000	1,947,294
Howard County, MD, 5.25%, 8/15/2015	125,000	136,067
Maryland State Community Development Administration, 5.05% (MHF LOC), 4/1/2008	765,000	782,557
Maryland State Community Development Administration, 5.20%, 12/1/2029	2,000,000	2,084,060
Maryland State Community Development Administration, (Series A), 5.60%, 3/1/2017	935,000	962,227
Maryland State Department of Transportation, 5.50% (Original Issue Yield: 4.59%), 2/1/2016	1,000,000	1,124,610
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 3.95%), 5/1/2015	1,375,000	1,477,561
Maryland State Economic Development Corp., 4.65% (GNMA Collateralized Home Mortgage Program COL), 12/20/2008	390,000	399,188
Maryland State Economic Development Corp., 5.60%, 6/1/2010	1,205,000	1,261,984
Maryland State Economic Development Corp., 6.00% (Original Issue Yield: 6.054%), 6/1/2019	1,000,000	1,050,320
Maryland State Economic Development Corp., 7.125%, 4/1/2019	820,000	878,523
Maryland State Economic Development Corp., 8.25%, 11/1/2026	1,000,000	977,710
Maryland State Health & Higher Educational Facilities Authority, (Series A) Revenue Bonds, 5.25% (Medlantic/Helix Parent, Inc.)/(FSA INS), 8/15/2012	1,175,000	1,243,326
Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.75% (Original Issue Yield: 4.90%), 11/1/2014	1,000,000	1,024,690
Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 3.84%), 7/1/2015	1,740,000	1,857,380
Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 4.59%), 7/1/2024	250,000	260,830
Maryland State Health & Higher Educational Facilities Authority, 4.80%, 10/1/2028	1,000,000	1,000,080
Maryland State Health & Higher Educational Facilities Authority, 5.00% (AMBAC INS)/(Original Issue Yield: 5.27%), 7/1/2027	2,500,000	2,672,075
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Frederick Memorial Hospital)/(Original Issue Yield: 5.20%), 7/1/2022	2,500,000	2,551,650
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital), 5/15/2013	1,465,000	1,541,429
Maryland State Health & Higher Educational Facilities Authority, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.17%), 7/1/2019	1,500,000	1,561,245
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Mercy Ridge, Inc.), 4/1/2008	2,000,000	2,026,640
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Original Issue Yield: 5.20%), 7/1/2008	1,000,000	1,001,210
Maryland State Health & Higher Educational Facilities Authority, 5.00% (University of Maryland Medical System), 7/1/2012	1,000,000	1,045,390
Maryland State Health & Higher Educational Facilities Authority, 5.125% (Johns Hopkins University)/(Original Issue Yield: 5.54%), 7/1/2020	2,000,000	2,102,360
Maryland State Health & Higher Educational Facilities Authority, 5.25% (FSA INS), 8/15/2011	2,000,000	2,123,340
Maryland State Health & Higher Educational Facilities Authority, 5.25% (FSA INS)/(Original Issue Yield: 5.35%), 7/1/2020	1,585,000	1,696,378
Maryland State Health & Higher Educational Facilities Authority, 5.25% (Johns Hopkins University)/(Original Issue Yield: 5.52%), 7/1/2017	2,000,000	2,130,300
Maryland State Health & Higher Educational Facilities Authority, 5.50% (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%), 7/1/2013	845,000	877,972
Maryland State Health & Higher Educational Facilities Authority, 5.625% (Mercy Medical Center)/(Original Issue Yield: 5.80%), 7/1/2031	2,000,000	2,057,400
Maryland State Health & Higher Educational Facilities Authority, 5.80% (Original Issue Yield: 5.93%), 1/1/2032	1,135,000	1,186,325
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Carroll County, MD General Hospital), 7/1/2037	2,250,000	2,376,698
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Catholic Health Initiatives), 12/1/2013	1,370,000	1,500,862
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.05%), 1/1/2015	1,500,000	1,555,845
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.05%), 7/1/2020	250,000	261,588
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.146%), 7/1/2031	1,500,000	1,553,745
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.05%), 8/15/2011	1,000,000	1,051,370
Maryland State Health & Higher Educational Facilities Authority, (Series A), 5.375% (Loyola College in Maryland, Inc.)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.45%), 10/1/2011	950,000	987,611
Maryland State IDFA, 5.10% (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%), 11/1/2022	1,000,000	1,040,800
Maryland State Stadium Authority, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 3/1/2012	1,000,000	1,017,980
Maryland State, 5.50%, 3/1/2013	2,000,000	2,226,820
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds, 5.00%, 4/1/2013	1,330,000	1,425,162
Montgomery County, MD, Special Obligation, Special Tax, 5.375% (Radian Group, Inc. INS)/(Original Issue Yield: 5.48%), 7/1/2020	250,000	263,688
Montgomery County, MD, GO UT, 5.60% (Original Issue Yield: 5.70%), 1/1/2016	2,000,000	2,188,100
New Baltimore, MD, Board School Commerce, Revenue Bonds, 5.00% (Original Issue Yield: 5.05%), 11/1/2013	1,135,000	1,205,892
Northeast, MD, Waste Disposal Authority, Revenue Bonds, 7.20% (MBIA Insurance Corp. INS), 1/1/2006	2,500,000	2,517,600
Description	Principal Amount or Shares	Value

Prince Georges County, MD, Consolidated Public Improvement GO UT PRF 10/01/09 @101, 5.50% (FSA INS), 10/1/2010	$1,945,000	$2,116,938
Prince Georges County, MD, Consolidated Public Improvement GO UT Unrefunded, 5.50% (FSA INS), 10/1/2010	55,000	59,651
Queen Annes County, MD, 5.00% (MBIA Insurance Corp. INS), 11/15/2016	1,000,000	1,078,140
Queen Annes County, MD, Public Facility, 6.00% (FGIC INS)/(Original Issue Yield: 5.25%), 11/15/2008	1,000,000	1,065,730
St. Mary's College, MD, Refunding Revenue Bonds Academic and Auxiliary Fee (Series A), 4.50% (AMBAC INS)/(Original Issue Yield: 4.65%), 9/1/2030	2,250,000	2,198,858
St. Mary's College, MD, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 9/1/2027	1,000,000	1,047,840
St. Mary's County, MD, GO UT, 5.00% (Original Issue Yield: 5.00%), 10/1/2021	1,000,000	1,050,570
St. Mary's County, MD, GO UT Refunding Bonds, 5.00%, 10/1/2018	2,255,000	2,384,031
University of Maryland, Auxiliary Facility & Tuition Refunding Revenue Bonds (Series A), 5.00%, 4/1/2009	1,000,000	1,054,310
University of Maryland, Revenue Bonds, 5.25%, 10/1/2011	1,000,000	1,067,550
Washington Suburban Sanitation District, MD, GO UT, 6.00%, 6/1/2018	1,000,000	1,184,750

TOTAL MARYLAND		$103,662,428

PUERTO RICO – 4.3%
Commonwealth of Puerto Rico, GO UT, 6.25% (MBIA Insurance Corp. INS), 7/1/2012	1,000,000	1,152,250
Puerto Rico HFA, Capital Funding Program, 5.00% (Original Issue Yield: 4.22%), 12/1/2018	2,000,000	2,088,420
Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 4.94%), 6/1/2019	1,500,000	1,678,500

TOTAL PUERTO RICO		$4,919,170

WISCONSIN – 2.0%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%, 6/1/2028	2,000,000	2,235,580

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $108,004,406)		$111,892,508

4MUTUAL FUND – 0.6%
Maryland Municipal Cash Trust (AT NET ASSET VALUE)	674,655	$674,655

TOTAL INVESTMENTS – 98.8% (IDENTIFIED COST $108,679,061)		$112,567,163

OTHER ASSETS AND LIABILITIES – NET – 1.2%		$1,360,802

TOTAL NET ASSETS – 100%		$113,927,965

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Intermediate-Term Bond Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

Corporate Bonds	35.0%
Mortgage Backed Securities	22.6%
Collateralized Mortgage Obligations	12.6%
Government Agencies	12.1%
U.S. Treasury	10.3%
Notes Variable	0.8%
Cash Equivalents[1]	1.3%
Other Assets and Liabilities -- Net[2]	5.3%

TOTAL	100%

At October 31, 2005, the Fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody’s Long-Term Ratings As Percentage of Total Net Assets

AAA[4]	56.9%	AAA[4]	56.4%
AA	1.9%	A	17.9%
A	17.5%	Aa	3.3%
BBB	13.3%	B	0.5%
BB	1.8%	Baa	10.6%
B	0.5%	Ba	2.7%
		C	0.5%
Not Rated by S&P	1.5%	Not Rated by Moody’s	1.5%
Cash Equivalents[1]	1.3%	Cash Equivalents[1]	1.3%
Other Assets and Liabilities -- Net[2]	5.3%	Other Assets and Liabilities -- Net[2]	5.3%

TOTAL	100%	TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreement.

(2) See Statements of Assets and Liabilities.

(3) These tables depict the long-term credit quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by …” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit ratings in the Fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 12.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 9.5%
(Series 2672), Class GM, 4.00%, 3/15/2017	$461,885	$460,485
(Series 2628C), Class QH, 4.00%, 12/15/2021	1,362,576	1,348,051
(Series R001), Class AE, 4.375%, 4/15/2015	6,334,839	6,194,205
(Series 2872C), Class GB, 5.00%, 5/15/2028	7,000,000	6,947,500
(Series R003), Class AG, 5.125%, 10/15/2015	6,000,000	5,926,020
(Series 1614), Class J, 6.25%, 11/15/2022	125,382	125,397
(Series 1920), Class H, 7.00%, 1/15/2012	1,227,405	1,267,259

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$22,268,917

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.9%
(Series 1993-135), Class PG, 6.25%, 7/25/2008	298,511	300,890
(Series 1993-160), Class AJ, 6.50%, 4/25/2023	1,722,864	1,751,515

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$2,052,405

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.7%
(Series 0421A, Class PJ, 3.50%, 6/20/2025	1,798,419	1,770,687
WHOLE LOAN – 1.5%
Structured Adjustable Rate Mortgage Loan (Series 2004-9XS), 6.00%, 2/25/2035	3,529,722	3,544,688

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,101,896)		$29,636,697

CORPORATE BONDS – 35.0%
AEROSPACE & DEFENSE – 0.4%
United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015	960,000	943,642
AUTOMOBILES – 0.8%
DaimlerChrysler North America Holding Corp., 6.40%, 5/15/2006	1,500,000	1,512,090
DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	500,000	485,535

TOTAL AUTOMOBILES		$1,997,625

BANKS – 1.9%
BankBoston Capital Trust III, Company Guarantee, 4.62%, 6/15/2027	$1,000,000	$989,420
PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,330,000	1,372,148
Suntrust Capital III, Company Guarantee, 4.52%, 3/15/2028	1,000,000	975,890
U.S. Bank, N.A., Sub. Note, 6.30%, 7/15/2008	1,000,000	1,034,750

TOTAL BANKS		$4,372,208

BANKS--FOREIGN – 0.9%
Merita Ltd., Sub. Note, 6.50%, 1/15/2006	2,060,000	2,068,487
BANKS--REGIONAL – 0.4%
National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,055,000	1,036,210
CAPITAL MARKETS – 1.7%
Bear Stearns Cos., Inc., Sr. Note, 7.25%, 10/15/2006	835,000	855,065
Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,000,000	1,016,500
Lehman Brothers Holdings, Inc., 6.25%, 5/15/2006	670,000	676,425
Morgan Stanley, Bond, 5.80%, 4/1/2007	500,000	506,540
Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	1,000,000	947,230

TOTAL CAPITAL MARKETS		$4,001,760

COMMERCIAL BANKS – 2.1%
Bank of America Corp., Sub. Note, 7.125%, 10/15/2011	800,000	879,272
KeyCorp, 2.75%, 2/27/2007	1,580,000	1,540,216
SunTrust Banks, Inc., Sub. Note, 7.375%, 7/1/2006	1,000,000	1,020,410
Wachovia Corp., Bond, 5.50%, 8/1/2035	1,500,000	1,424,475

TOTAL COMMERCIAL BANKS		$4,864,373

CONSUMER FINANCE – 6.1%
Caterpillar Financial Services Corp., Note, (Series F), 3.10%, 5/15/2004	800,000	781,520
Capital One Bank, Note, 5.00%, 6/15/2009	2,000,000	1,990,500
Countrywide Home Loans, Inc., Company Guarantee, (Series M), 4.04%, 11/16/2007	1,000,000	1,000,470
Countrywide Home Loans, Inc., Company Guarantee, (Series MTNM), 4.00625%, 8/25/2006	2,000,000	2,001,960
Countrywide Home Loans, Inc., Note, (Series K), 3.50%, 12/19/2005	1,000,000	999,050
Ford Motor Credit Co., Note, 8.625%, 11/1/2010	1,000,000	985,500
Household Finance Corp., Note, 6.50%, 1/24/2006	$1,295,000	$1,301,216
MBNA America Bank, N.A., Sr. Note, (Series BKNT), 6.50%, 6/20/2006	1,500,000	1,515,945
[2] Residential Capital Corp., 6.375%, 6/30/2010	500,000	507,800
Residential Capital Corp., Unsecd. Note, 6.875%, 6/30/2010	250,000	262,765
SLM Corp., Note, (Series A), 4.28%, 1/25/2008	3,000,000	3,006,750

TOTAL CONSUMER FINANCE		$14,353,476

DIVERSIFIED FINANCIAL SERVICES – 3.6%
General Electric Capital Corp., Note, (Series A), 3.801%, 3/4/2008	1,000,000	1,000,180
International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013	1,800,000	1,855,008
J.P. Morgan Chase & Co., Note, 7.60%, 5/1/2007	1,400,000	1,455,706
J.P. Morgan Chase & Co., Unsecd. Note, 4.97038%, 9/30/2034	2,000,000	1,991,560
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 6.00%, 5/15/2006	1,000,000	1,007,870
National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.50%, 3/1/2007	1,000,000	1,021,990

TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,332,314

DIVERSIFIED MANUFACTURING – 0.6%
Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013	1,250,000	1,299,700
ELECTRIC UTILITIES – 2.2%
Columbus Southern Power, Note, 6.51%, 2/1/2008	1,250,000	1,296,150
Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035	1,000,000	896,210
Niagara Mohawk Power Corp., 1st Mtg. Bond, 7.75%, 5/15/2006	1,000,000	1,017,350
Progress Energy Carolinas, Inc., 1st Mtg. Note, 5.125%, 9/15/2013	2,000,000	1,979,520

TOTAL ELECTRIC UTILITIES		$5,189,230

ENERGY EQUIPMENT & SERVICES – 0.4%
National-Oilwell, Inc., Note, 5.65%, 11/15/2012	1,000,000	1,017,220
FOOD PRODUCTS – 1.1%
ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005	1,140,000	1,142,052
Kraft Foods, Inc., Note, 4.125%, 11/12/2009	1,500,000	1,451,070

TOTAL FOOD PRODUCTS		$2,593,122

GAS UTILITIES – 0.3%
Consolidated Natural Gas Co., Sr. Note, (Series B), 5.375%, 11/1/2006	$730,000	$733,665
HOTELS, RESTAURANTS & LEISURE – 0.7%
Tricon Global Restaurants, Inc., Sr. Note, 8.50%, 4/15/2006	1,500,000	1,525,470
HOUSEHOLD DURABLES – 0.5%
D. R. Horton, Inc., Sr. Note, 8.00%, 2/1/2009	1,000,000	1,067,500
IT SERVICES – 0.5%
Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,162,500
INSURANCE – 0.4%
Marsh & McLennan Cos., Inc., Unsecd. Note, 5.75%, 9/15/2015	1,000,000	979,090
MACHINERY – 0.4%
Ingersoll-Rand Co., Note, 6.25%, 5/15/2006	1,000,000	1,009,280
MEDIA – 2.0%
AOL Time Warner, Inc., Bond, 7.70%, 5/1/2032	1,000,000	1,147,690
Cox Communications, Inc., 7.75%, 8/15/2006	1,515,000	1,548,269
Walt Disney Co., Note, (Series MTN), 5.50%, 12/29/2006	2,000,000	2,015,520

TOTAL MEDIA		$4,711,479

MULTI-UTILITIES – 0.7%
CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015	1,250,000	1,346,812
Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	400,00	384,364

TOTAL MULTI-UTILITIES		$1,731,176

OIL, GAS & CONSUMABLE FUELS – 2.8%
Amerada-Hess Corp., 7.875%, 10/1/2029	1,250,000	1,497,875
Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,200,000	1,218,000
ChevronTexaco Corp., Note, 3.50%, 9/17/2007	990,000	970,418
Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,272,162
Valero Energy Corp., 6.875%, 4/15/2012	1,500,000	1,628,850

TOTAL OIL, GAS & CONSUMABLE FUELS		$6,587,305

OIL EXPLORATION & PRODUCTION – 0.4%
Pemex Project Funding Master, Unsecd. Note, 8.85%, 9/15/2007	750,000	805,688
REAL ESTATE – 0.5%
iStar Financial, Inc., 6.00%, 12/15/2010	$1,135,000	$1,153,092
ROAD & RAIL – 0.7%
Caliber System, Inc., Note, 7.80%, 8/1/2006	1,135,000	1,158,767
Union Pacific Corp., Note, 3.875%, 2/15/2009	500,000	482,970

TOTAL ROAD & RAIL		$1,641,737

SPECIALTY RETAIL – 0.2%
Lowe's Cos., Inc., Bond, 5.50%, 10/15/2035	500,000	488,485
TELECOM SERVICES – 0.4%
Pacific Bell, Sr. Note, 6.875%, 8/15/2006	1,000,000	1,015,790
THRIFTS & MORTGAGE FINANCE – 0.4%
Washington Mutual Bank, 7.50%, 8/15/2006	1,000,000	1,020,290
UTILITIES – 0.9%
Pacific Gas & Electric Co., 6.05%, 3/1/2034	2,000,000	2,018,820
WIRELESS TELECOMMUNICATION SERVICES – 1.0%
American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	1,000,000	1,040,000
Nextel Communications, Inc., Sr. Note, (Series F), 5.95%, 3/15/2014	1,250,000	1,255,438

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,295,438

TOTAL CORPORATE BONDS (IDENTIFIED COST $83,729,478)		$82,016,172

GOVERNMENT AGENCIES – 12.1%
FEDERAL HOME LOAN BANK SYSTEM – 1.3%
Bond, 4.000%, 6/13/2007	3,000,000	2,968,350
FEDERAL HOME LOAN MORTGAGE CORPORATION – 8.0%
4.000%, 9/15/2019	1,912,149	1,898,840
Note, 3.250%, 3/14/2008	1,500,000	1,449,555
Note, 3.875%, 6/15/2008	3,000,000	2,941,980
Note, 5.125%, 7/15/2012	11,000,000	11,175,010
Note, (Series MTN), 2.850%, 6/3/2008	1,500,000	1,434,255

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$18,899,640

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 2.0%
Note, 6.000%, 5/15/2008	1,190,000	1,227,604
Sub. Note, 5.500%, 5/2/2006	1,500,000	1,509,135
Unsecd. Note, 3.250%, 12/21/2006	1,000,000	985,660
Unsecd. Note, 3.375%, 5/15/2007	920,000	902,410

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$4,624,809

TENNESSEE VALLEY AUTHORITY – 0.8%
2.150%, 2/17/2006	$2,050,000	$2,038,069

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $29,352,201)		$28,530,868

MORTGAGE BACKED SECURITIES – 22.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 3.8%
4.000%, 9/15/2010	1,375,725	1,339,516
Pool G11311, 5.000%, 10/1/2017	1,251,216	1,236,752
Pool E92817, 5.000%, 12/1/2017	1,380,749	1,364,787
Pool E76204, 5.500%, 4/1/2014	7,606	7,669
Pool E83022, 6.000%, 4/1/2016	257,397	263,603
Pool A18401, 6.000%, 2/1/2034	362,737	366,517
Pool G01831, 6.000%, 5/1/2035	2,719,762	2,747,232
Pool G10399, 6.500%, 7/1/2009	279,193	284,715
Pool C90504, 6.500%, 12/1/2021	446,341	459,406
Pool C90293, 7.500%, 9/1/2019	839,499	886,805

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$8,957,002

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 17.9%
Pool 255933, 5.500%, 10/1/2035	14,000,000	13,813,380
Pool 254227, 5.000%, 2/1/2009	443,460	445,261
Pool 838741, 5.000%, 9/1/2020	5,951,005	5,872,928
Pool 839291, 5.000%, 9/1/2020	199,238	196,624
Pool 797663, 5.000%, 9/1/2035	1,989,751	1,914,519
Pool 839271, 5.000%, 9/1/2035	4,994,116	4,805,289
Pool 254400, 5.500%, 7/1/2009	428,236	431,448
Pool 619054, 5.500%, 2/1/2017	918,655	926,409
Pool 832365, 5.500%, 8/1/2020	6,091,582	6,133,492
Pool 303831, 6.000%, 4/1/2011	232,549	237,248
Pool 196701, 6.500%, 5/1/2008	69,335	70,800
Pool 50905, 6.500%, 10/1/2008	166,145	169,984
Pool 424286, 6.500%, 6/1/2013	81,454	84,003
Pool 561915, 6.500%, 11/1/2030	33,545	34,468
Pool 725418, 6.500%, 5/1/2034	5,719,204	5,872,936
Pool 313224, 7.000%, 12/1/2011	235,688	245,104
Pool 254240, 7.000%, 3/1/2032	586,697	613,157
Pool 526062, 7.500%, 12/1/2029	111,572	117,743

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$41,984,793

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.9%
Pool 780825, 6.500%, 7/15/2028	$671,787	$700,546
Pool 2701, 6.500%, 1/20/2029	595,058	617,557
Pool 2616, 7.000%, 7/20/2028	338,605	354,865
Pool 426727, 7.000%, 2/15/2029	47,699	50,079
Pool 781231, 7.000%, 12/15/2030	295,112	310,481

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$2,033,528

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $52,857,182)		$52,975,323

NOTES – VARIABLE – 0.8%
DIVERSIFIED FINANCIAL SERVICES – 0.8%
CIT Group Inc., 3.940%, 11/15/2005 (IDENTIFIED COST $2,000,319)	2,000,000	$2,000,960

U.S. TREASURY – 10.3%
U.S. TREASURY BONDS – 2.3%
5.250%, 11/15/2028	500,000	530,080
5.375%, 2/15/2031	1,000,000	1,090,470
5.500%, 8/15/2028	2,000,000	2,186,560
10.625%, 8/15/2015	1,000,000	1,469,530

TOTAL U.S. TREASURY BONDS		$5,276,640

U.S. TREASURY NOTES – 8.0%
3.500%, 2/15/2010	1,300,000	1,251,458
4.000%, 2/15/2015	121,000	115,744
4.000%, 3/15/2010	3,740,000	3,671,633
4.000%, 4/15/2010	1,000,000	981,090
Description	Principal Amount or Shares	Value

4.125%, 5/15/2015	$3,975,000	$3,836,511
4.250%, 11/15/2014	125,000	121,973
4.250%, 8/15/2015	2,370,000	2,312,599
4.750%, 11/15/2008	80,000	80,700
4.750%, 5/15/2014	1,130,000	1,144,475
6.125%, 8/15/2007	320,000	329,501
6.625%, 5/15/2007	175,000	180,906
U.S. Treasury Inflation Protected Note, 1.625% 1/15/2015	514,200	498,774
U.S. Treasury Inflation Protected Note, 3.000% 7/15/2012	633,447	677,294
U.S. Treasury Inflation Protected Note, (Series A-2011), 3.500% 1/15/2011	2,256,520	2,444,082
U.S. Treasury Inflation Protected Note, (Series A-2012), 3.375% 1/15/2012	1,102,583	1,200,260

TOTAL U.S. TREASURY NOTES		$18,847,000

TOTAL U.S. TREASURY (IDENTIFIED COST $23,999,259)		$24,123,640

MUTUAL FUND – 0.0%
SSGA Money Market Fund (AT NET ASSET VALUE)	49	$49

REPURCHASE AGREEMENT – 1.3%
Interest in $3,049,108 repurchase agreement 4.01%, dated 10/31/2005 under which Credit Suisse First Boston LLC, will repurchase a U.S. Government security with a maturity of 11/04/2005 for $3,049,448 on 11/1/2005. The market value of the underlying security at the end of the period was $3,113,754 (AT AMORTIZED COST)	$3,049,108	$3,049,108

TOTAL INVESTMENTS – 94.7% (IDENTIFIED COST $225,089,492)		$222,332,817

OTHER ASSETS AND LIABILITIES – NET – 5.3%		$12,494,035

TOTAL NET ASSETS – 100%		$234,826,852

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Income Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

Corporate Bonds	44.1%
Mortgage Backed Securities	17.7%
Collateralized Mortgage Obligations	13.8%
U.S. Treasury	11.1%
Government Agencies	5.0%
Asset Backed Securities	1.1%
Cash Equivalents[1]	2.0%
Other Assets and Liabilities -- Net[2]	5.2%

TOTAL	100%

At October 31, 2005, the Fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody’s Long-Term Ratings As Percentage of Total Net Assets

AAA[4]	46.6%	AAA[4]	45.5%
AA	3.3%	A	18.4%
A	18.1%	Aa	6.7%
BBB	16.4%	B	0.9%
BB	3.9%	Baa	14.4%
B	0.6%	Ba	3.9%
		Caa	0.6%
Not Rated by S&P	3.9%	Not Rated by Moody’s	2.4%
Cash Equivalents[1]	2.0%	Cash Equivalents[1]	2.0%
Other Assets and Liabilities -- Net[2]	5.2%	Other Assets and Liabilities -- Net[2]	5.2%

TOTAL	100.0%	TOTAL	100.0%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) See Statements of Assets and Liabilities.

(3) These tables depict the long-term credit quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investor Service (Moody’s), each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

ASSET-BACKED SECURITIES – 1.1%
L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026 (IDENTIFIED COST $1,838,444)	$1,838,444	$1,967,136

COLLATERALIZED MORTGAGE OBLIGATIONS – 13.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 7.0%
(Series R003), Class AG, 5.125%, 10/15/2015	7,500,000	7,407,525
(Series 2631), Class LA, 4.00%, 6/15/2011	436,995	434,605
(Series 2707), Class PW, 4.00%, 7/15/2014	1,473,659	1,460,764
(Series 2672), Class GM, 4.00%, 3/15/2017	923,769	920,970
(Series 1614), Class J, 6.25%, 11/15/2022	125,382	125,397
(Series 2292), Class QT, 6.50%, 5/15/2030	1,436,035	1,448,026
(Series 1920), Class H, 7.00%, 1/15/2012	1,227,405	1,267,259

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$13,064,546

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 3.2%
(Series 0530B), Class BU, 5.00%, 3/25/2024	5,935,000	5,913,634
(Series 1998-23), Class C, 9.75%, 9/25/2018	29,978	31,957

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$5,945,591

WHOLE LOAN – 3.6%
Bank of America Mortgage Securities 2003-2, Class 2A1, 3.571%, 2/25/2034	1,996,066	1,928,140
Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, Class 1A8, 4.75%, 11/25/2018	1,631,410	1,602,763
Structured Adjustable Rate Mortgage Loan (Series 2004-9XS), 6.00%, 2/25/2035	2,647,291	2,658,516
Washington Mutual Pass Through Certificates 2003 AR12, Class A3, 3.356%, 12/22/2005	573,978	571,963

TOTAL WHOLE LOAN		$6,761,382

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $23,564,399)		$25,771,519

CORPORATE BONDS – 44.1%
AEROSPACE & DEFENSE – 0.5%
United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015	960,000	943,642
AUTOMOBILES – 1.3%
DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,000,000	1,039,670
DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	500,000	485,535
DaimlerChrysler North America Holding Corp., (Series MTND), 4.313%, 9/10/2007	1,000,000	1,002,690

TOTAL AUTOMOBILES		$2,527,895

BANKS – 5.7%
BankBoston Capital Trust III, Company Guarantee, 4.62%, 6/15/2027	$900,000	$890,478
Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026	1,500,000	1,596,180
First Tennessee Bank, N.A., Sub. Note, 5.75%, 12/1/2008	250,000	255,608
Keycorp Capital Trust VII, Unsecd. Note, 5.70%, 6/15/2035	1,000,000	925,260
Mellon Capital I, Company Guarantee, (Series A), 7.72%, 12/1/2026	2,500,000	2,660,750
PNC Funding Corp., 5.75%, 8/1/2006	1,500,000	1,511,655
SouthTrust Bank, Sub. Note, 6.125%, 1/9/2028	1,000,000	1,057,900
Suntrust Capital I, Company Guarantee, (Series A), 4.46%, 5/15/2027	1,700,000	1,675,775

TOTAL BANKS		$10,573,606

BEVERAGES – 0.1%
Anheuser-Busch Cos., Inc., Note, 5.75%, 4/1/2010	150,000	154,795
CAPITAL MARKETS – 3.6%
Bank of New York Co., Inc., Sr. Note, (Series E), 3.625%, 1/15/2009	2,000,000	1,929,580
Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,000,000	990,070
Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,175,000	1,194,388
Lehman Brothers Holdings, Inc., 4.50%, 7/26/2010	500,000	487,200
Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009	100,000	110,059
Lehman Brothers Holdings, Inc., Note, 3.60%, 3/13/2009	250,000	239,495
Lehman Brothers Holdings, Inc., Note, 7.00%, 2/1/2008	507,000	529,409
Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	300,000	315,930
Morgan Stanley, Note, 4.00%, 1/15/2010	1,000,000	958,060

TOTAL CAPITAL MARKETS		$6,754,191

COMMERCIAL BANKS – 1.9%
Bank of America Corp., Sub. Note, 7.125%, 10/15/2011	200,000	219,818
Wachovia Corp., Bond, 5.50%, 8/1/2035	1,500,000	1,424,475
Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,000,000	969,260
Wells Fargo & Co., Note, 3.12%, 8/15/2008	1,000,000	955,020

TOTAL COMMERCIAL BANKS		$3,568,573

CONSUMER FINANCE – 3.5%
Caterpillar Financial Services Corp., Note, (Series F), 3.89%, 8/20/2007	$250,000	$250,198
Caterpillar Financial Services Corp., Note, (Series MTNF), 2.65%, 1/30/2006	1,000,000	996,050
Countrywide Home Loans, Inc., Company Guarantee, (Series M), 4.04%, 11/16/2007	1,000,000	1,000,470
Ford Motor Credit Co., Note, 8.625%, 11/1/2010	1,000,000	985,500
Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	200,000	182,702
MBNA Capital I, Company Guarantee, (Series A), 8.278%, 12/1/2026	1,000,000	1,068,870
[2] Residential Capital Corp., 6.375%, 6/30/2010	500,000	507,800
Residential Capital Corp., Unsecd. Note, 6.875%, 6/30/2010	1,000,000	1,051,060
Student Loan Marketing Association, 4.50%, 7/26/2010	500,000	488,025

TOTAL CONSUMER FINANCE		$6,530,675

DIVERSIFIED FINANCIAL SERVICES – 2.9%
CIT Group, Inc., Sr. Note, 5.00%, 2/13/2014	450,000	438,570
General Electric Capital Corp., 6.00%, 6/15/2012	500,000	524,600
International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013	1,150,000	1,185,144
J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008	250,000	263,088
J.P. Morgan Chase & Co., Unsecd. Note, 4.970%, 9/30/2034	1,750,000	1,742,615
National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.50%, 3/1/2007	1,180,000	1,205,948

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,359,965

ELECTRIC UTILITIES – 1.7%
American Electric Power Co., Inc., Sr. Note, (Series C), 5.375%, 3/15/2010	250,000	252,425
Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035	1,000,000	896,210
Progress Energy Carolinas, Inc., 1st Mtg. Note, 5.125%, 9/15/2013	2,000,000	1,979,520

TOTAL ELECTRIC UTILITIES		$3,128,155

ENERGY EQUIPMENT & SERVICES – 1.1%
National-Oilwell, Inc., Note, 5.65%, 11/15/2012	2,000,000	2,034,440
FINANCE-CREDIT CARD – 0.3%
American Express Credit Corp., 4.136%, 9/19/2006	600,000	600,768
FOOD & STAPLES RETAILING – 0.8%
Sysco Corp., Sr. Note, 5.375%, 9/21/2035	1,500,000	1,449,105
FOOD PRODUCTS – 2.2%
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,000,000	1,020,800
ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005	1,000,000	1,001,800
General Mills, Inc., 3.875%, 11/30/2007	$1,000,000	$979,830
Kraft Foods, Inc., Note, 4.125%, 11/12/2009	1,100,000	1,064,118

TOTAL FOOD PRODUCTS		$4,066,548

HOTELS, RESTAURANTS & LEISURE – 0.6%
Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012	1,000,000	1,132,270
HOUSEHOLD DURABLES – 0.6%
D. R. Horton, Inc., Sr. Note, 8.00%, 2/1/2009	1,000,000	1,067,500
IT SERVICES – 0.6%
Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,162,500
INDUSTRIAL CONGLOMERATES – 1.2%
General Electric Co., Note, 5.00%, 2/1/2013	1,000,000	994,340
Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013	1,250,000	1,299,700

TOTAL INDUSTRIAL CONGLOMERATES		$2,294,040

INSURANCE – 2.7%
American International Group, Note, (Series F), 2.85%, 12/1/2005	1,000,000	999,050
[2] American International Group, Inc., Note, 5.05%, 10/1/2015	1,000,000	976,050
[2] Asif Global Financing, (Series 144A), 4.90%, 1/17/2013	1,175,000	1,153,074
Hartford Financial Services Group, Inc., Sr. Note, 2.375%, 6/1/2006	1,000,000	987,610
Marsh & McLennan Cos., Inc., Unsecd. Note, 5.75%, 9/15/2015	1,000,000	979,090

TOTAL INSURANCE		$5,094,874

MEDIA – 2.0%
AOL Time Warner, Inc., Bond, 7.70%, 5/1/2032	1,000,000	1,147,690
Clear Channel Communications, Inc., 6.00%, 11/1/2006	1,250,000	1,261,250
Comcast Corp., Note, 6.20%, 11/15/2008	200,000	206,086
Walt Disney Co., Note, (Series MTN), 5.50%, 12/29/2006	1,150,000	1,158,924

TOTAL MEDIA		$3,773,950

MULTI-UTILITIES – 1.4%
CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015	1,250,000	1,346,813
Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	1,300,000	1,249,183

TOTAL MULTI-UTILITIES		$2,595,996

OIL, GAS & CONSUMABLE FUELS – 4.1%
Amerada-Hess Corp., 7.875%, 10/1/2029	1,000,000	1,198,300
Anadarko Petroleum Corp., Sr. Deb., 7.20%, 3/15/2029	2,000,000	2,281,980
Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	$1,200,000	$1,218,000
Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,272,163
Valero Energy Corp., 6.875%, 4/15/2012	1,500,000	1,628,850

TOTAL OIL, GAS & CONSUMABLE FUELS		$7,599,293

OIL EXPLORATION & PRODUCTION – 0.5%
Pemex Project Funding Master, 5.75%, 12/15/2015	1,000,000	973,100
PAPER & FOREST PRODUCTS – 0.6%
Georgia-Pacific Corp., Sr. Note, 7.375%, 7/15/2008	1,090,000	1,139,050
REAL ESTATE – 0.9%
Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015	650,000	624,949
iStar Financial, Inc., 6.00%, 12/15/2010	1,135,000	1,153,092

TOTAL REAL ESTATE		$1,778,041

ROAD & RAIL – 0.3%
Union Pacific Corp., Note, 3.875%, 2/15/2009	500,000	482,970
SPECIALTY RETAIL – 0.3%
Lowe’s Cos., Inc., Bond, 5.50%, 10/15/2035	500,000	488,485
TELECOM SERVICES – 0.1%
BellSouth Telecommunications, Inc., Deb., 5.875%, 1/15/2009	200,000	204,676
UTILITIES – 1.1%
Pacific Gas & Electric Co., 6.05%, 3/1/2034	2,000,000	2,018,820
WIRELESS TELECOMMUNICATION SERVICES – 1.5%
American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	1,500,000	1,560,000
Nextel Communications, Inc., Sr. Note, (Series F), 5.95%, 3/15/2014	1,250,000	1,255,438

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,815,438

TOTAL CORPORATE BONDS (IDENTIFIED COST $82,675,029)		$82,313,361

GOVERNMENT AGENCIES – 5.0%
FEDERAL HOME LOAN BANK SYSTEM – 0.8%
Bond, 4.00%, 1/19/2007	200,000	198,642
Bond, 4.00%, 6/13/2007	1,000,000	989,450
Bond, 5.20%, 4/30/2014	250,000	244,720

TOTAL FEDERAL HOME LOAN BANK SYSYEM		$1,432,812

FEDERAL HOME LOAN MORTGAGE CORPORATION – 2.0%
Note, (Series MTN), 2.85%, 6/3/2008	2,000,000	1,912,340
Sub. Note, 5.875%, 3/21/2011	500,000	520,575
Sub. Note, 6.25%, 3/5/2012	$400,000	$406,304
Unsecd. Note, 5.125%, 10/15/2008	1,000,000	1,012,730

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$3,851,949

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 2.2%
Note, 5.50%, 3/15/2011	500,000	516,295
Note, 6.625%, 11/15/2010	3,000,000	3,242,070
Unsecd. Note, 7.125%, 3/15/2007	400,000	413,288

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$4,171,653

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,956,482)		$9,456,414

MORTGAGE BACKED SECURITIES – 17.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION – 6.1%
4.50%, 10/1/2033	404,874	379,399
Pool C73469, 5.00%, 12/1/2032	2,391,407	2,303,977
Pool C01523, 5.00%, 3/1/2033	2,066,003	1,990,470
Pool B17616, 5.50%, 1/1/2020	968,619	974,876
Pool C79008, 5.50%, 5/1/2033	2,934,450	2,899,911
Pool E00560, 6.00%, 7/1/2013	404,711	414,343
Pool C01272, 6.00%, 12/1/2031	571,332	577,817
Pool C79603, 6.00%, 2/1/2033	181,193	183,081
Pool G01831, 6.00%, 5/1/2035	1,529,866	1,545,318
Pool C00478, 8.50%, 9/1/2026	71,158	76,357
Pool 170027, 14.75%, 3/1/2010	3,183	3,467

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$11,349,016

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 10.6%
Pool 254759, 4.50%, 6/1/2018	1,377,233	1,335,916
Pool 695818, 5.00%, 4/1/2018	2,633,146	2,600,232
Pool 839291, 5.00%, 9/1/2020	4,059,465	4,006,205
Pool 357539, 5.50%, 5/1/2034	2,161,739	2,132,923
Pool 346537, 6.00%, 5/1/2011	543,980	556,247
Pool 535939, 6.00%, 5/1/2016	695,540	712,748
Pool 686398, 6.00%, 3/1/2033	874,508	882,711
Pool 688987, 6.00%, 5/1/2033	1,144,504	1,155,239
Pool C01672, 6.00%, 10/1/2033	1,637,193	1,654,252
Pool 398938, 6.50%, 10/1/2027	78,902	81,121
Pool 402255, 6.50%, 12/1/2027	25,171	25,886
Pool 398162, 6.50%, 1/1/2028	97,214	100,039
Pool 254007, 6.50%, 10/1/2031	257,913	264,846
Pool 638023, 6.50%, 4/1/2032	613,479	629,970
Pool 642345, 6.50%, 5/1/2032	579,496	595,073
Pool 651292, 6.50%, 7/1/2032	1,261,880	1,295,395
Pool 653729, 6.50%, 8/1/2032	$1,441,018	$1,479,291
Pool 329794, 7.00%, 2/1/2026	195,542	204,789
Pool 487065, 7.00%, 3/1/2029	95,665	100,218

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$19,813,101

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 1.0%
Pool 503405, 6.50%, 4/15/2029	388,028	403,670
Pool 354765, 7.00%, 2/15/2024	314,462	330,939
Pool 354827, 7.00%, 5/15/2024	227,199	239,104
Pool 385623, 7.00%, 5/15/2024	206,787	217,622
Pool 2077, 7.00%, 9/20/2025	83,099	87,219
Pool 373335, 7.50%, 5/15/2022	55,071	58,387
Pool 354677, 7.50%, 10/15/2023	179,002	189,724
Pool 354713, 7.50%, 12/15/2023	88,627	93,935
Pool 360869, 7.50%, 5/15/2024	40,601	43,020
Pool 361843, 7.50%, 10/15/2024	206,876	219,202

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,882,822

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $33,516,107)		$33,044,939

U.S. TREASURY – 11.1%
U.S. TREASURY BOND – 0.4%
5.375%, 2/15/2031	585,000	637,925
U.S. TREASURY NOTES – 10.7%
3.125%, 4/15/2009	40,000	38,331
3.375%, 9/15/2009	1,250,000	1,203,325
3.625%, 7/15/2009	1,000,000	972,500
4.000%, 2/15/2015	1,740,000	1,664,414
Description	Principal Amount or Shares	Value

4.125%, 5/15/2015	$735,000	$709,393
4.250%, 8/15/2013	650,000	637,611
4.250%, 11/15/2013	2,000,000	1,959,060
4.250%, 11/15/2014	500,000	487,890
4.250%, 8/15/2015	1,785,000	1,741,767
4.875%, 2/15/2012	250,000	255,078
5.000%, 2/15/2011	2,000,000	2,050,000
6.000%, 8/15/2009	850,000	895,824
6.250%, 2/15/2007	425,000	435,226
6.625%, 5/15/2007	400,000	413,500
U.S. Treasury Note Inflation Protected Note, 3.000% 7/15/2012	2,184,300	2,335,497
U.S. Treasury Note Inflation Protected Note, 3.625%, 01/15/2008	607,745	635,950
U.S. Treasury Note Inflation Protected Note, (Series A-2012), 3.375% 1/15/2012	3,317,700	3,611,615

TOTAL U.S. TREASURY NOTES		$20,046,981

TOTAL U.S. TREASURY (IDENTIFIED COST $20,350,183)		$20,684,906

MUTUAL FUND – 0.0%
SSGA Money Market Fund (AT NET ASSET VALUE)	118	$118

REPURCHASE AGREEMENT – 2.0%
Interest in $3,699,209 repurchase agreement 4.01%, dated 10/31/2005 under which Credit Suisse First Boston LLC, will repurchase a U.S. Government Agency security with a maturity of 11/4/2005 for $3,699,621 on 11/1/2005. The market value of the underlying security at the end of the period was $3,773,490 (AT AMORITZED COST)	$3,699,209	$3,699,209

TOTAL INVESTMENTS – 94.8% (IDENTIFIED COST $177,599,971)		$176,937,602

OTHER ASSETS AND LIABILITIES – NET – 5.2%		$9,786,784

TOTAL NET ASSETS – 100%		$186,724,386

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Conservative Growth

At October 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

MTB Short Duration Government Bond Fund	27.2%
MTB Short-Term Corporate Bond Fund	15.1%
MTB U.S. Government Bond Fund	14.0%
MTB Intermediate-Term Bond Fund	10.0%
MTB Large Cap Stock Fund	8.0%
MTB Prime Money Market Fund	7.7%
MTB Large Cap Value Fund	6.0%
MTB International Equity Fund	5.0%
MTB Small Cap Stock Fund	5.0%
MTB Equity Income Fund	2.0%

TOTAL	100%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

4MUTUAL FUNDS – 100.0%
EQUITY FUNDS – 26.0%
MTB Equity Income Fund, Institutional I Shares	19,337	$189,498
MTB International Equity Fund, Institutional I Shares	40,853	465,318
MTB Large Cap Stock Fund, Institutional I Shares	86,832	750,233
MTB Large Cap Value Fund, Institutional I Shares	46,859	555,749
MTB Small Cap Stock Fund, Institutional I Shares	50,923	464,421

TOTAL EQUITY FUNDS		$2,425,219

FIXED INCOME FUNDS – 66.3%
MTB Intermediate-Term Bond Fund, Institutional I Shares	95,572	$935,647
MTB Short Duration Government Bond Fund, Institutional I Shares	267,035	2,542,173
MTB Short-Term Corporate Bond Fund, Institutional I Shares	145,175	1,414,003
MTB U.S. Government Bond Fund, Institutional I Shares	141,218	1,307,677

TOTAL FIXED INCOME FUNDS		$6,199,500

MONEY MARKET FUND – 7.7%
MTB Prime Money Market Fund, Institutional Shares	720,411	720,411

TOTAL INVESTMENTS – 100.0% (IDENTIFIED COST $9,456,940)		$9,345,130

OTHER ASSETS AND LIABILITIES – NET – 0.0%		$3,749

TOTAL NET ASSETS – 100%		$9,348,879

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth

At October 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

MTB Large Cap Stock Fund	19.3%
MTB Short Duration Government Bond Fund	10.2%
MTB Large Cap Growth Fund	10.1%
MTB International Equity Fund	10.0%
MTB Intermediate-Term Bond Fund	8.1%
MTB Short-Term Corporate Bond Fund	7.1%
MTB U.S. Government Bond Fund	7.1%
MTB Large Cap Value Fund	7.0%
MTB Small Cap Stock Fund	6.0%
MTB Mid Cap Stock Fund	5.0%
MTB Prime Money Market Fund	4.4%
MTB Mid Cap Growth Fund	3.0%
MTB Small Cap Growth Fund	2.9%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

4MUTUAL FUNDS – 100.2%
EQUITY FUNDS – 63.3%
MTB International Equity Fund, Institutional I Shares	435,056	$4,955,290
MTB Large Cap Growth Fund, Institutional I Shares	649,665	5,008,919
MTB Large Cap Stock Fund, Institutional I Shares	1,109,731	9,588,074
MTB Large Cap Value Fund, Institutional I Shares	293,938	3,486,100
MTB Mid Cap Growth Fund, Institutional I Shares	94,724	1,513,692
MTB Mid Cap Stock Fund, Institutional I Shares	145,319	2,502,399
MTB Small Cap Growth Fund, Institutional I Shares	84,676	1,458,120
MTB Small Cap Stock Fund, Institutional I Shares	327,767	2,989,236

TOTAL EQUITY FUNDS		$31,501,830

FIXED INCOME FUNDS – 32.5%
MTB Intermediate-Term Bond Fund, Institutional I Shares	411,824	$4,031,760
MTB Short-Term Corporate Bond Fund, Institutional I Shares	364,551	3,550,727
MTB Short Duration Government Bond Fund, Institutional I Shares	532,068	5,065,282
MTB U.S. Government Bond Fund, Institutional I Shares	379,931	3,518,165

TOTAL FIXED INCOME FUNDS		$16,165,934

MONEY MARKET FUND – 4.4%
MTB Prime Money Market Fund, Institutional Shares	2,183,439	$2,183,439

TOTAL INVESTMENTS – 100.2% (IDENTIFIED COST $49,565,086)		$49,851,203

OTHER ASSETS AND LIABILITIES – NET – (0.2)%		$(86,268)

TOTAL NET ASSETS – 100%		$49,764,935

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Aggressive Growth

At October 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

MTB Large Cap Stock Fund	24.3%
MTB Large Cap Growth Fund	18.1%
MTB International Equity Fund	18.1%
MTB Small Cap Stock Fund	10.0%
MTB Large Cap Value Fund	10.0%
MTB Mid Cap Stock Fund	6.0%
MTB Short-Term Corporate Bond Fund	3.1%
MTB Mid Cap Growth Fund	3.0%
MTB Small Cap Growth Fund	2.9%
MTB Prime Money Market Fund	2.8%
MTB U.S. Government Bond Fund	2.0%
Other Assets and Liabilities -- Net[2]	(0.3)%

TOTAL	100%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

4MUTUAL FUNDS – 100.3%
EQUITY FUNDS – 92.4%
MTB International Equity, Institutional I Shares	366,981	$4,179,914
MTB Large Cap Growth Fund, Institutional I Shares	543,187	4,187,970
MTB Large Cap Stock Fund, Institutional I Shares	650,306	5,618,643
MTB Large Cap Value Fund, Institutional I Shares	194,955	2,312,168
MTB Mid Cap Growth Fund, Institutional I Shares	43,916	701,772
MTB Mid Cap Stock Fund, Institutional I Shares	80,851	1,392,263
MTB Small Cap Growth Fund, Institutional I Shares	39,265	676,141
MTB Small Cap Stock Fund, Institutional I Shares	254,249	2,318,751

TOTAL EQUITY FUNDS		$21,387,622

FIXED INCOME FUNDS – 5.1%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	72,478	$705,935
MTB U.S. Government Bond Fund, Institutional I Shares	50,358	466,313

TOTAL FIXED INCOME FUNDS		$1,172,248

MONEY MARKET FUND – 2.8%
MTB Prime Money Market Fund, Institutional Shares	641,786	$641,786

TOTAL INVESTMENTS – 100.3% (IDENTIFIED COST $22,793,945)		$23,201,656

OTHER ASSETS AND LIABILITIES – NET – (0.3)%		$(56,824)

TOTAL NET ASSETS – 100%		$23,144,832

See Notes to Portfolio of investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Balanced Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

Common Stock	73.0%
Corporate Bonds	10.3%
Mortgage Backed Securities	7.9%
U.S. Treasury	4.5%
Collateralized Mortgage Obligations	1.6%
Government Agencies	1.4%
Cash Equivalents[1]	1.9%
Other Assets and Liabilities -- Net[2]	(0.6)%

TOTAL	100%

At October 31, 2005, the Fund’s credit quality ratings composition3 for its fixed income securities investments was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody’s Long-Term Ratings as Percentage of Total Net Assets

AAA[4]	14.7%	AAA[4]	4.5%
AA	1.2%	A	5.5%
A	16.8%	Aaa	9.8%
BBB	2.5%	Aa	1.4%
BB	1.1%	B	1.1%
B	10.7%	Baa	1.2%
CCC	0.7%	Ba	1.1%
C	1.6%
Not Rated by S&P	51.3%	Not Rated by Moody’s	76.0%
Other Assets and Liabilities -- Net[2]	(0.6)%	Other Assets and Liabilities -- Net[2]	(0.6)%

TOTAL	100%	TOTAL	100%

At October 31, 2005, the Fund’s sector classifications5 for its equity holdings were as follows:

STOCKS	Percentage of Equity Holdings

Pharmaceuticals	9.1%
Oil, Gas & Consumable Fuels	8.9%
Industrial Conglomerates	8.0%
Communications Equipment	6.8%
Software	6.5%
Computers & Peripherals	5.5%
Household Products	5.5%
Energy Equipment & Services	4.6%
Biotechnology	4.4%
Healthcare Equipment & Supplies	4.3%
Specialty Retail	4.2%
Semiconductor Equipment & Products	3.7%
Beverages	3.6%
Food & Staples Retailing	3.2%
Healthcare Providers & Services	2.2%
Food Products	2.0%
Machinery	1.9%
Tobacco	1.7%
Multiline Retail	1.6%
Capital Markets	1.2%
Electronic Equipment & Instruments	1.2%
Electrical Equipment	1.1%
Air Freight & Logistics	1.1%
Aerospace & Defense	1.1%
Internet & Catalog Retail	0.9%
Internet Software & Services	0.9%
Construction & Engineering	0.9%
Personal Products	0.7%
Metals & Mining	0.7%
Insurance	0.7%
Commercial Banks	0.5%
Consumer Finance	0.5%
Hotels, Restaurants & Leisure	0.5%
Wireless Telecommunication Services	0.3%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) See Statements of Assets and Liabilities.

(3) These tables depict the long-term credit quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investor Service (Moody’s), each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the Fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned an index classification by the Fund’s advisor.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 73.0%
	AEROSPACE & DEFENSE – 0.8%
	United Technologies Corp.	10,500	$538,440
	AIR FREIGHT & LOGISTICS – 0.8%
	United Parcel Service, Inc.	8,000	583,520
	BEVERAGES – 2.6%
	Coca-Cola Co.	14,500	620,310
	PepsiCo, Inc.	21,000	1,240,680

	TOTAL BEVERAGES		$1,860,990

	BIOTECHNOLOGY – 3.2%
[5]	Affymetrix, Inc.	4,500	$204,435
[5]	Amgen, Inc.	16,000	1,212,160
[5]	Biogen Idec, Inc.	6,500	264,095
[5]	Gilead Sciences, Inc.	12,000	567,000

	TOTAL BIOTECHNOLOGY		$2,247,690

	CAPITAL MARKETS – 0.9%
	Lehman Brother Holdings, Inc.	5,200	622,284
	COMMERCIAL BANK – 0.4%
	Zions Bancorp	3,800	$279,186
	COMMUNICATIONS EQUIPMENT – 4.9%
[5]	Cisco Systems, Inc.	66,000	1,151,700
[5]	Corning, Inc.	35,000	703,150
	Harris Corp.	6,500	267,150
	Motorola, Inc.	26,000	576,160
	Qualcomm, Inc.	20,000	795,200

	TOTAL COMMUNICATIONS EQUIPMENT		$3,493,360

	COMPUTERS & PERIPHERALS – 4.0%
[5]	Apple Computer, Inc.	5,000	287,950
[5]	Dell, Inc.	25,000	797,000
[5]	EMC Corp. Mass	37,500	523,500
	IBM Corp.	15,000	1,228,200

	TOTAL COMPUTERS & PERIPHERALS		$2,836,650

	CONSTRUCTION & ENGINEERING – 0.6%
	Chicago Bridge & Iron Co., N.V.	20,000	446,000
	CONSUMER FINANCE – 0.4%
	Capital One Financial Corp.	3,500	267,225
	ELECTRICAL EQUIPMENT – 0.8%
	Rockwell Automation, Inc.	11,000	584,650
	ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.8%
[5]	Jabil Circuit, Inc.	20,000	597,000
	ENERGY EQUIPMENT & SERVICES – 3.4%
	ENSCO International, Inc.	11,300	515,167
[5]	Nabors Industries Ltd.	10,700	734,341
	Schlumberger Ltd.	5,000	453,850
[5]	Weatherford International Ltd.	11,000	688,600

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,391,958

	FOOD & STAPLES RETAILING – 2.3%
	Sysco Corp.	14,500	462,695
	Wal-Mart Stores, Inc.	25,000	1,182,750

	TOTAL FOOD & STAPLES RETAILING		$1,645,445

	FOOD PRODUCTS – 1.5%
	General Mills, Inc.	7,800	376,428
	McCormick & Co., Inc.	22,000	666,380

	TOTAL FOOD PRODUCTS		$1,042,808

	HEALTHCARE EQUIPMENT & SUPPLIES – 3.1%
[5]	Kinetic Concepts, Inc.	12,000	430,800
	Medtronic, Inc.	15,000	849,900
[5]	Varian Medical Systems, Inc.	8,700	396,372
[5]	Zimmer Holdings, Inc.	8,000	510,160

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,187,232

	HEALTHCARE PROVIDERS & SERVICES – 1.6%
[5]	Express Scripts, Inc., Class A	6,500	$490,165
[5]	PacifiCare Health Systems, Inc.	8,000	658,880

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$1,149,045

	HOTELS, RESTAURANTS & LEISURE – 0.4%
	Outback Steakhouse, Inc.	7,000	263,620
	HOUSEHOLD PRODUCTS – 4.0%
	Colgate-Palmolive Co.	11,000	582,560
	Procter & Gamble Co.	40,000	2,239,600

	TOTAL HOUSEHOLD PRODUCTS		$2,822,160

	INDUSTRIAL CONGLOMERATES – 5.9%
	3M Co.	9,000	683,820
	General Electric Co.	102,000	3,458,820

	TOTAL INDUSTRIAL CONGLOMERATES		$4,142,640

	INSURANCE – 0.5%
	American International Group, Inc.	5,200	336,960
	INTERNET & CATALOG RETAIL – 0.7%
[5]	eBay, Inc.	12,200	483,120
	INTERNET SOFTWARE & SERVICES – 0.7%
[5]	Verisign, Inc.	20,000	472,600
	MACHINERY – 1.4%
	Caterpillar, Inc.	9,000	473,310
	Graco, Inc.	14,000	479,780

	TOTAL MACHINERY		$953,090

	METALS & MINING – 0.5%
	Fording Canadian Coal Trust	10,000	338,600
	MULTILINE RETAIL – 1.2%
	Target Corp.	15,000	835,350
	OIL, GAS & CONSUMABLE FUELS – 6.5%
	Burlington Resources, Inc.	7,200	519,984
	CONSOL Energy, Inc.	2,000	121,800
	Exxon Mobil Corp.	60,000	3,368,400
	Peabody Energy Corp.	3,500	273,560
	XTO Energy, Inc.	7,000	304,220

	TOTAL OIL, GAS & CONSUMABLE FUELS		$4,587,964

	PERSONAL PRODUCTS – 0.5%
	Estee Lauder Cos., Inc., Class A	10,500	348,285
Description		Shares or Principal Amount	Value

	PHARMACEUTICALS – 6.7%
	Abbott Laboratories	16,500	$710,325
	Johnson & Johnson	28,500	1,784,670
	Novartis AG, ADR	15,000	807,300
	Pfizer, Inc.	30,000	652,200
	Wyeth	17,000	757,520

	TOTAL PHARMACEUTICALS		$4,712,015

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 2.7%
	Intel Corp.	60,000	1,410,000
[5]	International Rectifier Corp.	8,700	257,433
	Texas Instruments, Inc.	8,500	242,675

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,910,108

	SOFTWARE – 4.7%
[5]	Electronic Arts, Inc.	7,000	398,160
	Microsoft Corp.	95,000	2,441,500
[5]	Oracle Corp.	40,000	507,200

	TOTAL SOFTWARE		$3,346,860

	SPECIALTY RETAIL – 3.0%
	Home Depot, Inc.	26,500	1,087,560
	Lowe’s Cos., Inc.	8,500	516,545
	PetSmart, Inc.	23,000	540,500

	TOTAL SPECIALTY RETAIL		$2,144,605

	TOBACCO – 1.3%
	Altria Group, Inc.	12,000	900,600
	WIRELESS TELECOMMUNICATION SERVICES – 0.2%
	Sprint Nextel Corp.	5,500	128,205

TOTAL COMMON STOCKS (IDENTIFIED COST $45,655,939)			$51,500,265

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
	FEDERAL HOME LOAN MORTGAGE CORPORATION – 0.5%
	(Series 2617), Class GW, 3.500%, 6/15/2016	$359,894	350,882
	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.0%
	(Series 1998-23), Class C, 9.750%, 9/25/2018	9,993	10,652
	WHOLE LOAN – 1.1%
	Bank of America Mortgage Securities 2003-2, Class 2A1, 3.571%, 2/25/2034	402,085	388,402
	Morgan Stanley Mortgage Loan Trust, (Series 2004-1), Class 1A8, Class 1A8, 4.750%, 11/25/2018	370,775	364,264

	TOTAL WHOLE LOAN		$752,666

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,160,953)			$1,114,200

Description		Principal Amount	Value

CORPORATE BONDS – 10.3%
	AUTOMOBILES – 0.6%
	DaimlerChrysler North America Holding Corp., Series MTND, 4.313%, 9/10/2007	$400,000	$401,076
	BANKS – 1.9%
[2]	Bank of New York Institutional Capital Trust, Company Guarantee, 7.780%, 12/1/2026	500,000	532,060
	BankBoston Capital Trust III, Company Guarantee, 4.620%, 6/15/2027	170,000	168,201
	Mellon Capital II, Company Guarantee, Series B, 7.995%, 1/15/2027	500,000	535,695
	Suntrust Capital III, Company Guarantee, 4.520%, 3/15/2028	152,000	148,335

	TOTAL BANKS		$1,384,291

	CAPITAL MARKETS – 0.5%
	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	125,000	127,063
	Morgan Stanley, Note, 4.000%, 1/15/2010	215,000	205,983

	TOTAL CAPITAL MARKETS		$333,046

	DIVERSIFIED FINANCIAL SERVICES – 1.2%
	Citicorp Capital I, Company Guarantee, 7.933%, 2/15/2027	250,000	267,900
	Citigroup, Inc., 6.500%, 1/18/2011	300,000	319,641
	J.P. Morgan Chase & Co., Unsecd. Note, 4.970%, 9/30/2034	250,000	248,945

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$836,486

	ELECTRIC UTILITIES – 0.6%
	Alabama Power Co., Sr. Note, Series S, 5.875%, 12/1/2022	400,000	410,540
	FOOD & STAPLES RETAILING – 0.4%
	Sysco Corp., Sr. Note, 5.375%, 9/21/2035	300,000	289,821
	FOOD PRODUCTS – 0.6%
	Archer-Daniels-Midland Co., 5.935%, 10/1/2032	200,000	204,160
	Kraft Foods, Inc., Note, 4.125%, 11/12/2009	250,000	241,845

	TOTAL FOOD PRODUCTS		$446,005

	HOTELS RESTAURANTS & LEISURE – 0.4%
	Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012	225,000	254,761
	HOUSEHOLD DURABLES – 0.4%
	D. R. Horton, Inc., Sr. Note, 8.000%, 2/1/2009	250,000	266,875
	IT SERVICES – 0.3%
	Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	250,000	232,500
	MEDIA – 0.2%
	AOL Time Warner, Inc., Bond, 7.700%, 5/1/2032	100,000	114,769
	OIL, GAS & CONSUMABLE FUELS – 1.1%
	Amerada-Hess Corp., 7.875%, 10/1/2029	$250,000	$299,575
	Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	225,000	228,375
	Conoco, Inc., 7.250%, 10/15/2031	200,000	245,646

	TOTAL OIL, GAS & CONSUMABLE FUELS		$773,596

	TELECOMMUNICATION SERVICES – 0.7%
	Verizon Global Funding, Note, 6.750%, 12/1/2005	500,000	500,935
	UTILITY – 0.3%
	Pacific Gas & Electric Co., 6.050%, 3/1/2034	250,000	252,353
	WIRELESS TELECOMMUNICATION SERVICES – 1.1%
	American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	500,000	520,000
	Nextel Communications, Inc., Sr. Note, Series F, 5.950%, 3/15/2014	250,000	251,088

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$771,088

TOTAL CORPORATE BONDS (IDENTIFIED COST $7,155,325)			$7,268,142

GOVERNMENT AGENCIES – 1.4%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 1.4%
	Note, 5.500%, 3/15/2011	500,000	516,295
	Sub. Note, 4.000%, 9/2/2008	500,000	489,400

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,009,512)			$1,005,695

MORTGAGE BACKED SECURITIES – 7.9%
	FEDERAL HOME LOAN MORTGAGE CORPORATION – 3.6%
	Pool A19412, 5.000%, 3/1/2034	855,029	823,231
	Pool A15865, 5.500%, 11/1/2033	397,699	392,767
	Pool A26407, 6.000%, 9/1/2034	1,266,022	1,279,213
	Pool E46188, 6.500%, 4/1/2008	64,484	65,641
	Pool C00478, 8.500%, 9/1/2026	7,906	8,484

	TOTAL HOME LOAN MORTGAGE CORPORATION		$2,569,336

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 3.2%
	Pool 797152, 5.000%, 11/1/2019	1,139,556	1,124,959
	Pool 809364, 5.000%, 2/1/2035	238,514	229,570
	Pool 752660, 5.500%, 2/1/2034	472,015	465,870
	Pool 124221, 7.000%, 2/1/2007	7,817	7,930
	Pool 333854, 7.000%, 12/1/2025	17,697	18,534
	Pool 329794, 7.000%, 2/1/2026	165,227	173,041
Description		Principal Amount or Shares	Value

	Pool 527006, 7.500%, 1/1/2030	$26,580	$28,050
	Pool 253113, 7.500%, 3/1/2030	130,372	137,583
	Pool 533246, 7.500%, 4/1/2030	52,634	55,562
	Pool 8245, 8.000%, 12/1/2008	24,817	25,487

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$2,266,586

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 1.1%
	Pool 354765, 7.000%, 2/15/2024	179,453	188,856
	Pool 354827, 7.000%, 5/15/2024	136,319	143,462
	Pool 385623, 7.000%, 5/15/2024	124,072	130,573
	Pool 2077, 7.000%, 9/20/2025	62,324	65,414
	Pool 354677, 7.500%, 10/15/2023	161,100	170,750
	Pool 354713, 7.500%, 12/15/2023	59,004	62,538

	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$761,593

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $5,640,901)			$5,597,515

U.S. TREASURY – 4.5%
	U.S. TREASURY BOND – 0.5%
	5.375%, 2/15/2031	325,000	354,403
	U.S. TREASURY NOTES – 4.0%
	2.750%, 6/30/2006	1,500,000	1,484,655
	3.125%, 4/15/2009	15,000	14,374
	4.000%, 3/15/2010	125,000	122,715
	4.000%, 2/15/2014	40,000	38,450
	4.000%, 2/15/2015	125,000	119,570
	4.125%, 5/15/2015	170,000	164,077
	4.250%, 8/15/2013	90,000	88,285
	4.250%, 11/15/2014	131,000	127,827
	4.250%, 8/15/2015	565,000	551,316
	4.750%, 5/15/2014	115,000	116,473

	TOTAL U.S. TREASURY NOTES		$2,827,742

TOTAL U.S. TREASURY (IDENTIFIED COST $3,203,282)			$3,182,145

MUTUAL FUNDS – 1.9%
[4]	MTB Prime Money Market Fund, Institutional Shares	503,609	503,609
[4]	MTB Money Market Fund	837,718	837,718
	SSGA Money Market Fund	31	31

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$1,341,358

TOTAL INVESTMENTS – 100.6% (IDENTIFIED COST $65,167,270)			$71,009,320

OTHER ASSETS AND LIABILITIES – NET – (0.6)%			$(416,899)

TOTAL NET ASSETS – 100%			$70,592,421

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Income Fund

At October 31, 2005, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets

Commercial Banks	11.2%
Chemicals	8.9%
Diversified Telecommunication Services	7.1%
Pharmaceuticals	6.2%
Capital Markets	6.0%
Paper & Forest Products	5.2%
Oil, Gas & Consumable Fuels	4.9%
Aerospace & Defense	4.1%
Commercial Services & Supplies	4.0%
Household Products	4.0%
Electrical Equipment	4.0%
Industrial Conglomerates	3.6%
Household Durables	3.3%
Containers & Packaging	3.1%
Food Products	3.0%
Machinery	2.8%
Air Freight & Logistics	1.9%
Specialty Retail	1.9%
Leisure Equipment & Products	1.8%
Metals & Mining	1.7%
Multiline Retail	1.7%
Beverages	1.6%
Media	1.4%
Information Technology Services	1.2%
Healthcare Equipment & Supplies	1.1%
Wireless Telecommunication Services	1.0%
Electric Utilities	0.9%
Computers & Peripherals	0.9%
Cash Equivalents[2]	1.2%
Other Assets and Liabilities -- Net[3]	0.3%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classification of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s adviser.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

COMMON STOCKS – 98.5%
AEROSPACE & DEFENSE – 4.1%
Honeywell International, Inc.	49,500	$1,692,900
Northrop Grumman Corp.	23,600	1,266,140

TOTAL AEROSPACE & DEFENSE		$2,959,040

AIR FREIGHT & LOGISTICS – 1.9%
United Parcel Service, Inc.	19,200	1,400,448
BEVERAGES – 1.6%
Molson Coors Brewing Co., Class B	18,800	1,159,960
CAPITAL MARKETS – 6.0%
Bank of New York Co., Inc.	41,900	1,311,051
Edwards (AG), Inc.	30,900	1,307,688
[4] Federated Investors, Inc.	24,000	840,240
Morgan Stanley	17,400	946,734

TOTAL CAPITAL MARKETS		$4,405,713

CHEMICALS – 8.9%
Cabot Corp.	15,300	521,883
Dow Chemical Co.	33,000	1,513,380
Du Pont (E.I.) de Nemours & Co.	36,700	1,530,023
Engelhard Corp.	26,800	728,960
Rohm & Haas Co.	28,100	1,223,193
Valspar Corp.	43,800	965,790

TOTAL CHEMICALS		$6,483,229

COMMERCIAL BANKS – 11.2%
Amsouth Bancorporation	29,400	741,762
Bank of America Corp.	34,100	1,491,534
Cullen Frost Bankers, Inc.	13,900	734,198
Huntington Bancshares, Inc.	60,400	1,404,904
North Fork Bancorp, Inc.	33,100	838,754
PNC Financial Services Group	9,200	558,532
South Financial Group, Inc.	27,856	767,990
SunTrust Banks, Inc.	22,600	1,638,048

TOTAL COMMERCIAL BANKS		$8,175,722

COMMERCIAL SERVICES & SUPPLIES – 4.0%
Avery Dennison Corp.	26,300	1,489,895
Waste Management, Inc.	47,500	1,401,725

TOTAL COMMERCIAL SERVICES & SUPPLIES		$2,891,620

COMPUTERS & PERIPHERALS – 0.9%
Diebold, Inc.	18,300	661,362
CONTAINERS & PACKAGING – 3.1%
Bemis Co., Inc.	52,600	1,389,692
Packaging Corp. of America	42,000	852,180

TOTAL CONTAINERS & PACKAGING		$2,241,872

DIVERSIFIED TELECOMMUNICATION SERVICES – 7.1%
BellSouth Corp.	48,400	$1,259,368
Citizens Communications Co., Class B	95,400	1,167,696
SBC Communications, Inc.	56,200	1,340,370
Verizon Communications	46,000	1,449,460

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$5,216,894

ELECTRIC UTILITIES – 0.9%
Northeast Utilities Co.	38,200	694,858
ELECTRICAL EQUIPMENT – 4.0%
American Power Conversion Corp.	48,800	1,043,832
Emerson Electric Co.	6,800	472,940
Hubbell, Inc., Class B	28,400	1,367,744

TOTAL ELECTRICAL EQUIPMENT		$2,884,516

FOOD PRODUCTS – 3.0%
General Mills, Inc.	13,900	670,814
Heinz (H.J.) Co.	42,700	1,515,850

TOTAL FOOD PRODUCTS		$2,186,664

HEALTHCARE EQUIPMENT & SUPPLIES – 1.1%
Hillenbrand Industries, Inc.	17,900	824,653
HOUSEHOLD DURABLES – 3.3%
Newell Rubbermaid, Inc.	36,600	841,434
Philips Electronics NV, ADR	59,900	1,566,984

TOTAL HOUSEHOLD DURABLES		$2,408,418

HOUSEHOLD PRODUCTS – 4.0%
Colgate-Palmolive Co.	28,900	1,530,544
Kimberly-Clark Corp.	23,900	1,358,476

TOTAL HOUSEHOLD PRODUCTS		$2,889,020

IT SERVICES – 1.2%
Sabre Group Holdings, Inc.	43,900	857,367
INDUSTRIAL CONGLOMERATES – 3.6%
3M Co.	13,800	1,048,524
General Electric Co.	47,500	1,610,725

TOTAL INDUSTRIAL CONGLOMERATES		$2,659,249

LEISURE EQUIPMENT & PRODUCTS – 1.8%
Hasbro, Inc.	71,100	1,339,524
MACHINERY – 2.8%
Deere & Co.	8,900	540,052
Dover Corp.	38,000	1,481,240

TOTAL MACHINERY		$2,021,292

MEDIA – 1.4%
Dow Jones & Co.	29,300	993,563
METALS & MINING – 1.7%
Alcoa, Inc.	52,700	$1,280,083
MULTILINE RETAIL – 1.7%
Family Dollar Stores, Inc.	55,900	1,237,626
OIL, GAS & CONSUMABLE FUELS – 4.9%
Chevron Corp.	19,100	1,090,037
ExxonMobil Corp.	13,100	735,434
Marathon Oil Corp.	24,900	1,497,984
Occidental Petroleum Corp.	3,000	236,640

TOTAL OIL, GAS & CONSUMABLE FUELS		$3,560,095

PAPER & FOREST PRODUCTS – 5.2%
Bowater, Inc.	43,500	1,152,750
International Paper Co.	51,500	1,502,770
MeadWestvaco Corp.	43,100	1,130,082

TOTAL PAPER & FOREST PRODUCTS		$3,785,602

PHARMACEUTICALS – 6.2%
Abbott Laboratories	15,100	650,055
Lilly (Eli) & Co.	27,000	1,344,330
Pfizer, Inc.	56,800	1,234,832
Wyeth	28,800	1,283,328

TOTAL PHARMACEUTICALS		$4,512,545

SPECIALTY RETAIL – 1.9%
Limited, Inc.	69,200	$1,384,692
WIRELESS TELECOMMUNICATION SERVICES – 1.0%
Alltel Corp.	12,300	760,878

TOTAL COMMON STOCKS (IDENTIFIED COST $73,989,443)		$71,876,505

4MUTUAL FUND – 1.2%
MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	863,833	$863,833

TOTAL INVESTMENTS – 99.7% (IDENTIFIED COST $74,853,276)		$72,740,338

OTHER ASSETS AND LIABILITIES – NET – 0.3%		$200,670

TOTAL NET ASSETS – 100%		$72,941,008

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund

At October 31, 2005, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets

Oil, Gas & Consumable Fuels	11.4%
Insurance	8.3%
Thrifts & Mortgage Finance	8.1%
Aerospace & Defense	7.6%
Diversified Financial Services	7.2%
Software	7.0%
Metals & Mining	5.8%
Media	5.4%
Electronic Equipment & Instruments	4.8%
Commercial Banks	4.7%
Diversified Telecommunication Services	3.7%
Tobacco	3.5%
Communications Equipment	3.3%
Household Products	3.0%
Commercial Services & Supplies	2.6%
Road & Rail	2.2%
Machinery	2.1%
Healthcare Providers & Services	2.0%
Multi-Utilities	1.8%
Pooled Investment Vehicles	1.2%
Paper & Forest Products	1.1%
Cash Equivalents[2]	2.3%
Other Assets & Liabilities -- Net[3]	0.9%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

COMMON STOCKS – 96.8%
AEROSPACE & DEFENSE – 7.6%
Lockheed Martin Corp.	54,205	$3,282,655
Northrop Grumman Corp.	56,500	3,031,225
Raytheon Co.	62,000	2,290,900

TOTAL AEROSPACE & DEFENSE		$8,604,780

COMMERCIAL BANKS – 4.7%
Wachovia Corp.	45,100	2,278,452
Wells Fargo & Co.	50,600	3,046,120

TOTAL COMMERCIAL BANKS		$5,324,572

COMMERCIAL SERVICES & SUPPLIES – 2.6%
Pitney Bowes, Inc.	68,700	2,890,896
COMMUNICATIONS EQUIPMENT – 3.3%
Motorola, Inc.	167,900	3,720,664
DIVERSIFIED FINANCIAL SERVICES – 7.2%
Citigroup, Inc.	52,800	2,417,184
J.P. Morgan Chase & Co.	67,900	2,486,498
Loews Corp.	34,500	3,207,810

TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,111,492

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.7%
Sprint Nextel Corp.	106,000	2,470,860
Verizon Communications	56,100	1,767,711

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$4,238,571

ELECTRONIC EQUIPMENT & INSTRUMENTS – 4.8%
[5] Agilent Technologies, Inc.	169,500	5,425,695
HEALTHCARE PROVIDERS & SERVICES – 2.0%
Aetna, Inc.	25,700	2,275,992
HOUSEHOLD PRODUCTS – 3.0%
Kimberly-Clark Corp.	58,900	3,347,876
INSURANCE – 8.3%
AON Corp.	85,300	2,887,405
Genworth Financial, Inc., Class A	50,000	1,584,500
Hartford Financial Services Group, Inc.	33,000	2,631,750
Radian Group, Inc.	42,700	2,224,670

TOTAL INSURANCE		$9,328,325

MACHINERY – 2.1%
Ingersoll-Rand Co., Class A	62,400	2,358,096
MEDIA – 5.4%
[5] Liberty Media Corp., Class A	179,800	1,433,006
Viacom, Inc., Class B	149,000	$4,614,530

TOTAL MEDIA		$6,047,536

METALS & MINING – 5.8%
Barrick Gold Corp.	120,500	3,042,625
POSCO, ADR	19,400	995,026
Rio Tinto PLC, ADR	16,800	2,564,016

TOTAL METALS & MINING		$6,601,667

MULTI-UTILITIES – 1.8%
Dominion Resources, Inc.	26,200	1,993,296
OIL, GAS & CONSUMABLE FUELS – 11.4%
Burlington Resources, Inc.	20,600	1,487,732
ConocoPhillips	30,000	1,961,400
Kerr-McGee Corp.	65,995	5,612,215
Noble Energy, Inc.	96,000	3,844,800

TOTAL OIL, GAS & CONSUMABLE FUELS		$12,906,147

PAPER & FOREST PRODUCTS – 1.1%
International Paper Co.	42,500	1,240,150
POOLED INVESTMENT VEHICLES – 1.2%
S&P Depositary Receipts Trust	11,300	1,357,469
ROAD & RAIL – 2.2%
Union Pacific Corp.	35,300	2,442,054
SOFTWARE – 7.0%
Computer Associates International, Inc.	187,600	5,247,172
Microsoft Corp.	103,700	2,665,090

TOTAL SOFTWARE		$7,912,262

THRIFTS & MORTGAGE FINANCE – 8.1%
Countrywide Financial Corp.	114,800	3,647,196
Federal National Mortgage Association	77,800	3,697,056
MGIC Investment Corp.	29,400	1,741,656

TOTAL THRIFTS & MORTGAGE FINANCE		$9,085,908

TOBACCO – 3.5%
Altria Group, Inc.	52,300	3,925,115

TOTAL COMMON STOCKS (IDENTIFIED COST $100,989,902)		$109,138,563

4MUTUAL FUND – 2.3%
MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	2,566,398	$2,566,398

TOTAL INVESTMENTS – 99.1% (IDENTIFIED COST $103,556,300)		$111,704,961

OTHER ASSET AND LIABILITIES – NET – 0.9%		$1,008,398

TOTAL NET ASSETS – 100%		$112,713,359

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Index Fund

At October 31, 2005, the Fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Net Assets

Oil, Gas & Consumable Fuels	7.7%
Pharmaceuticals	6.3%
Commercial Banks	5.6%
Insurance	4.5%
Industrial Conglomerates	4.4%
Computers & Peripherals	3.7%
Software	3.6%
Diversified Financial Services	3.5%
Media	3.4%
Capital Markets	3.1%
Semiconductor Equipment & Products	3.0%
Healthcare Providers & Services	3.0%
Communications Equipment	2.7%
Food & Staples Retailing	2.4%
Household Products	2.3%
Diversified Telecommunication Services	2.3%
Specialty Retail	2.2%
Beverages	2.2%
Aerospace & Defense	2.1%
Healthcare Equipment & Supplies	2.1%
Tobacco	1.6%
Electric Utilities	1.6%
Thrifts & Mortgage Finance	1.6%
Chemicals	1.6%
Energy Equipment & Services	1.6%
Biotechnology	1.5%
Hotels, Restaurants & Leisure	1.4%
Machinery	1.3%
Consumer Finance	1.2%
Multi-Line Retail	1.1%
Multi-Utilities	1.1%
Food Products	1.1%
Information Technology Services	1.0%
Air Freight & Logistics	1.0%
Wireless Telecommunication Services	0.8%
Real Estate	0.7%
Commercial Services & Supplies	0.7%
Household Durables	0.7%
Metals & Mining	0.7%
Independent Power Producers & Energy Trading	0.7%
Road & Rail	0.6%
Electrical Equipment	0.4%
Internet Software & Services	0.4%
Paper & Forest Products	0.4%
Automobiles	0.4%
Internet & Catalog Retail	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Electronic Equipment & Instruments	0.3%
Pooled Investment Vehicles	0.2%
Auto Components	0.2%
Building Products	0.2%
Containers & Packaging	0.2%
Leisure Equipment & Products	0.2%
Diversified Consumer Services	0.2%
Personal Products	0.1%
Office Electronics	0.1%
Airlines	0.1%
Distributors	0.1%
Construction Materials	0.1%
Construction & Engineering	0.1%
Cash Equivalents[2]	1.6%
Other Assets & Liabilities -- Net[3]	0.2%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements

(3) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 98.2%
	AEROSPACE & DEFENSE – 2.1%
	Boeing Co.	6,280	$405,939
	General Dynamics Corp.	1,500	174,450
	Goodrich (B.F.) Co.	885	31,922
	Honeywell International, Inc.	6,541	223,702
	L-3 Communications Holdings, Inc.	1,050	81,711
	Lockheed Martin Corp.	2,750	166,540
	Northrop Grumman Corp.	2,720	145,928
	Raytheon Co.	3,480	128,586
	Rockwell Collins	1,390	63,690
	United Technologies Corp.	7,820	401,010

	TOTAL AEROSPACE & DEFENSE		$1,823,478

	AIR FREIGHT & LOGISTICS – 1.0%
	FedEx Corp.	2,317	213,002
	Ryder Systems, Inc.	470	18,645
	United Parcel Service, Inc.	8,500	$619,990

	TOTAL AIR FREIGHT & LOGISTICS		$851,637

	AIRLINES – 0.1%
	Southwest Airlines Co.	5,259	84,197
	AUTO COMPONENTS – 0.2%
	Cooper Tire & Rubber Co.	455	6,215
	Dana Corp.	1,181	8,869
	Delphi Corp.	6,543	2,650
[5]	Goodyear Tire & Rubber Co.	1,345	21,036
	Johnson Controls, Inc.	1,500	102,075
[5]	Visteon Corp.	1,300	10,829

	TOTAL AUTO COMPONENTS		$151,674

	AUTOMOBILES – 0.4%
	Ford Motor Co.	14,100	117,312
	General Motors Corp.	4,295	117,683
	Harley Davidson, Inc.	2,100	104,013

	TOTAL AUTOMOBILES		$339,008

	BEVERAGES – 2.2%
	Anheuser-Busch Cos., Inc.	5,925	$244,465
	Brown-Forman Corp., Class B	760	48,138
	Coca-Cola Co.	15,800	675,924
	Coca-Cola Enterprises, Inc.	2,300	43,470
[5]	Constellation Brands, Inc., Class A	1,500	35,310
	Molson Coors Brewing Co., Class B	485	29,925
	PepsiCo, Inc.	12,700	750,316
	The Pepsi Bottling Group, Inc.	1,100	31,273

	TOTAL BEVERAGES		$1,858,821

	BIOTECHNOLOGY – 1.5%
[5]	Amgen, Inc.	9,372	710,023
	Applera Corp.	1,540	37,376
[5]	Biogen Idec, Inc.	2,612	106,126
[5]	Chiron Corp.	800	35,312
[5]	Genzyme Corp.	1,925	139,177
[5]	Gilead Sciences, Inc.	3,500	165,375
[5]	Medimmune, Inc.	1,850	64,713

	TOTAL BIOTECHNOLOGY		$1,258,102

	BUILDING PRODUCTS – 0.2%
	American Standard Cos.	1,400	53,256
	Masco Corp.	3,255	92,767

	TOTAL BUILDING PRODUCTS		$146,023

	CAPITAL MARKETS – 3.1%
[5]	Ameriprise Financial, Inc.	1,860	69,229
	Bank of New York Co., Inc.	5,985	187,271
	Bear Stearns Cos., Inc.	900	95,220
[5]	E*Trade Group, Inc.	2,800	51,940
	Federated Investors, Inc.	800	28,008
	Franklin Resources, Inc.	1,100	97,207
	Goldman Sachs Group, Inc.	3,500	442,295
	Janus Capital Group, Inc.	1,700	29,835
	Lehman Brothers Holdings, Inc.	2,060	246,520
	Mellon Financial Corp.	3,160	100,140
	Merrill Lynch & Co., Inc.	7,070	457,712
	Morgan Stanley	8,275	450,243
	Northern Trust Corp.	1,470	78,792
	Schwab (Charles) Corp.	7,900	120,080
	State Street Corp.	2,500	138,075
	T. Rowe Price Group, Inc.	1,100	72,072

	TOTAL CAPITAL MARKETS		$2,664,639

	CHEMICALS – 1.6%
	Air Products & Chemicals, Inc.	1,725	98,739
	Ashland, Inc.	610	32,641
	Dow Chemical Co.	7,382	338,539
	Du Pont (E.I.) de Nemours & Co.	7,650	318,928
	Eastman Chemical Co.	700	36,932
	Ecolab, Inc.	1,390	$45,981
	Engelhard Corp.	930	25,296
[5]	Hercules, Inc.	800	8,912
	International Flavors & Fragrances, Inc.	585	19,299
	Monsanto Co.	2,040	128,540
	PPG Industries, Inc.	1,290	77,361
	Praxair, Inc.	2,510	124,019
	Rohm & Haas Co.	1,150	50,060
	Sigma-Aldrich Corp.	550	35,035

	TOTAL CHEMICALS		$1,340,282

	COMMERCIAL BANKS – 5.6%
	Amsouth Bancorporation	2,700	68,121
	BB&T Corp.	4,235	179,310
	Bank of America Corp.	30,664	1,341,243
	Comerica, Inc.	1,232	71,185
	Compass Bancshares, Inc.	1,000	48,760
	Fifth Third Bancorp	4,300	172,731
	First Horizon National Corp.	900	34,812
	Huntington Bancshares, Inc.	1,742	40,519
	KeyCorp	3,145	101,395
	M & T Bank Corp.	600	64,548
	Marshall & Ilsley Corp.	1,600	68,736
	National City Corp.	4,310	138,911
	North Fork Bancorp, Inc.	3,650	92,491
	PNC Financial Services Group	2,265	137,508
	Regions Financial Corp.	3,545	115,390
	SunTrust Banks, Inc.	2,745	198,958
	Synovus Financial Corp.	2,592	71,202
	U.S. Bancorp	13,975	413,381
	Wachovia Corp.	12,081	610,332
	Wells Fargo & Co.	12,930	778,386
	Zions Bancorp	800	58,776

	TOTAL COMMERCIAL BANKS		$4,806,695

	COMMERCIAL SERVICES & SUPPLIES – 0.7%
[5]	Allied Waste Industries, Inc.	1,600	13,024
	Avery Dennison Corp.	940	53,251
	Cendant Corp.	7,950	138,489
	Cintas Corp.	1,100	44,627
	Donnelley (R.R.) & Sons Co.	1,605	56,207
	Equifax, Inc.	1,025	35,332
[5]	Monster Worldwide, Inc.	900	29,529
	Pitney Bowes, Inc.	1,980	83,318
	Robert Half International, Inc.	1,300	47,944
	Waste Management, Inc.	4,250	125,418

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$627,139

	COMMUNICATIONS EQUIPMENT – 2.7%
[5]	ADC Telecommunications, Inc.	1,100	$19,195
[5]	Andrew Corp.	1,145	12,160
[5]	Avaya, Inc.	3,225	37,152
[5]	CIENA Corp.	4,800	11,376
[5]	Cisco Systems, Inc.	48,785	851,298
[5]	Comverse Technology, Inc.	1,500	37,650
[5]	Corning, Inc.	11,270	226,414
[5]	JDS Uniphase Corp.	12,500	26,250
[5]	Lucent Technologies, Inc.	34,011	96,931
	Motorola, Inc.	18,826	417,184
	Qualcomm, Inc.	12,400	493,024
	Scientific-Atlanta, Inc.	1,200	42,528
[5]	Tellabs, Inc.	3,485	33,317

	TOTAL COMMUNICATIONS EQUIPMENT		$2,304,479

	COMPUTERS & PERIPHERALS – 3.7%
[5]	Apple Computer, Inc.	6,380	367,424
[5]	Dell, Inc.	18,325	584,201
[5]	EMC Corp. Mass	18,386	256,669
[5]	Gateway, Inc.	2,150	6,127
	Hewlett-Packard Co.	21,850	612,674
	IBM Corp.	12,200	998,936
[5]	Lexmark International Group, Class A	950	39,444
[5]	NCR Corp.	1,600	48,352
[5]	Network Appliance, Inc.	2,950	80,712
[5]	Qlogic Corp.	700	21,112
[5]	Seagate Technology, Inc., Rights	2,330	0
[5]	Sun Microsystems, Inc.	26,100	104,400

	TOTAL COMPUTERS & PERIPHERALS		$3,120,051

	CONSTRUCTION & ENGINEERING – 0.1%
	Fluor Corp.	755	48,018
	CONSTRUCTION MATERIALS – 0.1%
	Vulcan Materials Co.	900	58,500
	CONSUMER FINANCE – 1.2%
	American Express Co.	9,500	472,815
	Capital One Financial Corp.	2,235	170,642
	MBNA Corp.	9,595	245,344
	SLM Corp.	3,145	174,642

	TOTAL CONSUMER FINANCE		$1,063,443

	CONTAINERS & PACKAGING – 0.2%
	Ball Corp.	860	33,858
	Bemis Co., Inc.	820	21,664
[5]	Pactiv Corp.	1,165	22,951
[5]	Sealed Air Corp.	682	34,311
	Temple-Inland, Inc.	900	33,147

	TOTAL CONTAINERS & PACKAGING		$145,931

	DISTRIBUTORS – 0.1%
	Genuine Parts Co.	1,360	$60,343
	DIVERSIFIED CONSUMER SERVICES – 0.2%
[5]	Apollo Group, Inc., Class A	1,150	72,473
	Block (H&R), Inc.	2,500	62,150

	TOTAL DIVERSIFIED CONSUMER SERVICES		$134,623

	DIVERSIFIED FINANCIAL SERVICES – 3.5%
	CIT Group, Inc.	1,500	68,595
	Citigroup, Inc.	38,230	1,750,169
	J.P. Morgan Chase & Co.	26,832	982,588
	Moody's Corp.	1,970	104,922
	Principal Financial Group	2,150	106,705

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,012,979

	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.3%
	AT&T Corp.	6,180	122,240
	BellSouth Corp.	16,325	424,776
	CenturyTel, Inc.	1,000	32,730
	Citizens Communications Co., Class B	2,600	31,824
[5]	Qwest Communications International, Inc.	11,754	51,247
	SBC Communications, Inc.	25,200	601,020
	Verizon Communications	21,100	664,861

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,928,698

	ELECTRIC UTILITIES – 1.6%
[5]	Allegheny Energy, Inc.	1,200	33,912
	American Electric Power Co., Inc.	3,002	113,956
	Cinergy Corp.	1,560	62,244
	Edison International	2,465	107,868
	Entergy Corp.	1,580	111,738
	Exelon Corp.	5,132	267,018
	FPL Group, Inc.	2,970	127,888
	FirstEnergy Corp.	2,488	118,180
	PPL Corp.	2,930	91,826
	Pinnacle West Capital Corp.	900	37,584
	Progress Energy, Inc.	1,927	83,998
[5]	Progress Energy, Inc.	825	66
	Southern Co.	5,710	199,793

	TOTAL ELECTRIC UTILITIES		$1,356,071

	ELECTRICAL EQUIPMENT – 0.4%
	American Power Conversion Corp.	1,300	27,807
	Cooper Industries Ltd., Class A	710	50,332
	Emerson Electric Co.	3,160	219,778
	Rockwell Automation, Inc.	1,390	73,879

	TOTAL ELECTRICAL EQUIPMENT		$371,796

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.3%
[5]	Agilent Technologies, Inc.	3,980	$127,400
[5]	Jabil Circuit, Inc.	1,300	38,805
	Molex, Inc.	1,150	29,106
[5]	Sanmina-SCI Corp.	4,000	14,600
[5]	Solectron Corp.	7,500	26,475
	Symbol Technologies, Inc.	1,900	15,770
	Tektronix, Inc.	600	13,788

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$265,944

	ENERGY EQUIPMENT & SERVICES – 1.6%
	BJ Services Co.	2,450	85,138
	Baker Hughes, Inc.	2,620	143,995
	Halliburton Co.	3,890	229,899
[5]	Nabors Industries Ltd.	1,200	82,356
[5]	National-Oilwell, Inc.	1,275	79,649
	Noble Corp.	1,075	69,209
	Rowan Cos., Inc.	860	28,371
	Schlumberger Ltd.	4,465	405,288
[5]	Transocean Sedco Forex, Inc.	2,549	146,542
[5]	Weatherford International Ltd.	1,100	68,860

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,339,307

	FOOD & STAPLES RETAILING – 2.4%
	Albertsons, Inc.	2,817	70,735
	CVS Corp.	6,180	150,854
	Costco Wholesale Corp.	3,630	175,547
[5]	Kroger Co.	5,565	110,744
	SUPERVALU, Inc.	1,080	33,944
	Safeway Inc.	3,455	80,363
	Sysco Corp.	4,855	154,923
	Wal-Mart Stores, Inc.	19,100	903,621
	Walgreen Co.	7,775	353,218

	TOTAL FOOD & STAPLES RETAILING		$2,033,949

	FOOD PRODUCTS – 1.1%
	Archer-Daniels-Midland Co.	5,000	121,850
	Campbell Soup Co.	1,415	41,176
	ConAgra, Inc.	3,900	90,753
	General Mills, Inc.	2,825	136,334
	Heinz (H.J.) Co.	2,650	94,075
	Hershey Foods Corp.	1,370	77,857
	Kellogg Co.	2,000	88,340
	McCormick & Co., Inc.	1,000	30,290
	Sara Lee Corp.	6,020	107,457
	Tyson Foods, Inc., Class A	1,900	33,820
	Wrigley (Wm.), Jr. Co.	1,410	97,995

	TOTAL FOOD PRODUCTS		$919,947

	GAS UTILITIES – 0.0%
	NICOR, Inc.	340	$13,328
	Peoples Energy Corp.	400	14,880

	TOTAL GAS UTILITIES		$28,208

	HEALTHCARE EQUIPMENT & SUPPLIES – 2.1%
	Bard (C.R.), Inc.	790	49,280
	Bausch & Lomb, Inc.	440	32,644
	Baxter International, Inc.	4,800	183,504
	Becton, Dickinson & Co.	1,955	99,216
	Biomet, Inc.	1,900	66,177
[5]	Boston Scientific Corp.	4,520	113,542
[5]	Fisher Scientific International, Inc.	900	50,850
	Guidant Corp.	2,550	160,650
[5]	Hospira, Inc.	1,179	46,983
	Medtronic, Inc.	9,225	522,688
[5]	Millipore Corp.	430	26,325
	PerkinElmer, Inc.	1,030	22,732
[5]	St. Jude Medical, Inc.	2,760	132,673
	Stryker Corp.	2,500	102,675
[5]	Thermo Electron Corp.	1,280	38,643
[5]	Waters Corp.	850	30,770
[5]	Zimmer Holdings, Inc.	1,927	122,885

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$1,802,237

	HEALTHCARE PROVIDERS & SERVICES – 3.0%
	Aetna, Inc.	2,220	196,603
	AmerisourceBergen Corp.	800	61,016
	CIGNA Corp.	1,025	118,767
	Cardinal Health, Inc.	3,280	205,033
[5]	Caremark Rx, Inc.	3,400	178,160
[5]	Coventry Health Care, Inc.	1,350	72,886
[5]	Express Scripts, Inc., Class A	1,100	82,951
	HCA, Inc.	3,475	167,460
	Health Management Association, Class A	1,825	39,073
[5]	Humana, Inc.	1,250	55,487
	IMS Health, Inc.	1,750	40,652
[5]	Laboratory Corp. of America Holdings	1,000	48,250
	Manor Care, Inc.	590	21,978
	McKesson HBOC, Inc.	2,331	105,897
[5]	Medco Health Solutions, Inc.	2,368	133,792
	Quest Diagnostic, Inc.	1,300	60,723
[5]	Tenet Healthcare Corp.	3,637	30,624
	UnitedHealth Group, Inc.	9,600	555,744
[5]	Wellpoint, Inc.	4,650	347,262

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$2,522,358

	HOTELS RESTAURANTS & LEISURE – 1.4%
	Carnival Corp.	3,300	$163,911
	Darden Restaurants, Inc.	1,050	34,041
	Harrah’s Entertainment, Inc.	1,400	84,672
	Hilton Hotels Corp.	2,520	49,014
	International Game Technology	2,600	68,874
	Marriott International, Inc., Class A	1,330	79,295
	McDonald’s Corp.	9,510	300,516
[5]	Starbucks Corp.	5,900	166,852
	Starwood Hotels & Resorts Worldwide, Inc.	1,700	99,331
	Wendy’s International, Inc.	935	43,683
	Yum! Brands, Inc.	2,225	113,186

	TOTAL HOTELS RESTAURANTS & LEISURE		$1,203,375

	HOUSEHOLD DURABLES – 0.7%
	Black & Decker Corp.	750	61,597
	Centex Corp.	960	61,776
	D. R. Horton, Inc.	2,100	64,449
	Fortune Brands, Inc.	1,250	94,962
	KB HOME	540	35,289
	Leggett and Platt, Inc.	1,400	28,056
	Lennar Corp., Class A	1,000	55,580
	Maytag Corp.	720	12,398
	Newell Rubbermaid, Inc.	2,050	47,130
	Pulte Corp.	1,600	60,464
	Snap-On Tools Corp.	480	17,290
	Stanley Works	700	33,551
	Whirlpool Corp.	500	39,250

	TOTAL HOUSEHOLD DURABLES		$611,792

	HOUSEHOLD PRODUCTS – 2.3%
	Clorox Co.	1,175	63,591
	Colgate-Palmolive Co.	3,980	210,781
	Kimberly-Clark Corp.	3,630	206,329
	Procter & Gamble Co.	26,140	1,463,579

	TOTAL HOUSEHOLD PRODUCTS		$1,944,280

	IT SERVICES – 1.0%
[5]	Affiliated Computer Services, Inc., Class A	1,000	54,110
	Automatic Data Processing, Inc.	4,440	207,170
[5]	Computer Sciences Corp.	1,400	71,750
[5]	Convergys Corp.	1,100	17,875
	Electronic Data Systems Corp.	3,925	91,492
	First Data Corp., Class	5,914	239,221
[5]	Fiserv, Inc.	1,450	63,336
	Paychex, Inc.	2,525	97,869
	Sabre Group Holdings, Inc.	956	18,671
[5]	Unisys Corp.	2,570	13,133

	TOTAL IT SERVICES		$874,627

	INDEPENDENT POWER PRODUCERS & ENERGY TRADING – 0.7%
[5]	AES Corp.	5,000	$79,450
[5]	Calpine Corp.	4,500	10,710
	Constellation Energy Group	1,355	74,254
	Duke Energy Corp.	7,075	187,346
[5]	Dynegy, Inc.	2,600	11,544
[5]	Mirant Corp.	4,169	4,940
	TXU Corp.	1,875	188,906

	TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADING		$557,150

	INDUSTRIAL CONGLOMERATES – 4.4%
	3M Co.	5,820	442,204
	General Electric Co.	81,800	2,773,838
	Textron Inc.	1,160	83,566
	Tyco International Ltd.	15,441	407,488

	TOTAL INDUSTRIAL CONGLOMERATES		$3,707,096

	INSURANCE – 4.5%
	AON Corp.	2,630	89,025
	Ace Ltd.	2,400	125,040
	Aflac, Inc.	3,850	183,953
	Allstate Corp.	4,985	263,158
	Ambac Financial Group, Inc.	850	60,256
	American International Group, Inc.	19,800	1,283,040
	Chubb Corp.	1,475	137,131
	Cincinnati Financial Corp.	1,337	56,889
	Hartford Financial Services Group, Inc.	2,300	183,425
	Jefferson-Pilot Corp.	1,000	54,880
	Lincoln National Corp.	1,280	64,781
	MBIA Insurance Corp.	1,050	61,152
	Marsh & McLennan Cos., Inc.	4,139	120,652
	MetLife, Inc.	5,725	282,872
	Progressive Corp., OH	1,485	171,978
	Prudential Financial, Inc.	3,900	283,881
	SAFECO Corp.	925	51,523
	The St. Paul Travelers Cos., Inc.	5,175	233,030
	Torchmark Corp.	800	42,264
	UNUMProvident Corp.	2,295	46,566
	XL Capital Ltd., Class A	1,025	65,662

	TOTAL INSURANCE		$3,861,158

	INTERNET & CATALOG RETAIL – 0.4%
[5]	eBay, Inc.	8,500	336,600
	INTERNET SOFTWARE & SERVICES – 0.4%
[5]	Yahoo, Inc.	9,600	354,912
	LEISURE EQUIPMENT & PRODUCTS – 0.2%
	Brunswick Corp.	700	$26,691
	Eastman Kodak Co.	2,160	47,304
	Hasbro, Inc.	1,300	24,492
	Mattel, Inc.	3,040	44,840

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$143,327

	MACHINERY – 1.3%
	Caterpillar, Inc.	5,200	273,468
	Cummins, Inc.	310	26,465
	Danaher Corp.	1,800	93,780
	Deere & Co.	1,855	112,561
	Dover Corp.	1,510	58,860
	Eaton Corp.	1,090	64,125
	ITT Industries, Inc.	745	75,692
	Illinois Tool Works, Inc.	1,625	137,735
	Ingersoll-Rand Co., Class A	2,600	98,254
[5]	Navistar International Corp.	445	12,246
	PACCAR, Inc.	1,295	90,676
	Pall Corp.	980	25,637
	Parker-Hannifin Corp.	990	62,053

	TOTAL MACHINERY		$1,131,552

	MEDIA – 3.4%
	Clear Channel Communications, Inc.	4,185	127,308
[5]	Comcast Corp., Class A	16,816	467,989
	Dow Jones & Co.	425	14,412
	Gannett Co., Inc.	1,900	119,054
[5]	Interpublic Group Cos., Inc.	3,500	36,155
	Knight-Ridder, Inc.	500	26,690
	McGraw-Hill Cos., Inc.	2,900	141,926
	Meredith Corp.	360	17,964
	New York Times Co., Class A	1,070	29,147
	News Corp., Inc.	22,400	319,200
	Omnicom Group, Inc.	1,375	114,070
	Time Warner, Inc.	35,850	639,206
	Tribune Co.	2,077	65,446
[5]	Univision Communications, Inc., Class A	1,800	47,052
	Viacom, Inc., Class B	12,103	374,830
	Walt Disney Co.	15,355	374,201

	TOTAL MEDIA		$2,914,650

	METALS & MINING – 0.7%
	Alcoa, Inc.	6,663	161,844
	Allegheny Technologies, Inc.	665	19,092
	Freeport-McMoRan Copper & Gold, Inc., Class B	1,330	65,729
	Newmont Mining Corp.	3,365	143,349
	Nucor Corp.	1,150	68,828
	Phelps Dodge Corp.	708	$85,293
	United States Steel Corp.	915	33,425

	TOTAL METALS & MINING		$577,560

	MULTI-UTILITIES – 1.1%
	Ameren Corp.	1,560	82,056
[5]	CMS Energy Corp.	1,700	25,347
	CenterPoint Energy, Inc.	2,360	31,246
	Consolidated Edison Co.	1,860	84,630
	DTE Energy Co.	1,345	58,104
	Dominion Resources, Inc.	2,600	197,808
	KeySpan Corp.	1,300	44,941
	NiSource, Inc.	2,092	49,476
	P G & E Corp.	2,830	102,955
	Public Service Enterprises Group, Inc.	1,810	113,831
	Sempra Energy	1,976	87,537
	TECO Energy, Inc.	1,600	27,680
	Xcel Energy, Inc.	3,028	55,503

	TOTAL MULTI-UTILITIES		$961,114

	MULTILINE RETAIL – 1.1%
[5]	Big Lots, Inc.	890	10,297
	Dillards, Inc., Class A	480	9,941
	Dollar General Corp.	2,450	47,628
	Family Dollar Stores, Inc.	1,250	27,675
	Federated Department Stores, Inc.	2,058	126,299
[5]	Kohl's Corp.	2,650	127,545
	Nordstrom, Inc.	1,750	60,638
	Penney (J.C.) Co., Inc.	1,900	97,280
[5]	Sears Holdings Corp.	782	94,036
	Target Corp.	6,720	374,237

	TOTAL MULTILINE RETAIL		$975,576

	OFFICE ELECTRONICS – 0.1%
[5]	Xerox Corp.	7,300	99,061
	OIL, GAS & CONSUMABLE FUELS – 7.7%
	Amerada-Hess Corp.	570	71,307
	Anadarko Petroleum Corp.	1,800	163,278
	Apache Corp.	2,550	162,766
	Burlington Resources, Inc.	2,945	212,688
	Chevron Corp.	17,167	979,721
	ConocoPhillips	10,636	695,382
	Devon Energy Corp.	3,500	211,330
	EOG Resources, Inc.	1,800	122,004
	El Paso Corp.	5,083	60,284
	Exxon Mobil Corp.	49,300	2,767,702
	Kerr-McGee Corp.	1,029	87,506
	Kinder Morgan, Inc.	700	63,630
	Marathon Oil Corp.	2,824	$169,892
	Murphy Oil Corp.	1,300	60,905
	Occidental Petroleum Corp.	3,025	238,612
	Sunoco, Inc.	1,070	79,715
	Valero Energy Corp.	2,300	242,052
	Williams Cos., Inc.	4,425	98,678
	XTO Energy, Inc.	2,800	121,688

	TOTAL OIL, GAS & CONSUMABLE FUELS		$6,609,140

	PAPER & FOREST PRODUCTS – 0.4%
	Georgia-Pacific Corp.	2,001	65,093
	International Paper Co.	3,790	110,592
	Louisiana-Pacific Corp.	870	21,689
	MeadWestvaco Corp.	1,365	35,790
	Weyerhaeuser Co.	1,850	117,179

	TOTAL PAPER & FOREST PRODUCTS		$350,343

	PERSONAL PRODUCTS – 0.1%
	Alberto-Culver Co., Class B	630	27,348
	Avon Products, Inc.	3,600	97,164

	TOTAL PERSONAL PRODUCTS		$124,512

	PHARMACEUTICALS – 6.3%
	Abbott Laboratories	11,890	511,864
	Allergan, Inc.	980	87,514
	Bristol-Myers Squibb Co.	14,875	314,904
	Eli Lilly & Co.	8,700	433,173
[5]	Forest Laboratories, Inc., Class A	2,600	98,566
	Johnson & Johnson	22,743	1,424,167
[5]	King Pharmaceuticals, Inc.	1,833	28,283
	Merck & Co., Inc.	16,800	474,096
	Mylan Laboratories, Inc.	1,700	32,657
	Pfizer, Inc.	58,355	1,268,638
	Schering Plough Corp.	11,275	229,334
[5]	Watson Pharmaceuticals, Inc.	900	31,104
	Wyeth	10,190	454,066

	TOTAL PHARMACEUTICALS		$5,388,366

	POOLED INVESTMENT VEHICLES – 0.2%
	S&P Depositary Receipts Trust, ADR	1,500	180,195
	REAL ESTATE – 0.7%
	Apartment Investment & Management Co., Class A	700	26,880
	Archstone-Smith Trust	1,600	64,912
	Equity Office Properties Trust	3,100	95,480
	Equity Residential Properties Trust	2,150	84,387
	Plum Creek Timber Co., Inc.	1,550	60,295
	Prologis	1,900	81,700
	Public Storage, Inc.	600	39,720
	Simon Property Group, Inc.	1,400	100,268
	Vornado Realty Trust	1,000	81,000

	TOTAL REAL ESTATE		$634,642

	ROAD & RAIL – 0.6%
	Burlington Northern Santa Fe Corp.	2,800	$173,768
	CSX Corp.	1,670	76,503
	Norfolk Southern Corp.	3,075	123,615
	Union Pacific Corp.	1,995	138,014

	TOTAL ROAD & RAIL		$511,900

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.0%
[5]	Advanced Micro Devices, Inc.	3,000	69,660
[5]	Altera Corp.	3,200	53,280
	Analog Devices, Inc.	2,800	97,384
	Applied Materials, Inc.	12,450	203,931
[5]	Applied Micro Circuits Corp.	2,400	5,856
[5]	Broadcom Corp.	2,200	93,412
[5]	Freescale Semiconductor, Inc., Class B	3,865	92,296
	Intel Corp.	46,500	1,092,750
	KLA-Tencor Corp.	1,500	69,435
[5]	LSI Logic Corp.	2,960	24,006
	Linear Technology Corp.	2,350	78,043
	Maxim Integrated Products, Inc.	2,500	86,700
[5]	Micron Technology, Inc.	4,700	61,053
[5]	NVIDIA Corp.	1,325	44,454
	National Semiconductor Corp.	2,670	60,422
[5]	Novellus Systems, Inc.	1,000	21,860
[5]	PMC-Sierra, Inc.	1,300	9,230
[5]	Teradyne, Inc.	1,500	20,310
	Texas Instruments, Inc.	12,330	352,022
	Xilinx, Inc.	2,700	64,665

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,600,769

	SOFTWARE – 3.6%
	Adobe Systems, Inc.	3,700	119,325
[5]	Autodesk, Inc.	1,710	77,172
[5]	BMC Software, Inc.	1,650	32,323
[5]	Citrix Systems, Inc.	1,300	35,841
	Computer Associates International, Inc.	3,500	97,895
[5]	Compuware Corp.	2,900	23,461
[5]	Electronic Arts, Inc.	2,300	130,824
[5]	Intuit, Inc.	1,425	65,450
[5]	Mercury Interactive Corp.	700	24,353
	Microsoft Corp.	70,300	1,806,710
[5]	Novell, Inc.	2,925	22,289
[5]	Oracle Corp.	28,788	365,032
[5]	Parametric Technology Corp.	2,070	13,476
	Siebel Systems, Inc.	4,000	41,400
[5]	Symantec Corp.	9,176	218,848

	TOTAL SOFTWARE		$3,074,399

	SPECIALTY RETAIL – 2.2%
[5]	AutoNation, Inc.	1,350	$26,838
[5]	AutoZone, Inc.	440	35,596
[5]	Bed Bath & Beyond, Inc.	2,300	93,196
	Best Buy Co., Inc.	3,125	138,312
	Circuit City Stores, Inc.	1,250	22,238
	Gap (The), Inc.	4,395	75,946
	Home Depot, Inc.	16,292	668,624
	Limited, Inc.	2,718	54,387
	Lowe’s Cos., Inc.	5,950	361,581
[5]	Office Depot, Inc.	2,400	66,072
	Officemax, Inc.	675	18,914
	Radioshack Corp.	1,000	22,100
	Sherwin-Williams Co.	910	38,721
	Staples, Inc.	5,650	128,425
	TJX Cos., Inc.	3,540	76,216
	Tiffany & Co.	1,100	43,340

	TOTAL SPECIALTY RETAIL		$1,870,506

	TEXTILES, APPAREL & LUXURY GOODS – 0.4%
[5]	Coach, Inc.	2,900	93,322
	Jones Apparel Group, Inc.	850	23,188
	Liz Claiborne, Inc.	840	29,568
	Nike, Inc., Class B	1,450	121,873
	Reebok International Ltd.	370	21,109
	V.F. Corp.	675	35,269

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$324,329

	THRIFTS & MORTGAGE FINANCE – 1.6%
	Countrywide Financial Corp.	4,558	144,808
	Federal Home Loan Mortgage Corp.	5,225	320,554
	Federal National Mortgage Association	7,425	352,836
	Golden West Financial Corp.	2,000	117,460
	MGIC Investment Corp.	800	47,392
	Sovereign Bancorp, Inc.	2,800	60,396
	Washington Mutual Bank	7,595	300,762

	TOTAL THRIFTS & MORTGAGE FINANCE		$1,344,208

	TOBACCO – 1.6%
	Altria Group, Inc.	15,800	$1,185,790
	Loews Corp.	1,000	92,980
	Reynolds American, Inc.	700	59,500
	UST, Inc.	1,265	52,358

	TOTAL TOBACCO		$1,390,628

	TRADING COMPANIES & DISTRIBUTORS – 0.0%
	Grainger (W.W.), Inc.	605	40,523
	WIRELESS TELECOMMUNICATION SERVICES – 0.8%
	Alltel Corp.	2,960	183,106
	Sprint Nextel Corp.	22,364	521,305

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$704,411

TOTAL COMMON STOCKS (IDENTIFIED COST $69,577,433)			$83,871,278

MUTUAL FUNDS – 1.6%
[4]	MTB Prime Money Market Fund, Institutional Shares	1,337,440	1,337,440
	SSGA Money Market Fund	33	33

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$1,337,473

TOTAL INVESTMENTS – 99.8% (IDENTIFIED COST $70,914,906)			$85,208,751

OTHER ASSETS AND LIABILITIES – NET – 0.2%			$185,392

TOTAL NET ASSETS – 100%			$85,394,143

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Stock Fund

At October 31, 2005, the Fund’s industry classification1 was as follows:

STOCKS	Percentage of Total Net Assets

Oil, Gas & Consumable Fuels	8.8%
Pharmaceuticals	6.7%
Industrial Conglomerates	5.7%
Specialty Retail	5.4%
Diversified Financial Services	4.9%
Healthcare Equipment & Supplies	4.2%
Software	4.0%
Insurance	4.0%
Commercial Banks	3.7%
Communications Equipment	3.6%
Healthcare Providers & Services	3.5%
Biotechnology	3.4%
Computers & Peripherals	3.4%
Semiconductor Equipment & Products	3.2%
Capital Markets	3.1%
Food & Staples Retailing	2.7%
Energy Equipment & Services	2.4%
Hotels, Restaurants & Leisure	2.3%
Beverages	2.1%
Household Products	2.1%
Electrical Equipment	1.7%
Food Products	1.7%
Internet Software & Services	1.5%
Personal Products	1.5%
Tobacco	1.5%
Diversified Consumer Services	1.4%
Media	1.4%
Aerospace & Defense	1.3%
Air Freight & Logistics	1.2%
Building Products	1.1%
Thrifts & Mortgage Finance	1.0%
Construction & Engineering	1.0%
Metals & Mining	1.0%
Consumer Finance	1.0%
Road & Rail	0.8%
Internet & Catalog Retail	0.7%
Real Estate	0.4%
Other Assets & Liabilities -- Net[2]	0.6%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 99.4%
	AEROSPACE & DEFENSE – 1.3%
	Lockheed Martin Corp.	86,159	$5,217,789
	AIR FREIGHT & LOGISTICS – 1.2%
	United Parcel Service, Inc.	64,295	4,689,677
	BEVERAGES – 2.1%
	Coca-Cola Co.	97,700	4,179,606
	PepsiCo, Inc.	72,323	4,272,843

	TOTAL BEVERAGES		$8,452,449

	BIOTECHNOLOGY – 3.4%
[5]	Affymetrix, Inc.	68,400	3,107,412
[5]	Amgen, Inc.	80,168	6,073,528
[5]	Biogen Idec, Inc.	104,000	4,225,520

	TOTAL BIOTECHNOLOGY		$13,406,460

	BUILDING PRODUCTS – 1.1%
	Masco Corp.	158,825	4,526,512
	CAPITAL MARKETS – 3.1%
	Bank of New York Co., Inc.	105,489	3,300,751
	Lehman Brothers Holdings, Inc.	41,750	4,996,222
	Morgan Stanley	75,600	4,113,396

	TOTAL CAPITAL MARKETS		$12,410,369

	COMMERCIAL BANKS – 3.7%
	Bank of America Corp.	234,456	10,255,105
	Zions Bancorp	56,300	4,136,361

	TOTAL COMMERCIAL BANKS		$14,391,466

	COMMUNICATIONS EQUIPMENT – 3.6%
[5]	Cisco Systems, Inc.	337,308	5,886,025
	Harris Corp.	125,850	5,172,435
	Qualcomm, Inc.	74,687	2,969,555

	TOTAL COMMUNICATIONS EQUIPMENT		$14,028,015

	COMPUTERS & PERIPHERALS – 3.4%
[5]	Dell, Inc.	215,754	6,878,237
	IBM Corp.	78,303	6,411,450

	TOTAL COMPUTERS & PERIPHERALS		$13,289,687

	CONSTRUCTION & ENGINEERING – 1.0%
	Chicago Bridge & Iron Co., N.V.	181,600	4,049,680
	CONSUMER FINANCE – 1.0%
	Capital One Financial Corp.	49,690	3,793,831
	DIVERSIFIED CONSUMER SERVICES – 1.4%
[5]	Laureate Education, Inc.	111,950	5,530,330
	DIVERSIFIED FINANCIAL SERVICES – 4.9%
	CIT Group, Inc.	115,987	5,304,085
	Citigroup, Inc.	304,643	13,946,556

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$19,250,641

	ELECTRICAL EQUIPMENT – 1.7%
	Rockwell Automation, Inc.	124,700	$6,627,805
	ENERGY EQUIPMENT & SERVICES – 2.4%
	ENSCO International, Inc.	127,500	5,812,725
[5]	Nabors Industries Ltd.	50,958	3,497,247

	TOTAL ENERGY EQUIPMENT & SERVICES		$9,309,972

	FOOD & STAPLES RETAILING – 2.7%
	Sysco Corp.	187,650	5,987,912
	Wal-Mart Stores, Inc.	95,721	4,528,561

	TOTAL FOOD & STAPLES RETAILING		$10,516,473

	FOOD PRODUCTS – 1.7%
	General Mills, Inc.	77,216	3,726,444
	McCormick & Co., Inc.	93,600	2,835,144

	TOTAL FOOD PRODUCTS		$6,561,588

	HEALTHCARE EQUIPMENT & SUPPLIES – 4.2%
[5]	Kinetic Concepts, Inc.	86,700	3,112,530
	Medtronic, Inc.	73,603	4,170,346
	Varian Medical Systems, Inc.	97,800	4,455,768
[5]	Zimmer Holdings, Inc.	76,650	4,887,971

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$16,626,615

	HEALTHCARE PROVIDERS & SERVICES – 3.5%
[5]	Caremark Rx, Inc.	119,300	6,251,320
[5]	Express Scripts, Inc., Class A	49,744	3,751,195
[5]	PacifiCare Health Systems, Inc.	47,800	3,936,808

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$13,939,323

	HOTELS, RESTAURANTS & LEISURE – 2.3%
	Carnival Corp.	76,243	3,786,990
	Outback Steakhouse, Inc.	139,200	5,242,272

	TOTAL HOTELS, RESTAURANTS & LEISURE		$9,029,262

	HOUSEHOLD PRODUCTS – 2.1%
	Colgate-Palmolive Co.	73,523	3,893,778
	Procter & Gamble Co.	79,614	4,457,588

	TOTAL HOUSEHOLD PRODUCTS		$8,351,366

	INDUSTRIAL CONGLOMERATES – 5.7%
	3M Co.	70,725	5,373,686
	General Electric Co.	505,906	17,155,272

	TOTAL INDUSTRIAL CONGLOMERATES		$22,528,958

	INSURANCE – 4.0%
	Allstate Corp.	39,107	2,064,459
	American International Group, Inc.	148,432	9,618,394
	Cincinnati Financial Corp.	91,500	3,893,325

	TOTAL INSURANCE		$15,576,178

	INTERNET & CATALOG RETAIL – 0.7%
[5]	eBay, Inc.	69,000	$2,732,400
	INTERNET SOFTWARE & SERVICES – 1.5%
[5]	Verisign, Inc.	255,720	6,042,664
	MEDIA – 1.4%
[5]	Comcast Corp., Class A	195,349	5,436,563
	METALS & MINING – 1.0%
	Fording Canadian Coal Trust	112,150	3,797,399
	OIL, GAS & CONSUMABLE FUELS – 8.8%
	Burlington Resources, Inc.	57,600	4,159,872
	Chevron Corp.	183,663	10,481,647
	ConocoPhillips	97,300	6,361,474
	Exxon Mobil Corp.	242,742	13,627,536

	TOTAL OIL, GAS & CONSUMABLE FUELS		$34,630,529

	PERSONAL PRODUCTS – 1.5%
	Estee Lauder Cos., Inc., Class A	175,908	5,834,868
	PHARMACEUTICALS – 6.7%
	Johnson & Johnson	120,786	7,563,619
	Merck & Co., Inc.	70,535	1,990,498
	Novartis AG, ADR	103,205	5,554,493
	Pfizer, Inc.	262,854	5,714,446
	Wyeth	126,996	5,658,942

	TOTAL PHARMACEUTICALS		$26,481,998

	REAL ESTATE – 0.4%
	St. Joe Co.	24,882	1,640,968
	ROAD & RAIL – 0.8%
	Werner Enterprises, Inc.	175,764	3,149,691
	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.2%
	Intel Corp.	320,962	7,542,607
[5]	International Rectifier Corp.	169,922	5,027,992

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$12,570,599

	SOFTWARE – 4.0%
[5]	Electronic Arts, Inc.	67,531	$3,841,163
	Microsoft Corp.	305,601	7,853,946
[5]	Symantec Corp.	167,650	3,998,453

	TOTAL SOFTWARE		$15,693,562

	SPECIALTY RETAIL – 5.4%
[5]	CarMax, Inc.	135,063	3,629,143
	Home Depot, Inc.	70,677	2,900,584
	PetSmart, Inc.	264,900	6,225,150
	Ross Stores, Inc.	194,950	5,271,448
	Staples, Inc.	135,002	3,068,595

	TOTAL SPECIALTY RETAIL		$21,094,920

	THRIFTS & MORTGAGE FINANCE – 1.0%
	Federal Home Loan Mortgage Corp.	66,260	4,065,051
	TOBACCO – 1.5%
	Altria Group, Inc.	76,600	5,748,830

TOTAL COMMON STOCKS (IDENTIFIED COST $342,950,180)			$391,024,488

MUTUAL FUND – 0.0%
	SSGA Money Market Fund (AT NET ASSET VALUE)	101	$101

TOTAL INVESTMENTS – 99.4% (IDENTIFIED COST $342,950,281)			$391,024,589

OTHER ASSETS AND LIABILITIES – NET – 0.6%			$2,362,430

TOTAL NET ASSETS – 100%			$393,387,019

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund

At October 31, 2005, the Fund’s sector classifications1 were as follows:

EQUITIES	Percentage of Total Net Assets

Pharmaceuticals	8.8%
Oil, Gas & Consumable Fuels	8.5%
Industrial Conglomerates	7.9%
Communications Equipment	6.6%
Software	6.4%
Computers & Peripherals	5.6%
Household Products	5.2%
Biotechnology	5.0%
Healthcare Equipment & Supplies	4.6%
Energy Equipment & Services	4.4%
Specialty Retail	4.1%
Semiconductor Equipment & Products	3.8%
Food & Staples Retailing	3.7%
Beverages	3.7%
Healthcare Providers & Services	2.2%
Tobacco	2.0%
Food Products	1.9%
Machinery	1.8%
Multiline Retail	1.6%
Capital Markets	1.3%
Air Freight & Logistics	1.3%
Electrical Equipment	1.1%
Internet Software & Services	1.0%
Aerospace & Defense	1.0%
Electronic Equipment & Instruments	1.0%
Internet & Catalog Retail	1.0%
Personal Products	0.9%
Insurance	0.8%
Construction & Engineering	0.7%
Metals & Mining	0.6%
Commercial Banks	0.5%
Consumer Finance	0.5%
Hotel, Restaurants & Leisure	0.5%
Wireless Telecommunication Services	0.2%
Cash Equivalents[2]	0.1%
Other Assets & Liabilities -- Net[3]	(0.3)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investment in money market mutual funds and any investments in overnight repurchase agreements.

(3) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 100.2%
	AEROSPACE & DEFENSE – 1.0%
	United Technologies Corp.	9,500	$487,160
	AIR FREIGHT & LOGISTICS – 1.3%
	United Parcel Service, Inc.	9,000	656,460
	BEVERAGES – 3.7%
	Coca-Cola Co.	14,000	598,920
	PepsiCo, Inc.	20,500	1,211,140

	TOTAL BEVERAGES		$1,810,060

	BIOTECHNOLOGY – 5.0%
[5]	Affymetrix, Inc.	6,000	272,580
[5]	Amgen, Inc.	15,000	1,136,400
[5]	Biogen Idec, Inc.	13,000	528,190
[5]	Gilead Sciences, Inc.	11,000	519,750

	TOTAL BIOTECHNOLOGY		$2,456,920

	CAPITAL MARKETS – 1.3%
	Lehman Brothers Holdings, Inc.	5,500	658,185
	COMMERCIAL BANKS – 0.5%
	Zions Bancorp	3,600	264,492
	COMMUNICATIONS EQUIPMENT – 6.6%
[5]	Cisco Systems, Inc.	61,000	1,064,450
[5]	Corning, Inc.	32,000	642,880
	Harris Corp.	6,500	267,150
	Motorola, Inc.	24,000	531,840
	Qualcomm, Inc.	19,000	755,440

	TOTAL COMMUNICATIONS EQUIPMENT		$3,261,760

	COMPUTERS & PERIPHERALS – 5.6%
[5]	Apple Computer, Inc.	5,000	287,950
[5]	Dell, Inc.	24,000	765,120
	EMC Corp. Mass	34,000	474,640
	IBM Corp.	15,000	1,228,200

	TOTAL COMPUTERS & PERIPHERALS		$2,755,910

	CONSTRUCTION & ENGINEERING – 0.7%
	Chicago Bridge & Iron Co., N.V.	16,000	356,800
	CONSUMER FINANCE – 0.5%
	Capital One Financial Corp.	3,300	251,955
	ELECTRICAL EQUIPMENT – 1.1%
	Rockwell Automation, Inc.	10,000	531,500
	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.0%
[5]	Jabil Circuit, Inc.	16,000	477,600
	ENERGY EQUIPMENT & SERVICES – 4.4%
	ENSCO International, Inc.	10,500	478,695
[5]	Nabors Industries Ltd.	9,300	638,259
	Schlumberger Ltd.	5,000	453,850
[5]	Weatherford International Ltd.	10,000	$626,000

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,196,804

	FOOD & STAPLES RETAILING – 3.7%
	Sysco Corp.	13,500	430,785
	Wal-Mart Stores, Inc.	29,500	1,395,645

	TOTAL FOOD & STAPLES RETAILING		$1,826,430

	FOOD PRODUCTS – 1.9%
	General Mills, Inc.	8,500	410,210
	McCormick & Co., Inc.	18,000	545,220

	TOTAL FOOD PRODUCTS		$955,430

	HEALTHCARE EQUIPMENT & SUPPLIES – 4.6%
[5]	Kinetic Concepts, Inc.	11,400	409,260
	Medtronic, Inc.	13,500	764,910
	Varian Medical Systems, Inc.	12,000	546,720
[5]	Zimmer Holdings, Inc.	8,500	542,045

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,262,935

	HEALTHCARE PROVIDERS & SERVICES – 2.2%
[5]	Express Scripts, Inc., Class A	6,000	452,460
[5]	PacifiCare Health Systems, Inc.	8,000	658,880

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$1,111,340

	HOTELS RESTAURANTS & LEISURE – 0.5%
	Outback Steakhouse, Inc.	6,000	225,960
	HOUSEHOLD PRODUCTS – 5.2%
	Colgate-Palmolive Co.	10,000	529,600
	Procter & Gamble Co.	37,000	2,071,630

	TOTAL HOUSEHOLD PRODUCTS		$2,601,230

	INDUSTRIAL CONGLOMERATES – 7.9%
	3M Co.	9,000	683,820
	General Electric Co.	95,500	3,238,405

	TOTAL INDUSTRIAL CONGLOMERATES		$3,922,225

	INSURANCE – 0.8%
	American International Group, Inc.	6,500	421,200
	INTERNET & CATALOG RETAIL – 1.0%
[5]	eBay, Inc.	12,000	475,200
	INTERNET SOFTWARE & SERVICES – 1.0%
[5]	Verisign, Inc.	21,000	496,230
	MACHINERY – 1.8%
	Caterpillar, Inc.	9,000	473,310
	Graco, Inc.	13,000	445,510

	TOTAL MACHINERY		$918,820

	METALS & MINING – 0.6%
	Fording Canadian Coal Trust	8,700	294,582
	MULTILINE RETAIL – 1.6%
	Target Corp.	14,500	807,505
	OIL, GAS & CONSUMABLE FUELS – 8.5%
	Burlington Resources, Inc.	6,300	$454,986
	CONSOL Energy, Inc.	1,700	103,530
	Exxon Mobil Corp.	56,000	3,143,840
	Peabody Energy Corp.	3,000	234,480
	XTO Energy, Inc.	6,000	260,760

	TOTAL OIL, GAS & CONSUMABLE FUELS		$4,197,596

	PERSONAL PRODUCTS – 0.9%
	Estee Lauder Cos., Inc., Class A	13,500	447,795
	PHARMACEUTICALS – 8.8%
	Abbott Laboratories	16,500	710,325
	Johnson & Johnson	26,000	1,628,120
	Novartis AG, ADR	13,000	699,660
	Pfizer, Inc.	24,500	532,630
	Wyeth	17,000	757,520

	TOTAL PHARMACEUTICALS		$4,328,255

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.8%
	Intel Corp.	61,000	1,433,500
[5]	International Rectifier Corp.	8,000	236,720
	Texas Instruments, Inc.	7,500	214,125

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,884,345

	SOFTWARE – 6.4%
[5]	Electronic Arts, Inc.	6,500	369,720
	Microsoft Corp.	90,000	2,313,000
[5]	Oracle Corp.	37,500	475,500

	TOTAL SOFTWARE		$3,158,220

	SPECIALTY RETAIL – 4.1%
	Home Depot, Inc.	25,500	$1,046,520
	Lowe's Cos., Inc.	7,500	455,775
	PetSmart, Inc.	22,500	528,750

	TOTAL SPECIALTY RETAIL		$2,031,045

	TOBACCO – 2.0%
	Altria Group, Inc.	13,000	975,651
	WIRELESS TELECOMMUNICATION SERVICES – 0.2%
	Sprint Nextel Corp.	5,323	124,079

TOTAL COMMON STOCKS (IDENTIFIED COST $47,911,616)			$49,631,679

4MUTUAL FUND – 0.1%
	MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	60,587	$60,587

TOTAL INVESTMENTS – 100.3% (IDENTIFIED COST $47,972,204)			$49,692,266

OTHER ASSETS AND LIABILITIES – NET – (0.3)%			$(138,636)

TOTAL NET ASSETS – 100%			$49,553,630

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Multi Cap Growth Fund

At October 31, 2005, the Fund’s industry classification1 was as follows:

STOCKS	Percentage of Total Net Assets

Pharmaceuticals	6.1%
Specialty Retail	5.8%
Oil & Gas	5.6%
Industrial Conglomerates	5.3%
Communications Equipment	5.2%
Energy Equipment & Services	5.2%
Software	5.1%
Biotechnology	5.1%
Healthcare Equipment & Supplies	4.2%
Computers & Peripherals	4.1%
Healthcare Providers & Services	3.9%
Semiconductor Equipment & Products	3.5%
Household Products	3.4%
Metals & Mining	2.7%
Food & Staples Retailing	2.6%
Beverages	2.4%
Machinery	2.2%
Oil, Gas & Consumable Fuels	1.9%
Construction & Engineering	1.8%
Diversified Financial Services	1.8%
Capital Markets	1.6%
Electronic Equipment & Instruments	1.5%
Food Products	1.5%
Hotels, Restaurants & Leisure	1.3%
Tobacco	1.3%
Electrical Equipment	1.2%
Air Freight & Logistics	1.2%
Commercial Banks	1.2%
Commercial Services & Supplies	1.1%
Internet Software & Services	1.1%
Insurance	1.1%
Multiline Retail	1.0%
Household Durables	0.7%
Trading Companies & Distributors	0.7%
Aerospace & Defense	0.7%
Consumer Finance	0.6%
Personal Products	0.6%
Internet & Catalog Retail	0.6%
Gas Utilities	0.3%
Information Technology Services	0.3%
Building Products	0.3%
Media	0.3%
Diversified Telecommunication Services	0.3%
Real Estate	0.2%
Thrifts & Mortgage Finance	0.1%
Road & Rail	0.1%
Construction Materials	0.1%
Cash Equivalents[2]	1.1%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 98.9%
	AEROSPACE & DEFENSE – 0.7%
	United Technologies Corp.	9,000	$461,520
	AIR FREIGHT & LOGISTICS – 1.2%
	C.H. Robinson Worldwide	6,600	232,716
	United Parcel Service, Inc.	8,300	605,402

	TOTAL AIR FREIGHT & LOGISTICS		$838,118

	BEVERAGES – 2.4%
	Coca-Cola Co.	12,500	534,750
	PepsiCo, Inc.	18,500	1,092,980
[5]	The Boston Beer Co., Inc.	2,200	56,320

	TOTAL BEVERAGES		$1,684,050

	BIOTECHNOLOGY – 5.1%
[5]	Affymetrix, Inc.	8,600	390,698
[5]	Amgen, Inc.	13,500	1,022,760
[5]	Amylin Pharmaceuticals, Inc.	600	20,160
[5]	Biogen Idec, Inc.	17,675	718,135
[5]	Calypte Biomedical Corp.	2,066,667	354,706
[5]	Digene Corp.	2,550	77,010
[5]	Gilead Sciences, Inc.	14,880	703,080
[5]	Halozyme Therapeutics, Inc.	38,500	69,300
[5]	Indevus Pharmaceuticals, Inc.	4,200	18,354
[5]	Medarex, Inc.	3,000	26,220
[5]	Nektar Therapeutics	600	9,036
[5]	Nuvelo, Inc.	8,400	70,560
[5]	Protein Design Laboratories, Inc.	3,600	100,872

	TOTAL BIOTECHNOLOGY		$3,580,891

	BUILDING PRODUCTS – 0.3%
	Masco Corp.	7,200	$205,200
	CAPITAL MARKETS – 1.6%
[5]	Affiliated Managers Group	3,900	299,325
	Legg Mason, Inc.	2,200	236,082
	Lehman Brothers Holding, Inc.	4,700	562,449

	TOTAL CAPITAL MARKETS		$1,097,856

	COMMERCIAL BANKS – 1.2%
	Columbia Bancorp	1,370	55,403
	Placer Sierra Bancshares	3,288	88,513
	UCBH Holdings, Inc.	12,200	212,280
	Zions Bancorp	6,460	474,616

	TOTAL COMMERCIAL BANKS		$830,812

	COMMERCIAL SERVICES & SUPPLIES – 1.1%
[5]	Education Management Corp.	8,030	247,645
[5]	Laureate Education, Inc.	6,950	343,330
[5]	Waste Connections, Inc.	6,300	210,231

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$801,206

	COMMUNICATIONS EQUIPMENT – 5.2%
[5]	Arris Group, Inc.	2,500	20,675
[5]	Cisco Systems, Inc.	55,000	959,750
[5]	Corning, Inc.	29,000	582,610
[5]	Extreme Networks, Inc.	4,900	23,667
[5]	F5 Networks, Inc.	3,300	171,699
[5]	Foundry Networks, Inc.	1,700	20,281
	Harris Corp.	13,100	538,410
	Motorola, Inc.	22,000	487,520
[5]	Netgear, Inc.	2,400	46,920
[5]	Packeteer, Inc.	4,000	31,560
[5]	PC-Tel, Inc.	2,900	26,825
[5]	Redback Networks, Inc.	2,500	26,275
	Qualcomm, Inc.	17,000	675,920
[5]	Sonus Networks, Inc.	4,600	20,056
[5]	Stratex Networks, Inc.	2,800	7,168
[5]	Tellabs, Inc.	3,500	33,460

	TOTAL COMMUNICATIONS EQUIPMENT		$3,672,796

	COMPUTERS & PERIPHERALS – 4.1%
[5]	Apple Computer	4,500	259,155
[5]	Dell, Inc.	22,000	701,360
[5]	EMC Corp. Mass	31,000	432,760
[5]	Electronics for Imaging, Inc.	11,000	276,210
	IBM Corp.	14,000	1,146,320
[5]	On Track Innovations Ltd.	5,500	71,830

	TOTAL COMPUTERS & PERIPHERALS		$2,887,635

	CONSTRUCTION & ENGINEERING – 1.8%
[5]	Baker Michael Corp.	4,100	106,805
	Chicago Bridge & Iron Co., NV	29,936	667,573
[5]	Foster Wheeler Ltd.	4,900	138,572
[5]	McDermott International, Inc.	4,200	152,586
[5]	Shaw Group, Inc.	6,100	163,480
[5]	Washington Group International, Inc.	1,200	59,640

	TOTAL CONSTRUCTION & ENGINEERING		$1,288,656

	CONSTRUCTION MATERIALS – 0.1%
	Florida Rock Industries, Inc.	1,400	79,660
	CONSUMER FINANCE – 0.6%
	Capital One Financial Corp.	5,700	435,195
	DIVERSIFIED FINANCIAL SERVICES – 1.8%
	CIT Group, Inc.	4,300	196,639
[5]	CapitalSource, Inc.	11,100	244,200
	iShares Russell 2000 Growth Index Fund	2,500	164,250
	iShares S&P MidCap 400/BARRA Growth Index Fund	9,100	642,369

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,247,458

	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%
	Alaska Communications System, Inc.	4,400	48,356
[5]	Archipelago Holdings, Inc.	800	38,400
	Sprint Nextel Corp.	4,700	109,557

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$196,313

	ELECTRICAL EQUIPMENT – 1.2%
[5]	Electric City Corp.	96,600	$67,620
	Rockwell Automation, Inc.	15,000	797,250

	TOTAL ELECTRICAL EQUIPMENT		$864,870

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.5%
[5]	Benchmark Electronics, Inc.	700	19,663
	CDW Corp.	6,300	355,005
[5]	FLIR Systems, Inc.	1,300	27,248
[5]	Gerber Scientific, Inc.	3,000	23,730
[5]	Global Industries, Inc.	9,900	125,829
[5]	Jabil Circuit, Inc.	14,500	432,825
[5]	Rogers Corp.	500	18,675
[5]	Spatialight, Inc.	18,100	80,364

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$1,083,339

	ENERGY EQUIPMENT & SERVICES – 5.2%
[5]	Cal Dive International, Inc.	2,300	141,542
	ENSCO International, Inc.	14,900	679,291
[5]	Grant Prideco, Inc.	6,400	248,896
[5]	Grey Wolf, Inc.	15,200	116,736
[5]	Nabors Industries Ltd.	12,600	864,738
[5]	Rowan Companies, Inc.	2,400	79,176
	Schlumberger Ltd.	4,000	363,080
[5]	Stolt Offshore SA	11,400	118,104
	Tidewater, Inc.	2,000	91,920
[5]	Todco	3,100	138,725
[5]	Weatherford International Ltd.	12,800	801,280

	TOTAL ENERGY EQUIPMENT & SERVICES		$3,643,488

	FOOD & STAPLES RETAILING – 2.6%
	Sysco Corp.	12,500	398,875
	Wal-Mart Stores, Inc.	26,500	1,253,715
	Whole Foods Market, Inc.	1,379	198,755

	TOTAL FOOD & STAPLES RETAILING		$1,851,345

	FOOD PRODUCTS – 1.5%
	General Mills, Inc.	7,500	361,950
	McCormick Co., Inc.	22,000	666,380

	TOTAL FOOD PRODUCTS		$1,028,330

	GAS UTILITIES – 0.3%
	Questar, Inc.	2,900	228,375
	HEALTHCARE EQUIPMENT & SUPPLIES – 4.2%
[5]	American Medical Systems Holdings, Inc.	1,600	26,160
[5]	Candela Corp.	2,100	19,635
[5]	Cytyc Corp.	11,700	$296,595
[5]	Kinetic Concepts, Inc.	11,700	420,030
[5]	Laserscope	1,300	35,113
	Medtronic, Inc.	12,500	708,250
[5]	Syneron Medical Ltd.	2,200	79,068
[5]	Varian Medical Systems, Inc.	19,263	877,622
[5]	Zimmer Holdings, Inc.	8,000	510,160

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,972,633

	HEALTHCARE PROVIDERS & SERVICES – 3.9%
[5]	Amedisys, Inc.	1,300	49,673
[5]	Amicas, Inc.	3,900	17,121
[5]	Amsurg Corp.	9,600	228,000
[5]	Cerner Corp.	2,200	185,790
	Computer Programs Systems, Inc.	700	25,830
	Cooper Cos., Inc.	700	48,188
[5]	Emageon, Inc.	2,700	35,397
[5]	Express Scripts, Inc., Class A	8,200	618,362
[5]	LifePoint Hospitals, Inc.	700	27,370
[5]	Matria Healthcare, Inc.	600	20,118
[5]	Pacificare Health Systems	7,000	576,520
[5]	Pediatrix Medical Group	4,100	315,946
[5]	Psychiatric Solutions, Inc.	6,500	355,550
[5]	Sierra Health Services, Inc.	400	30,000
[5]	United Surgical Partners International, Inc.	6,925	248,261

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$2,782,126

	HOTELS, RESTAURANTS & LEISURE – 1.3%
[5]	Benihana, Inc., Class A	5,465	103,780
	Brinker International, Inc.	2,900	110,548
[5]	Mikohn Gaming Corp.	4,000	41,960
	Outback Steakhouse, Inc.	5,500	207,130
	Royal Caribbean Cruises Ltd.	4,600	190,624
[5]	Shuffle Master, Inc.	11,350	287,836

	TOTAL HOTELS, RESTAURANTS & LEISURE		$941,878

	HOUSEHOLD DURABLES – 0.7%
	Harman International Industries, Inc.	3,500	349,510
[5]	Toll Brothers, Inc.	3,550	131,031

	TOTAL HOUSEHOLD DURABLES		$480,541

	HOUSEHOLD PRODUCTS – 3.4%
	Colgate-Palmolive Co.	9,200	487,232
	Procter & Gamble Co.	34,000	1,903,660

	TOTAL HOUSEHOLD PRODUCTS		$2,390,892

	IT SERVICES – 0.3%
[5]	Cognizant Technology Solutions Corp.	5,000	219,900
	INDUSTRIAL CONGLOMERATES – 5.3%
	3M Co.	8,000	607,840
	General Electric Co.	88,000	2,984,080
	Walter Industries, Inc.	3,600	164,412

	TOTAL INDUSTRIAL CONGLOMERATES		$3,756,332

	INSURANCE – 1.1%
	American International Group, Inc.	6,000	388,800
	HCC Insurance Holdings, Inc.	3,700	111,000
[5]	Navigators Group, Inc.	600	23,280
	State Auto Financial Corp.	7,200	237,168

	TOTAL INSURANCE		$760,248

	INTERNET & CATALOG RETAIL – 0.6%
[5]	eBay, Inc.	10,700	423,720
	INTERNET SOFTWARE & SERVICES – 1.1%
[5]	CNET Networks, Inc.	1,700	23,103
[5]	Digitas, Inc.	2,900	31,320
[5]	Openwave Systems, Inc.	1,200	21,444
[5]	Verisign, Inc.	30,100	711,263

	TOTAL INTERNET SOFTWARE & SERVICES		$787,130

	MACHINERY – 2.2%
[5]	Astec Industries, Inc.	1,700	48,212
	Caterpillar, Inc.	8,000	420,720
	Graco, Inc.	19,800	678,546
	Greenbrier Cos., Inc.	1,400	38,570
	Harsco Corp.	5,750	369,438

	TOTAL MACHINERY		$1,555,486

	MEDIA – 0.3%
[5]	XM Satellite Radio Holdings, Inc., Class A	7,000	201,810
	METALS & MINING – 2.7%
[5]	Birch Mountain Resources Ltd.	2,100	10,332
[5]	Chaparral Steel Co.	2,400	59,952
	Cleveland Cliffs, Inc.	4,200	342,468
	Fording Canadian Coal Trust	17,300	585,778
	Foundation Coal Holdings, Inc.	3,800	142,500
	Mesabi Trust	3,800	61,826
[5]	Oregon Steel Mills, Inc.	4,800	121,872
	Peabody Energy Corp.	7,500	586,200
	Reliance Steel & Aluminum Co.	400	22,808

	TOTAL METALS & MINING		$1,933,736

	MULTILINE RETAIL – 1.0%
	Target Corp.	13,200	735,108
	OIL & GAS – 5.6%
[5]	ATP Oil & Gas Corp.	1,400	44,422
[5]	Comstock Resources, Inc.	2,900	87,319
	Exxon Mobil Corp.	51,500	2,891,210
[5]	Interoil Corp.	1,900	36,537
[5]	Petrohawk Energy Corp.	9,000	111,240
[5]	Southwestern Energy Co.	600	43,524
	Tesoro Petroleum Corp.	2,500	152,875
[5]	Ultra Petroleum Corp.	800	41,992
	XTO Energy, Inc.	12,900	560,634

	TOTAL OIL & GAS		$3,969,753

	OIL, GAS & CONSUMABLE FUELS – 1.9%
[5]	Alpha Natural Resources, Inc.	3,900	92,625
	Burlington Resources, Inc.	5,800	418,876
	CONSOL Energy, Inc.	6,248	380,503
	Frontier Oil Corp.	3,300	121,704
[5]	James River Coal Co.	2,900	124,004
[5]	KFX, Inc.	2,300	33,511
[5]	Opti Canada, Inc.	2,700	83,828
	Range Resources Corp.	700	24,983
	UTS Energy Corp.	14,500	54,229

	TOTAL OIL, GAS & CONSUMABLE FUELS		$1,334,263

	PERSONAL PRODUCTS – 0.6%
	Estee Lauder Cos., Inc., Class A	12,000	398,040
[5]	USANA, Inc.	700	30,814

	TOTAL PERSONAL PRODUCTS		$428,854

	PHARMACEUTICALS – 6.1%
	Abbott Laboratories	15,000	645,750
[5]	Connetics Corp.	1,300	16,952
	Johnson & Johnson	24,000	1,502,880
[5]	MGI Pharma, Inc.	2,400	45,024
	Novartis AG	11,700	629,694
	Pfizer, Inc.	22,300	484,802
[5]	Pozen Inc.	4,100	39,975
[5]	Sepracor, Inc.	5,008	281,700
	Wyeth	15,500	690,680

	TOTAL PHARMACEUTICALS		$4,337,457

	REAL ESTATE – 0.2%
	St. Joe Co.	2,200	145,090
	ROAD & RAIL – 0.1%
	J.B. Hunt Transport Services, Inc.	4,200	81,522
	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.5%
[5]	Ade Corp.	1,100	22,440
[5]	Axcelis Technologies, Inc.	4,400	19,140
[5]	Cypress Semiconductor Corp.	3,100	42,160
[5]	Genesis Micropchip, Inc.	2,700	51,948
	Intel Corp.	56,000	1,316,000
[5]	International Rectifier Corp.	14,200	420,178
	Intersil Corp.	600	13,656
[5]	Kulicke & Soffa Industries, Inc.	3,300	20,691
[5]	Lam Research Corp.	4,300	145,082
	Microchip Technology, Inc.	6,300	190,071
[5]	ON Semiconductor Corp.	7,300	33,872
[5]	Silicon Image, Inc.	2,200	20,196
	Texas Instruments, Inc.	7,000	199,850

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,495,284

	SOFTWARE – 5.1%
[5]	Ansys, Inc.	3,400	126,684
[5]	Cadence Design Systems, Inc.	9,900	158,202
[5]	Electronic Arts, Inc.	9,700	551,736
[5]	Intervoice Brite, Inc.	2,000	18,640
[5]	McAfee Inc.	600	18,018
	Microsoft Corp.	82,000	2,107,400
[5]	Oracle Corp.	34,000	431,120
[5]	Quest Software, Inc.	1,800	25,038
[5]	Salesforce Company, Inc.	800	19,992
[5]	Symantec Corp.	6,800	162,180

	TOTAL SOFTWARE		$3,619,010

	SPECIALTY RETAIL – 5.8%
[5]	CarMax, Inc.	8,100	217,647
[5]	Chicos Fas, Inc.	8,900	351,906
[5]	Dress Barn, Inc.	1,300	34,541
[5]	GameStop Corp.	3,650	129,502
	Home Depot, Inc.	23,200	952,128
	Lowe’s Cos., Inc.	7,000	425,390
	Michaels Stores, Inc.	11,200	370,496
[5]	Pacific Sunwear of California	11,500	287,730
	PetSmart, Inc.	20,500	481,750
	Ross Stores, Inc.	12,300	332,592
[5]	Urban Outfitters, Inc.	10,000	283,300
[5]	Williams-Sonoma, Inc.	6,900	269,859

	TOTAL SPECIALTY RETAIL		$4,136,841

	THRIFTS & MORTGAGE FINANCE – 0.1%
	Commercial Capital Bancorp, Inc.	5,700	91,542
	TOBACCO – 1.3%
	Altria Group, Inc.	12,000	900,600
	TRADING COMPANIES & DISTRIBUTORS – 0.7%
	Fastenal Co.	3,300	231,429
[5]	United Rentals, Inc.	11,800	230,926

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$462,355

	WIRELESS TELECOMMUNICATION SERVICES – 0.0%
[5]	Wireless Facilities, Inc.	3,800	25,422

TOTAL COMMON STOCKS (IDENTIFIED COST $66,587,888)			$69,976,646

4MUTUAL FUNDS – 1.1%
	MTB Money Market Fund	716	$716
	MTB Prime Money Fund, Institutional Shares	772,363	772,363

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$773,079

TOTAL INVESTMENTS – 100.0% (IDENTIFIED COST $67,360,967)			$70,749,725

OTHER ASSETS AND LIABILITIES – NET – (0.0)%			$(4,915)

TOTAL NET ASSETS – 100%			$70,744,810

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Stock Fund

At October 31, 2005, the Fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Net Assets

Specialty Retail	6.6%
Oil & Gas	5.9%
Diversified Financial Services	5.2%
Healthcare Providers & Services	5.2%
Electric Utilities	5.0%
Insurance	5.0%
Commercial Banks	4.1%
Machinery	4.1%
Household Durables	3.7%
Metals & Mining	3.2%
Capital Markets	2.9%
Energy Equipment & Services	2.5%
Software	2.5%
Biotechnology	2.4%
Food & Staples Retailing	2.3%
Information Technology Services	2.2%
Commercial Services & Supplies	2.1%
Hotels, Restaurants & Leisure	2.1%
Chemicals	1.9%
Auto Components	1.8%
Healthcare Equipment & Supplies	1.8%
Food Products	1.6%
Multiline Retail	1.6%
Semiconductor Equipment & Products	1.5%
Computers & Peripherals	1.3%
Diversified Telecommunication Services	1.3%
Electronic Equipment & Instruments	1.3%
Communications Equipment	1.2%
Paper & Forest Products	1.2%
Trading Companies & Distributors	1.2%
Leisure Equipment & Products	1.1%
Textiles, Apparel & Luxury Goods	1.0%
Gas Utilities	0.9%
Aerospace & Defense	0.8%
Electrical Equipment	0.8%
Pharmaceuticals	0.8%
Real Estate	0.8%
Beverages	0.7%
Construction & Engineering	0.7%
Internet Software & Services	0.7%
Air Freight & Logistics	0.6%
Building Products	0.6%
Consumer Finance	0.6%
Airlines	0.5%
Media	0.5%
Thrifts & Mortgage Finance	0.5%
Oil, Gas & Consumable Fuels	0.4%
Containers & Packaging	0.3%
Industrial Conglomerates	0.3%
Tobacco	0.3%
Utilities	0.3%
Road & Rail	0.2%
Diversified Consumer Services	0.1%
Cash Equivalents[2]	1.8%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 98.2%
	AEROSPACE & DEFENSE – 0.8%
	Goodrich (B.F.) Co.	30,600	$1,103,742
	AIR FREIGHT & LOGISTICS – 0.6%
	C.H. Robinson Worldwide, Inc.	26,800	944,968
	AIRLINES – 0.5%
[5]	Alaska Air Group, Inc.	13,700	431,961
[5]	ExpressJet Holdings, Inc.	35,700	320,943

	TOTAL AIRLINES		$752,904

	AUTO COMPONENTS – 1.8%
	Autoliv, Inc.	20,500	880,680
	Bandag, Inc.	9,200	391,000
	Dana Corp.	55,000	413,050
[5]	Goodyear Tire and Rubber Co.	56,600	885,224

	TOTAL AUTO COMPONENTS		$2,569,954

	BEVERAGES – 0.7%
	PepsiAmericas, Inc.	45,700	1,065,724
	BIOTECHNOLOGY – 2.4%
[5]	Affymetrix, Inc.	14,400	654,192
	Applera Corp.	22,000	533,940
[5]	Biogen Idec, Inc.	22,945	932,255
[5]	Gilead Sciences, Inc.	19,950	942,638
[5]	Protein Design Laboratories, Inc.	14,400	403,488

	TOTAL BIOTECHNOLOGY		$3,466,513

	BUILDING PRODUCTS – 0.6%
	Masco Corp.	29,700	846,450
	CAPITAL MARKETS – 2.9%
[5]	Affiliated Managers Group, Inc.	15,700	1,204,975
	Bear Stearns Cos., Inc.	10,100	1,068,580
	Edwards (AG), Inc.	24,100	1,019,912
	Legg Mason, Inc.	9,000	965,790

	TOTAL CAPITAL MARKETS		$4,259,257

	CHEMICALS – 1.9%
	Eastman Chemical Co.	18,100	954,956
	Chemtura Corp.	75,300	805,710
	PPG Industries, Inc.	15,600	935,532

	TOTAL CHEMICALS		$2,696,198

	COMMERCIAL BANKS – 4.1%
	Comerica, Inc.	20,300	1,172,934
	Commerce Bancshares, Inc.	9,300	494,109
	Huntington Bancshares, Inc.	43,300	1,007,158
	KeyCorp	36,800	1,186,432
	Popular, Inc.	16,500	334,290
	UCBH Holdings, Inc.	50,000	870,000
	Zions Bancorp	12,700	933,069

	TOTAL COMMERCIAL BANKS		$5,997,992

	COMMERCIAL SERVICES & SUPPLIES – 2.1%
[5]	Education Management Corp.	27,496	847,977
[5]	Laureate Education, Inc.	28,500	1,407,900
[5]	Waste Connections, Inc.	25,800	860,946

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,116,823

	COMMUNICATIONS EQUIPMENT – 1.2%
[5]	F5 Networks, Inc.	9,400	489,082
	Harris Corp.	30,000	1,233,000

	TOTAL COMMUNICATIONS EQUIPMENT		$1,722,082

	COMPUTERS & PERIPHERALS – 1.3%
[5]	Electronics for Imaging, Inc.	41,900	1,052,109
[5]	Western Digital Corp.	66,100	799,810

	TOTAL COMPUTERS & PERIPHERALS		$1,851,919

	CONSTRUCTION & ENGINEERING – 0.7%
	Chicago Bridge & Iron Co., NV	44,160	984,768
	CONSUMER FINANCE – 0.6%
	Capital One Financial Corp.	11,100	847,485
	CONTAINERS & PACKAGING – 0.3%
	Silgan Holdings, Inc.	13,400	431,078
	DIVERSIFIED CONSUMER SERVICES – 0.1%
	Pre-Paid Legal Services, Inc.	4,500	192,600
	DIVERSIFIED FINANCIAL SERVICES – 5.2%
	CIT Group, Inc.	41,900	1,916,087
[5]	CapitalSource, Inc.	44,690	983,180
	iShares S&P 400/BARRA Growth Index Fund	29,000	2,047,110
	Loews Corp.	14,700	1,366,806
	Principal Financial Group	26,500	1,315,195

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,628,378

	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.3%
	AT&T Corp.	47,800	945,484
	CenturyTel, Inc.	27,800	909,894

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,855,378

	ELECTRIC UTILITIES – 5.0%
	American Electric Power Co., Inc.	36,500	1,385,540
	Cleco Corp.	23,200	491,840
	Edison International	18,700	818,312
[5]	El Paso Electric Co.	37,000	801,050
	PNM Resources, Inc.	34,200	866,970
	Pinnacle West Capital Corp.	21,800	910,368
	Puget Energy, Inc.	40,300	864,032
	Xcel Energy, Inc.	66,000	1,209,780

	TOTAL ELECTRIC UTILITIES		$7,347,892

	ELECTRICAL EQUIPMENT – 0.8%
	Rockwell Automation, Inc.	22,400	1,190,560
	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.3%
	CDW Corp.	25,400	1,431,290
[5]	Ingram Micro, Inc., Class A	21,700	392,770

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$1,824,060

	ENERGY EQUIPMENT & SERVICES – 2.5%
	Ensco International, Inc.	19,500	889,005
[5]	Grant Prideco, Inc.	16,800	653,352
[5]	Nabors Industries Ltd.	16,600	1,139,258
[5]	Weatherford International Ltd.	15,500	970,300

	TOTAL ENERGY EQUIPMENT & SERVICES		$3,651,915

	FOOD & STAPLES RETAILING – 2.3%
	Albertsons, Inc.	32,100	806,031
	Longs Drug Stores Corp.	21,300	888,423
	SUPERVALU, Inc.	29,100	914,613
	Whole Foods Market, Inc.	5,432	782,914

	TOTAL FOOD & STAPLES RETAILING		$3,391,981

	FOOD PRODUCTS – 1.6%
	Archer-Daniels-Midland Co.	48,700	1,186,819
	McCormick & Co., Inc.	22,100	669,409
	Tyson Foods, Inc., Class A	27,100	482,380

	TOTAL FOOD PRODUCTS		$2,338,608

	GAS UTILITIES – 0.9%
	Questar Corp.	11,500	905,625
	WGL Holdings, Inc.	14,900	463,092

	TOTAL GAS UTILITIES		$1,368,717

	HEALTHCARE EQUIPMENT & SUPPLIES – 1.8%
[5]	Cytyc Corp.	48,100	1,219,335
[5]	Varian Medical Systems, Inc.	31,302	1,426,119

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,645,454

	HEALTHCARE PROVIDERS & SERVICES – 5.2%
[5]	Amsurg Corp.	29,300	695,875
	CIGNA Corp.	13,600	1,575,832
[5]	Cerner Corp.	6,700	565,815
[5]	Express Scripts, Inc., Class A	12,200	920,002
[5]	Pediatrix Medical Group	12,400	955,544
[5]	Psychiatric Solutions, Inc.	20,500	1,121,350
[5]	United Surgical Partners International, Inc.	26,275	941,959
	Universal Health Services, Inc., Class B	15,600	735,384

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$7,511,761

	HOTELS, RESTAURANTS & LEISURE – 2.1%
	Brinker International, Inc.	11,600	442,192
	Darden Restaurants, Inc.	13,500	437,670
[5]	MeriStar Hospitality Corp.	57,300	496,791
	Royal Caribbean Cruises Ltd.	19,000	787,360
[5]	Shuffle Master, Inc.	36,400	923,104

	TOTAL HOTELS, RESTAURANTS & LEISURE		$3,087,117

	HOUSEHOLD DURABLES – 3.7%
	Blyth Industries, Inc.	12,700	231,648
	Harman International Industries, Inc.	14,350	1,432,991
	Maytag Corp.	22,600	389,172
[5]	NVR, Inc.	900	616,950
	Stanley Works	20,700	992,151
[5]	Toll Brothers, Inc.	14,650	540,731
	Whirlpool Corp.	15,100	1,185,350

	TOTAL HOUSEHOLD DURABLES		$5,388,993

	IT SERVICES – 2.2%
[5]	Cognizant Technology Solutions	15,300	672,894
[5]	Computer Sciences Corp.	24,608	1,261,160
	Sabre Group Holdings, Inc.	54,700	1,068,291
[5]	Unisys Corp.	33,000	168,630

	TOTAL IT SERVICES		$3,170,975

	INDUSTRIAL CONGLOMERATES – 0.3%
	Tredegar Industries, Inc.	34,000	428,060
	INSURANCE – 5.0%
	Cincinnati Financial Corp.	24,465	1,040,986
	HCC Insurance Holdings, Inc.	12,300	369,000
	Jefferson Pilot Corp.	20,600	1,130,528
	Lincoln National Corp.	21,500	1,088,115
	Nationwide Financial Services, Inc., Class A	27,000	1,090,530
	Safeco Corp.	21,000	1,169,700
	State Auto Financial Corp.	24,300	800,442
	Unitrin, Inc.	13,200	607,200

	TOTAL INSURANCE		$7,296,501

	INTERNET SOFTWARE & SERVICES – 0.7%
[5]	Verisign, Inc.	45,500	1,075,165
	LEISURE EQUIPMENT & PRODUCTS – 1.1%
	Eastman Kodak Co.	32,600	713,940
	Hasbro, Inc.	45,500	857,220

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$1,571,160

	MACHINERY – 4.1%
[5]	AGCO Corp.	31,100	497,289
	Crane Co.	17,500	541,800
	Cummins, Inc.	12,400	1,058,588
[5]	EnPro Industries, Inc.	16,900	471,510
	Graco, Inc.	31,300	1,072,651
	Harsco Corp.	19,900	1,278,575
	NACCO Industries, Inc., Class A	6,000	696,660
[5]	Tecumseh Products Co., Class A	14,400	289,872

	TOTAL MACHINERY		$5,906,945

	MEDIA – 0.5%
[5]	XM Satellite Radio Holdings, Inc., Class A	22,700	654,441
	METALS & MINING – 3.2%
	Cleveland Cliffs, Inc.	10,600	864,324
	Fording Canadian Coal Trust	25,700	870,202
	Peabody Energy Corp.	19,400	1,516,304
	Phelps Dodge Corp.	5,000	602,350
	Southern Peru Copper Corp.	8,300	457,662
	United States Steel Corp.	10,200	372,606

	TOTAL METALS & MINING		$4,683,448

	MULTILINE RETAIL – 1.6%
	Federated Department Stores, Inc.	18,500	1,135,345
	Penney (J.C.) Co., Inc.	23,800	1,218,560

	TOTAL MULTILINE RETAIL		$2,353,905

	OIL & GAS – 5.9%
	Amerada-Hess Corp.	12,600	1,576,260
	Marathon Oil Corp.	27,900	1,678,464
	Sunoco, Inc.	20,200	1,504,900
[5]	The Houston Exploration Co.	15,600	804,180
	Valero Energy Corp.	16,500	1,736,460
	XTO Energy, Inc.	29,966	1,302,322

	TOTAL OIL & GAS		$8,602,586

	OIL, GAS & CONSUMABLE FUELS – 0.4%
	CONSOL Energy, Inc.	9,825	598,343
	PAPER & FOREST PRODUCTS – 1.2%
	Georgia-Pacific Corp.	28,800	936,864
	MeadWestvaco Corp.	31,400	823,308

	TOTAL PAPER & FOREST PRODUCTS		$1,760,172

	PHARMACEUTICALS – 0.8%
[5]	Sepracor, Inc.	20,081	1,129,556
	REAL ESTATE – 0.8%
	American Home Mortgage Investment Corp.	19,400	524,382
	St. Joe Co.	8,700	573,765

	TOTAL REAL ESTATE		$1,098,147

	ROAD & RAIL – 0.2%
	J.B. Hunt Transport Services, Inc.	16,800	326,088
	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 1.5%
[5]	International Rectifier Corp.	26,500	784,135
[5]	Lam Research Corp.	17,500	590,450
	Microchip Technology, Inc.	25,800	778,386

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,152,971

	SOFTWARE – 2.5%
[5]	Ansys, Inc.	11,300	421,038
[5]	Cadence Design Systems, Inc.	42,600	680,748
[5]	Electronic Arts, Inc.	14,570	828,742
	Reynolds & Reynolds Co., Class A	37,100	984,634
[5]	Symantec Corp.	28,000	667,800

	TOTAL SOFTWARE		$3,582,962

	SPECIALTY RETAIL – 6.6%
[5]	CarMax, Inc.	32,600	875,962
[5]	Chicos Fas, Inc.	31,300	1,237,602
[5]	GameStop Corp.	14,450	512,686
	Limited, Inc.	46,300	926,463
	Michaels Stores, Inc.	40,300	1,333,124
[5]	Pacific Sunwear of California	40,100	1,003,302
	Ross Stores, Inc.	43,650	1,180,296
	Sherwin-Williams Co.	9,700	412,735
[5]	Urban Outfitters, Inc.	35,800	1,014,214
[5]	Williams-Sonoma, Inc.	27,900	1,091,169

	TOTAL SPECIALTY RETAIL		$9,587,553

	TEXTILES, APPAREL & LUXURY GOODS – 1.0%
	Reebok International, Ltd.	9,000	513,450
	V.F. Corp.	19,100	997,975

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,511,425

	THRIFTS & MORTGAGE FINANCE – 0.5%
	Washington Mutual, Inc.	18,663	739,055
	TOBACCO – 0.3%
	Reynolds American, Inc.	4,700	399,500
	TRADING COMPANIES & DISTRIBUTORS – 1.2%
	Fastenal Co.	14,800	1,037,924
[5]	United Rentals, Inc.	39,200	767,144

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,805,068

	UTILITIES – 0.3%
	National Fuel Gas Co. N.J	13,200	397,848

TOTAL COMMON STOCKS (IDENTIFIED STOCKS $130,969,586)			$142,913,145

4MUTUAL FUND – 1.8%
	MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	2,624,484	$2,624,484

TOTAL INVESTMENTS – 100.0% (IDENTIFIED COST $133,594,070)			$145,537,629

OTHER ASSETS AND LIABILITIES – NET – (0.0)%			$(23,889)

TOTAL NET ASSETS – 100%			$145,513,740

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund

At October 31, 2005, the Fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Net Assets

Specialty Retail	11.9%
Healthcare Providers & Services	7.5%
Energy Equipment & Services	5.3%
Diversified Financial Services	5.3%
Oil, Gas & Consumable Fuels	4.9%
Commercial Services & Supplies	4.5%
Biotechnology	4.2%
Healthcare Equipment & Supplies	3.8%
Software	3.7%
Machinery	3.4%
Capital Markets	3.1%
Semiconductor Equipment & Products	3.1%
Hotels, Restaurants & Leisure	3.0%
Household Durables	2.8%
Trading Companies & Distributors	2.6%
Commercial Banks	2.6%
Communications Equipment	2.5%
Metals & Mining	2.5%
Electronic Equipment & Instruments	2.1%
Electrical Equipment	1.7%
Insurance	1.7%
Pharmaceuticals	1.6%
Internet Software & Services	1.5%
Computers & Peripherals	1.5%
Construction & Engineering	1.4%
Air Freight & Logistics	1.4%
Gas Utilities	1.3%
Building Products	1.2%
Consumer Finance	1.2%
Food & Staples Retailing	1.1%
Information Technology Services	1.0%
Food Products	1.0%
Media	0.9%
Real Estate	0.8%
Road & Rail	0.5%
Cash Equivalents[2]	1.7%
Other Assets & Liabilities -- Net[3]	(0.3)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 98.6%
	AIR FREIGHT & LOGISTICS – 1.4%
	C.H. Robinson Worldwide, Inc.	33,200	$1,170,632
	BIOTECHNOLOGY – 4.2%
[5]	Affymetrix, Inc.	17,400	790,482
[5]	Biogen Idec, Inc.	27,989	1,137,193
[5]	Gilead Sciences, Inc.	24,600	1,162,350
[5]	Protein Design Laboratories, Inc.	17,700	495,954

	TOTAL BIOTECHNOLOGY		$3,585,979

	BUILDING PRODUCTS – 1.2%
	Masco Corp.	36,500	1,040,250
	CAPITAL MARKETS – 3.1%
[5]	Affiliated Managers Group	19,400	1,488,950
	Legg Mason, Inc.	11,000	1,180,410

	TOTAL CAPITAL MARKETS		$2,669,360

	COMMERCIAL BANKS – 2.6%
[5]	Dime Bancorp, Inc., Warrants	9,500	1,235
	UCBH Holdings, Inc.	61,300	1,066,620
	Zions Bancorp	15,500	1,138,785

	TOTAL COMMERCIAL BANKS		$2,206,640

	COMMERCIAL SERVICES & SUPPLIES – 4.5%
[5]	Education Management Corp.	33,863	1,044,335
[5]	Laureate Education, Inc.	35,025	1,730,235
[5]	Waste Connections, Inc.	31,800	1,061,166

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,835,736

	COMMUNICATIONS EQUIPMENT – 2.5%
[5]	F5 Networks, Inc.	11,500	598,345
	Harris Corp.	37,000	1,520,700

	TOTAL COMMUNICATIONS EQUIPMENT		$2,119,045

	COMPUTERS & PERIPHERALS – 1.5%
[5]	Electronics for Imaging, Inc.	51,550	1,294,420
	CONSTRUCTION & ENGINEERING – 1.4%
	Chicago Bridge & Iron Co., NV	53,458	1,192,113
	CONSUMER FINANCE – 1.2%
	Capital One Financial Corp.	13,600	1,038,360
	DIVERSIFIED FINANCIAL SERVICES – 5.3%
	CIT Group, Inc.	22,000	1,006,060
[5]	CapitalSource Inc.	55,040	1,210,880
	iShares S&P MidCap 400/BARRA Growth Index Fund	32,000	2,258,880

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,475,820

	ELECTRICAL EQUIPMENT – 1.7%
	Rockwell Automation, Inc.	27,500	1,461,625
	ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.1%
	CDW Corp.	31,200	1,758,120
	ENERGY EQUIPMENT & SERVICES – 5.3%
	ENSCO International, Inc.	23,800	1,085,042
[5]	Grant Prideco, Inc.	20,400	793,356
[5]	Nabors Industries Ltd.	20,400	1,400,052
[5]	Weatherford International Ltd.	19,150	1,198,790

	TOTAL ENERGY EQUIPMENT & SERVICES		$4,477,240

	FOOD & STAPLES RETAILING – 1.1%
	Whole Foods Market, Inc.	6,630	955,582
	FOOD PRODUCTS – 1.0%
	McCormick & Co., Inc.	27,000	817,830
	GAS UTILITIES – 1.3%
	Questar Corp.	14,000	1,102,500
	HEALTHCARE EQUIPMENT & SUPPLIES – 3.8%
[5]	Cytyc Corp.	59,000	1,495,650
[5]	Varian Medical Systems, Inc.	38,318	1,745,768

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$3,241,418

	HEALTHCARE PROVIDERS & SERVICES – 7.5%
[5]	Amsurg Corp.	35,900	852,625
[5]	Cerner Corp.	8,150	688,268
[5]	Express Scripts, Inc., Class A	14,900	1,123,609
[5]	Pediatrix Medical Group	15,200	1,171,312
[5]	Psychiatric Solutions, Inc.	25,100	1,372,970
[5]	United Surgical Partners International, Inc.	32,100	1,150,785

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$6,359,569

	HOTELS, RESTAURANTS & LEISURE – 3.0%
[5]	Brinker International, Inc.	14,200	541,304
	Royal Caribbean Cruises Ltd.	23,250	963,480
[5]	Shuffle Master, Inc.	43,200	1,095,552

	TOTAL HOTELS, RESTAURANTS & LEISURE		$2,600,336

	HOUSEHOLD DURABLES – 2.8%
	Harman International Industries, Inc.	17,600	1,757,536
[5]	Toll Brothers, Inc.	18,100	668,071

	TOTAL HOUSEHOLD DURABLES		$2,425,607

	IT SERVICES – 1.0%
[5]	Cognizant Technology Solutions Corp.	18,800	826,824
	INSURANCE – 1.7%
	HCC Insurance Holdings, Inc.	15,000	450,000
	State Auto Financial Corp.	29,600	975,024

	TOTAL INSURANCE		$1,425,024

	INTERNET SOFTWARE & SERVICES – 1.5%
[5]	Verisign, Inc.	55,800	1,318,554
	MACHINERY – 3.4%
	Graco, Inc.	37,900	1,298,833
	Harsco Corp.	24,350	1,564,488

	TOTAL MACHINERY		$2,863,321

	MEDIA – 0.9%
[5]	XM Satellite Radio Holdings, Inc., Class A	27,900	804,357
	METALS & MINING – 2.5%
	Cleveland Cliffs, Inc.	12,900	1,051,866
	Fording Canadian Coal Trust	31,100	1,053,046

	TOTAL METALS & MINING		$2,104,912

	OIL, GAS & CONSUMABLE FUELS – 4.9%
	CONSOL Energy, Inc.	11,976	729,338
	Peabody Energy Corp.	23,800	1,860,208
	XTO Energy, Inc.	36,776	1,598,285

	TOTAL OIL, GAS & CONSUMABLE FUELS		$4,187,831

	PHARMACEUTICALS – 1.6%
[5]	Sepracor, Inc.	24,544	1,380,600
	REAL ESTATE – 0.8%
	St. Joe Co.	10,725	707,314
	ROAD & RAIL – 0.5%
	J.B. Hunt Transport Services, Inc.	20,500	397,905
	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.1%
[5]	International Rectifier Corp.	32,300	955,757
[5]	Lam Research Corp.	21,700	732,158
	Microchip Technology, Inc.	31,800	959,406

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,647,321

	SOFTWARE – 3.7%
[5]	Ansys, Inc.	14,000	521,640
[5]	Cadence Design Systems, Inc.	51,900	829,362
[5]	Electronic Arts, Inc.	17,900	1,018,152
[5]	Symantec Corp.	34,300	818,055

	TOTAL SOFTWARE		$3,187,209

	SPECIALTY RETAIL – 11.9%
[5]	CarMax, Inc.	39,900	1,072,113
[5]	Chicos Fas, Inc.	38,500	1,522,290
[5]	GameStop Corp.	17,700	627,996
	Michaels Stores, Inc.	49,550	1,639,114
[5]	Pacific Sunwear of California	48,800	1,220,976
	Ross Stores, Inc.	53,050	1,434,472
[5]	Urban Outfitters, Inc.	44,200	1,252,186
[5]	Williams-Sonoma, Inc.	34,400	1,345,384

	TOTAL SPECIALTY RETAIL		$10,114,531

	TRADING COMPANIES & DISTRIBUTORS – 2.6%
	Fastenal Co.	18,200	1,276,366
[5]	United Rentals, Inc.	47,800	935,446

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$2,211,812

TOTAL COMMON STOCKS (IDENTIFIED COST $66,919,050)			$84,005,697

4MUTUAL FUNDS – 1.7%
	MTB Money Market Fund	2	2
	MTB Prime Money Market Fund, Institutional Shares	1,491,769	1,491,769

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$1,491,771

TOTAL INVESTMENTS – 100.3% (IDENTIFIED COST $68,410,821)			$85,497,468

OTHER ASSETS AND LIABILITIES – NET – (0.3)%			$(236,653)

TOTAL NET ASSETS – 100%			$85,260,815

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Stock Fund

At October 31, 2005, the Fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Net Assets

Semiconductor Equipment & Products	6.1%
Commercial Banks	5.6%
Internet Software & Services	4.3%
Thrifts & Mortgage Finance	4.2%
Insurance	4.2%
Specialty Retail	4.1%
Oil, Gas & Consumable Fuels	3.8%
Commercial Services & Supplies	3.8%
Machinery	3.6%
Real Estate	3.6%
Biotechnology	3.5%
Communications Equipment	3.4%
Pharmaceuticals	3.3%
Computers & Peripherals	3.1%
Household Durables	2.8%
Healthcare Providers & Services	2.8%
Diversified Financial Services	2.3%
Software	2.3%
Chemicals	2.1%
Hotels, Restaurants & Leisure	2.1%
Industrial Conglomerates	1.9%
Building Products	1.8%
Metals & Mining	1.8%
Electric Utilities	1.6%
Electronic Equipment & Instruments	1.6%
Electrical Equipment	1.6%
Capital Markets	1.5%
Auto Components	1.4%
Textiles, Apparel & Luxury Goods	1.3%
Road & Rail	1.3%
Information Technology Services	1.2%
Food & Staples Retailing	1.1%
Energy Equipment & Services	1.1%
Consumer Finance	1.0%
Media	0.8%
Multiline Retail	0.7%
Healthcare Equipment & Supplies	0.6%
Food Products	0.6%
Air Freight & Logistics	0.6%
Containers & Packaging	0.5%
Multi-Utilities & Unregulated Power	0.5%
Leisure Equipment & Products	0.5%
Paper & Forest Products	0.4%
Construction & Engineering	0.4%
Construction Materials	0.4%
Tobacco	0.4%
Gas Utilities	0.3%
Internet & Catalog Retailing	0.2%
Cash Equivalents[2]	1.8%
Other Assets and Liabilities -- Net[3]	0.1%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 98.1%
	AIR FREIGHT & LOGISTICS – 0.6%
	Ryder System, Inc.	25,100	$995,717
	AUTO COMPONENTS – 1.4%
	American Axle & Manufacturing Holdings, Inc.	24,300	529,740
	ArvinMeritor, Inc.	29,000	464,870
	Borg Warner, Inc.	24,200	1,403,358

	TOTAL AUTO COMPONENTS		$2,397,968

	BIOTECHNOLOGY – 3.5%
[5]	Alkermes, Inc.	37,500	610,875
[5]	Cell Genesys, Inc.	132,129	712,175
[5]	Cubist Pharmaceuticals, Inc.	59,100	1,194,411
[5]	Exact Sciences Corp.	15,600	27,768
[5]	Isis Pharmaceuticals, Inc.	59,000	256,060
[5]	Kosan Biosciences, Inc.	32,700	231,843
[5]	Medarex, Inc.	102,200	893,228
[5]	Neose Technologies, Inc.	64,900	128,502
[5]	Orasure Technologies, Inc.	32,500	357,825
[5]	Panacos Pharmaceuticals Inc.	8,700	68,730
[5]	Telik, Inc.	61,200	914,328
[5]	Third Wave Technologies, Inc.	128,100	461,160
[5]	Transgenomic, Inc.	114,400	110,968
[5]	Vasogen, Inc.	45,900	122,553

	TOTAL BIOTECHNOLOGY		$6,090,426

	BUILDING PRODUCTS – 1.8%
[5]	Griffon Corp.	34,300	$754,600
	Universal Forest Products, Inc.	24,800	1,372,432
	York International Corp.	18,700	1,049,257

	TOTAL BUILDING PRODUCTS		$3,176,289

	CAPITAL MARKETS – 1.5%
[5]	E* Trade Financial Corp.	68,200	1,265,110
	Greenhill & Co., Inc.	17,100	819,945
[5]	Tradestation Group, Inc.	50,300	501,994

	TOTAL CAPITAL MARKETS		$2,587,049

	CHEMICALS – 2.1%
	Albemarle Corp.	8,100	284,229
	Fuller (H B) Co.	17,800	533,466
	Georgia Gulf Corp.	18,700	544,170
	Lubrizol Corp.	19,200	798,528
[5]	OM Group, Inc.	27,700	442,646
[5]	Symyx Technologies, Inc.	40,000	1,069,600

	TOTAL CHEMICALS		$3,672,639

	COMMERCIAL BANKS – 5.6%
	Bank of The Ozarks, Inc.	2,800	98,196
	Cascade Bancorp	5,200	118,560
	Citizens Banking Corp., Michigan	34,830	1,015,295
	City Holding Co.	13,200	483,648
	First Charter Corp.	25,800	657,642
	First Financial Bancorp	46,100	861,148
	Glacier Bancorp, Inc.	3,451	101,735
	Greater Bay Bancorp	34,600	868,114
	Independent Bank Corp. Michigan	26,985	771,501
	NBT Bancorp, Inc.	31,900	757,306
	Old National Bancorp	57,800	1,266,398
	Provident Bankshares Corp.	12,400	432,264
	Republic Bancorp, Inc.	69,105	943,283
[5]	SVB Financial Group	24,800	1,232,808
	United Bankshares Inc. W VA	3,300	120,450

	TOTAL COMMERCIAL BANKS		$9,728,348

	COMMERCIAL SERVICES & SUPPLIES – 3.8%
	American Ecology, Inc.	13,000	210,340
	Banta Corp.	23,800	1,198,092
	Ikon Office Solutions, Inc.	63,400	632,732
	Knoll, Inc.	48,900	778,977
[5]	Labor Ready, Inc.	3,100	72,385
[5]	Navigant Consulting, Inc.	12,700	266,319
[5]	SOURCECORP, Inc.	30,200	687,050
	Strayer Education, Inc.	5,000	447,550
	Tennant Co.	4,900	213,395
[5]	United Rentals, Inc.	52,700	1,031,339
[5]	Vertrue, Inc.	25,100	945,015

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$6,483,194

	COMMUNICATIONS EQUIPMENT – 3.4%
	Applied Signal Technology, Inc.	10,200	175,032
	Black Box Corp.	13,900	557,668
[5]	Commscope Inc.	21,800	425,536
	DRS Technologies , Inc.	5,000	246,300
[5]	Harmonic, Inc.	83,000	382,630
	Plantronics, Inc. New	42,000	1,253,700
[5]	Polycom, Inc.	151,200	2,313,360
[5]	SBA Communications Corp.	27,900	412,083
[5]	Viasat Inc.	2,700	66,933

	TOTAL COMMUNICATIONS EQUIPMENT		$5,833,242

	COMPUTERS & PERIPHERALS – 3.1%
[5]	Emulex Corp.	25,900	479,409
[5]	Immersion Corp.	159,700	1,153,034
[5]	Komag, Inc.	18,500	496,170
[5]	Maxtor Corp.	419,800	1,469,300
[5]	McData Corporation	97,700	469,937
[5]	Quantum Corp.	143,300	432,766
[5]	Western Digital Corp.	66,400	803,440

	TOTAL COMPUTERS & PERIPHERALS		$5,304,056

	CONSTRUCTION & ENGINEERING – 0.4%
[5]	Emcor Group Inc.	3,700	225,700
[5]	Baker Michael Corp.	18,800	489,740

	TOTAL CONSTRUCTION & ENGINEERING		$715,440

	CONSTRUCTION MATERIALS – 0.4%
	Ameron International Corp.	15,400	658,350
	CONSUMER FINANCE – 1.0%
	Advanta Corp.	44,100	1,251,117
[5]	Morningstar, Inc.	8,000	235,200
[5]	United PanAm Financial Corp.	8,200	182,778

	TOTAL CONSUMER FINANCE		$1,669,095

	CONTAINERS & PACKAGING – 0.5%
	Greif, Inc.	15,400	939,400
	DIVERSIFIED FINANCIAL SERVICES – 2.3%
[5]	Advent Software Inc.	13,400	411,648
[5]	Digital Insight Corp.	4,700	140,201
[5]	Encore Capital Group, Inc.	25,300	434,907
	Gatx	39,800	1,487,326
	iShares Trust	23,700	1,557,090

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,031,172

	ELECTRIC UTILITIES – 1.6%
	Duquesne Light Holdings, Inc.	54,000	901,260
	UIL Holdings Corp.	9,400	465,300
	Unisource Energy Corp.	42,500	1,358,725

	TOTAL ELECTRIC UTILITIES		$2,725,285

	ELECTRICAL EQUIPMENT – 1.6%
[5]	Active Power, Inc.	38,200	124,150
	Acuity Brands, Inc.	37,400	1,040,094
	Smith A O Corp.	14,000	453,320
	Woodward Governor Co.	13,100	1,046,690

	TOTAL ELECTRICAL EQUIPMENT		$2,664,254

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.6%
[5]	Brightpoint, Inc.	15,950	344,360
[5]	Identix, Inc.	122,699	543,557
	Methode Electronics, Inc., Class A	82,000	841,320
	Perkinelmer, Inc.	29,200	644,444
[5]	RadiSys Corp.	18,700	300,509
[5]	Universal Display Corp.	4,700	50,149

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$2,724,339

	ENERGY EQUIPMENT & SERVICES – 1.1%
[5]	Atwood Oceanics, Inc.	6,500	457,730
[5]	Offshore Logistics, Inc.	16,900	574,600
[5]	Hercules Offshore Inc	6,000	130,620
[5]	Hydril Company	8,000	530,720
[5]	Tetra Technologies Inc. DEL	7,000	195,790

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,889,460

	FOOD & STAPLES RETAILING – 1.1%
[5]	BJ’s Wholesale Club, Inc.	20,700	589,536
	Nash Finch Co.	19,500	605,670
	Ruddick Corp.	35,800	787,958

	TOTAL FOOD & STAPLES RETAILING		$1,983,164

	FOOD PRODUCTS – 0.6%
	Chiquita Brands International	36,100	996,721
	GAS UTILITIES – 0.3%
	NICOR, Inc.	13,500	529,200
	HEALTHCARE EQUIPMENT & SUPPLIES – 0.6%
[5]	Advanced Med Optics, Inc.	8,700	310,416
[5]	Arthrocare Corp.	13,300	488,509
[5]	Atricure Inc.	10,100	122,614
[5]	Langer, Inc.	27,900	146,196

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$1,067,735

	HEALTHCARE PROVIDERS & SERVICES – 2.8%
[5]	Alliance Imaging, Inc.	61,700	426,347
[5]	Beverly Enterprises, Inc.	71,200	835,888
[5]	Bioscrip, Inc.	45,400	272,400
[5]	Centene Corp. Del	37,100	747,565
[5]	Kindred Healthcare, Inc.	26,000	728,000
[5]	LifePoint Hospital, Inc.	14,200	555,220
[5]	Paincare Holdings, Inc	110,400	396,336
[5]	PSS World Medical, Inc.	62,200	866,446

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$4,828,202

	HOTELS, RESTAURANTS & LEISURE – 2.1%
[5]	Buffalo Wild Wings, Inc.	10,200	279,888
[5]	Checkers Drive-In Restaurants, Inc.	29,510	426,419
	Landrys Restaurants, Inc.	26,900	739,750
	Lone Star Steakhouse & Saloon	35,100	905,931
[5]	Red Robin Gourmet Burgers, Inc.	18,700	901,901
[5]	Ryans Restaurant Group, Inc.	33,150	353,379

	TOTAL HOTELS, RESTAURANTS & LEISURE		$3,607,268

	HOUSEHOLD DURABLES – 2.8%
	American Greetings Corp., Class A	27,600	696,900
	Furniture Brands International, Inc.	22,100	401,115
	M.D.C. Holdings, Inc.	10,400	713,440
	M/I Schottenstein Homes, Inc.	2,400	107,760
[5]	Meritage Corp.	12,500	778,375
	Ryland Group, Inc.	21,100	1,420,030
	Tupperware Corp.	31,400	720,002

	TOTAL HOUSEHOLD DURABLES		$4,837,622

	IT SERVICES – 1.2%
[5]	CSG System International, Inc.	26,800	630,068
[5]	Euronet Worldwide, Inc.	14,200	399,020
[5]	iPayment, Inc.	11,400	409,944
[5]	Lionbridge Technologies, Inc.	47,900	324,283
[5]	MTC Technologies, Inc.	10,300	332,793

	TOTAL IT SERVICES		$2,096,108

	INDUSTRIAL CONGLOMERATES – 1.9%
[5]	Gerber Scientific, Inc.	49,700	393,127
	Horace Mann Educators Corp.	49,200	954,972
	Walter Industries, Inc.	44,200	2,018,614

	TOTAL INDUSTRIAL CONGLOMERATES		$3,366,713

	INSURANCE – 4.2%
	AmerUs Group Co.	26,400	1,560,768
[5]	Ceres Group, Inc.	86,300	487,595
	Commerce Group, Inc.	22,400	1,272,768
	Harleysville Group, Inc.	27,900	677,970
	Landamerica Financial Group, Inc.	23,800	1,503,208
	Presidential Life Corp.	27,800	525,976
	StanCorp Financial Group, Inc.	14,200	1,307,820

	TOTAL INSURANCE		$7,336,105

	INTERNET & CATALOG RETAIL – 0.2%
[5]	Blue Nile, Inc.	8,800	315,656
	INTERNET SOFTWARE & SERVICES – 4.3%
[5]	Actuate Corp.	101,770	290,045
[5]	Audible Inc.	11,400	119,130
[5]	Corillian Corp.	116,990	369,688
[5]	EarthLink Network, Inc.	125,500	1,381,755
[5]	GSI Comm. Inc.	22,700	362,746
[5]	Homestore, Inc.	191,600	695,508
[5]	Jupitermedia Corp.	38,600	656,200
[5]	Marchex, Inc., Class B	53,900	908,215
[5]	Online Resources Corp.	21,400	256,800
[5]	aQuantive, Inc.	44,300	959,095
[5]	Red Hat, Inc.	61,400	1,425,708

	TOTAL INTERNET SOFTWARE & SERVICES		$7,424,890

	LEISURE EQUIPMENT & PRODUCTS – 0.5%
[5]	Marvel Enterprises, Inc.	13,000	228,800
[5]	Steinway Musical Instruments, Inc.	21,000	556,710

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$785,510

	MACHINERY – 3.6%
	Albany International Corp., Class A	32,700	1,263,201
	Cascade Corp.	22,200	1,081,140
	Harsco Corp.	20,800	1,336,400
	Mueller Industry, Inc.	34,400	947,376
	Stewart & Stevenson Services, Inc.	28,700	684,782
	Timken Co.	35,300	1,001,108

	TOTAL MACHINERY		$6,314,007

	MEDIA – 0.8%
[5]	Jamdat Mobile, Inc.	20,900	384,978
[5]	Outdoor Channel Holdings, Inc.	34,200	550,620
	Sinclair Broadcast Group Inc.	61,900	513,151

	TOTAL MEDIA		$1,448,749

	METALS & MINING – 1.8%
	Quanex Corp.	28,500	1,650,435
	Steel Dynamics, Inc.	21,400	662,758
	Steel Technologies, Inc.	29,700	778,437

	TOTAL METALS & MINING		$3,091,630

	MULTILINE RETAIL – 0.7%
[5]	Shopko Stores, Inc.	42,400	1,215,608
	MULTI-UTILITIES & UNREGULATED POWER – 0.5%
	Avista Corp.	25,400	445,008
	ONEOK, Inc.	14,900	428,226

	TOTAL MULTI-UTILITIES & UNREGULATED POWER		$873,234

	OIL, GAS & CONSUMABLE FUELS – 3.8%
	Holly Corp.	32,400	1,866,240
[5]	James River Coal Co.	6,400	273,664
[5]	KCS Energy, Inc.	20,000	482,400
[5]	Stone Energy Corp.	19,400	890,460
[5]	Swift Energy Co.	36,900	1,611,054
	Tesoro Petroleum Corp.	24,900	1,522,635

	TOTAL OIL, GAS & CONSUMABLE FUELS		$6,646,453

	PAPER & FOREST PRODUCTS – 0.4%
[5]	Buckeye Technologies, Inc.	44,000	330,000
	Schweitzer-Mauduit International, Inc.	16,600	402,052

	TOTAL PAPER & FOREST PRODUCTS		$732,052

	PHARMACEUTICALS – 3.3%
	Alpharma, Inc., Class A	49,600	1,234,544
[5]	Bradley Pharmaceuticals Inc.	5,100	61,404
[5]	Cephalon, Inc.	63,300	2,885,847
[5]	Ista Pharmaceuticals, Inc.	30,000	185,400
[5]	Pain Therapeutics, Inc.	19,300	111,747
	Par Pharmaceutical Cos., Inc.	26,400	683,232
[5]	Taro Pharmaceutical Industries Ltd.	24,100	530,200

	TOTAL PHARMACEUTICALS		$5,692,374

	REAL ESTATE – 3.6%
	Anthracite Cap Inc.	91,800	962,982
[5]	Boykin Lodging Co.	55,000	606,650
	Crescent Real Estate Equities, Inc.	65,500	1,306,725
	HRPT Properties Trust	105,500	1,151,005
	Mission West Properties, Inc.	32,400	331,128
	Northstar Realty Finance Corp.	26,900	254,474
	Novastar Financial, Inc.	11,600	341,388
	One Liberty Properties Inc.	26,900	504,375
	RAIT Investment Trust	19,700	523,232
	Redwood Trust, Inc.	3,200	148,960

	TOTAL REAL ESTATE		$6,130,919

	ROAD & RAIL – 1.3%
	Arkansas Best Corp.	22,500	872,100
[5]	Dollar Thrifty Automotive Group	27,700	1,044,290
[5]	SCS Transporation, Inc.	17,900	357,642

	TOTAL ROAD & RAIL		$2,274,032

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 6.1%
[5]	Altera Corp.	95,500	1,590,075
[5]	Credence Systems Corp.	133,020	1,024,254
[5]	Entegris Inc.	7,714	75,289
[5]	FEI Co.	46,300	875,070
[5]	Genesis Microchip, Inc.	34,000	654,160
[5]	Integrated Circuit System, Inc.	17,810	175,963
[5]	Lattice Semiconductor Corp.	321,200	1,406,856
[5]	Photronics, Inc.	32,200	579,600
[5]	Pixelworks, Inc.	158,900	875,539
[5]	PLX Technology, Inc.	71,094	532,494
[5]	Rudolph Technologies, Inc.	45,300	551,754
[5]	Skyworks Solutions, Inc.	121,200	649,632
[5]	STATS ChipPAC Ltd., Inc.	58,024	325,515
[5]	Triquint Semiconductor, Inc.	245,700	1,031,940
[5]	Ultra Clean Holdings, Inc.	46,400	302,064

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$10,650,205

	SOFTWARE – 2.3%
[5]	Aspen Technology, Inc.	91,100	551,155
[5]	Digimarc Corp.	29,000	181,540
[5]	Macrovision Corp.	23,100	435,204
[5]	Mentor Graphics Corp.	58,300	482,141
[5]	Open Solutions, Inc.	14,000	299,740
[5]	Sybase, Inc.	50,900	1,132,525
[5]	THQ, Inc.	13,250	307,135
[5]	Wind River System, Inc.	48,900	640,590

	TOTAL SOFTWARE		$4,030,030

	SPECIALTY RETAIL – 4.1%
	Barnes & Noble, Inc.	14,700	531,552
	Cato Corp., Class A	55,000	1,098,900
[5]	Hot Topic, Inc.	47,400	705,786
[5]	Rex Stores Corp.	32,800	436,896
	Sonic Automotive, Inc.	13,400	296,274
	Stage Stores, Inc.	31,650	877,338
	Talbots Inc.	26,400	688,776
[5]	Too, Inc.	31,300	889,233
[5]	Trans World Entertainment Corp.	43,700	278,806
[5]	Tractor Supply Co.	10,600	514,100
[5]	Volcom, Inc.	5,300	162,074
[5]	Zale Corp.	24,200	678,326

	TOTAL SPECIALTY RETAIL		$7,158,061

	TEXTILES, APPAREL & LUXURY GOODS – 1.3%
[5]	Maidenform Brands, Inc.	28,800	362,592
[5]	Quiksilver, Inc.	79,200	913,176
	Stride Rite Corp.	37,400	486,948
	Unifirst Corp.	15,700	550,442

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$2,313,158

	THRIFTS & MORTGAGE FINANCE – 4.2%
	Commercial Capital Bancorp, Inc.	38,366	616,158
	Commercial Federal Corp.	28,600	978,120
	Corus Bankshares, Inc.	23,335	1,281,092
	Flagstar Bancorp, Inc.	33,400	448,228
	Indymac Bancorp, Inc.	31,400	1,172,162
	MAF Bancorp Inc.	29,800	1,237,892
	Mortgageit Holdings, Inc.	15,800	200,344
	Partners Trust Financial Group Inc.	89,400	1,041,510
	PFF Bancorp, Inc.	12,400	372,496

	TOTAL THRIFTS & MORTGAGE FINANCE		$7,348,002

	TOBACCO – 0.4%
	Alliance One International, Inc.	61,200	152,388
	Universal Corp.	12,500	468,000

	TOTAL TOBACCO		$620,388

TOTAL COMMON STOCKS (IDENTIFIED COST $139,205,550)			$169,999,519

4MUTUAL FUND – 1.8%
	MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	3,143,880	$3,143,880

TOTAL INVESTMENTS – 99.9% (IDENTIFIED COST $142,349,430)			$173,143,399

OTHER ASSETS AND LIABILITIES – NET – 0.1%			$233,329

TOTAL NET ASSETS – 100%			$173,376,728

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Growth Fund

At October 31, 2005, the Fund’s sector classifications1 were as follows:

EQUITIES	Percentage of Total Net Assets

Oil, Gas & Consumable Fuels	16.8%
Energy Equipment & Services	11.5%
Construction & Engineering	8.6%
Metals & Mining	6.3%
Healthcare Providers & Services	5.7%
Biotechnology	3.8%
Communications Equipment	3.7%
Diversified Financial Services	3.2%
Healthcare Equipment & Supplies	3.1%
Specialty Retail	2.9%
Hotels, Restaurants & Leisure	2.8%
Semiconductor Equipment & Products	2.6%
Electronic Equipment & Instruments	2.1%
Industrial Conglomerates	2.1%
Machinery	1.7%
Commercial Banks	1.7%
Software	1.5%
Thrifts & Mortgage Finance	1.1%
Internet Software & Services	1.1%
Pharmaceuticals	1.0%
Construction Materials	1.0%
Insurance	1.0%
Beverages	0.7%
Computers & Peripherals	0.7%
Information Technology Services	0.6%
Diversified Telecommunication Services	0.6%
Media	0.5%
Trading Companies & Distributors	0.5%
Diversified Consumer Services	0.5%
Electrical Equipment	0.4%
Personal Products	0.4%
Wireless Telecommunication Services	0.3%
Other Securities[2]	0.2%
Cash Equivalents[3]	4.0%
Other Assets and Liabilities -- Net[4]	5.3%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s adviser.

(2) Other Securities includes warrants.

(3) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(4) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 90.5%
	BEVERAGES – 0.7%
[5]	The Boston Beer Co., Inc., Class A	39,400	$1,008,640
	BIOTECHNOLOGY – 3.8%
[5]	Amylin Pharmaceuticals, Inc.	10,500	352,800
[5]	Calypte Biomedical Corp.	1,578,125	315,625
[5]	Digene Corp.	42,500	1,283,500
[5]	Halozyme Therapeutics, Inc.	650,000	1,170,000
[5]	Indevus Pharmaceuticals, Inc.	79,000	345,230
[5]	Medarex, Inc.	50,000	437,000
[5]	Nektar Therapeutics	10,000	150,600
[5]	Nuvelo, Inc.	141,200	1,186,080

	TOTAL BIOTECHNOLOGY		$5,240,835

	COMMERCIAL BANKS – 1.7%
	Columbia Bancorp	22,500	909,900
	Placer Sierra Bancshares	54,000	1,453,680

	TOTAL COMMERCIAL BANKS		$2,363,580

	COMMUNICATIONS EQUIPMENT – 3.7%
[5]	Arris Group, Inc.	42,500	351,475
[5]	Extreme Networks, Inc.	84,000	405,720
[5]	F5 Networks, Inc.	17,000	884,510
[5]	Foundry Networks, Inc.	30,000	357,900
[5]	Netgear, Inc.	42,300	826,965
[5]	PC-Tel, Inc.	50,000	462,500
[5]	Packeteer, Inc.	68,500	540,465
[5]	Redback Networks, Inc.	42,000	441,420
[5]	Sonus Networks, Inc.	76,000	331,360
[5]	Stratex Networks, Inc.	48,600	124,416
[5]	Tellabs, Inc.	40,000	382,400

	TOTAL COMMUNICATIONS EQUIPMENT		$5,109,131

	COMPUTERS & PERIPHERALS – 0.7%
	On Track Innovations Ltd.	74,500	972,970
	CONSTRUCTION & ENGINEERING – 8.6%
	Baker Michael Corp.	70,000	1,823,500
	Chicago Bridge & Iron Co., N.V.	67,500	1,505,250
	Foster Wheeler Ltd.	83,000	2,347,240
[5]	McDermott International, Inc.	71,000	2,579,430
[5]	Shaw Group, Inc.	104,000	2,787,200
[5]	Washington Group International, Inc.	20,000	994,000

	TOTAL CONSTRUCTION & ENGINEERING		$12,036,620

	CONSTRUCTION MATERIALS – 1.0%
	Florida Rock Industries, Inc.	24,500	1,394,050
	DIVERSIFIED CONSUMER SERVICES – 0.5%
[5]	Education Management Corp.	21,000	$647,640
	DIVERSIFIED FINANCIAL SERVICES – 3.2%
[5]	Archipelago Holdings, Inc.	12,900	619,200
	iShares Russell 2000 Growth Index Fund	60,000	3,942,000

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,561,200

	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
	Alaska Communications Systems Holdings, Inc.	72,400	795,676
	ELECTRICAL EQUIPMENT – 0.4%
[5]	Electric City Corp.	757,000	529,900
	ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.1%
[5]	Benchmark Electronics, Inc.	12,500	351,125
[5]	FLIR Systems, Inc.	22,500	471,600
[5]	Gerber Scientific, Inc.	52,000	411,320
[5]	Rogers Corp.	9,000	336,150
[5]	Spatialight, Inc.	311,000	1,380,840

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$2,951,035

	ENERGY EQUIPMENT & SERVICES – 11.5%
[5]	Cal Dive International, Inc.	39,000	2,400,060
[5]	Global Industries Ltd.	170,000	2,160,700
[5]	Grant Prideco, Inc.	47,000	1,827,830
[5]	Grey Wolf, Inc.	260,000	1,996,800
	Rowan Cos., Inc.	51,500	1,698,985
	Stolt Offshore SA, ADR	192,000	1,989,120
	Tidewater, Inc.	35,000	1,608,600
[5]	Todco, Class A	53,500	2,394,125

	TOTAL ENERGY EQUIPMENT & SERVICES		$16,076,220

	HEALTHCARE EQUIPMENT & SUPPLIES – 3.1%
[5]	American Medical Systems Holdings, Inc.	27,500	449,625
[5]	Candela Corp.	36,000	336,600
	Cooper Cos., Inc.	12,000	826,080
[5]	Kinetic Concepts, Inc.	21,000	753,900
[5]	Laserscope	22,000	594,220
[5]	Syneron Medical Ltd.	38,000	1,365,720

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$4,326,145

	HEALTHCARE PROVIDERS & SERVICES – 5.7%
[5]	AMICAS, Inc.	65,000	$285,350
[5]	Amedisys, Inc.	21,700	829,157
[5]	Amsurg Corp.	40,000	950,000
[5]	Cerner Corp.	9,000	760,050
	Computer Programs & Systems, Inc.	11,000	405,900
[5]	Emageon, Inc.	45,000	589,950
[5]	LifePoint Hospitals, Inc.	11,800	461,380
[5]	Matria Healthcare, Inc.	11,000	368,830
[5]	Pediatrix Medical Group	15,000	1,155,900
[5]	Psychiatric Solutions, Inc.	24,300	1,329,210
[5]	Sierra Health Services, Inc.	9,000	675,000
[5]	United Surgical Partners International, Inc.	6,000	215,100

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$8,025,827

	HOTELS, RESTAURANTS & LEISURE – 2.8%
[5]	Benihana, Inc., Class A	93,900	1,783,161
[5]	Mikohn Gaming Corp.	68,000	713,320
[5]	Shuffle Master, Inc.	56,600	1,435,376

	TOTAL HOTELS, RESTAURANTS & LEISURE		$3,931,857

	IT SERVICES – 0.6%
[5]	Cognizant Technology Solutions Corp.	20,000	879,600
	INDUSTRIAL CONGLOMERATES – 2.1%
	Walter Industries, Inc.	64,000	2,922,880
	INSURANCE – 1.0%
	HCC Insurance Holdings, Inc.	12,000	360,000
[5]	Navigators Group, Inc.	9,500	368,600
	State Auto Financial Corp.	20,000	658,800

	TOTAL INSURANCE		$1,387,400

	INTERNET SOFTWARE & SERVICES – 1.1%
[5]	CNET, Inc.	27,000	366,930
[5]	Digitas, Inc.	48,000	518,400
[5]	Openwave Systems, Inc.	20,000	357,400
[5]	aQuantive, Inc.	13,000	281,450

	TOTAL INTERNET SOFTWARE & SERVICES		$1,524,180

	MACHINERY – 1.7%
[5]	Astec Industries, Inc.	28,500	808,260
	Greenbrier Cos., Inc.	27,500	757,625
	Harsco Corp.	13,000	835,250

	TOTAL MACHINERY		$2,401,135

	MEDIA – 0.5%
[5]	XM Satellite Radio Holdings, Inc., Class A	24,000	691,920
	METALS & MINING – 6.3%
[5]	Birch Mountain Resources Ltd.	35,800	176,136
	Chaparral Steel Co.	41,000	1,024,180
	Cleveland Cliffs, Inc.	29,500	$2,405,430
	Fording Canadian Coal Trust	50,000	1,693,000
	Mesabi Trust	66,800	1,086,836
[5]	Oregon Steel Mills, Inc.	81,000	2,056,590
	Reliance Steel & Aluminum Co.	7,000	399,140

	TOTAL METALS & MINING		$8,841,312

	OIL, GAS & CONSUMABLE FUELS – 16.8%
[5]	ATP Oil & Gas Corp.	22,600	717,098
[5]	Alpha Natural Resources, Inc.	70,000	1,662,500
	CONSOL Energy, Inc.	40,000	2,436,000
[5]	Comstock Resources, Inc.	50,000	1,505,500
	Foundation Coal Holdings, Inc.	64,500	2,418,750
	Frontier Oil Corp.	55,000	2,028,400
[5]	InterOil Corp.	42,500	817,275
[5]	James River Coal Co.	53,200	2,274,832
[5]	KFX, Inc.	48,500	706,645
[5]	Opti Canada, Inc.	46,000	1,428,177
[5]	Petrohawk Energy Corp.	155,000	1,915,800
	Range Resources Corp.	16,000	571,040
[5]	Southwestern Energy Co.	10,000	725,400
	Tesoro Petroleum Corp.	43,000	2,629,450
	UTS Energy Corp.	250,000	934,975
[5]	Ultra Petroleum Corp.	13,000	682,370

	TOTAL OIL, GAS & CONSUMABLE FUELS		$23,454,212

	PERSONAL PRODUCTS – 0.4%
[5]	USANA, Inc.	11,800	519,436
	PHARMACEUTICALS – 1.0%
[5]	Connetics Corp.	20,000	260,800
[5]	MGI PHARMA, Inc.	25,000	469,000
[5]	Pozen, Inc.	69,000	672,750

	TOTAL PHARMACEUTICALS		$1,402,550

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 2.6%
[5]	Ade Corp.	13,300	271,320
[5]	Axcelis Technologies, Inc.	75,000	326,250
[5]	Cypress Semiconductor Corp.	52,500	714,000
[5]	Genesis Microchip, Inc.	46,000	885,040
	Intersil Holding Corp.	10,000	227,600
[5]	Kulicke & Soffa Industries	55,800	349,866
[5]	ON Semiconductor Corp.	125,000	580,000
[5]	Silicon Image, Inc.	37,500	344,250

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$3,698,326

	SOFTWARE – 1.5%
[5]	Ansys, Inc.	19,600	$730,296
[5]	Intervoice, Inc.	31,700	295,444
[5]	McAfee, Inc.	11,000	330,330
[5]	Quest Software, Inc.	30,000	417,300
[5]	Salesforce.com Inc.	13,000	324,870

	TOTAL SOFTWARE		$2,098,240

	SPECIALTY RETAIL – 2.9%
[5]	Chicos Fas, Inc.	20,000	790,800
[5]	Dress Barn, Inc.	22,000	584,540
	Michaels Stores, Inc.	20,000	661,600
[5]	Pacific Sunwear of California	27,000	675,540
	Ross Stores, Inc.	26,000	703,040
[5]	Urban Outfitters, Inc.	21,000	594,930

	TOTAL SPECIALTY RETAIL		$4,010,450

	THRIFTS & MORTGAGE FINANCE – 1.1%
	Commercial Capital Bancorp, Inc.	95,500	1,533,730
	TRADING COMPANIES & DISTRIBUTORS – 0.5%
[5]	United Rentals, Inc.	35,000	684,950
	WIRELESS TELECOMMUNICATION SERVICES – 0.3%
[5]	Wireless Facilities, Inc.	63,700	$426,153

TOTAL COMMON STOCKS (IDENTIFIED COST $117,426,506)			$126,447,800

5WARRANTS – 0.2%
	Calypte Biomedical Corp., Warrants	488,542	39,081
	Halozyme Therapeutics, Inc., Warrants	150,000	14,955
	On Track Innovations Ltd., Warrants	87,000	305,842

TOTAL WARRANTS (IDENTIFIED COST $0)			$359,878

MUTUAL FUNDS – 4.0%
[4]	MTB Prime Money Market Fund, Institutional Shares	5,483,514	5,483,514
[4]	MTB Money Market Fund	74,443	74,443
	SSGA Money Market Fund	431	431

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$5,558,388

TOTAL INVESTMENTS – 94.7% (IDENTIFIED COST $122,984,894)			$132,366,066

OTHER ASSETS AND LIABILITIES – NET – 5.3%			$7,409,962

TOTAL NET ASSETS – 100%			$139,776,028

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund

At October 31, 2005, the Fund’s portfolio composition1 was as follows:

STOCKS	Percentage of Total Net Assets

Japan	20.7%
United Kingdom	20.2%
France	10.2%
United States	7.1%
Switzerland	6.2%
Germany	5.9%
Spain	4.2%
Netherlands	3.9%
Australia	3.7%
Italy	2.2%
Hong Kong	2.1%
Sweden	2.1%
Canada	1.4%
Finland	1.0%
Denmark	0.8%
Singapore	0.7%
Norway	0.6%
Ireland	0.5%
Austria	0.5%
Belgium	0.4%
South Africa	0.3%
Mexico	0.3%
Portugal	0.2%
New Zealand	0.2%
Greece	0.1%
Cash Equivalents[1]	0.6%
Other Assets and Liabilities -- Net[2]	3.9%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value in U.S. Dollars

COMMON STOCKS – 95.5%
	AUSTRALIA – 3.7%
	AMP Limited	3,600	$19,624
	Aristocrat Leisure Ltd.	2,300	19,967
	Australia & New Zealand Banking Group, Melbourne	14,600	257,099
	BHP Billition Ltd.	25,200	390,999
	Bluescope Steel Ltd.	36,600	231,804
	Boral Ltd.	4,500	$25,506
	Brambles Industries Ltd.	6,200	39,175
	CSL Ltd.	1,400	39,257
	CSR Ltd.	11,900	25,983
	Coles Myer Ltd.	6,200	46,500
	Commonwealth Bank of Australia	24,200	703,555
	DB RREEF Trust	39,400	$39,331
	Downer EDI Ltd.	4,200	19,095
	Foster’s Group Ltd.	12,200	52,911
	GPT Group	23,100	66,328
	GWA International Ltd.	88,600	203,390
	Insurance Australia Group Ltd.	8,600	33,311
	James Hardie Industries NV	6,200	39,360
	Leighton Holdings Ltd.	4,200	47,893
	Lion Nathan Ltd.	5,700	33,629
	Macquarie Airports	19,500	43,743
	Macquarie Bank Ltd.	1,900	91,878
	Macquarie Goodman Group	17,200	51,960
	Macquarie Infrastructure Group	22,300	57,195
	Minara Resources Ltd.	127,500	161,121
	National Australia Bank Ltd., Melbourne	9,000	222,082
	Oil Search Ltd.	18,600	45,897
	OneSteel Ltd.	64,500	169,769
	Pacific Brands Ltd.	12,800	26,129
	Promina Group Ltd.	9,000	32,572
	Publishing & Broadcasting Ltd.	1,600	19,286
	QBE Insurance Group Ltd.	8,900	118,459
	Qantas Airways Ltd.	7,800	19,947
	Rinker Group Ltd.	10,300	115,989
	Rio Tinto Limited	2,800	117,896
	Santos Ltd.	7,900	64,979
	Smorgon Steel Group Ltd.	156,400	172,498
	Sonic Healthcare Ltd.	3,000	32,707
	St. George Bank Ltd.	1,300	26,479
	Stockland	5,800	26,499
	Suncorp-Metway Ltd.	5,500	79,250
	Telstra Corp. Ltd.	8,200	25,814
	Wesfarmers Ltd.	1,700	45,381
	Westfield Group	10,800	134,137
	Westpac Banking Corp.	12,000	186,190
	Woodside Petroleum Ltd.	28,800	680,512
	Woolworth’s Ltd.	6,000	73,265
	Zinifex Ltd.	10,800	39,248

	TOTAL AUSTRALIA		$5,215,599

	AUSTRIA – 0.5%
	OMV AG	8,800	474,586
	Voestalpine AG	2,100	174,889

	TOTAL AUSTRIA		$649,475

	BELGIUM – 0.4%
	Fortis	15,800	449,719
	KBC Groep NV	1,800	146,690

	TOTAL BELGIUM		$596,409

	CANADA – 1.4%
	Atco Ltd.	6,500	$208,026
	BCE Inc.	16,900	417,242
	Canadian Imperial Bank of Commerce	2,800	171,163
	Laurentian Bank of Canada	7,900	203,001
	National Bank of Canada	7,300	365,525
	Sobeys Inc.	5,800	205,021
	Sun Life Financial, Inc.	12,600	469,926

	TOTAL CANADA		$2,039,904

	DENMARK – 0.8%
	A P Moller – Maersk A/S	10	90,412
	Danske Bank A/S	5,400	169,318
	Vestas Wind Systems A/S	40,600	878,562

	TOTAL DENMARK		$1,138,292

	FINLAND – 1.0%
	Kemira Oyj	13,000	172,781
	Nokia Oyj	30,000	499,035
	Rautaruukki Oyj	8,400	171,541
	Sampo Oyj	34,000	521,565

	TOTAL FINLAND		$1,364,922

	FRANCE – 10.2%
	Arcelor	35,800	849,938
	Assurances Generales de France	2,400	228,520
	BNP Paribas SA	23,100	1,751,026
	Bouygues	22,000	1,085,484
[5]	Business Objects SA	4,300	147,025
	Cap Gemini SA	5,100	187,336
	Christian Dior SA	1,600	128,378
	Cie De Saint-Gobain	11,200	613,415
	Cie Generale d’Optique Essilor International SA	5,000	411,668
	Compagnie Generale des Etablissements Michelin	3,100	167,332
	Credit Agricole SA	14,000	410,230
	European Aeronautic Defence and Space Co. NV	5,000	173,176
	France Telecommunications SA	30,800	800,258
	L’Oreal SA	4,700	345,567
	Peugeot SA	5,800	352,416
	Renault SA	7,900	684,045
	Sanofi-Aventis	7,400	592,418
	Schneider Electric SA	6,500	533,999
	Societe Generale	8,600	981,710
	STMicroelectronics NV	4,000	65,819
	Technip SA	8,600	463,491
	Thomson SA	20,800	392,114
	Total SA, Class B	5,600	$1,405,351
	Valeo SA	7,400	277,142
	Vallourec	600	269,651
	Veolia Environnement	12,600	524,439
	Vivendi Universal SA	17,400	548,018

	TOTAL FRANCE		$14,389,966

	GERMANY, FEDERAL REPUBLIC OF – 5.9%
	Allianz AG	12,200	1,722,802
	BASF AG	12,100	872,250
	Bayer AG	5,000	173,596
	DaimlerChrysler AG	17,200	861,432
	Deutsche Bank AG	3,500	327,722
	Deutsche Postbank AG	7,800	173,871
	Deutsche Telekom AG, Class REG	26,800	473,747
	E.On AG	11,500	1,041,933
	Fresenius Medical Care AG	900	126,413
	MAN AG	5,300	246,005
	RWE AG	8,500	542,754
	SAP AG	1,700	290,732
	Schering AG	3,300	203,558
	Siemens AG	5,800	431,380
	TUI AG	9,800	190,383
	ThyssenKrupp AG	4,200	85,267
	Volkswagen AG	9,700	528,355

	TOTAL GERMANY, FEDERAL REPUBLIC OF		$8,292,200

	GREECE – 0.1%
	Intracom SA	25,500	169,305
	HONG KONG – 2.1%
	BOC Hong Kong Holdings Ltd.	35,500	66,172
	CLP Holdings Ltd.	6,500	37,229
	Cheung Kong Holdings Ltd.	10,000	104,101
	Citic Pacific Ltd.	90,000	233,356
	Esprit Holdings Ltd.	104,000	737,194
	HSBC Holdings PLC	2,000	31,295
	Hang Lung Properties Ltd.	13,000	18,698
	Hang Seng Bank Ltd.	1,500	19,446
	Henderson Land Development Co., Ltd.	4,000	17,827
	Hong Kong & China Gas	29,000	59,668
	Hutchison Whampoa Ltd.	53,000	501,825
	Hysan Development Co., Ltd.	9,000	19,504
	Kerry Properties Ltd.	13,000	32,449
	Li & Fung Ltd.	14,000	29,889
	Lifestyle International Holdings Ltd.	14,000	20,227
	MTR Corp.	17,000	32,127
	New World Development Co., Ltd.	26,000	32,198
	PetroChina Co., Ltd.	224,000	170,483
	Shangri-La Asia Ltd.	284,000	$397,492
	Sun Hung Kai Properties Ltd.	4,000	37,874
	Swire Pacific Ltd.	6,500	58,233
	Techtronic Industries Co.	8,000	19,659
	Vtech Holdings Ltd.	42,000	178,790
	Wharf Holdings Ltd.	7,000	23,839
	Wing Lung Bank	2,700	19,330

	TOTAL HONG KONG		$2,898,905

	IRELAND – 0.5%
	Anglo Irish Bank Corp. PLC	21,100	285,747
	C&C Group PLC	15,000	92,580
	Irish Life & Permanent PLC	16,500	290,684

	TOTAL IRELAND		$669,011

	ITALY – 2.2%
	Banca Intesa SpA	48,100	224,529
	Banche Popolari Unite Scrl	10,200	215,879
	Benetton Group SpA	19,900	211,423
	ENI SpA	38,900	1,042,417
	IFIL - Investments SpA	67,200	276,439
	Milano Assicurazioni SpA	27,300	170,786
	San Paolo Imi SpA	19,200	276,813
	UniCredito Italian SpA	129,300	721,725

	TOTAL ITALY		$3,140,011

	JAPAN – 20.7%
	AEON Co., Ltd.	2,300	47,419
	Acom Co., Ltd.	3,500	226,398
	Advantest Corp.	1,400	100,541
	Aioi Insurance Co., Ltd.	29,000	205,025
	Alps Electric Co., Ltd.	5,900	93,155
	Amada Co., Ltd.	11,000	83,343
	Asahi Breweries Ltd.	13,200	164,079
	Asahi Kasei Corp.	56,000	298,256
	Astellas Pharma, Inc.	1,500	53,475
	Autobacs Seven Co., Ltd.	1,500	61,206
	Bank of Kyoto Ltd.	5,000	55,021
	Bank of Yokohama Ltd.	18,000	145,967
	Bridgestone Corp.	6,000	121,639
	CSK Holdings Corporation	3,400	131,140
	Canon, Inc.	15,400	803,007
	Capcom Co., Ltd.	17,000	169,985
	Casio Computer Co., Ltd.	3,100	46,602
	Central Japan Railway Co.	10	84,786
	Chiba Bank Ltd.	12,000	106,280
	Chubu Electric Power Co., Ltd.	10,400	257,297
	Chugoku Electric Power Co., Inc.	12,100	$241,667
	Cosmo Oil Company Ltd.	35,000	168,972
	Dai Nippon Printing Co., Ltd.	7,000	114,191
	Daiichi Sankyo Co., Ltd.	3,900	70,690
	Daiwa House Industry Co., Ltd.	9,000	120,144
	Daiwa Kosho Lease Co., Ltd.	9,000	54,351
	Daiwa Securities Group, Inc.	49,000	399,459
	Denki Kagaku Kogyo	22,000	80,131
	Denso Corp.	27,500	777,210
	East Japan Railway Co.	20	118,546
	Eisai Co., Ltd.	1,600	62,400
	Electric Power Development Co.	2,400	78,344
	FamilyMart Co., Ltd.	1,500	44,455
	Fanuc Ltd.	1,000	78,172
	Fast Retailing Co., Ltd.	400	27,970
	Fuji Electric Holdings Co., Ltd.	7,000	31,149
	Fuji Photo Film Co., Ltd.	3,500	110,343
	Fujitsu Ltd.	43,000	282,209
	Fukuyama Transporting Co., Ltd.	12,000	45,048
	Hankyu Department Stores	10,000	79,460
	Hitachi Chemical Co., Ltd.	3,300	70,870
	Hitachi High-Technologies Corp.	11,900	275,496
	Hitachi Ltd.	11,000	67,185
	Honda Motor Co., Ltd.	5,200	283,206
	Hosiden Corp.	2,700	26,000
	Hoya Corp.	2,400	83,704
	INPEX Corp.	4	28,039
	Ibiden Co., Ltd.	1,600	64,324
	Itochu Corp.	6,000	40,821
	Itochu Techno-Science Corp.	700	26,578
	JFE Holdings, Inc.	1,700	52,427
	Japan Tobacco, Inc.	10	158,062
	Joyo Bank Ltd.	16,000	106,383
	KDDI Corp.	20	114,080
	Kamigumi Co., Ltd.	5,000	41,019
	Kansai Electric Power Co., Inc.	14,100	309,471
	Kawasaki Heavy Industries Ltd.	40,000	103,771
	Kawasaki Kisen Kaisha Ltd.	6,000	37,213
	Keyence Corp.	1,600	366,154
	Kirin Brewery Co., Ltd.	3,000	33,116
	Komatsu Ltd.	14,000	184,967
	Kubota Corp.	22,000	158,938
	Kyocera Corp.	1,400	90,078
	Kyowa Hakko Kogyo Co., Ltd.	22,000	169,521
	Kyushu Electric Power Co., Inc.	7,700	164,702
	Maeda Road Construction Co., Ltd.	10,000	74,994
	Makita Corp.	6,500	150,202
	Marubeni Corp.	12,000	$55,871
	Matsushita Electric Industrial Co., Ltd.	16,000	290,697
	Mazda Motor Corp.	30,000	140,710
	Meiji Seika Kaisha Ltd.	17,000	88,205
	Millea Holdings, Inc.	10	179,538
	Ministop Co., Ltd.	8,300	170,763
	Mitsubishi Chemicals Holdings Corp.	17,000	105,730
	Mitsubishi Corp.	8,100	156,559
	Mitsubishi Electric Corp.	21,000	125,015
	Mitsubishi Estate Co., Ltd.	8,000	117,722
	Mitsubishi Gas Chemical Co., Inc.	9,000	61,000
	Mitsubishi Materials Corp.	19,000	64,960
	Mitsubishi Rayon Co., Ltd.	18,000	83,343
	Mitsubishi UFJ Financial Group, Inc.	50	622,799
	Mitsui & Co., Ltd.	10,000	122,240
	Mitsui Fudosan Co., Ltd.	2,000	32,557
	Mitsui Mining & Smelting Co., Ltd.	14,000	79,375
	Mitsui OSK Lines Ltd.	11,000	77,107
	Mizuho Financial Group, Inc.	100	663,173
	Mori Seiki Co., Ltd.	13,200	174,057
	Murata Manufacturing Co., Ltd.	600	29,740
	NEC Corp.	19,000	93,523
	NEC Infrontia Corp.	39,000	166,841
	NSK Ltd.	43,000	249,704
	NTT Data Corp.	10	34,619
	NTT DoCoMo, Inc.	100	171,807
	Ngk Spark Plug Co., Ltd.	4,000	63,878
	Nichirei Corp.	13,000	60,751
	Nidec Corporation	10,000	583,283
	Nihon Unisys Ltd.	3,300	34,670
	Nikko Cordial Corp.	6,500	78,172
	Nikon Corp.	2,000	25,496
	Nippon Express Co., Ltd.	25,000	135,942
	Nippon Kayaku Co., Ltd.	21,000	166,145
	Nippon Mining Holdings, Inc.	20,000	146,551
	Nippon Oil Corp.	43,000	363,105
	Nippon Paint Co., Ltd.	8,000	29,551
	Nippon Shinyaku Co., Ltd.	21,000	167,949
	Nippon Shokubai Co., Ltd.	2,000	21,545
	Nippon Soda Co., Ltd.	11,000	33,545
	Nippon Steel Corp.	138,000	489,597
	Nippon Suisan Kaisha Ltd.	44,200	176,177
	Nippon Telephone & Telegraph Corp.	200	938,064
	Nippon Yusen KK	4,000	24,053
	Nissan Chemical Industries Ltd.	2,000	23,142
	Nissan Motor Co., Ltd.	26,900	279,144
	Nisshin Oillio Group Ltd.	5,000	$29,465
	Nisshin Steel Co., Ltd.	19,000	59,900
	Nitto Denko Corp.	7,900	475,724
	Nomura Holdings, Inc.	9,700	147,154
	OJI Paper Co., Ltd.	55,000	278,284
	ORIX Corp.	4,100	763,225
	Obayashi Corp.	15,000	109,398
	Oki Electric Industry Co., Ltd.	14,000	43,295
	Ono Pharmaceutical Co., Ltd.	1,300	57,736
	Promise Co., Ltd.	1,700	106,606
	Ricoh Co., Ltd.	7,000	110,583
	Rohm Co., Ltd.	700	56,404
	SMC Corp.	6,000	794,262
	Sanyo Shinpan Finance Co., Ltd.	1,100	79,564
	Seiko Epson Corp.	1,600	39,172
	Sekisui Chemical Co., Ltd.	11,000	69,264
	Seven & I Holdings Co., Ltd.	5,400	176,273
	Sharp Corp.	50,000	682,931
	Shimizu Corp.	5,000	33,631
	Shin-Etsu Chemical Co., Ltd.	3,000	142,771
	Shinko Electric Industries	700	43,355
	Shinmaywa Industries Ltd.	28,000	166,687
	Shinsei Bank Ltd.	16,000	92,638
	Showa Shell Sekiyu KK	20,100	248,638
[5]	Snow Brand Milk Products Co., Ltd.	6,000	25,462
	Sony Corp.	5,100	164,728
	Sumitomo Bakelite Co., Ltd.	26,000	171,978
	Sumitomo Corp.	20,000	221,630
	Sumitomo Electric Industries Ltd.	6,200	81,062
	Sumitomo Heavy Industries Ltd.	10,000	69,582
	Sumitomo Metal Industries Ltd.	35,000	120,265
	Sumitomo Metal Mining Co., Ltd.	7,000	63,379
	Sumitomo Mitsui Financial Group, Inc.	130	1,194,915
	Sumitomo Realty & Development Co., Ltd.	4,000	64,256
	Sumitomo Trust & Banking Co., Ltd.	44,000	372,683
	Taiheiyo Cement Corp.	18,000	64,634
	Taisho Pharmaceutical Co., Ltd.	1,000	17,911
	Takeda Pharmaceutical Co., Ltd.	7,000	382,441
	Takefuji Corp.	700	48,767
	Tanabe Seiyaku Co., Ltd.	6,000	57,624
	Teijin Ltd.	5,000	29,637
	Terumo Corp.	2,000	60,304
	Tohoku Electric Power Co., Inc.	13,000	264,668
	Tokuyama Corp.	2,000	19,758
	Tokyo Electric Power Co., Inc.	8,100	200,743
	Tokyo Gas Co., Ltd.	44,000	172,356
	Tokyo Tatemono Co., Ltd.	3,000	24,740
	Tokyu Land Corp.	5,000	$39,473
	Toray Industries Inc.	7,000	38,725
	Toshiba Corp.	39,000	179,572
	Tosoh Corp.	7,000	30,848
	Toyo Suisan Kaisha Ltd.	3,000	51,800
	Toyo Tire & Rubber Co., Ltd.	31,000	174,693
	Toyota Motor Corp.	33,800	1,541,775
	UNY Co., Ltd.	17,000	210,583
	West Japan Railway Co.	20	70,784
	Yamada Denki Co., Ltd.	1,200	104,836
	Yamaha Corp.	3,800	66,919
	Yamaha Motor Co., Ltd.	4,100	87,523
	Yamato Holdings Co., Ltd.	2,000	32,798
	Yokohama Rubber Co., Ltd.	46,000	236,698

	TOTAL JAPAN		$29,086,778

	MEXICO – 0.3%
	Cemex SA de CV	36,100	187,638
	Telefonos de Mexico SA de CV	171,800	172,031

	TOTAL MEXICO		$359,669

	NETHERLANDS – 3.9%
	ABN AMRO Holdings NV	25,700	607,687
[5]	ASM Lithography Holding NV	5,100	86,180
	Aegon NV	40,200	604,630
	Buhrmann NV	17,600	194,475
	ING Groep NV	40,700	1,173,085
[5]	Koninklijke Ahold NV	36,000	251,099
	Koninklijke DSM NV	11,700	419,955
	Koninklijke KPN NV	41,200	392,047
	Nutreco Holdings NV	4,300	172,946
	Royal Dutch Shell PLC	31,500	971,338
	Stork NV	4,500	167,238
	Unilever NV	7,000	492,443

	TOTAL NETHERLANDS		$5,533,123

	NEW ZEALAND – 0.2%
	Fisher & Paykel Appliances Holdings Ltd.	76,400	172,144
	Telecom Corp. of New Zealand Ltd.	14,500	59,153

	TOTAL NEW ZEALAND		$231,297

	NORWAY – 0.6%
	Norsk Hydro ASA	4,900	490,200
	Orkla ASA	3,200	112,119
	Tandberg ASA	9,600	94,416
[5]	Tandberg Television ASA	6,400	79,664
	Yara International ASA	7,000	115,370

	TOTAL NORWAY		$891,769

	PORTUGAL – 0.2%
	Banco Comercial Portugues SA	66,500	$168,160
	Energias de Portugal SA	39,900	112,851

	TOTAL PORTUGAL		$281,011

	SINGAPORE – 0.7%
	CapitaLand Ltd.	10,000	18,775
	City Developments Ltd.	11,000	57,151
	DBS Group Holdings Ltd.	49,000	442,627
	Keppel Corp., Ltd.	4,000	27,395
	Keppel Land Ltd.	12,000	27,064
	MobileOne Ltd.	141,000	166,495
	Neptune Orient Lines Ltd.	11,000	19,743
	Overseas Chinese Banking Corp.	12,000	44,635
	SembCorp Industries Ltd.	13,000	20,647
	Singapore Airlines Ltd.	3,000	19,838
	Singapore Press Holdings Ltd.	12,000	31,740
	Singapore Telecommunications Ltd.	42,000	57,777
	United Overseas Seas Bank Ltd.	9,000	73,328

	TOTAL SINGAPORE		$1,007,215

	SOUTH AFRICA – 0.3%
	Remgro Ltd.	17,600	293,574
	Telkom SA Ltd.	10,600	200,276

	TOTAL SOUTH AFRICA		$493,850

	SPAIN – 4.2%
	Banco Bilbao Vizvaya Argentaria SA	69,100	1,218,178
	Banco Santander Central Hispano SA	69,100	881,129
	Ebro Puleva SA	10,300	171,706
	Fadesa Inmobiliaria SA	2,800	94,126
	Gestevision Telecinco SA	26,600	590,076
	Inditex SA	4,000	118,359
	Repsol YPF SA	50,500	1,503,360
	Telefonica SA	84,100	1,341,510

	TOTAL SPAIN		$5,918,444

	SWEDEN – 2.1%
	Atlas Copco AB	13,600	248,506
	ForeningsSparbanken AB	15,600	384,965
	Nordea Bank AB	60,000	587,733
	SKF AB	19,200	242,327
	Skandinaviska Enskilda Banken AB	12,400	231,250
	Telefonaktiebolaget LM Ericsson	152,000	496,308
	Volvo AB	17,200	707,414

	TOTAL SWEDEN		$2,898,503

	SWITZERLAND – 6.2%
	Baloise Holdings AG	5,400	$275,162
	Compagnie Financiere Richemont AG	3,500	133,149
[5]	Credit Suisse Group	38,600	1,704,944
	Nestle SA	1,900	565,867
	Nobel Biocare Holding AG	1,900	438,031
	Novartis AG	28,000	1,506,030
	Roche Holding AG	6,600	985,892
	Sika Ltd.	500	355,993
	Swatch Group AG	700	97,072
	Swisscom AG	1,300	428,006
	Syngenta AG	1,800	192,935
	UBS AG	11,400	968,162
	Zurich Financial Services AG	6,500	1,108,582

	TOTAL SWITZERLAND		$8,759,825

	UNITED KINGDOM – 20.2%
	ARM Holdings PLC	42,600	82,000
	Alliance & Leicester PLC	11,500	169,761
	Alliance Unichem PLC	21,000	286,395
	Anglo American PLC	4,300	127,104
	AstraZeneca PLC	28,200	1,264,321
	BAE Systems PLC	174,900	1,023,138
	BHP Billiton PLC	53,200	782,032
	BP PLC	145,500	1,607,018
	BT Group PLC	138,800	523,290
	Barclays PLC	179,900	1,783,168
	Barratt Developments PLC	7,500	100,425
	Bradford & Bingley PLC	28,100	172,960
[5]	British Airways PLC	63,400	338,898
	British American Tobacco PLC	9,300	204,610
	British Insurance Holdings PLC	115,900	172,320
	British Sky Broadcasting PLC	91,700	827,775
	Brown Group PLC	64,400	175,541
	DSG International PLC	114,200	291,073
	Dairy Crest Group PLC	20,400	162,666
	De La Rue PLC	25,000	172,575
	First Choice Holidays PLC	64,700	223,598
	GKN PLC	35,300	173,853
	GlaxoSmithKline PLC	71,700	1,864,292
	HBOS PLC	105,800	1,562,734
	HSBC Holdings PLC	49,300	775,314
	Hanson PLC	17,600	178,345
	Hays PLC	316,900	642,245
	Imperial Chemical Industries PLC	64,700	329,242
	Imperial Tobacco Group PLC	31,700	$908,965
	Inchcape PLC	7,700	280,757
	Johnson Matthey PLC	18,500	383,116
	Land Securities Group PLC	6,900	169,639
	Lloyds TSB Group PLC	21,200	173,361
	Man Group PLC	9,300	253,499
	National Grid PLC	62,600	572,292
	Northumbrian Water Group PLC	41,800	175,717
	O2 PLC	102,100	371,826
	Old Mutual PLC	72,300	168,602
	Pilkington PLC	122,100	331,199
	Reckitt Benckiser PLC	30,500	921,524
	Royal & Sun Alliance Insurance Group	168,500	287,061
	Royal Bank of Scotland Group PLC, Edinburgh	20,600	570,265
	Royal Dutch Shell B Shares	20,800	678,519
	Smith & Nephew PLC	51,500	435,721
	Smiths Group PLC	30,000	484,537
	Stagecoach Group PLC	64,100	121,683
	Tate & Lyle PLC	25,300	207,560
	Taylor Woodrow PLC	30,800	170,635
	Tesco PLC	111,800	595,142
	Tomkins PLC	80,300	374,160
	Unilever PLC	63,700	646,051
	United Business Media PLC	25,300	240,026
	United Utilities PLC	31,900	352,047
	Viridian Group PLC	12,600	173,732
	Vodafone Group PLC	513,000	1,346,124
	WPP Group PLC	63,271	621,542
	Xstrata PLC	13,700	313,539

	TOTAL UNITED KINGDOM		$28,345,534

	UNITED STATES – 7.1%
[5]	ASML Holding NV	31,700	$538,266
	Aracruz Celulose SA	10,400	398,320
	BP PLC	8,100	537,840
	Companhia de Bebidas Das Americas	10,700	379,850
	Elec & Eltek International Co., Ltd.	2,000	4,440
	HDFC Bank Ltd.	11,400	503,766
	Infosys Technologies Ltd.	6,800	462,400
	Kookmin Bank	7,600	443,992
	Korea Electric Power Corp.	23,000	375,590
	Manulife Financial Corp.	13,700	715,277
	Nokia Corp.	25,700	432,274
	POSCO	7,400	379,546
	Petroleo Brasileiro SA	6,900	440,910
	Samsung Electronics Co., Ltd.	2,100	560,700
	Sap Aktiengesellschaft	8,400	360,696
	State Bank of India Ltd.	6,000	258,840
	Suncor Energy Inc.	11,600	622,108
	Tatneft	3,100	197,005
	Teva Pharmaceutical Industries Ltd.	13,500	514,620
	Total SA	5,400	680,508
	Vodafone Group PLC	30,200	793,052
	Wal-Mart de Mexico SA de CV	8,200	399,545

	TOTAL UNITED STATES		$9,999,545

TOTAL COMMON STOCKS (IDENTIFIED COST $124,384,329)			$134,370,562

4MUTUAL FUND – 0.6%
	MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	818,940	$818,940

TOTAL INVESTMENTS – 96.1% (IDENTIFIED COST $125,203,269)			$135,189,502

OTHER ASSETS AND LIABILITIES – NET – 3.9%			$5,433,985

TOTAL NET ASSETS – 100%			$140,623,487

See Notes to Portfolios of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at October 31, 2005.

(1) Discount rate at time of purchase.

(2) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2005, these securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets

U.S. Government Bond Fund	$1,195,398	0.7%
Income Fund	4,233,104	2.3%
Intermediate-Term Bond Fund	507,800	0.2%
Balanced Fund	532,060	0.8%

(3) At October 31, 2005, 4.8% of the total investments at market value were subject to alternative minimum tax for New York Municipal Bond Fund. At October 31, 2005, the Maryland Municipal Bond Fund and the Pennsylvania Municipal Bond Fund held no securities that are subject to the federal alternative minimum tax.

(4) Affiliated company.

(5) Non-income producing security.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt	HEFA – Health and Education Facilities Authority
AMBAC – American Municipal Bond Assurance Corporation	HFA – Housing Finance Agency
ARM – Adjustable Rate Mortgage	IDA – Industrial Development Authority
COL – Collateralized	IDFA – Industrial Development Finance Authority
CP – Commercial Paper	INS – Insured
CSD – Central School District	LIQ – Liquidity Agreement
FGIC – Financial Guaranty Insurance Corporation	LOC(s) – Letter(s) of Credit
FHA – Federal Housing Administration	MTN – Medium Term Note
FNMA – Federal National Mortgage Association	PCA – Pollution Control Authority
FSA – Financial Security Assurance	PRF – Prerefunded
GNMA – Government National Mortgage Association	REMIC – Real Estate Mortgage Investment Conduit
GO – General Obligation	UT – Unlimited Tax
GTD – Guaranteed	VRDNs – Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes

Short Duration Government Bond Fund	$191,023,782
Short-Term Corporate Bond Fund	67,948,752
U.S. Government Bond Fund	156,888,594
New York Municipal Bond Fund	87,852,420
Pennsylvania Municipal Bond Fund	147,177,441
Maryland Municipal Bond Fund	108,622,370
Intermediate-Term Bond Fund	226,107,831
Income Fund	177,599,971
Managed Allocation Fund – Conservative Growth	9,456,940
Managed Allocation Fund – Moderate Growth	49,565,086
Managed Allocation Fund – Aggressive Growth	22,793,945
Balanced Fund	65,167,270
Equity Income Fund	74,853,276
Large Cap Value Fund	103,556,300
Equity Index Fund	70,914,906
Large Cap Stock Fund	342,950,281
Large Cap Growth Fund	47,972,204
Multi Cap Growth Fund	67,360,967
Mid Cap Stock Fund	133,594,070
Mid Cap Growth Fund	68,410,821
Small Cap Stock Fund	142,349,430
Small Cap Growth Fund	122,984,894
International Equity Fund	125,203,269

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund

ASSETS:
Investments in securities, at value	$ 187,461,546	$ 67,114,273	$ 155,464,373	$ 90,015,793
Income receivable	1,147,894	915,500	1,468,379	1,443,455
Receivable for shares sold	46,242	24,951	126,516	1,032,186
Receivable for investments sold	100,278	--	8,266,443	1,046,212
Prepaid expenses	6,455	4,449	--	1,722

TOTAL ASSETS	188,762,415	68,059,173	165,325,711	93,539,368

LIABILITIES:
Payable for investments purchased	--	258,376	--	1,040,970
Payable to bank	--	--	--	117,863
Income distribution payable	228,970	111,754	266,264	148,304
Payable for shares redeemed	251,262	98,950	220,583	25,947
Payable for transfer and dividend disbursing agent fees and expenses	14,416	10,928	31,589	17,699
Payable for audit fees	6,065	5,879	5,890	6,339
Payable for trustees’ fees	1,067	875	841	1,268
Payable for portfolio accounting fees	24,707	9,984	21,813	12,424
Payable for distribution services fee (Note 5)	527	78	7,447	865
Payable for shareholder services fee (Note 5)	649	14	8,744	13,998
Payable for printing and postage	4,869	3,114	4,962	4,283
Payable for insurance premiums	7,495	5,268	7,055	5,685
Accrued expenses	--	--	14,735	--

TOTAL LIABILITIES	540,027	505,220	589,923	1,395,645

NET ASSETS	$ 188,222,388	$ 67,553,953	$ 164,735,788	$ 92,143,723

NET ASSETS CONSIST OF:
Paid-in capital	$ 193,902,323	$ 69,716,765	$ 175,789,873	$ 89,950,406
Net unrealized appreciation (depreciation) of investments	(3,496,956)	(834,479)	(998,391)	2,137,126
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,225,319)	(1,332,243)	(10,129,586)	53,115
Undistributed (distributions in excess of) net investment income	42,340	3,910	73,892	3,076

TOTAL NET ASSETS	$ 188,222,388	$ 67,553,953	$ 164,735,788	$ 92,143,723

Class A Shares	$ 4,876,237	$ 274,814	$ 43,448,818	$ 51,935,334

Class B Shares	$ 156,570	$ 60,415	$ 344,893	$ 1,354,948

Institutional I Shares	$ 183,189,581	$ 67,218,724	$ 120,942,077	$ 38,853,441

SHARES OUTSTANDING:
Class A Shares	511,993	28,225	4,689,995	4,959,870

Class B Shares	16,438	6,205	37,230	129,400

Institutional I Shares	19,234,047	6,903,503	13,054,522	3,710,543

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 152,845,709	$ 112,567,163	$ 222,332,817	$ 176,937,602	$ 9,345,130	$ 49,851,203
2,417,702	1,692,730	2,363,403	2,027,367	19,019	52,022
--	95	50,725	61,901	19,661	37,947
--	--	12,091,581	9,463,204	--	--
2,014	7,896	--	1,950	--	--

155,265,425	114,267,884	236,838,526	188,492,024	9,383,810	49,941,172

--	--	991,350	991,350	--	--
--	--	--	--	--	--
438,334	291,407	568,072	367,307	--	--
97,056	--	380,361	333,295	2,565	75,469
12,090	13,588	11,469	18,627	10,936	41,067
5,925	6,130	6,095	6,561	6,009	6,248
955	1,070	1,100	1,205	1,063	1,164
20,574	15,384	30,816	25,026	2,180	7,061
906	2,914	267	3,102	1,730	16,174
170	405	394	7,863	--	7,625
3,163	2,909	6,159	4,811	4,818	12,262
7,024	6,112	8,316	7,377	4,242	4,982
--	--	7,275	1,114	1,388	4,185

586,197	339,919	2,011,674	1,767,638	34,931	176,237

$ 154,679,228	$ 113,927,965	$ 234,826,852	$ 186,724,386	$ 9,348,879	$ 49,764,935

$ 151,065,880	$ 109,730,263	$ 257,451,791	$ 189,231,081	$ 9,131,558	$ 45,952,502
5,577,454	3,888,102	(2,756,675)	(2,682,361)	(111,810)	286,117
(1,929,576)	341,962	(19,896,730)	319,313	314,529	3,505,968
(34,530)	(32,362)	28,466	(143,647)	14,602	20,348

$ 154,679,228	$ 113,927,965	$ 234,826,852	$ 186,724,386	$ 9,348,879	$ 49,764,935

$ 7,501,944	$ 17,534,025	$ 2,151,967	$ 8,028,494	$ 5,738,102	$ 28,928,389

$ 684,531	$ 1,966,132	$ 121,361	$ 1,762,423	$ 3,610,777	$ 20,836,546

$ 146,492,753	$ 94,427,808	$ 232,553,524	$ 176,933,469	$ --	$ --

741,494	1,724,084	219,785	813,955	579,275	2,789,788

67,556	192,953	12,395	181,040	365,658	2,033,491

14,479,056	9,275,768	23,750,563	18,175,021	--	--

October 31, 2005 (unaudited)	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share, no par value, unlimited shares authorized
Class A Shares	$ 9.52	$ 9.74	$ 9.26	$ 10.47

Class B Shares	$ 9.52	$ 9.74	$ 9.26	$ 10.47

Institutional I Shares	$ 9.52	$ 9.74	$ 9.26	$ 10.47

Offering Price Per Share*
Class A Shares	$ 9.81 ****	$ 10.04 ****	$ 9.70 **	$ 10.96 **

Class B Shares	$ 9.52	$ 9.74	$ 9.26	$ 10.47

Institutional I Shares	$ 9.52	$ 9.74	$ 9.26	$ 10.47

Redemption Proceeds Per Share*
Class A Shares	$ 9.52	$ 9.74	$ 9.26	$ 10.47

Class B Shares	$ 9.04*****	$ 9.25*****	$ 8.80*****	$ 9.95*****

Institutional I Shares	$ 9.52	$ 9.74	$ 9.26	$ 10.47

Investments, at identified cost	$ 190,973,420	$ 67,948,752	$ 156,462,764	$ 87,878,667

Investments in affiliated issuers	$ --	$ --	$ --	$ --

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/95.5 of net asset value.

*** Computation of offering price per share 100/96.00 of net asset value.

**** Computation of offering price per share 100/97.00 of net asset value.

***** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 10.12	$ 10.17	$ 9.79	$ 9.86	$ 9.91	$ 10.37

$ 10.13	$ 10.19	$ 9.79	$ 9.73	$ 9.87	$ 10.25

$ 10.12	$ 10.18	$ 9.79	$ 9.73	$ --	$ --

$ 10.60**	$ 10.65**	$ 10.25**	$ 10.32**	$ 10.32***	$ 10.86**

$ 10.13	$ 10.19	$ 9.79	$ 9.73	$ 9.87	$ 10.25

$ 10.12	$ 10.18	$ 9.79	$ 9.73	$ --	$ --

$ 10.12	$ 10.17	$ 9.79	$ 9.86	$ 9.91	$ 10.37

$ 9.62*****	$ 9.68*****	$ 9.30*****	$ 9.24*****	$ 9.38*****	$ 9.74*****

$ 10.12	$ 10.18	$ 9.79	$ 9.73	$ --	$ --

$ 147,268,255	$ 108,679,061	$ 225,089,492	$ 177,599,971	$ 9,456,940	$ 49,565,086

$ 1,093,159	$ 674,655	$ --	$ --	$ 9,345,130	$ 49,851,203

October 31, 2005 (unaudited)	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

ASSETS:
Investments in securities, at value	$ 23,201,656	$ 71,009,320
Cash	--	--
Income receivable	5,284	229,748
Receivable for shares sold	11,074	71,235
Receivable for investments sold	--	543,228
Prepaid expenses	--	7,900

TOTAL ASSETS	23,218,014	71,861,431

LIABILITIES:
Payable for investments purchased	--	999,305
Payable to bank	--	--
Payable for shares redeemed	17,723	199,850
Written options, at value (premium of $5,577)	--	--
Payable for custodian fees	397	1,538
Payable for transfer and dividend disbursing agent fees and expenses	21,452	23,741
Payable for audit fees	6,301	4,618
Payable for trustees’ fees	1,255	115
Payable for portfolio accounting fees	3,801	11,359
Payable for distribution services fee (Note 5)	4,051	11,660
Payable for shareholder services fee (Note 5)	--	4,749
Payable for printing and postage	10,327	7,156
Payable for insurance premiums	4,614	4,919
Accrued expenses	3,261	--

TOTAL LIABILITIES	73,182	1,269,010

NET ASSETS	$ 23,144,832	$ 70,592,421

NET ASSETS CONSIST OF:
Paid-in capital	$ 20,915,511	$ 116,037,262
Net unrealized appreciation (depreciation) of investments, options and translation of assets & liabilities in foreign currency	407,711	5,842,050
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,913,366	(51,497,561)
Undistributed (distributions in excess of) net investment income	(91,756)	210,670

TOTAL NET ASSETS	$ 23,144,832	$ 70,592,421

Class A Shares	$ 14,750,574	$ 22,599,786

Class B Shares	$ 8,394,258	$ 10,478,238

Institutional I Shares	$ --	$ 37,514,397

SHARES OUTSTANDING:
Class A Shares	1,434,949	1,724,222

Class B Shares	834,046	799,142

Institutional I Shares	--	2,851,577

Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 72,740,338	$ 111,704,961	$ 85,208,751	$ 391,024,589	$ 49,692,266	$ 70,749,725
--	--	88,688	--	--	--
125,594	79,025	--	208,273	26,302	44,178
6,185	156,692	13,065	159,734	18,399	32,447
1,537,643	883,095	477,162	3,335,606	--	987,807
4,586	1,599	30,000	--	--	14,622

74,414,346	112,825,372	85,817,666	394,728,202	49,736,967	71,828,779

1,287,718	--	355,485	--	136,730	648,215
--	--	--	509,493	--	18
141,226	47,214	12,221	620,393	--	338,902
--	--	--	--	--	3,795
1,302	1,892	1,698	6,026	885	1,285
13,275	16,582	15,350	47,303	13,152	35,022
6,010	6,646	6,027	6,176	6,169	5,738
757	1,517	969	1,098	1,161	786
10,179	14,500	12,942	50,552	7,177	10,402
979	3,808	1,496	14,692	1,047	9,394
3,341	9,535	252	40,956	2,926	4,006
3,277	4,255	4,486	20,501	5,041	20,930
5,274	6,064	5,619	11,343	4,930	5,476
--	--	6,978	12,650	4,119	--

1,473,338	112,013	423,523	1,341,183	183,337	1,083,969

$ 72,941,008	$ 112,713,359	$ 85,394,143	$ 393,387,019	$ 49,553,630	$ 70,744,810

$ 58,113,312	$ 97,033,514	$ 94,415,515	$ 364,077,816	$ 51,577,427	$ 107,694,838
(2,112,938)	8,148,661	14,293,845	38,872,518	1,720,062	3,390,540
16,944,824	7,484,607	(23,394,796)	(9,797,480)	(3,780,062)	(40,428,772)
(4,190)	46,577	79,579	234,165	36,203	88,204

$ 72,941,008	$ 112,713,359	$ 85,394,143	$ 393,387,019	$ 49,553,630	$ 70,744,810

$ 4,798,061	$ 27,534,402	$ 5,158,046	$ 37,428,932	$ 2,652,896	$ 18,781,965

$ 256,642	$ 908,193	$ 547,596	$ 9,967,951	$ 1,254,184	$ 8,410,590

$ 67,886,305	$ 84,270,764	$ 79,688,501	$ 345,990,136	$ 45,646,550	$ 43,552,255

488,019	2,320,645	514,268	4,300,442	343,644	1,252,866

26,201	77,564	54,741	1,206,693	170,445	587,594

6,930,545	7,103,642	7,946,416	40,035,299	5,917,443	2,855,610

October 31, 2005 (unaudited)	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share, no par value, unlimited shares authorized
Class A Shares	$ 10.28	$ 13.11

Class B Shares	$ 10.06	$ 13.11

Institutional I Shares	$ --	$ 13.16

Offering Price Per Share*
Class A Shares	$ 10.82**	$ 13.87***

Class B Shares	$ 10.06	$ 13.11

Institutional I Shares	$ --	$ 13.16

Redemption Proceeds Per Share*
Class A Shares	$ 10.28	$ 13.11

Class B Shares	$ 9.56****	$ 12.45****

Institutional I Shares	$ --	$ 13.16

Investments, at identified cost	$ 22,793,945	$ 65,167,270

Investments in affiliated issuers	$ 23,201,656	$ 1,341,327

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/95 of net asset value.

*** Computation of offering price per share 100/94.50 of net asset value.

**** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 9.83	$ 11.86	$ 10.03	$ 8.70	$ 7.72	$ 14.99

$ 9.80	$ 11.71	$ 10.00	$ 8.26	$ 7.36	$ 14.31

$ 9.80	$ 11.86	$ 10.03	$ 8.64	$ 7.71	$ 15.25

$ 10.40***	$ 12.55***	$ 10.61***	$ 9.21***	$ 8.17***	$ 15.86***

$ 9.80	$ 11.71	$ 10.00	$ 8.26	$ 7.36	$ 14.31

$ 9.80	$ 11.86	$ 10.03	$ 8.64	$ 7.71	$ 15.25

$ 9.83	$ 11.86	$ 10.03	$ 8.70	$ 7.72	$ 14.99

$ 9.31****	$ 11.12****	$ 9.50****	$ 7.85****	$ 6.99****	$ 13.59****

$ 9.80	$ 11.86	$ 10.03	$ 8.64	$ 7.71	$ 15.25

$ 74,853,276	$ 103,556,300	$ 70,914,906	$ 342,950,281	$ 47,972,204	$ 67,360,967

$ 863,833	$ 2,566,398	$ 1,337,440	$ --	$ 60,587	$ 773,079

October 31, 2005 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

ASSETS:
Investments in securities, at value	$ 145,537,629	$ 85,497,468	$ 173,143,399	$ 132,366,066	$135,189,502
Cash	--	--	--	116,382	5,433
Cash denominated in foreign currencies (identified cost $102,331)	--	--	--	--	102,017
Income receivable	121,460	24,690	97,594	42,964	301,350
Receivable for shares sold	195,222	57,445	32,722	52,031	35,629
Receivable for foreign currency sold	--	--	--	--	19,473
Receivable for investments sold	--	--	1,548,100	19,395,074	105,911,632
Prepaid expenses	--	--	--	1,156	--

TOTAL ASSETS	145,854,311	85,579,603	174,821,815	151,973,673	241,565,036

LIABILITIES:
Payable for investments purchased	164,709	191,751	1,302,528	11,570,880	100,575,502
Payable for shares redeemed	72,352	61,349	37,360	508,490	192,611
Written options, at value (premium of $22,578 and $24,149, respectively)	16,170	19,800	--	--	--
Payable for foreign currency purchased	--	--	--	--	36,310
Payable for transfer and dividend disbursing agent fees and expenses	20,499	15,198	14,969	47,898	22,546
Payable for audit fees	6,021	6,049	6,262	5,712	6,227
Payable for trustees’ fees	971	984	1,074	702	1,276
Payable for portfolio accounting fees	18,897	11,389	22,308	17,758	21,602
Payable for distribution services fee (Note 5)	8,461	1,335	933	14,732	3,522
Payable for shareholder services fee (Note 5)	10,302	5,745	48,881	6,968	11,145
Payable for printing and postage	10,895	3,965	4,252	24,505	7,119
Accrued expenses	11,294	1,223	6,520	--	63,689

TOTAL LIABILITIES	340,571	318,788	1,445,087	12,197,645	100,941,549

NET ASSETS	$ 145,513,740	$ 85,260,815	$ 173,376,728	$ 139,776,028	$140,623,487

NET ASSETS CONSIST OF:
Paid-in capital	$ 107,983,017	$ 58,507,639	$ 131,771,020	$ 132,821,764	$116,631,795
Net unrealized appreciation (depreciation) of investments, options and translation of assets & liabilities in foreign currency	11,949,967	17,090,996	30,793,969	9,381,172	9,829,507
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	25,469,685	9,905,487	10,956,875	(2,080,102)	12,925,589
Undistributed (distributions in excess of) net investment income	111,071	(243,307)	(145,136)	(346,806)	1,236,596

TOTAL NET ASSETS	$ 145,513,740	$ 85,260,815	$ 173,376,728	$ 139,776,028	$140,623,487

Class A Shares	$ 61,519,657	$ 6,859,295	$ 5,244,575	$ 51,995,606	$ 9,919,168

Class B Shares	$ 2,770,326	$ 455,065	$ 1,265,844	$ 2,588,710	$ 578,284

Class C Shares	$ --	$ --	$ --	$ 374,940	$ --

Institutional I Shares	$ 81,223,757	$ 77,946,455	$ 166,866,309	$ 84,816,772	$130,126,035

SHARES OUTSTANDING:
Class A Shares	3,574,723	432,761	573,995	3,069,751	865,741

Class B Shares	169,273	29,036	145,406	158,785	51,639

Class C Shares	--	--	--	22,794	--

Institutional I Shares	4,716,234	4,877,523	18,300,457	4,924,291	11,429,359

October 31, 2005 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share, no par value, unlimited shares authorized
Class A Shares	$ 17.21	$ 15.85	$ 9.14	$ 16.94	$ 11.46

Class B Shares	$ 16.37	$ 15.67	$ 8.71	$ 16.30	$ 11.20

Class C Shares	$ --	$ --	$ --	$ 16.45	$ --

Institutional I Shares	$ 17.22	$ 15.98	$ 9.12	$ 17.22	$ 11.39

Offering Price Per Share*
Class A Shares	$ 18.21**	$ 16.77**	$ 9.67**	$ 17.93**	$ 12.13**

Class B Shares	$ 16.37	$ 15.67	$ 8.71	$ 16.30	$ 11.20

Class C Shares	$ --	$ --	$ --	$ 16.45	$ --

Institutional I Shares	$ 17.22	$ 15.98	$ 9.12	$ 17.22	$ 11.39

Redemption Proceeds Per Share*
Class A Shares	$ 17.21	$ 15.85	$ 9.14	$ 16.94	$ 11.46

Class B Shares	$ 15.55***	$ 14.89***	$ 8.27***	$ 15.49***	$ 10.64***

Class C Shares	$ --	$ --	$ --	$ 16.29****	$ --

Institutional I Shares	$ 17.22	$ 15.98	$ 9.12	$ 17.22	$ 11.39

Investments, at identified cost	$133,594,070	$ 68,410,821	$142,349,430	$122,984,894	$ 125,203,269

Investment in affiliated issuers	$ 2,624,484	$ 1,491,771	$ 3,143,880	$ 5,557,957	$ 818,940

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/94.50 of net asset value.

*** Computation of redemption price per share 95/100 of net asset value.

**** Computation of redemption price per share 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund

INVESTMENT INCOME:
Dividends	$ 27,381	$ --	$ --
Interest	3,357,954(b)	1,322,642(b)	4,291,753(c)

TOTAL INVESTMENT INCOME	3,385,335	1,322,642	4,291,753

EXPENSES:
Investment advisory fee (Note 5)	590,403	258,217	600,441
Administrative personnel and services fee (Note 5)	64,678	24,248	56,382
Custodian fees	4,920	1,844	4,289
Transfer and dividend disbursing agent fees and expenses	19,599	16,852	17,159
Trustees’ fees	3,936	3,944	3,857
Auditing fees	6,833	6,757	6,855
Legal fees	1,680	1,727	1,767
Portfolio accounting fees	37,231	15,192	32,712
Distribution services fee--Class A Shares (Note 5)	6,625	367	56,062
Distribution services fee--Class B Shares (Note 5)	480	170	1,206
Shareholder services fee--Class A Shares (Note 5)	6,638	367	56,038
Shareholder services fee--Class B Shares (Note 5)	161	60	402
Shareholder services fee--Institutional I Shares (Note 5)	239,193	91,792	157,862
Share registration costs	17,613	16,092	16,680
Printing and postage	4,824	2,673	5,404
Insurance premiums	7,625	5,622	7,333
Miscellaneous	8,068	1,511	15,827

TOTAL EXPENSES	1,020,507	447,435	1,040,276

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee/reimbursement (Note 5)	(108,130)	(78,018)	(48,180)
Waiver of distribution services fee--Class A Shares (Note 5)	(3,988)	(102)	(44,943)
Waiver of distribution services fee--Class B Shares (Note 5)	--	--	--
Waiver of shareholder services fee--Class A Shares (Note 5)	(2,659)	(352)	(42,696)
Waiver of shareholder services fee--Class B Shares (Note 5)	(141)	--	(12)
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(239,193)	(91,792)	(157,862)
Reimbursement of other operating expenses (Note 5)	--	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(354,111)	(170,264)	(293,693)

Net expenses	666,396	277,171	746,583

Net investment income	2,718,939	1,045,471	3,545,170

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(113,052)	570	130,506
Net change in unrealized appreciation (depreciation) of investments	(1,458,988)	(465,993)	(3,694,670)

Net realized and unrealized gain (loss) on investments	(1,572,040)	(465,423)	(3,564,164)

Change in net assets resulting from operations	$ 1,146,899	$ 580,048	$ (18,994)

(a) Including $14,682, $6,784, $120,803 and $342,045 received from affiliated issuers, respectively (Note 5).

(b) Including stock loan income of $3,308 and $1,574.

(c) Net of dollar roll expense of $265,807 and including dollar roll income of $482,522 and stock loan income of $7,083.

(d) Net of dollar roll expense of $564,995 and including dollar roll income of $956,445 and stock loan income of $12,363.

(e) Net of dollar roll expense of $316,590 and including dollar roll income of $546,257 and stock loan income of $2,514.

(f) Including realized gain/(loss) of ($219) and $88,049 on sales of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ --	$ 14,682(a)	$ 6,784(a)	$ --	$ --	$ 120,803(a)	$ 342,045(a)
2,042,395	3,609,272	2,732,560	5,816,528(d)	4,749,290(e)	--	--

2,042,395	3,623,954	2,739,344	5,816,528	4,749,290	120,803	342,045

318,722	571,835	414,849	868,231	574,316	12,170	63,559
29,920	53,700	38,955	81,525	62,883	3,200	16,709
2,277	4,085	2,963	6,201	4,786	243	1,271
30,173	18,679	19,098	17,678	26,927	19,495	57,021
4,139	3,959	3,912	3,969	4,573	3,867	3,966
7,101	6,766	6,838	6,817	7,538	6,710	6,955
1,856	1,730	1,606	1,681	2,082	1,687	1,738
18,363	31,235	23,194	46,372	36,490	3,947	11,220
65,716	10,388	23,686	2,885	10,269	7,475	37,479
4,001	3,261	7,297	462	7,158	14,085	78,027
65,526	10,388	23,800	2,853	10,622	7,475	37,476
1,336	710	2,201	155	2,398	4,695	26,004
46,777	192,631	121,877	307,042	225,970	--	--
16,807	17,350	16,475	18,109	18,575	12,577	14,173
5,525	3,348	3,911	3,483	6,385	5,409	16,143
5,754	7,225	6,133	8,434	8,287	4,239	4,970
1,728	1,714	1,511	2,109	1,669	936	1,895

625,721	939,004	718,306	1,378,006	1,010,928	108,210	378,606

(137,303)	(31,429)	(112,745)	(159,173)	(27,045)	(12,170)	(8,944)
(65,716)	(7,680)	(13,350)	(2,308)	--	(7,475)	(19,506)
--	--	--	--	--	(3,568)	--
(18,400)	(10,388)	(23,840)	(577)	(9,801)	(7,475)	(18,007)
(107)	(22)	(98)	(37)	(288)	(4,695)	--
(46,777)	(129,728)	(121,877)	(307,042)	(180,998)	--	--
--	--	--	--	--	(13,632)	--

(268,303)	(179,247)	(271,910)	(469,137)	(218,132)	(49,015)	(46,457)

357,418	759,757	446,396	908,869	792,796	59,195	332,149

1,684,977	2,864,197	2,292,948	4,907,659	3,956,494	61,608	9,896

(17,585)	377,794	204,662	(528,344)	119,152	(219)(f)	88,049 (f)
(1,300,344)	(2,668,847)	(1,882,824)	(4,332,931)	(4,253,211)	94,450	1,839,836

(1,317,929)	(2,291,053)	(1,678,162)	(4,861,275)	(4,134,059)	94,231	1,927,885

$ 367,048	$ 573,144	$ 614,786	$ 46,384	$ (177,565)	$ 155,839	$ 1,937,781

Six Months Ended October 31, 2005 (unaudited)	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

INVESTMENT INCOME:
Dividends	$ 50,398(a)	$ 507,183(a)(b)
Interest	--	698,380(c)

TOTAL INVESTMENT INCOME	50,398	1,205,563

EXPENSES:
Investment advisory fee (Note 5)	29,500	331,384
Administrative personnel and services fee (Note 5)	7,755	33,537
Custodian fees	590	2,549
Transfer and dividend disbursing agent fees and expenses	42,857	25,796
Trustees’ fees	4,000	3,277
Auditing fees	6,975	5,582
Legal fees	1,719	1,431
Portfolio accounting fees	6,352	19,874
Distribution services fee--Class A Shares (Note 5)	18,906	30,829
Distribution services fee--Class B Shares (Note 5)	31,781	43,318
Shareholder services fee--Class A Shares (Note 5)	18,906	31,065
Shareholder services fee--Class B Shares (Note 5)	10,594	14,510
Shareholder services fee--Institutional I Shares (Note 5)	--	58,655
Share registration costs	11,988	13,583
Printing and postage	11,248	14,308
Insurance premiums	4,560	5,508
Miscellaneous	1,451	421

TOTAL EXPENSES	209,182	635,627

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee/reimbursement (Note 5)	(10,994)	(18,803)
Waiver of distribution services fee--Class A Shares (Note 5)	(18,906)	(1,243)
Waiver of distribution services fee--Class B Shares (Note 5)	(7,628)	--
Waiver of shareholder services fee--Class A Shares (Note 5)	(18,906)	(31,065)
Waiver of shareholder services fee--Class B Shares (Note 5)	(10,594)	(3,406)
Waiver of shareholder services fee--Institutional I Shares (Note 5)	--	(55,679)
Reimbursement of other operating expenses (Note 5)	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(67,028)	(110,196)

Net expenses	142,154	525,431

Net investment income	(91,756)	680,132

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
Net realized gain (loss) on investments	44,362 (d)	3,990,137
Net change in unrealized appreciation (depreciation) of investments and options	1,314,226	(1,153,162)

Net realized and unrealized gain on investments and options	1,358,588	2,836,975

Change in net assets resulting from operations	$ 1,266,832	$ 3,517,107

(a) Including $50,398, $21,407, $9,852, $23,171, $5,536, $132,349, $2,618 and $18,461 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $1,746, $3,525, $36,146 and $4,036, respectively.

(c) Including $720 of stock loan income.

(d) Including realized gain of $44,362 on sales of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 1,116,300(a)	$ 921,435(a)(b)	$ 904,334(a)	$ 3,114,168(a)(b)	$ 344,879(a)	$ 422,813(a)(b)
--	--	--	--	--	--

1,116,300	921,435	904,334	3,114,168	344,879	422,813

274,352	389,898	102,063	1,749,605	226,092	274,052
25,761	36,603	33,540	135,262	17,483	25,736
1,960	2,785	2,551	8,935	1,330	1,958
17,694	20,752	19,979	40,859	18,435	33,906
3,595	3,895	4,006	4,529	3,910	3,827
6,750	7,022	6,882	7,411	6,857	6,565
1,678	1,513	1,798	1,956	1,632	1,645
16,085	21,991	20,278	75,821	11,527	15,925
6,190	23,469	4,983	48,962	3,104	25,230
896	3,391	2,040	41,117	4,852	33,688
6,208	29,043	6,470	49,835	3,066	25,671
299	1,129	679	13,607	1,617	11,219
91,424	103,499	120,225	438,132	61,557	60,712
16,506	16,324	16,510	12,145	16,865	15,836
5,575	5,348	5,462	30,568	4,910	23,183
5,328	5,508	5,945	12,557	4,868	5,760
1,745	1,586	2,809	2,470	1,716	1,679

482,046	673,756	356,220	2,673,771	389,821	566,592

(8,613)	(2,506)	(78,937)	(23,766)	(31,017)	(34,230)
(1,245)	(15,232)	--	--	(1,858)	(2,054)
--	--	--	--	--	--
(3,982)	(24,924)	(5,873)	(45,919)	(1,592)	(25,671)
--	--	--	--	--	(3,160)
(73,169)	(57,690)	(120,225)	--	(46,712)	(43,861)
--	--	--	(270,548)	--	--

(87,009)	(100,352)	(205,035)	(340,233)	(81,179)	(108,976)

395,037	573,404	151,185	2,333,538	308,642	457,616

721,263	348,031	753,149	780,630	36,237	(34,803)

1,318,572	768,757	(1,942,610)	21,752,095	(238,300)	438,658
(765,598)	8,094,508	6,123,346	(7,474,164)	1,957,048	5,052,977

552,974	8,863,265	4,180,736	14,277,931	1,718,748	5,491,635

$ 1,274,237	$ 9,211,296	$ 4,933,885	$ 15,058,561	$ 1,754,985	$ 5,456,832

Six Months Ended October 31, 2005 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

INVESTMENT INCOME:
Dividends	$ 969,749(a)(b)	$ 231,146(a)(b)	$ 975,543(a)	$ 524,094(a)(b)	$ 1,862,118(a)(b)
Interest	--	28,616	--	--	22,198

TOTAL INVESTMENT INCOME	969,749	259,762	975,543	524,094	1,884,316

EXPENSES:
Investment advisory fee (Note 5)	628,380	372,721	740,664	597,280	697,370
Administrative personnel and services fee (Note 5)	48,583	28,818	57,261	46,178	45,832
Custodian fees	3,696	2,192	4,357	3,513	93,941
Transfer and dividend disbursing agent fees and expenses	34,506	20,872	21,229	81,974	23,990
Trustees’ fees	4,177	4,034	4,181	4,394	3,835
Auditing fees	7,212	6,974	7,191	7,353	7,958
Legal fees	2,028	1,533	1,950	2,169	1,597
Portfolio accounting fees	28,675	17,731	33,535	27,255	26,979
Distribution services fee--Class A Shares (Note 5)	65,748	8,686	6,642	60,627	9,643
Distribution services fee--Class B Shares (Note 5)	10,390	1,569	4,754	10,044	1,804
Distribution services fee--Class C Shares (Note 5)	--	--	--	435	--
Shareholder services fee--Class A Shares (Note 5)	75,873	8,699	6,422	67,382	12,549
Shareholder services fee--Class B Shares (Note 5)	3,463	523	1,566	3,245	602
Shareholder services fee--Class C Shares (Note 5)	--	--	--	181	--
Shareholder services fee--Institutional I Shares (Note 5)	102,341	100,283	209,660	104,345	161,166
Share registration costs	17,260	16,554	18,770	22,180	17,922
Printing and postage	16,085	5,131	6,061	44,942	9,310
Insurance premiums	6,800	5,700	7,055	7,874	5,927
Miscellaneous	1,220	1,579	1,699	2,953	1,813

TOTAL EXPENSES	1,056,437	603,599	1,132,997	1,094,324	1,122,238

(a) Including $40,457, $28,616, $62,271, $139,630 and $15,032 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $8,032, $9,257, $11,915 and $195,616, respectively.

See Notes which are an integral part of the Financial Statements

Six Months Ended October 31, 2005 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee/reimbursement (Note 5)	(37,175)	(23,420)	(6,447)	(89,171)	(317)
Waiver of distribution services fee--Class A Shares (Note 5)	(37,878)	(2,437)	(5,871)	--	(3,018)
Waiver of shareholder services fee--Class A Shares (Note 5)	(69,442)	(6,616)	--	(67,382)	(12,575)
Waiver of shareholder services fee--Class B Shares (Note 5)	--	--	--	(269)	(241)
Waiver of shareholder services fee--Class C Shares (Note 5)	--	--	--	(38)	--
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(53,264)	(68,269)	--	(66,851)	(96,611)

TOTAL WAIVERS AND REIMBURSEMENTS	(197,759)	(100,742)	(12,318)	(223,711)	(112,762)

Net expenses	858,678	502,857	1,120,679	870,613	1,009,476

Net investment income (loss)	111,071	(243,095)	(145,136)	(346,519)	874,840

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments, options and foreign currency transactions	1,461,027	4,229,694	8,154,179	5,902,405	17,079,949
Net change in unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	12,300,903	6,285,154	11,699,965	15,458,777	(10,821,004)

Net realized and unrealized gain on investments, options and foreign currency transactions	13,761,930	10,514,848	19,854,144	21,361,182	6,258,945

Change in net assets resulting from operations	$13,873,001	$10,271,753	$19,709,008	$21,014,663	$ 7,133,785

STATEMENTS OF CHANGES IN NET ASSETS

	Short Duration Government Bond Fund

	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 2,718,939	$ 4,949,306
Net realized gain (loss) on investments	(113,052)	(384,783)
Net change in unrealized appreciation (depreciation) of investments	(1,458,988)	(999,461)

Change in net assets resulting from operations	1,146,899	3,565,062

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(65,738)	(165,762)
Class B Shares	(1,258)	(1,956)
Institutional I Shares	(2,606,391)	(4,781,964)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(2,673,387)	(4,949,682)

SHARE TRANSACTIONS:
Proceeds from sale of shares	17,447,709	55,266,390
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Limited Maturity U.S. Government Fund	864,894	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Tax-Free Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund	1,648,819	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,328,560	2,310,107
Cost of shares redeemed	(28,342,497)	(67,854,325)

Change in net assets resulting from share transactions	(7,052,515)	(10,277,828)

Change in net assets	(8,579,003)	(11,662,448)
NET ASSETS:
Beginning of period	196,801,391	208,463,839

End of period	$ 188,222,388	$ 196,801,391

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 42,340	$ (3,212)

See Notes which are an integral part of the Financial Statements

Short-Term Corporate Bond Fund		U.S. Government Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund

Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

$ 1,045,471	$ 2,001,524	$ 3,545,170	$ 7,638,174	$ 1,684,977	$ 3,038,196	$ 2,864,197	$ 6,699,085
570	84,853	130,506	117,803	(17,585)	94,927	377,794	407,326
(465,993)	(627,057)	(3,694,670)	(411,476)	(1,300,344)	1,319,443	(2,668,847)	754,257

580,048	1,459,320	(18,994)	7,344,501	367,048	4,452,566	573,144	7,860,668

(3,871)	(4,189)	(891,688)	(2,217,588)	(953,161)	(1,994,851)	(147,641)	(356,661)
(452)	(405)	(4,929)	(7,092)	(15,098)	(14,847)	(11,545)	(22,481)
(1,037,247)	(1,991,705)	(2,575,572)	(6,254,471)	(713,751)	(1,021,884)	(2,724,279)	(6,309,479)

--	--	--	--	--	(158,137)	--	--
--	--	--	--	--	(1,625)	--	--
--	--	--	--	--	(76,532)	--	--

(1,041,570)	(1,996,299)	(3,472,189)	(8,479,151)	(1,682,010)	(3,267,876)	(2,883,465)	(6,688,621)

5,060,574	23,316,573	19,399,862	49,570,560	12,354,038	11,015,198	5,176,006	11,404,309
--	--	--	--	--	--	--	--
--	--	--	--	10,375,577	--	--	--
--	--	--	--	--	--	--	--
382,452	752,770	1,762,469	3,961,813	826,282	1,910,552	243,413	542,024
(13,855,962)	(29,420,432)	(27,423,453)	(82,149,571)	(10,171,112)	(18,358,383)	(18,599,865)	(46,416,685)

(8,412,936)	(5,351,089)	(6,261,122)	(28,617,198)	13,384,785	(5,432,633)	(13,180,446)	(34,470,352)

(8,874,458)	(5,888,068)	(9,752,305)	(29,751,848)	12,069,823	(4,247,943)	(15,490,767)	(33,298,305)

76,428,411	82,316,479	174,488,093	204,239,941	80,073,900	84,321,843	170,169,995	203,468,300

$ 67,553,953	$ 76,428,411	$ 164,735,788	$ 174,488,093	$ 92,143,723	$ 80,073,900	$ 154,679,228	$ 170,169,995

$ 3,910	$ 9	$ 73,892	$ 911	$ 3,076	$ 109	$ (34,530)	$ (15,262)

	Maryland Municipal Bond Fund

	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 2,292,948	$ 4,814,303
Net realized gain (loss) on investments	204,662	286,773
Net realized gain on capital gain distributions from other investment companies	--	--
Net change in unrealized appreciation (depreciation) of investments	(1,882,824)	1,450,215

Change in net assets resulting from operations	614,786	6,551,291

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(365,900)	(756,640)
Class B Shares	(29,171)	(64,006)
Institutional I Shares	(1,930,256)	(3,975,850)
Distributions from net realized gain on investments
Class A Shares	--	(73,780)
Class B Shares	--	(8,019)
Institutional I Shares	--	(368,787)

Change in net assets resulting from distributions to shareholders	(2,325,327)	(5,247,082)

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,679,592	8,958,598
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Fixed Income Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Fixed Income Fund, Class B	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	525,324	1,406,024
Cost of shares redeemed	(9,235,575)	(13,386,331)

Change in net assets resulting from share transactions	(5,030,659)	(3,021,709)

Change in net assets	(6,741,200)	(1,717,500)
NET ASSETS:
Beginning of period	120,669,165	122,386,665

End of period	$113,927,965	$120,669,165

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (32,362)	$ 17

See Notes which are an integral part of the Financial Statements

Intermediate-Term Bond Fund		Income Fund		Managed Allocation Fund-- Conservative Growth		Managed Allocation Fund-- Moderate Growth

Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

$ 4,907,659	$ 9,622,231	$ 3,956,494	$ 6,823,666	$ 61,608	$ 137,071	$ 9,896	$ 318,527
(528,344)	(65,565)	119,152	613,067	(219)	304,073	88,049	2,719,573
--	--	--	--	--	122,043	--	1,236,966
(4,332,931)	(24,066)	(4,253,211)	322,346	94,450	(398,729)	1,839,836	(3,308,976)

46,384	9,532,600	(177,565)	7,759,079	155,839	164,458	1,937,781	966,090

(4,891,161)	(342,845)	(165,260)	(364,384)	(42,811)	(93,667)	--	(237,955)
(43,234)	(4,174)	(30,943)	(65,769)	(16,088)	(36,671)	--	(70,120)
(1,887)	(11,369,844)	(3,730,402)	(6,538,813)	--	--	--	--

--	--	--	(83,127)	--	(19,716)	--	--
--	--	--	(18,709)	--	(11,481)	--	--
--	--	--	(1,514,963)	--	--	--	--

(4,936,282)	(11,716,863)	(3,926,605)	(8,585,765)	(58,899)	(161,535)	--	(308,075)

20,435,329	63,791,697	5,029,011	9,294,741	262,970	2,172,064	2,827,528	13,897,098
--	--	50,865,498	--	--	--	--	--
--	--	4,427,623	--	--	--	--	--
--	--	10,048,988	--	--	--	--	--
1,255,382	2,780,190	1,559,429	4,463,444	57,670	159,179	--	303,393
(30,204,313)	(81,292,569)	(23,459,174)	(64,658,578)	(1,033,057)	(1,594,267)	(3,639,108)	(6,454,514)

(8,513,602)	(14,720,682)	48,471,375	(50,900,393)	(712,417)	736,976	(811,580)	7,745,977

(13,403,500)	(16,904,945)	44,367,205	(51,727,079)	(615,477)	739,899	1,126,201	8,403,992

248,230,352	265,135,297	142,357,181	194,084,260	9,964,356	9,224,457	48,638,734	40,234,742

$ 234,826,852	$ 248,230,352	$ 186,724,386	$ 142,357,181	$ 9,348,879	$ 9,964,356	$ 49,764,935	$ 48,638,734

$ 28,466	$ 57,089	$ (143,647)	$ (173,536)	$ 14,602	$ 11,893	$ 20,348	$ 10,452

	Managed Allocation Fund-- Aggressive Growth

	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ (91,756)	$ 30,264
Net realized gain on investments	44,362	1,461,174
Net realized gain on capital gain distributions from other investment companies	--	737,521
Net change in unrealized appreciation (depreciation) of investments	1,314,226	(1,692,203)

Change in net assets resulting from operations	1,266,832	536,756

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	--	(60,488)
Class B Shares	--	(6,376)
Institutional I Shares	--	--
Distributions from net realized gain on investments
Class A Shares	--	(16,632)
Class B Shares	--	(8,556)
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	--	(92,052)

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,505,120	5,834,883
Net asset value of shares issued to shareholders in payment of distributions declared	--	90,781
Cost of shares redeemed	(1,946,566)	(2,217,727)

Change in net assets resulting from share transactions	(441,446)	3,707,937

Change in net assets	825,386	4,152,641
NET ASSETS:
Beginning of period	22,319,446	18,166,805

End of period	$ 23,144,832	$ 22,319,446

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (91,756)	$ --

See Notes which are an integral part of the Financial Statements

Balanced Fund		Equity Income Fund		Large Cap Value Fund

Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

$ 680,132	$ 2,280,594	$ 721,263	$ 1,483,048	$ 348,031	$ 808,575
3,990,137	1,833,135	1,318,572	18,045,045	768,757	11,378,855
--	--	--	--	--	--
(1,153,162)	(3,123,156)	(765,598)	(14,765,196)	8,094,508	(7,670,092)

3,517,107	990,573	1,274,237	4,762,897	9,211,296	4,517,338

(158,295)	(431,499)	(44,086)	(88,062)	(84,643)	(281,228)
(32,399)	(102,246)	(721,096)	(1,653)	--	--
(458,660)	(1,745,151)	(1,228)	(1,360,016)	(296,032)	(492,001)

--	--	--	(195,630)	--	--
--	--	--	(6,804)	--	--
--	--	--	(2,682,574)	--	--

(649,354)	(2,278,896)	(766,410)	(4,334,739)	(380,675)	(773,229)

1,224,920	4,342,298	3,412,265	16,882,160	10,550,561	55,552,717
366,349	2,254,640	83,014	2,679,839	191,002	467,149
(55,771,526)	(45,523,005)	(9,928,834)	(19,398,451)	(9,402,006)	(47,149,997)

(54,180,257)	(38,926,067)	(6,433,555)	163,548	1,339,557	8,869,869

(51,312,504)	(40,214,390)	(5,925,728)	591,706	10,170,178	12,613,978

121,904,925	162,119,315	78,866,736	78,275,030	102,543,181	89,929,203

$ 70,592,421	$ 121,904,925	$ 72,941,008	$ 78,866,736	$ 112,713,359	$ 102,543,181

$ 210,670	$ 179,892	$ (4,190)	$ 40,957	$ 46,577	$ 79,221

	Equity Index Fund

	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 753,149	$ 1,787,322
Net realized gain (loss) on investments and options	(1,942,610)	143,663
Net change in unrealized appreciation (depreciation) of investments and options	6,123,346	4,027,434

Change in net assets resulting from operations	4,933,885	5,958,419

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(33,303)	(97,692)
Class B Shares	(1,611)	(3,973)
Institutional I Shares	(748,403)	(1,809,443)
Distributions from net realized gain on investments and options
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(783,317)	(1,911,108)

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,869,197	25,204,157
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Equities Fund Class A	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Equity Growth Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer transfer of assets from MTB Common Trust Fiduciary Equity Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	457,879	1,135,358
Cost of shares redeemed	(22,560,202)	(22,645,572)

Change in net assets resulting from share transactions	(18,233,126)	3,693,943

Change in net assets	(14,082,558)	7,741,254
NET ASSETS:
Beginning of period	99,476,701	91,735,447

End of period	$ 85,394,143	$ 99,476,701

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 79,579	$ 109,747

See Notes which are an integral part of the Financial Statements

Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund

Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

$ 780,630	$ 2,367,945	$ 36,237	$ 173,097	$ (34,803)	$ 123,123
21,752,095	29,497,000	(238,300)	1,750,503	438,658	11,604,686
(7,474,164)	(17,080,653)	1,957,048	(2,890,264)	5,052,977	(8,893,305)

15,058,561	14,784,292	1,754,985	(966,664)	5,456,832	2,834,504

(58,588)	(85,855)	--	--	--	--
--	--	--	--	--	--
(875,763)	(2,081,258)	--	(173,785)	--	--

--	(6,624,097)	--	--	--	--
--	(1,248,201)	--	--	--	--
--	(39,730,267)	--	--	--	--

(934,351)	(49,769,678)	--	(173,785)	--	--

11,843,423	75,289,038	1,845,538	29,574,047	2,126,220	6,306,296
19,658,326	--	--	--	--	--
12,794,398	--	--	--	--	--
28,771,743	--	--	--	--	--
388,002	38,099,450	--	147,029	--	--
(51,741,522)	(207,640,700)	(6,180,412)	(24,123,628)	(17,647,267)	(43,139,941)

21,714,370	(94,252,212)	(4,334,874)	5,597,448	(15,521,047)	(36,833,645)

35,838,580	(129,237,598)	(2,579,889)	4,456,999	(10,064,215)	(33,999,141)

357,548,439	486,786,037	52,133,519	47,676,520	80,809,025	114,808,166

$ 393,387,019	$ 357,548,439	$ 49,553,630	$ 52,133,519	$ 70,744,810	$ 80,809,025

$ 234,165	$ 387,886	$ 36,203	$ (34)	$ 88,204	$ 123,007

	Mid Cap Stock Fund

	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 111,071	$ (111,050)
Net realized gain (loss) on investments, options and foreign currency transactions	1,461,027	26,092,122
Net change in unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	12,300,903	(14,870,696)

Change in net assets resulting from operations	13,873,001	11,110,376

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--
Distributions from net realized gain on investments, options and foreign currency transactions
Class A Shares	--	(2,608,371)
Class B Shares	--	(96,524)
Class C Shares	--	--
Institutional I Shares	--	(2,635,399)

Change in net assets resulting from distributions to shareholders	--	(5,340,294)

SHARE TRANSACTIONS:
Proceeds from sale of shares	7,302,167	35,448,185
Net asset value of shares issued to shareholders in payment of distributions declared	--	5,128,140
Cost of shares redeemed	(12,139,520)	(51,067,502)

Change in net assets resulting from share transactions	(4,837,353)	(10,491,177)

Change in net assets	9,035,648	(4,721,095)
NET ASSETS:
Beginning of period	136,478,092	141,199,187

End of period	$145,513,740	$136,478,092

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 111,071	$ --

See Notes which are an integral part of the Financial Statements

Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund

Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

$ (243,095)	$ (616,306)	$ (145,136)	$ (168,350)	$ (346,519)	$ (939,603)	$ 874,840	$ 1,321,966
4,229,694	8,583,046	8,154,179	10,133,247	5,902,405	(7,243,603)	17,079,949	10,082,496
6,285,154	(2,870,816)	11,699,965	(10,508,770)	15,458,777	(2,703,756)	(10,821,004)	2,134,454

10,271,753	5,095,924	19,709,008	(543,873)	21,014,663	(10,886,962)	7,133,785	13,538,916

--	--	--	--	--	--	--	(77,303)
--	--	--	--	--	--	--	(1,348)
--	--	--	--	--	--	--	(1,171,528)

--	(100,103)	--	(1,637,872)	--	(6,696,634)	--	--
--	(3,104)	--	(152,368)	--	(317,699)	--	--
--	--	--	--	--	(59,861)	--	--
--	(1,241,983)	--	(18,461,200)	--	(10,601,443)	--	--

--	(1,345,190)	--	(20,251,440)	--	(17,675,637)	--	(1,250,179)

2,538,363	11,466,375	13,255,532	57,669,233	14,728,613	43,945,337	25,719,934	43,758,199
--	1,227,013	--	16,963,661	--	14,416,686	--	683,563
(10,081,604)	(20,487,193)	(14,367,602)	(48,255,325)	(26,738,984)	(82,996,577)	(27,481,904)	(40,353,403)

(7,543,241)	(7,793,805)	(1,112,070)	26,377,569	(12,010,371)	(24,634,554)	(1,761,970)	4,088,359

2,728,512	(4,043,071)	18,596,938	5,582,256	9,004,292	(53,197,153)	5,371,815	16,377,096

82,532,303	86,575,374	154,779,790	149,197,534	130,771,736	183,968,889	135,251,672	118,874,576

$ 85,260,815	$ 82,532,303	$173,376,728	$154,779,790	$139,776,028	$130,771,736	$140,623,487	$135,251,672

$ (243,307)	$ (212)	$ (145,136)	$ --	$ (346,806)	$ (287)	$ 1,236,596	$ 361,756

For the Period Ended October 31, 2005	Intermediate-Term Bond Fund

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Change in net assets resulting from operations	$ 46,384
ADJUSTMENTS TO RECONCILE CHANGE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
Purchase of investment securities	(430,824,497)
Paydowns on investment securities	10,178,295
Realized loss on paydowns	194,385
Proceeds from sale of investment securities	460,882,828
Net sales of short-term investment securities	13,644,204
Decrease in income receivable	46,029
Increase in payable for accrued expenses	15,717
Decrease in receivable for investments sold	(10,561,626)
Decrease in payable for investments purchased	(303,114)
Net realized loss on investments	528,344
Net amortization/accretion of premium (discount)	384,088
Net unrealized depreciation on investments	4,332,931

NET CASH USED IN OPERATING ACTIVITIES	48,563,968

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash paid for dollar roll transactions, net	(35,038,400)
Proceeds from sale of shares	20,537,608
Cash distributions paid	(3,837,594)
Payment for shares redeemed	(30,225,582)

NET CASH PROVIDED BY FINANCING ACTIVITIES	(48,563,968)

NET DECREASE IN CASH	--
CASH:
Cash at beginning of period	--

Cash at end of period	$ --

Non-cash financing not included herein consists of reinvestment of dividend and distributions of $1,255,382.

See Notes which are an integral part of the Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT DURATION GOVERNMENT BOND FUND – CLASS A SHARES

2004(c)	$9.72	0.13	(0.04)	0.09	(0.14)	--	(0.14)
2005	$9.67	0.21	(0.06)	0.15	(0.22)	--	(0.22)
2005(e)	$9.60	0.12	(0.08)	0.04	(0.12)	--	(0.12)
SHORT DURATION GOVERNMENT BOND FUND – CLASS B SHARES

2004(c)	$9.72	0.05	(0.05)	0.00(f)	(0.05)	--	(0.05)
2005	$9.67	0.15	(0.07)	0.08	(0.15)	--	(0.15)
2005(e)	$9.60	0.09	(0.08)	0.01	(0.09)	--	(0.09)
SHORT DURATION GOVERNMENT BOND FUND – INSTITUTIONAL I SHARES

2000(g)	$9.83	0.55	(0.14)	0.41	(0.55)	--	(0.55)
2001(h)(i)	$9.69	0.50	0.11	0.61	(0.49)	--	(0.49)
2002	$9.81	0.62(j)	(0.06)(j)	0.56	(0.57)	--	(0.57)
2003	$9.80	0.33(k)	0.16	0.49	(0.44)	--	(0.44)
2004	$9.85	0.25	(0.19)	0.06	(0.24)	--	(0.24)
2005	$9.67	0.23	(0.07)	0.16	(0.23)	--	(0.23)
2005(e)	$9.60	0.13	(0.08)	0.05	(0.13)	--	(0.13)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Six months ended October 31, 2005 (unaudited).

(f) Represent less than $0.01.

(g) Reflects operations for the year ended June 30.

(h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.

(i) Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(j) Effective May 1, 2001, the Short Duration Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, decrease net realized and unrealized gain/loss per share by $0.05 and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(k) Based on average shares outstanding.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 mitted)	Portfolio Turnover Rate

$9.67	0.96%	0.81%(d)	1.61%(d)	0.51%(d)	$ 8,549	125%
$9.60	1.55%	0.81%	2.26%	0.47%	$ 5,675	83%
$9.52	0.41%	0.92%(d)	2.51%(d)	0.36%(d)	$ 4,876	25%

$9.67	(0.05)%	1.71%(d)	0.66%(d)	0.11%(d)	$ 122	125%
$9.60	0.87%	1.48%	1.60%	0.30%	$ 124	83%
$9.52	0.15%	1.45%(d)	2.00%(d)	0.33%(d)	$ 157	25%

$9.69	4.31%	0.61%	5.77%	0.94%	$ 73,140	237%
$9.81	6.47%	0.71%(d)	6.05%(d)	0.21%(d)	$ 56,282	158%
$9.80	5.87%	0.63%	4.55%(j)	0.27%	$ 89,014	89%
$9.85	5.05%	0.69%	3.33%	0.40%	$117,333	96%
$9.67	0.66%	0.71%	2.06%	0.37%	$199,792	125%
$9.60	1.68%	0.68%	2.39%	0.35%	$191,002	83%
$9.52	0.54%	0.67%(d)	2.77%(d)	0.36%(d)	$183,190	25%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT TERM CORPORATE BOND FUND – CLASS A SHARES

2004(c)	$9.91	0.13	(0.04)	0.09	(0.13)	--	(0.13)
2005	$9.87	0.22	(0.07)	0.15	(0.22)	--	(0.22)
2005(e)	$9.80	0.13	(0.06)	0.07	(0.13)	--	(0.13)
SHORT TERM CORPORATE BOND FUND – CLASS B SHARES

2004(c)	$9.91	0.08	(0.04)	0.04	(0.08)	--	(0.08)
2005	$9.87	0.14	(0.07)	0.07	(0.14)	--	(0.14)
2005(e)	$9.80	0.09	(0.06)	0.03	(0.09)	--	(0.09)
SHORT TERM CORPORATE BOND FUND – INSTITUTIONAL I SHARES

2001	$9.63	0.55	0.36	0.91	(0.55)	--	(0.55)
2002	$9.99	0.45	(0.19)	0.26	(0.45)	--	(0.45)
2003	$9.80	0.34	0.19	0.53	(0.35)	--	(0.35)
2004	$9.98	0.24	(0.11)	0.13	(0.24)	--	(0.24)
2005	$9.87	0.24	(0.07)	0.17	(0.24)	--	(0.24)
2005(e)	$9.80	0.14	(0.06)	0.08	(0.14)	--	(0.14)
U.S. GOVERNMENT BOND FUND – CLASS A SHARES

2001	$9.02	0.59	0.41	1.00	(0.58)	--	(0.58)
2002	$9.44	0.59(f)	0.03(f)	0.62	(0.57)	--	(0.57)
2003	$9.49	0.43(g)	0.43	0.86	(0.50)	--	(0.50)
2004	$9.85	0.41	(0.33)	0.08	(0.42)	(0.00)(h)	(0.42)
2005	$9.51	0.37(g)	(0.00)(h)	0.37	(0.42)	--	(0.42)
2005(e)	$9.46	0.19	(0.20)	(0.01)	(0.19)	--	(0.19)
U.S. GOVERNMENT BOND FUND – CLASS B SHARES

2004(i)	$9.56	0.20	(0.06)	0.14	(0.19)	(0.00)(h)	(0.19)
2005	$9.51	0.29(g)	(0.01)	0.28	(0.33)	--	(0.33)
2005(e)	$9.46	0.15	(0.20)	(0.05)	(0.15)	--	(0.15)
U.S. GOVERNMENT BOND FUND – INSTITUTIONAL I SHARES

2004(i)	$9.56	0.29(g)	(0.06)	0.23	(0.28)	(0.00)(h)	(0.28)
2005	$9.51	0.38(g)	(0.00)(h)	0.38	(0.43)	--	(0.43)
2005(e)	$9.46	0.19	(0.20)	(0.01)	(0.19)	--	(0.19)
NEW YORK MUNICIPAL BOND FUND – CLASS A SHARES

2001	$9.72	0.45	0.52	0.97	(0.45)	--	(0.45)
2002	$10.24	0.41(k)	0.17 (k)	0.58	(0.41)	--	(0.41)
2003	$10.41	0.41	0.34	0.75	(0.41)	(0.01)	(0.42)
2004	$10.74	0.39	(0.19)	0.20	(0.39)	(0.09)	(0.48)
2005	$10.46	0.39	0.19	0.58	(0.39)	(0.03)	(0.42)
2005(e)	$10.62	0.19(g)	(0.15)	0.04	(0.19)	--	(0.19)
NEW YORK MUNICIPAL BOND FUND – CLASS B SHARES

2004(c)	$10.45	0.19	0.10	0.29	(0.19)	(0.09)	(0.28)
2005	$10.46	0.30	0.19	0.49	(0.30)	(0.03)	(0.33)
2005(e)	$10.62	0.15(g)	(0.15)	0.00	(0.15)	--	(0.15)
NEW YORK MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES

2004(c)	$10.45	0.26	0.10	0.36	(0.26)	(0.09)	(0.35)
2005	$10.46	0.40	0.19	0.59	(0.40)	(0.03)	(0.43)
2005(e)	$10.62	0.20(g)	(0.15)	0.05	(0.20)	--	(0.20)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown.

(c) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Six months ended October 31, 2005 (unaudited).

(f) Effective May 1, 2001, the U.S. Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change has no effect on the net investment income per share or net realized and unrealized gain/loss per share but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(g) Based on average shares outstanding.

(h) Reflects less than $0.01.

(i) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(j) Reflects less than 0.01%.

(k) Effective May 1, 2001, the New York Municipal Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the six months ended October 31, 2003, this change had no effect on the net investment income per share or net realized and unrealized gain/loss on investment per share but increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$9.87	0.90%	1.16%(d)	2.06%(d)	0.33%(d)	$136	99%
$9.80	1.51%	0.96%	2.28%	0.50%	$310	97%
$9.74	0.72%	0.94%(d)	2.64%(d)	0.52%(d)	$275	52%

$9.87	0.38%	1.99%(d)	1.25%(d)	0.01%(d)	$26	99%
$9.80	0.69%	1.77%	1.42%	0.19%	$40	97%
$9.74	0.31%	1.70%(d)	1.92%(d)	0.21%(d)	$60	52%

$9.99	9.70%	0.97%	5.52%	0.14%	$76,090	107%
$9.80	2.65%	0.97%	4.54%	0.16%	$71,193	79%
$9.98	5.44%	1.00%	3.49%	0.16%	$59,765	170%
$9.87	1.31%	1.04%	2.36%	0.18%	$82,154	99%
$9.80	1.70%	0.78%	2.40%	0.43%	$76,078	97%
$9.74	0.81%	0.75%(d)	2.84%(d)	0.46%(d)	$67,219	52%

$9.44	11.43%	0.95%	6.27%	0.03%	$88,980	47%
$9.49	6.72%	0.96%	4.84%(f)	--	$116,350	41%
$9.85	9.20%	0.95%	4.41%	--	$144,210	68%
$9.51	0.79%	0.93%	3.51%	0.26%	$54,388	64%
$9.46	3.93%	0.95%	3.94%	0.47%	$45,179	106%
$9.26	(0.14)%	0.95%(d)	4.05%(d)	0.45%(d)	$43,449	47%

$9.51	1.49%	1.90%(d)	2.26%(d)	0.00%(d)(j)	$108	64%
$9.46	3.02%	1.84%	3.09%	0.08%	$275	106%
$9.26	(0.58)%	1.83%(d)	3.18%(d)	0.07%(d)	$345	47%

$9.51	2.44%	0.94%(d)	3.17%(d)	0.21%(d)	$149,744	64%
$9.46	4.03%	0.85%	4.05%	0.32%	$129,035	106%
$9.26	(0.09)%	0.84%(d)	4.16%(d)	0.31%(d)	$120,942	47%

$10.24	10.11%	0.88%	4.36%	0.14%	$74,851	50%
$10.41	5.74%	0.83%	3.98%(j)	0.09%	$80,452	46%
$10.74	7.29%	0.86%	3.85%	0.09%	$85,887	50%
$10.46	1.86%	0.87%	3.67%	0.40%	$56,672	40%
$10.62	5.60%	0.85%	3.65%	0.63%	$52,380	41%
$10.47	0.41%	0.85%(d)	3.63%(d)	0.62%(d)	$51,935	24%

$10.46	2.73%	1.87%(d)	2.77%(d)	0.10%(d)	$357	40%
$10.62	4.75%	1.67%	2.86%	0.32%	$773	41%
$10.47	0.01%	1.65%(d)	2.85%(d)	0.32%(d)	$1,355	24%

$10.46	3.39%	0.87%(d)	3.68%(d)	0.33%(d)	$27,293	40%
$10.62	5.77%	0.69%	3.81%	0.55%	$26,921	41%
$10.47	0.50%	0.67%(d)	3.82%(d)	0.55%(d)	$38,853	24%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

PENNSYLVANIA MUNICIPAL BOND FUND – CLASS A SHARES

2001	$9.38	0.41	0.42	0.83	(0.41)	--	(0.41)
2002	$9.80	0.41	0.27	0.68	(0.41)	--	(0.41)
2003	$10.07	0.39	0.38	0.77	(0.39)	--	(0.39)
2004	$10.45	0.37	(0.25)	0.12	(0.37)	--	(0.37)
2005	$10.20	0.36	0.07	0.43	(0.36)	--	(0.36)
2005(c)	$10.27	0.18	(0.15)	0.03	(0.18)	--	(0.18)
PENNSYLVANIA MUNICIPAL BOND FUND – CLASS B SHARES

2001	$9.39	0.34	0.43	0.77	(0.34)	--	(0.34)
2002	$9.82	0.34	0.27	0.61	(0.34)	--	(0.34)
2003	$10.09	0.32	0.38	0.70	(0.32)	--	(0.32)
2004	$10.47	0.30	(0.27)	0.03	(0.30)	--	(0.30)
2005	$10.20	0.29	0.07	0.36	(0.28)	--	(0.28)
2005(c)	$10.28	0.14	(0.15)	(0.01)	(0.14)	--	(0.14)
PENNSYLVANIA MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES

2001	$9.38	0.42	0.43	0.85	(0.42)	--	(0.42)
2002	$9.81	0.42	0.27	0.69	(0.42)	--	(0.42)
2003	$10.08	0.41	0.38	0.79	(0.41)	--	(0.41)
2004	$10.46	0.39	(0.26)	0.13	(0.39)	--	(0.39)
2005	$10.20	0.37	0.07	0.44	(0.37)	--	(0.37)
2005(c)	$10.27	0.18	(0.15)	0.03	(0.18)	--	(0.18)
MARYLAND MUNICIPAL BOND FUND – CLASS A SHARES

2001	$9.48	0.43	0.42	0.85	(0.43)	--	(0.43)
2002	$9.90	0.42	0.18	0.60	(0.42)	--	(0.42)
2003	$10.08	0.40	0.34	0.74	(0.40)	--	(0.40)
2004	$10.42	0.39	(0.21)	0.18	(0.39)	--	(0.39)
2005	$10.21	0.39	0.15	0.54	(0.39)	(0.04)	(0.43)
2005(c)	$10.32	0.20	(0.15)	0.05	(0.20)	--	(0.20)
MARYLAND MUNICIPAL BOND FUND – CLASS B SHARES

2001	$9.48	0.36	0.43	0.79	(0.36)	--	(0.36)
2002	$9.91	0.35	0.18	0.53	(0.35)	--	(0.35)
2003	$10.09	0.33	0.34	0.67	(0.33)	--	(0.33)
2004	$10.43	0.33	(0.21)	0.12	(0.32)	--	(0.32)
2005	$10.23	0.31	0.16	0.47	(0.32)	(0.04)	(0.36)
2005(c)	$10.34	0.16	(0.15)	0.01	(0.16)	--	(0.16)
MARYLAND MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES

2001	$9.48	0.44	0.43	0.87	(0.44)	--	(0.44)
2002	$9.91	0.43	0.18	0.61	(0.43)	--	(0.43)
2003	$10.09	0.42	0.34	0.76	(0.42)	--	(0.42)
2004	$10.43	0.42	(0.22)	0.20	(0.41)	--	(0.41)
2005	$10.22	0.42	0.15	0.57	(0.42)	(0.04)	(0.46)
2005(c)	$10.33	0.21	(0.15)	0.06	(0.21)	--	(0.21)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown.

(c) Six months ended October 31, 2005 (unaudited).

(d) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$9.80	8.99%	1.09%	4.24%	0.20%	$2,603	26%
$10.07	7.03%	1.09%	4.08%	0.21%	$2,177	16%
$10.45	7.77%	1.17%	3.79%	0.82%	$2,880	12%
$10.20	1.13%	1.19%	3.49%	0.23%	$11,965	11%
$10.27	4.24%	1.12%	3.48%	0.24%	$8,311	27%
$10.12	0.32%	0.91%(d)	3.53%(d)	0.47%(d)	$7,502	2%

$9.82	8.30%	1.84%	3.52%	--	$76	26%
$10.09	6.26%	1.84%	3.33%	0.01%	$176	16%
$10.47	7.03%	1.82%	3.08%	4.88%	$421	12%
$10.20	0.26%	1.83%	2.94%	0.06%	$698	11%
$10.28	3.61%	1.71%	2.89%	0.03%	$893	27%
$10.13	(0.13)%	1.75%(d)	2.68%(d)	0.04%(d)	$685	2%

$9.81	9.25%	0.96%	4.38%	0.04%	$160,833	26%
$10.08	7.18%	0.95%	4.22%	0.05%	$160,333	16%
$10.46	7.96%	0.99%	3.97%	--	$158,648	12%
$10.20	1.21%	0.98%	3.79%	0.12%	$190,805	11%
$10.27	4.37%	1.00%	3.60%	0.11%	$160,966	27%
$10.12	0.31%	0.93%(d)	3.51%(d)	0.20%(d)	$146,493	2%

$9.90	9.09%	0.94%	4.38%	0.36%	$24,671	29%
$10.08	6.13%	0.94%	4.16%	0.37%	$26,666	9%
$10.42	7.47%	1.02%	3.89%	0.36%	$25,233	18%
$10.21	1.74%	1.01%	3.84%	0.39%	$20,948	17%
$10.32	5.40%	0.95%	3.82%	0.49%	$19,639	13%
$10.17	0.48%	0.83%(d)	3.79%(d)	0.58%(d)	$17,534	2%

$9.91	8.47%	1.69%	3.57%	0.16%	$745	29%
$10.09	5.37%	1.69%	3.40%	0.17%	$1,266	9%
$10.43	6.72%	1.72%	3.18%	1.17%	$1,775	18%
$10.23	1.12%	1.71%	3.14%	0.43%	$2,167	17%
$10.34	4.59%	1.71%	3.05%	0.22%	$1,896	13%
$10.19	0.04%	1.69%(d)	2.94%(d)	0.20%(d)	$1,966	2%

$9.91	9.34%	0.81%	4.50%	0.19%	$90,210	29%
$10.09	6.27%	0.81%	4.29%	0.20%	$97,759	9%
$10.43	7.66%	0.84%	4.07%	0.17%	$100,797	18%
$10.22	1.92%	0.83%	4.02%	0.28%	$99,271	17%
$10.33	5.62%	0.73%	4.03%	0.45%	$99,134	13%
$10.18	0.53%	0.72%(d)	3.90%(d)	0.44%(d)	$94,428	2%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

INTERMEDIATE-TERM BOND FUND – CLASS A SHARES

2004(c)	$10.27	0.23(d)	0.02	0.25	(0.33)	(0.12)	(0.45)
2005	$10.07	0.37(d)	0.01	0.38	(0.46)	--	(0.46)
2005(f)	$9.99	0.19(d)	(0.20)	(0.01)	--	(0.19)	(0.19)
INTERMEDIATE-TERM BOND FUND – CLASS B SHARES

2004(c)	$10.27	0.21(d)	(0.04)	0.17	(0.25)	(0.12)	(0.37)
2005	$10.07	0.28(d)	0.01	0.29	(0.37)	--	(0.37)
2005(f)	$9.99	0.15(d)	(0.20)	(0.05)	--	(0.15)	(0.15)
INTERMEDIATE-TERM BOND FUND – INSTITUTIONAL I SHARES

2001	$9.42	0.55	0.43	0.98	(0.55)	--	(0.55)
2002	$9.85	0.51	(0.01)	0.50	(0.51)	--	(0.51)
2003	$9.84	0.42	0.66	1.08	(0.42)	--	(0.42)
2004	$10.50	0.39(d)	(0.27)	0.12	(0.43)	(0.12)	(0.55)
2005	$10.07	0.38(d)	--	0.38	(0.46)	--	(0.46)
2005(f)	$9.99	0.20(d)	(0.20)	--	--	(0.20)	(0.20)
INCOME FUND – CLASS A SHARES

2001	$9.62	0.58	0.47	1.05	(0.59)	--	(0.59)
2002	$10.08	0.54	0.09	0.63	(0.53)	(0.02)	(0.55)
2003	$10.16	0.42	0.54	0.96	(0.42)	--	(0.42)
2004	$10.70	0.37	(0.31)	0.06	(0.37)	(0.26)	(0.63)
2005	$10.13	0.38(d)	0.05	0.43	(0.39)	(0.09)	(0.48)
2005(f)	$10.08	0.20(d)	(0.22)	(0.02)	(0.20)	--	(0.20)
INCOME FUND – CLASS B SHARES

2001	$9.51	0.51	0.45	0.96	(0.51)	--	(0.51)
2002	$9.96	0.45	0.09	0.54	(0.45)	(0.02)	(0.47)
2003	$10.03	0.34	0.54	0.88	(0.34)	--	(0.34)
2004	$10.57	0.30	(0.31)	(0.01)	(0.30)	(0.26)	(0.56)
2005	$10.00	0.30(d)	0.06	0.36	(0.32)	(0.09)	(0.41)
2005(f)	$9.95	0.16(d)	(0.22)	(0.06)	(0.16)	--	(0.16)
INCOME FUND – INSTITUTIONAL I SHARES

2001	$9.51	0.60	0.45	1.05	(0.60)	--	(0.60)
2002	$9.96	0.54	0.08	0.62	(0.53)	(0.02)	(0.55)
2003	$10.03	0.43	0.54	0.97	(0.43)	--	(0.43)
2004	$10.57	0.39	(0.31)	0.08	(0.39)	(0.26)	(0.65)
2005	$10.00	0.40(d)	0.04	0.44	(0.40)	(0.09)	(0.49)
2005(f)	$9.95	0.21(d)	(0.22)	(0.01)	(0.21)	--	(0.21)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Based on average shares outstanding.

(e) Computed on an annualized basis.

(f) Six months ended October 31, 2005 (unaudited).

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$10.07	2.47%	0.82%(e)	3.15%(e)	0.61%(e)	$10,169	154%
$9.99	3.81%	0.77%	3.65%	0.59%	$2,402	197%
$9.79	(0.14)%	0.98%(e)	3.71%(e)	0.38%(e)	$2,152	85%

$10.07	1.64%	1.69%(e)	2.95%(e)	0.20%(e)	$91	154%
$9.99	2.89%	1.68%	2.83%	0.18%	$123	197%
$9.79	(0.49)%	1.67%(e)	3.02%(e)	0.19%(e)	$121	85%

$9.85	10.72%	0.80%	5.75%	0.15%	$129,531	36%
$9.84	5.18%	0.82%	5.11%	0.15%	$130,235	83%
$10.50	11.20%	0.84%	4.14%	0.12%	$128,263	259%
$10.07	1.21%	0.81%	3.76%	0.27%	$254,875	154%
$9.99	3.85%	0.74%	3.77%	0.37%	$245,706	197%
$9.79	(0.02)%	0.73%(e)	3.96%(e)	0.38%(e)	$232,554	85%

$10.08	11.19%	0.95%	5.97%	0.29%	$8,991	340%
$10.16	6.30%	0.96%	5.13%	0.30%	$11,459	143%
$10.70	9.59%	1.03%	3.97%	0.42%	$12,430	276%
$10.13	0.64%	1.03%	3.58%	0.25%	$10,431	177%
$10.08	4.27%	1.03%	3.74%	0.27%	$8,855	86%
$9.86	(0.26)%	1.02%(e)	3.93%(e)	0.26%(e)	$8,028	52%

$9.96	10.35%	1.70%	5.19%	0.09%	$705	340%
$10.03	5.44%	1.71%	4.35%	0.09%	$1,421	143%
$10.57	8.90%	1.73%	3.25%	0.99%	$2,086	276%
$10.00	(0.08)%	1.74%	2.89%	0.05%	$2,155	177%
$9.95	3.60%	1.73%	3.04%	0.07%	$1,960	86%
$9.73	(0.61)%	1.73%(e)	3.22%(e)	0.06%(e)	$1,762	52%

$9.96	11.28%	0.82%	6.09%	0.12%	$372,036	340%
$10.03	6.33%	0.83%	5.32%	0.13%	$263,802	143%
$10.57	9.86%	0.85%	4.17%	0.08%	$246,639	276%
$10.00	0.81%	0.85%	3.75%	0.14%	$181,498	177%
$9.95	4.55%	0.82%	3.95%	0.23%	$131,542	86%
$9.73	(0.16)%	0.81%(e)	4.15%(e)	0.23%(e)	$176,933	52%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH – CLASS A SHARES

2000(c)	$10.15	0.25	0.24	0.49	(0.25)	--	(0.00)(d)
2001(e)(f)	$10.39	0.19(g)	(0.10)	0.09	(0.20)	--	(0.39)
2002	$9.89	0.32(g)	(0.17)	0.15	(0.30)	--	--
2003	$9.74	0.23	(0.23)	0.00(d)	(0.23)	--	(0.02)
2004	$9.49	0.15(g)	0.43	0.58	(0.14)	--	(0.12)
2005	$9.81	0.16	0.02	0.18	(0.15)	--	(0.03)
2005(i)	$9.81	0.08	0.09	0.17	(0.07)	--	--
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH – CLASS B SHARES

2003	$9.74	0.15	(0.25)	(0.10)	(0.16)	--	(0.02)
2004	$9.46	0.08(g)	0.44	0.52	(0.08)	--	(0.12)
2005	$9.78	0.10	0.03	0.13	(0.10)	--	(0.03)
2005(i)	$9.78	0.05	0.08	0.13	(0.04)	--	--
MANAGED ALLOCATION FUND – MODERATE GROWTH – CLASS A SHARES

2000(c)	$10.56	0.18	0.54	0.72	(0.18)	--	(0.01)
2001(e)(f)	$11.09	0.14	(0.48)	(0.34)	(0.14)	--	(0.49)
2002	$10.12	0.15	(0.39)	(0.24)	(0.16)	--	(0.02)
2003	$9.70	0.10	(0.87)	(0.77)	(0.10)	--	(0.03)
2004	$8.80	0.07	1.10	1.17	(0.06)	--	(0.11)
2005	$9.80	0.09	0.15	0.24	(0.08)	--	--
2005(i)	$9.96	0.02	0.39	0.41	--	--	--
MANAGED ALLOCATION FUND – MODERATE GROWTH – CLASS B SHARES

2003	$9.70	0.03	(0.90)	(0.87)	(0.03)	--	(0.03)
2004	$8.77	0.00(d)	1.10	1.10	(0.01)	--	(0.11)
2005	$9.75	0.03	0.14	0.17	(0.04)	--	--
2005(i)	$9.88	(0.02)	0.39	0.37	--	--	--
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH – CLASS A SHARES

2000(c)	$10.77	0.11	0.75	0.86	(0.11)	(0.03)	(0.00)(d)
2001(e)(f)	$11.49	0.07	(0.89)	(0.82)	(0.07)	--	(0.34)
2002	$10.26	0.02	(0.63)	(0.61)	(0.02)	--	(0.14)
2003	$9.49	0.00(d)	(1.41)	(1.41)	--	--	(0.08)
2004	$8.00	(0.01)(g)	1.70	1.69	--	--	(0.20)
2005	$9.49	0.03(g)	0.25	0.28	(0.04)	--	(0.01)
2005(i)	$9.72	(0.03)	0.59	0.56	--	--	--
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH – CLASS B SHARES

2003	$9.49	(0.04)	(1.44)	(1.48)	--	--	(0.08)
2004	$7.93	(0.07)(g)	1.68	1.61	--	--	(0.20)
2005	$9.34	(0.02)(g)	0.24	0.22	(0.01)	--	(0.01)
2005(i)	$9.54	(0.06)	0.58	0.52	--	--	--
BALANCED FUND – CLASS A SHARES

2001	$16.84	0.32	(1.48)	(1.16)	(0.33)	--	(0.95)
2002	$14.40	0.24	(1.52)	(1.28)	(0.26)	--	--
2003	$12.86	0.19	(1.32)	(1.13)	(0.18)	--	--
2004	$11.55	0.12	1.49	1.61	(0.12)	--	--
2005	$13.04	0.20	(0.12)	0.08	(0.20)	--	--
2005(i)	$12.92	0.09	0.19	0.28	(0.09)	--	--
BALANCED FUND – CLASS B SHARES

2001	$16.82	0.20	(1.47)	(1.27)	(0.22)	--	(0.95)
2002	$14.38	0.14	(1.52)	(1.38)	(0.16)	--	--
2003	$12.84	0.10	(1.30)	(1.20)	(0.09)	--	--
2004	$11.55	0.02	1.49	1.51	(0.02)	--	--
2005	$13.04	0.11	(0.12)	(0.01)	(0.11)	--	--
2005(i)	$12.92	0.04	0.19	0.23	(0.04)	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

(c) Reflects operations for the year ended June 30.

(d) Represents less than $0.01.

(e) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(f) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(g) Based on average shares outstanding.

(h) Computed on an annualized basis.

(i) Six months ended October 31, 2005 (unaudited).

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.25)	$10.39	4.94%	1.65%	2.19%	25.56%	$311	28%
(0.59)	$9.89	0.94%	1.38%(h)	2.71%(h)	17.68%(h)	$448	91%
(0.30)	$9.74	1.60%	1.00%	3.28%	1.75%	$2,788	19%
(0.25)	$9.49	0.03%	1.00%	2.49%	1.11%	$4,120	11%
(0.26)	$9.81	6.20%	1.00%	1.52%	0.65%	$5,602	14%
(0.18)	$9.81	1.87%	1.00%	1.63%	1.05%	$6,147	61%
(0.07)	$9.91	1.75%	1.00%(h)	1.48%(h)	1.03%(h)	$5,738	1%

(0.18)	$9.46	(1.02)%	2.00%	1.43%	1.11%	$2,000	11%
(0.20)	$9.78	5.50%	1.67%	0.84%	0.61%	$3,622	14%
(0.13)	$9.78	1.32%	1.56%	1.05%	0.99%	$3,817	61%
(0.04)	$9.87	1.36%	1.56%(h)	0.92%(h)	0.97%(h)	$3,611	1%

(0.19)	$11.09	6.81%	1.64%	1.09%	7.85%	$1,214	32%
(0.63)	$10.12	(3.18)%	1.39%(h)	1.70%(h)	3.73%(h)	$1,920	76%
(0.18)	$9.70	(2.39)%	1.00%	1.63%	0.67%	$8,166	2%
(0.13)	$8.80	(7.89)%	1.00%	1.14%	0.38%	$10,922	10%
(0.17)	$9.80	13.43%	0.88%	0.73%	0.31%	$24,436	15%
(0.08)	$9.96	2.46%	0.98%	0.98%	0.39%	$29,011	98%
--	$10.37	4.12%	1.00%(h)	0.35%(h)	0.29%(h)	$28,928	7%

(0.06)	$8.77	(8.91)%	2.00%	0.11%	0.38%	$5,445	10%
(0.12)	$9.75	12.61%	1.67%	(0.08)%	0.11%	$15,799	15%
(0.04)	$9.88	1.70%	1.73%	0.24%	0.14%	$19,628	98%
--	$10.25	3.74%	1.75%(h)	(0.40)%(h)	0.04%(h)	$20.837	7%

(0.14)	$11.49	8.00%	1.64%	0.26%	9.53%	$1,352	28%
(0.41)	$10.26	(7.35)%	1.40%(h)	0.76%(h)	3.43%(h)	$1,634	72%
(0.16)	$9.49	(5.92)%	1.00%	0.23%	1.22%	$4,872	4%
(0.08)	$8.00	(14.78)%	1.00%	0.03%	1.16%	$5,421	11%
(0.20)	$9.49	21.25%	1.00%	(0.11)%	0.52%	$12,124	5%
(0.05)	$9.72	2.98%	1.02%	0.34%	0.66%	$14,414	114%
--	$10.28	5.76%	1.00%(h)	(0.57)%(h)	0.59%(h)	$14,751	1%

(0.08)	$7.93	(15.62)%	2.00%	(1.07)%	1.16%	$1,813	11%
(0.20)	$9.34	20.41%	1.65%	(0.76)%	0.47%	$6,043	5%
(0.02)	$9.54	2.35%	1.59%	(0.23)%	0.59%	$7,906	114%
--	$10.06	5.45%	1.57%(h)	(1.14)%(h)	0.52%(h)	$8,394	1%

(1.28)	$14.40	(7.06)%	1.02%	2.08%	0.39%	$43,644	36%
(0.26)	$12.86	(8.97)%	1.01%	1.78%	0.40%	$39,276	50%
(0.18)	$11.55	(8.71)%	1.10%	1.61%	0.54%	$30,238	84%
(0.12)	$13.04	13.92%	1.12%	0.90%	0.34%	$30,493	66%
(0.20)	$12.92	0.61%	1.11%	1.50%	0.30%	$25,237	41%
(0.09)	$13.11	2.12%	1.10%(h)	1.25%(h)	0.30%(h)	$22,600	22%

(1.17)	$14.38	(7.78)%	1.77%	1.35%	0.09%	$14,827	36%
(0.16)	$12.84	(9.66)%	1.76%	1.03%	0.10%	$13,956	50%
(0.09)	$11.55	(9.31)%	1.80%	0.91%	0.42%	$11,203	84%
(0.02)	$13.04	13.06%	1.82%	0.20%	0.16%	$12,811	66%
(0.11)	$12.92	(0.11)%	1.81%	0.80%	0.10%	$11,868	41%
(0.04)	$13.11	1.76%	1.80%(h)	0.55%(h)	0.10%(h)	$10,478	22%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

BALANCED FUND – INSTITUTIONAL I SHARES

2001	$16.90	0.35	(1.48)	(1.13)	(0.35)	(0.95)
2002	$14.47	0.26	(1.55)	(1.29)	(0.27)	--
2003	$12.91	0.21	(1.32)	(1.11)	(0.22)	--
2004	$11.58	0.13	1.50	1.63	(0.13)	--
2005	$13.08	0.23	(0.13)	0.10	(0.22)	--
2005(c)	$12.96	0.13	0.17	0.30	(0.10)	--
EQUITY INCOME FUND – CLASS A SHARES

2001	$11.99	0.19	0.42	0.61	(0.19)	(1.08)
2002	$11.33	0.15	(0.99)	(0.84)	(0.15)	(0.05)
2003	$10.29	0.17	(2.16)	(1.99)	(0.14)	--
2004	$8.16	0.14	1.51	1.65	(0.12)	--
2005	$9.69	0.17	0.47	0.64	(0.17)	(0.38)
2005(c)	$9.78	0.08	0.06	0.14	(0.09)	--
EQUITY INCOME FUND – CLASS B SHARES

2004(h)	$8.71	0.04	0.95	0.99	(0.05)	--
2005	$9.65	0.10	0.46	0.56	(0.09)	(0.38)
2005(c)	$9.74	0.05	0.06	0.11	(0.05)	--
EQUITY INCOME FUND – INSTITUTIONAL I SHARES

2001	$12.00	0.20	0.42	0.62	(0.20)	(1.08)
2002	$11.34	0.16	(0.99)	(0.83)	(0.16)	(0.05)
2003	$10.30	0.18	(2.16)	(1.98)	(0.18)	--
2004	$8.14	0.15	1.51	1.66	(0.14)	--
2005	$9.66	0.19	0.46	0.65	(0.19)	(0.38)
2005(c)	$9.74	0.09	0.07	0.16	(0.10)	--
LARGE CAP VALUE FUND – CLASS A SHARES

2001	$11.14	0.09(g)	1.24	1.33	(0.09)	(0.42)
2002	$11.96	0.06	(1.49)	(1.43)	(0.06)	(0.16)
2003	$10.31	0.07	(1.91)	(1.84)	(0.06)	--
2004	$8.41	0.08(g)	1.95	2.03	(0.08)	--
2005	$10.36	0.11	0.55	0.66	(0.09)	--
2005(c)	$10.93	0.04	0.93	0.97	(0.04)	--
LARGE CAP VALUE FUND – CLASS B SHARES

2000(i)	$11.18	0.05	0.12	0.17	(0.06)	(0.16)
2001	$11.13	(0.04)(g)	1.24	1.20	(0.01)	(0.42)
2002	$11.90	(0.01)	(1.52)	(1.53)	--	(0.16)
2003	$10.21	(0.02)	(1.87)	(1.89)	--	--
2004	$8.32	(0.01)(g)	1.93	1.92	--	--
2005	$10.24	0.01	0.55	0.56	--	--
2005(c)	$10.80	(0.01)	0.92	0.91	--	--
LARGE CAP VALUE FUND – INSTITUTIONAL I SHARES

2004(k)	$9.26	0.06(g)	1.12	1.18	(0.07)	--
2005	$10.37	0.10	0.56	0.66	(0.10)	--
2005(c)	$10.93	0.04	0.93	0.97	(0.04)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

(c) Six months ended October 31, 2005 (unaudited).

(d) Computed on an annualized basis.

(e) Reflects operations for the period from May 29, 2001 (date of initial public investment) to April 30, 2002.

(f) Represent less than $0.01.

(g) Based on average shares outstanding.

(h) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(i) Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.

(j) Represent less than 0.01%.

(k) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(1.30)	$14.47	(6.93)%	0.91%	2.18%	0.10%	$300,818	36%
(0.27)	$12.91	(8.98)%	0.91%	1.88%	0.10%	$248,726	50%
(0.22)	$11.58	(8.52)%	0.94%	1.80%	0.04%	$122,051	84%
(0.13)	$13.08	14.11%	0.96%	1.06%	0.13%	$118,815	66%
(0.22)	$12.96	0.73%	0.95%	1.66%	0.21%	$84,800	41%
(0.10)	$13.16	2.28%	0.87%(d)	1.50%(d)	0.21%(d)	$37,514	22%

(1.27)	$11.33	5.33%	1.10%	1.62%	0.36%	$4,193	21%
(0.20)	$10.29	(7.43)%	1.10%	1.41%	0.38%	$5,136	43%
(0.14)	$8.16	(19.38)%	1.18%	1.99%	0.81%	$4,388	28%
(0.12)	$9.69	20.25%	1.17%	1.41%	0.45%	$5,245	30%
(0.55)	$9.78	6.59%	1.22%	1.72%	0.28%	$4,898	148%
(0.09)	$9.83	1.41%	1.23%(d)	1.61%(d)	0.23%(d)	$4,798	46%

(0.05)	$9.65	11.39%	1.97%(d)	0.30%(d)	0.01%(d)	$143	30%
(0.47)	$9.74	5.79%	1.94%	1.02%	0.06%	$207	148%
(0.05)	$9.80	1.13%	1.94%(d)	0.90%(d)	0.02%(d)	$257	46%

(1.28)	$11.34	5.42%	0.99%	1.70%	0.07%	$78,666	21%
(0.21)	$10.30	(7.34)%	1.00%	1.52%	0.08%	$72,005	43%
(0.18)	$8.14	(19.21)%	1.02%	2.16%	0.09%	$61,427	28%
(0.14)	$9.66	20.49%	1.01%	1.58%	0.17%	$72,887	30%
(0.57)	$9.74	6.72%	0.99%	1.94%	0.26%	$73,761	148%
(0.10)	$9.80	1.62%	0.99%(d)	1.86%(d)	0.22%(d)	$67,886	46%

(0.51)	$11.96	12.36%	1.15%	0.77%	--	$37,847	80%
(0.22)	$10.31	(11.99)%	1.13%	0.56%	--	$42,697	63%
(0.06)	$8.41	(17.80)%	1.12%	0.86%	--	$48,665	32%
(0.08)	$10.36	24.22%	1.06%	0.83%	0.25%	$46,107	27%
(0.09)	$10.93	6.35%	1.12%	0.88%	0.35%	$26,161	126%
(0.04)	$11.86	8.84%	1.01%(d)	0.65%(d)	0.29%(d)	$27,534	7%

(0.22)	$11.13	1.62%	1.99%(d)	0.17%(d)	--	$10	88%
(0.43)	$11.90	11.11%	2.15%	(0.38)%	--	$229	80%
(0.16)	$10.21	(12.88)%	2.13%	(0.47)%	--	$617	63%
--	$8.32	(18.51)%	2.12%	(0.14)%	--	$451	32%
--	$10.24	23.08%	1.98%	(0.07)%	0.00%(j)	$683	27%
--	$10.80	5.47%	1.92%	0.08%	0.05%	$819	126%
--	$11.71	8.43%	1.91%(d)	(0.26)%(d)	0.01%(d)	$908	7%

(0.07)	$10.37	12.71%	1.06%(d)	0.86%(d)	0.14%(d)	$43,139	27%
(0.10)	$10.93	6.35%	1.03%	0.94%	0.19%	$75,564	126%
(0.04)	$11.86	8.89%	1.03%(d)	0.63%(d)	0.14%(d)	$84,271	7%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

EQUITY INDEX FUND – CLASS A SHARES

2001	$14.79	0.09	(1.77)	(1.68)	(0.09)	(2.60)
2002	$10.42	0.08	(1.42)	(1.34)	(0.08)	--
2003	$9.00	0.10	(1.34)	(1.24)	(0.06)	--
2004	$7.70	0.10	1.57	1.67	(0.10)	--
2005	$9.27	0.15	0.36	0.51	(0.16)	--
2005(c)	$9.62	0.07	0.40	0.47	--	(0.06)
EQUITY INDEX FUND – CLASS B SHARES

2004(c)	$8.33	0.05	0.92	0.97	(0.05)	--
2005	$9.25	0.08	0.36	0.44	(0.09)	--
2005(c)	$9.60	0.03	0.40	0.43	--	(0.03)
EQUITY INDEX FUND – INSTITUTIONAL I SHARES

2001	$14.83	0.12	(1.77)	(1.65)	(0.13)	(2.60)
2002	$10.45	0.11	(1.42)	(1.31)	(0.11)	--
2003	$9.03	0.12	(1.34)	(1.22)	(0.12)	--
2004	$7.69	0.14	1.55	1.69	(0.12)	--
2005	$9.26	0.17	0.37	0.54	(0.18)	--
2005(c)	$9.62	0.08	0.41	0.49	--	(0.08)
LARGE CAP STOCK FUND – CLASS A SHARES

2001	$14.10	0.01	(0.87)	(0.86)	(0.01)	(1.95)
2002	$11.28	0.02	(1.07)	(1.05)	(0.03)	(0.77)
2003	$9.43	0.04	(1.84)	(1.80)	(0.02)	(0.14)
2004	$7.47	0.01(e)	1.64	1.65	(0.01)	--
2005	$9.11	0.05	0.20	0.25	(0.02)	(0.96)
2005(c)	$8.38	0.02	0.31	0.33	(0.01)	--
LARGE CAP STOCK FUND – CLASS B SHARES

2001	$13.94	(0.02)	(0.92)	(0.94)	--	(1.95)
2002	$11.05	(0.01)	(1.10)	(1.11)	--	(0.77)
2003	$9.17	(0.01)	(1.79)	(1.80)	--	(0.14)
2004	$7.23	(0.05)(e)	1.58	1.53	--	--
2005	$8.76	(0.03)	0.20	0.17	--	(0.96)
2005(c)	$7.97	(0.03)	0.32	0.29	--	--
LARGE CAP STOCK FUND – INSTITUTIONAL I SHARES

2001	$14.11	0.02	(0.86)	(0.84)	(0.02)	(1.95)
2002	$11.30	0.04	(1.09)	(1.05)	(0.04)	(0.77)
2003	$9.44	0.06	(1.86)	(1.80)	(0.05)	(0.14)
2004	$7.45	0.03(e)	1.63	1.66	(0.04)	--
2005	$9.07	0.05	0.21	0.26	(0.05)	(0.96)
2005(c)	$8.32	0.02	0.32	0.34	(0.02)	--
LARGE CAP GROWTH FUND – CLASS A SHARES

2001	$10.04	(0.02)(e)	(1.47)	(1.49)	(0.01)	--
2002	$8.54	0.00 (e)(f)	(0.63)	(0.63)	--	--
2003	$7.91	0.00 (e)(f)	(1.23)	(1.23)	--	--
2004	$6.68	0.00 (e)(f)	0.92	0.92	--	--
2005	$7.60	0.18	(0.30)	(0.12)	--	--
2005(c)	$7.48	(0.01)	0.25	0.24	--	--
LARGE CAP GROWTH FUND – CLASS B SHARES

2001	$10.04	(0.10)(e)	(1.47)	(1.57)	(0.01)	--
2002	$8.46	(0.02)	(0.68)	(0.70)	--	--
2003	$7.76	(0.05)	(1.22)	(1.27)	--	--
2004	$6.49	(0.06)(e)	0.90	0.84	--	--
2005	$7.33	(0.03)	(0.14)	(0.17)	--	--
2005(c)	$7.16	(0.03)	0.23	0.20	--	--
LARGE CAP GROWTH FUND – INSTITUTIONAL I SHARES

2004(g)	$7.05	0.00(e)(f)	0.55	0.55	--	--
2005	$7.60	0.02	(0.12)	(0.10)	(0.03)	--
2005(c)	$7.47	0.01	0.23	0.24	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

(c) Six months ended October 31, 2005 (unaudited).

(d) Computed on an annualized basis.

(e) Based on average shares outstanding.

(f) Represents less than $0.01.

(g) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(2.69)	$10.42	(12.51)%	0.50%	0.70%	0.46%	$9,260	44%
(0.08)	$9.00	(12.85)%	0.50%	0.87%	0.49%	$7,709	31%
(0.06)	$7.70	(13.70)%	0.58%	1.21%	0.86%	$4,646	87%
(0.10)	$9.27	21.71%	0.57%	1.14%	0.41%	$6,386	76%
(0.16)	$9.62	5.54%	0.56%	1.47%	0.42%	$5,182	52%
(0.06)	$10.03	4.91%	0.49%(d)	1.28%(d)	0.37%(d)	$5,158	12%

(0.05)	$9.25	11.70%	1.29%(d)	0.31%(d)	0.19%(d)	$319	76%
(0.09)	$9.60	4.76%	1.28%	0.79%	0.20%	$507	52%
(0.03)	$10.00	4.48%	1.28%(d)	0.48%(d)	0.15%(d)	$548	12%

(2.73)	$10.45	(12.34)%	0.25%	0.94%	0.31%	$100,495	44%
(0.11)	$9.03	(12.59)%	0.25%	1.12%	0.34%	$95,487	31%
(0.12)	$7.69	(13.50)%	0.25%	1.54%	0.34%	$94,947	87%
(0.12)	$9.26	22.06%	0.27%	1.45%	0.38%	$85,030	76%
(0.18)	$9.62	5.87%	0.28%	1.81%	0.45%	$93,788	52%
(0.08)	$10.03	5.07%	0.28%(d)	1.49%(d)	0.40%(d)	$79,689	12%

(1.96)	$11.28	(6.10)%	1.30%	0.06%	0.43%	$6,890	10%
(0.80)	$9.43	(9.53)%	1.31%	0.24%	0.44%	$5,935	22%
(0.16)	$7.47	(19.12)%	1.38%	0.58%	0.79%	$4,232	36%
(0.01)	$9.11	22.16%	1.26%	0.07%	0.28%	$64,755	84%
(0.98)	$8.38	2.71%	1.26%	0.45%	0.26%	$39,417	39%
(0.01)	$8.70	3.97%	1.27%(d)	0.26%(d)	0.24%(d)	$37,429	28%

(1.95)	$11.05	(6.79)%	2.05%	(0.69)%	0.13%	$858	10%
(0.77)	$9.17	(10.26)%	2.06%	(0.53)%	0.14%	$1,141	22%
(0.14)	$7.23	(19.64)%	2.08%	(0.13)%	2.02%	$867	36%
--	$8.76	21.16%	2.02%	(0.63)%	0.07%	$12,116	84%
(0.96)	$7.97	1.91%	2.00%	(0.34)%	0.02%	$10,920	39%
--	$8.26	3.64%	2.00%(d)	(0.46)%(d)	0.01%(d)	$9,968	28%

(1.97)	$11.30	(5.96)%	1.20%	0.17%	0.13%	$310,803	10%
(0.81)	$9.44	(9.52)%	1.21%	0.34%	0.14%	$245,727	22%
(0.19)	$7.45	(19.03)%	1.23%	0.73%	0.11%	$169,616	36%
(0.04)	$9.07	22.35%	1.11%	0.39%	0.18%	$409,916	84%
(1.01)	$8.32	2.83%	1.10%	0.57%	0.17%	$307,212	39%
(0.02)	$8.64	4.09%	1.09%(d)	0.42%(d)	0.16%(d)	$345,990	28%

(0.01)	$8.54	(14.87)%	1.51%	(0.23)%	0.14%	$12,128	52%
--	$7.91	(7.38)%	1.18%	0.04%	0.29%	$15,368	45%
--	$6.68	(15.55)%	1.30%	0.04%	0.38%	$16,312	37%
--	$7.60	13.77%	1.27%	(0.05)%	0.48%	$11,211	68%
--	$7.48	(1.58)%	1.31%	0.55%	0.43%	$2,429	130%
--	$7.72	3.21%	1.27%(d)	0.01%(d)	0.38%(d)	$2,653	26%

(0.01)	$8.46	(2.51)%	15.66%	(1.16)%	0.14%	$442	52%
--	$7.76	(8.27)%	2.15%	(0.91)%	0.24%	$1,162	45%
--	$6.49	(16.37)%	2.19%	(0.86)%	0.24%	$1,077	37%
--	$7.33	12.94%	2.14%	(0.90)%	0.18%	$1,261	68%
--	$7.16	(2.32)%	2.07%	(0.49)%	0.17%	$1,252	130%
--	$7.36	2.79%	2.07%(d)	(0.77)%(d)	0.12%(d)	$1,254	26%

--	$7.60	7.80%	1.19%(d)	(0.02)%(d)	0.30%(d)	$35,205	68%
--	$7.47	(1.35)%	1.14%	0.35%	0.35%	$48,452	130%
--	$7.71	3.21%	1.13%(d)	0.17%(d)	0.31%(d)	$45,647	26%
(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Options	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Options

MULTI CAP GROWTH FUND – CLASS A SHARES

2001	$25.89	0.03	(5.15)	(5.12)	--	(1.89)
2002	$18.88	(0.04)	(4.99)	(5.03)	--	--
2003	$13.85	(0.03)	(2.42)	(2.45)	--	--
2004	$11.40	(0.08)(c)	2.50	2.42	--	--
2005	$13.82	0.01	0.20	0.21	--	--
2005(d)	$14.03	(0.01)	0.97	0.96	--	--
MULTI CAP GROWTH FUND – CLASS B SHARES

2001	$25.74	(0.08)	(5.16)	(5.24)	--	(1.89)
2002	$18.61	(0.15)	(4.91)	(5.06)	--	--
2003	$13.55	(0.14)	(2.33)	(2.47)	--	--
2004	$11.08	(0.17)(c)	2.43	2.26	--	--
2005	$13.34	(0.09)	0.19	0.10	--	--
2005(d)	$13.44	(0.07)	0.94	0.87	--	--
MULTI CAP GROWTH FUND – INSTITUTIONAL I SHARES

2001	$26.13	0.04	(5.19)	(5.15)	(0.02)	(1.89)
2002	$19.07	(0.02)	(5.05)	(5.07)	--	--
2003	$14.00	--	(2.45)	(2.45)	--	--
2004	$11.55	(0.05)(c)	2.53	2.48	--	--
2005	$14.03	0.05	0.18	0.23	--	--
2005(d)	$14.26	0.02	0.97	0.99	--	--
MID CAP STOCK FUND – CLASS A SHARES

2001	$15.51	(0.03)(c)	1.00	0.97	--	(1.97)
2002	$14.51	0.00 (f)	(0.12)	(0.12)	--	--
2003	$14.39	(0.00)(f)	(2.48)	(2.48)	--	--
2004	$11.91	(0.05)	3.15	3.10	--	--
2005	$15.01	(0.01)(c)	1.21(c)	1.20	--	(0.59)
2005(d)	$15.62	0.01	1.58	1.59	--	--
MID CAP STOCK FUND – CLASS B SHARES

2001	$15.50	(0.15)(c)	1.00	0.85	--	(1.97)
2002	$14.38	(0.07)	(0.17)	(0.24)	--	--
2003	$14.14	(0.11)	(2.44)	(2.55)	--	--
2004	$11.59	(0.14)	3.03	2.89	--	--
2005	$14.48	(0.14)(c)	1.17(c)	1.03	--	(0.59)
2005(d)	$14.92	(0.06)	1.51	1.45	--	--
MID CAP STOCK FUND – INSTITUTIONAL I SHARES

2004(h)	$13.14	(0.02)	1.90	1.88	--	--
2005	$15.02	(0.01)(c)	1.21(c)	1.20	--	(0.59)
2005(d)	$15.63	0.01	1.58	1.59	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

(c) Based on average shares outstanding.

(d) Six months ended October 31, 2005 (unaudited).

(e) Computed on an annualized basis.

(f) Represents less than $0.01.

(g) Represents less than 0.01%.

(h) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(1.89)	$18.88	(20.37)%	1.11%	0.11%	0.35%	$44,988	90%
--	$13.85	(26.64)%	1.10%	(0.24)%	0.35%	$33,621	202%
--	$11.40	(17.69)%	1.19%	(0.20)%	0.82%	$22,820	194%
--	$13.82	21.23%	1.20%	(0.56)%	0.30%	$24,196	186%
--	$14.03	1.52%	1.20%	0.07%	0.38%	$20,121	264%
--	$14.99	6.84%	1.19%(e)	(0.11)%(e)	0.36%(e)	$18,782	54%

(1.89)	$18.61	(20.98)%	1.86%	(0.66)%	0.05%	$16,231	90%
--	$13.55	(27.19)%	1.85%	(0.99)%	0.05%	$12,196	202%
--	$11.08	(18.23)%	1.89%	(0.90)%	0.80%	$8,870	194%
--	$13.34	20.40%	1.92%	(1.27)%	0.07%	$10,150	186%
--	$13.44	0.75%	1.90%	(0.63)%	0.19%	$8,808	264%
--	$14.31	6.47%	1.89%(e)	(0.81)%(e)	0.16%(e)	$8,411	54%

(1.91)	$19.07	(20.32)%	1.00%	0.20%	0.06%	$175,559	90%
--	$14.00	(26.59)%	1.00%	(0.14)%	0.05%	$138,331	202%
--	$11.55	(17.50)%	1.03%	(0.03)%	0.04%	$103,441	194%
--	$14.03	21.47%	1.04%	(0.38)%	0.13%	$80,462	186%
--	$14.26	1.64%	1.04%	0.24%	0.28%	$51,880	264%
--	$15.25	6.94%	1.03%(e)	0.05%(e)	0.27%(e)	$43,552	54%

(1.97)	$14.51	6.51%	1.39%	(0.17)%	--	$119,409	112%
--	$14.39	(0.83)%	1.39%	(0.26)%	0.06%	$119,407	91%
--	$11.91	(17.23)%	1.26%	(0.01)%	0.20%	$102,263	80%
--	$15.01	26.03%	1.22%	(0.25)%	0.32%	$68,327	99%
(0.59)	$15.62	7.87%	1.19%	(0.09)%	0.43%	$59,045	210%
--	$17.21	10.18%	1.15%(e)	0.16%(e)	0.39%(e)	$61,520	22%

(1.97)	$14.38	5.69%	2.14%	(1.06)%	--	$1,364	112%
--	$14.14	(1.67)%	2.20%	(1.09)%	--	$2,051	91%
--	$11.59	(18.03)%	2.21%	(0.96)%	--	$1,713	80%
--	$14.48	24.94%	2.12%	(1.16)%	0.00%(g)	$2,333	99%
(0.59)	$14.92	6.97%	2.03%	(0.92)%	0.09%	$2,536	210%
--	$16.37	9.72%	2.03%(e)	(0.71)%(e)	0.05%(e)	$2,770	22%

--	$15.02	14.31%	1.21%(e)	(0.28)%(e)	0.14%(e)	$70,539	99%
(0.59)	$15.63	7.86%	1.15%	(0.04)%	0.22%	$74,897	210%
--	$17.22	10.17%	1.15%(e)	0.16%(e)	0.18%(e)	$81,224	22%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments, Options and Foreign Currency Transactions

MID CAP GROWTH FUND – CLASS A SHARES

2001	$17.90	(0.01)	(1.13)	(1.14)	--	--	(3.60)
2002	$13.16	(0.03)	(0.55)	(0.58)	--	--	--
2003	$12.58	(0.01)	(2.42)	(2.43)	--	--	--
2004	$10.15	(0.07)	3.41	3.34	--	--	--
2005	$13.49	(0.12)(c)	0.92	0.80	--	--	(0.23)
2005(d)	$14.06	(0.06)	1.85	1.79	--	--	--
MID CAP GROWTH FUND – CLASS B SHARES

2004(f)	$11.81	(0.06)	1.75	1.69	--	--	--
2005	$13.50	(0.23)(c)	0.92	0.69	--	--	(0.23)
2005(d)	$13.96	(0.10)	1.81	1.71	--	--	--
MID CAP GROWTH FUND – INSTITUTIONAL I SHARES

2001	$17.92	(0.02)	(1.11)	(1.13)	--	(3.60)	--
2002	$13.19	(0.02)	(0.54)	(0.56)	--	--	--
2003	$12.63	--	(2.43)	(2.43)	(0.01)	--	--
2004	$10.19	(0.05)	3.43	3.38	--	--	--
2005	$13.57	(0.10)(c)	0.93	0.83	--	--	(0.23)
2005(d)	$14.17	(0.04)	1.85	1.81	--	--	--
SMALL CAP STOCK FUND – CLASS A SHARES

2000(g)	$12.02	(0.03)	1.60	1.57	--	--	(1.71)
2001(h)(i)	$11.88	(0.08)(c)	(0.64)	(0.72)	--	--	(1.14)
2002	$10.02	0.00 (j)	0.77	0.77	--	--	(0.34)
2003	$10.45	0.00(c)(j)	(1.63)	(1.63)	--	--	(1.93)
2004	$6.89	(0.03)(c)	3.24	3.21	--	--	(0.80)
2005	$9.30	(0.02)	0.06	0.04	--	--	(1.23)
2005(d)	$8.11	(0.01)	1.04	1.03	--	--	--
SMALL CAP STOCK FUND – CLASS B SHARES

2001(k)	$9.75	(0.05)(c)	0.31	0.26	--	--	--
2002	$10.01	(0.06)	0.75	0.69	--	--	(0.34)
2003	$10.36	(0.05)(c)	(1.64)	(1.69)	--	--	(1.93)
2004	$6.74	(0.10)(c)	3.16	3.06	--	--	(0.80)
2005	$9.00	(0.05)	0.04	(0.01)	--	--	(1.23)
2005(d)	$7.76	(0.04)	0.99	0.95	--	--	--
SMALL CAP STOCK FUND – INSTITUTIONAL I SHARES

2004(m)	$8.41	(0.02)(c)	1.69	1.67	--	--	(0.80)
2005	$9.28	0.00 (j)	0.05	0.05	--	--	(1.23)
2005(d)	$8.10	(0.01)	1.03	1.02	--	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

(c) Based on average shares outstanding.

(d) Six months ended October 31, 2005 (unaudited).

(e) Computed on an annualized basis.

(f) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(g) Reflects operations for the year ended June 30.

(h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(i) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.

(j) Represents less than $0.01.

(k) Reflects operations for the period from January 10, 2001 (date of initial public investment) to April 30, 2001.

(l) Represents less than 0.01%.

(m) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income(Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(3.60)	$13.16	(6.62)%	1.21%	(0.27)%	0.36%	$4,489	96%
--	$12.58	(4.41)%	1.21%	(0.25)%	0.37%	$5,965	106%
--	$10.15	(19.32)%	1.29%	(0.12)%	0.82%	$4,841	238%
--	$13.49	32.91%	1.25%	(0.56)%	0.49%	$6,635	99%
(0.23)	$14.06	5.83%	1.29%	(0.86)%	0.34%	$6,317	52%
--	$15.85	12.73%	1.29%(e)	(0.70)%(e)	0.31%(e)	$6,859	38%

--	$13.50	14.31%	2.08%(e)	(1.70)%(e)	0.05%(e)	$125	99%
(0.23)	$13.96	5.01%	2.05%	(1.62)%	0.08%	$312	52%
--	$15.67	12.25%	2.05%(e)	(1.45)%(e)	0.05%(e)	$455	38%

(3.60)	$13.19	(6.55)%	1.10%	(0.20)%	0.07%	$95,317	96%
--	$12.63	(4.25)%	1.11%	(0.13)%	0.07%	$90,179	106%
(0.01)	$10.19	(19.25)%	1.13%	0.05%	0.08%	$65,417	238%
--	$13.57	33.17%	1.09%	(0.39)%	0.22%	$79,815	99%
(0.23)	$14.17	6.02%	1.13%	(0.70)%	0.25%	$75,904	52%
--	$15.98	12.77%	1.13%(e)	(0.54)%(e)	0.22%(e)	$77,947	38%

(1.71)	$11.88	16.31%	1.06%	(0.25)%	1.40%	$148,926	43%
(1.14)	$10.02	(6.57)%	1.30%(e)	(0.83)%(e)	0.17%(e)	$113,499	21%
(0.34)	$10.45	8.03%	1.23%	(0.57)%	0.07%	$115,011	136%
(1.93)	$6.89	(14.66)%	1.27%	(0.06)%	0.10%	$106,415	68%
(0.80)	$9.30	47.22%	1.25%	(0.30)%	0.17%	$11,217	55%
(1.23)	$8.11	(0.65)%	1.30%	(0.14)%	0.25%	$4,735	90%
--	$9.14	12.70%	1.30%(e)	(0.18)%(e)	0.23%(e)	$5,245	28%

--	$10.01	2.67%	0.89%(e)	(0.72)%(e)	--	$35	21%
(0.34)	$10.36	7.22%	2.05%	(1.35)%	--	$387	136%
(1.93)	$6.74	(15.46)%	2.12%	(0.89)%	--	$506	68%
(0.80)	$9.00	45.99%	2.05%	(1.10)%	0.00%(l)	$1,119	55%
(1.23)	$7.76	(1.25)%	2.03%	(0.85)%	0.02%	$1,100	90%
--	$8.71	12.24%	2.03%(e)	(0.90)%(e)	0.01%(e)	$1,266	28%

(0.80)	$9.28	20.36%	1.30%(e)	(0.35)%(e)	0.00%(e)(l)	$136,862	55%
(1.23)	$8.10	(0.53)%	1.28%	(0.11)%	0.02%	$148,945	90%
--	$9.12	12.59%	1.28%(e)	(0.16)%(e)	0.01%(e)	$166,856	28%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions

SMALL CAP GROWTH – CLASS A SHARES

2001	$23.07	(0.02)	(2.01)	(2.03)	--	(4.03)
2002	$16.99	(0.05)	0.82	0.77	--	--
2003	$17.76	(0.08)	(5.69)	(5.77)	--	--
2004	$11.99	(0.17)(c)	5.71	5.54	--	--
2005	$17.53	(0.04)	(1.12)	(1.16)	--	(1.84)
2005(d)	$14.53	(0.05)(c)	2.46	2.41	--	--
SMALL CAP GROWTH – CLASS B SHARES

2001(f)	$16.80	(0.01)	0.18	0.17	--	--
2002	$16.97	(0.14)	0.77	0.63	--	--
2003	$17.60	(0.19)	(5.62)	(5.81)	--	--
2004	$11.79	(0.29)(c)	5.61	5.32	--	--
2005	$17.11	(0.11)	(1.12)	(1.23)	--	(1.84)
2005(d)	$14.04	(0.10)(c)	2.36	2.26	--	--
SMALL CAP GROWTH – CLASS C SHARES

2003(g)	$12.27	(0.03)	(0.43)	(0.46)	--	--
2004	$11.81	(0.30)(c)	5.64	5.34	--	--
2005	$17.15	(0.17)	(1.02)	(1.19)	--	(1.84)
2005(d)	$14.12	(0.05)(c)	2.38	2.33	--	--
SMALL CAP GROWTH FUND – INSTITUTIONAL I SHARES

2001	$23.24	(0.01)	(2.03)	(2.04)	--	(4.03)
2002	$17.15	(0.04)	0.83	0.79	(0.01)	--
2003	$17.93	(0.07)	(5.73)	(5.80)	--	--
2004	$12.13	(0.15)(c)	5.78	5.63	--	--
2005	$17.76	0.03	(1.18)	(1.15)	--	(1.84)
2005(d)	$14.77	(0.04)(c)	2.49	2.45	--	--
INTERNATIONAL EQUITY FUND – CLASS A SHARES

2000(h)	$10.59	0.08	1.28	1.36	(0.14)	(0.14)
2001(i)(j)	$11.67	0.01(c)	(1.31)	(1.30)	--	(0.71)
2002	$9.66	0.16	(0.71)	(0.55)	(0.16)	--
2003	$8.95	0.09(c)	(1.42)	(1.33)	(0.11)	--
2004	$7.51	0.07(c)	2.25	2.32	(0.08)	--
2005	$9.75	0.09(c)	1.12	1.21	(0.08)	--
2005(d)	$10.88	0.07(c)	0.51	0.58	--	--
INTERNATIONAL EQUITY FUND – CLASS B SHARES

2001(k)	$10.25	(0.05)(c)	(0.55)	(0.60)	--	--
2002	$9.65	0.20	(0.83)	(0.63)	(0.13)	--
2003	$8.89	0.00(c)(m)	(1.38)	(1.38)	(0.05)	--
2004	$7.46	0.00(c)(m)	2.22	2.22	(0.08)	--
2005	$9.60	0.03(c)	1.09	1.12	(0.05)	--
2005(d)	$10.67	0.02(c)	0.51	0.53	--	--
INTERNATIONAL EQUITY FUND – INSTITUTIONAL I SHARES

2004(n)	$8.30	0.05(c)	1.48	1.53	(0.13)	--
2005	$9.70	0.12(c)	1.10	1.22	(0.11)	--
2005(d)	$10.81	0.07(c)	0.51	0.58	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

(c) Based on average shares outstanding.

(d) Six months ended October 31, 2005 (unaudited).

(e) Computed on an annualized basis.

(f) Reflects operations for the period from February 20, 2001 (date of initial public investment) to April 30, 2001.

(g) Reflects operations for the period from October 1, 2002 (date of initial public investment) to April 30, 2003.

(h) Reflects operations for the year ended June 30.

(i) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(j) Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(k) Reflects operations for the period from January 10, 2001 (date of initial public investment) to April 30, 2001.

(l) Represents less than 0.01%.

(m) Represents less than $0.01.

(n) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets

Return of Capital	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.02)	(4.05)	$16.99	(10.09)%	1.25%	(0.11)%	0.31%	$65,062	360%
--	--	$17.76	4.53%	1.27%	(0.38)%	0.31%	$74,576	267%
--	--	$11.99	(32.49)%	1.33%	(0.67)%	1.05%	$52,397	246%
--	--	$17.53	46.21%	1.36%	(0.99)%	0.42%	$72,164	256%
--	(1.84)	$14.53	(7.72)%	1.33%	(0.63)%	0.31%	$50,027	443%
--	--	$16.94	16.59%	1.30%(e)	(0.56)%(e)	0.38%(e)	$51,996	219%

--	--	$16.97	1.01%	2.07%(e)	(0.61)%(e)	0.01%(e)	$125	360%
--	--	$17.60	3.71%	2.01%	(1.20)%	0.02%	$829	267%
--	--	$11.79	(33.01)%	2.08%	(1.44)%	1.39%	$1,611	246%
--	--	$17.11	45.12%	2.09%	(1.73)%	0.24%	$2,859	256%
--	(1.84)	$14.04	(8.35)%	2.06%	(1.38)%	0.08%	$2,574	443%
--	--	$16.30	16.10%	2.05%(e)	(1.30)%(e)	0.15%(e)	$2,589	219%

--	--	$11.81	(3.75)%	2.09%(e)	(1.42)%(e)	9.19%(e)	$147	246%
--	--	$17.15	45.22%	2.12%	(1.76)%	0.43%	$677	256%
--	(1.84)	$14.12	(8.06)%	1.84%	(1.12)%	0.08%	$344	443%
--	--	$16.45	16.50%	1.38%(e)	(0.64)%(e)	0.15%(e)	$375	219%

(0.02)	(4.05)	$17.15	(10.05)%	1.15%	(0.14)%	0.02%	$85,286	360%
--	(0.01)	$17.93	4.58%	1.17%	(0.27)%	0.01%	$82,922	267%
--	--	$12.13	(32.35)%	1.17%	(0.51)%	0.02%	$56,766	246%
--	--	$17.76	46.41%	1.20%	(0.84)%	0.11%	$108,274	256%
--	(1.84)	$14.77	(7.56)%	1.19%	(0.50)%	0.22%	$77,827	443%
--	--	$17.22	16.59%	1.17%(e)	(0.43)%(e)	0.29%(e)	$84,817	219%

--	(0.28)	$11.67	12.87%	0.97%	0.72%	1.85%	$44,697	56%
--	(0.71)	$9.66	(11.41)%	1.46%(e)	0.07%(e)	0.42%(e)	$34,916	73%
--	(0.16)	$8.95	(5.60)%	1.64%	0.61%	0.15%	$45,754	61%
--	(0.11)	$7.51	(14.84)%	1.57%	1.12%	0.25%	$62,059	42%
--	(0.08)	$9.75	30.94%	1.60%	0.81%	0.23%	$19,124	53%
--	(0.08)	$10.88	12.42%	1.60%	0.89%	0.31%	$9,951	59%
--	--	$11.46	5.33%	1.47%(e)	1.25%(e)	0.31%(e)	$9,919	107%

--	--	$9.65	(5.85)%	4.04%(e)	(0.50)%(e)	0.00%(e)(l)	$5	73%
--	(0.13)	$8.89	(6.42)%	2.44%	0.04%	0.10%	$57	61%
--	(0.05)	$7.46	(15.56)%	2.47%	0.06%	0.10%	$55	42%
--	(0.08)	$9.60	29.80%	2.47%	0.03%	0.02%	$223	53%
--	(0.05)	$10.67	11.68%	2.31%	0.33%	0.10%	$386	59%
--	--	$11.20	4.97%	2.24%(e)	0.29%(e)	0.10%(e)	$578	107%

--	(0.13)	$9.70	18.42%	1.68%(e)	0.70%(e)	0.06%(e)	$99,527	53%
--	(0.11)	$10.81	12.57%	1.50%	1.11%	0.16%	$124,915	59%
--	--	$11.39	5.37%	1.44%(e)	1.26%(e)	0.15%(e)	$130,126	107%

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds
October 31, 2005 (unaudited)

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios, 23 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 12 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives

MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	To seek current income with the preservation of capital as a secondary objective.
MTB Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	Current income.
MTB U.S. Government Bond Fund (“U.S. Government Bond Fund”)(d)	To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.
MTB New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

MTB Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Pennsylvania personal income taxes.
MTB Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Maryland state and local income taxes.
MTB Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	Current income.
MTB Income Fund (“Income Fund”)(d)	Primarily current income and secondarily capital growth.
MTB Managed Allocation Fund – Conservative Growth (“Conservative Growth Fund”)(d)*	To seek capital appreciation and income.
MTB Managed Allocation Fund – Moderate Growth (“Moderate Growth Fund”)(d)*	To seek capital appreciation and secondarily income.
MTB Managed Allocation Fund – Aggressive Growth (“Aggressive Growth Fund”)(d)*	To seek capital appreciation.
MTB Balanced Fund (“Balanced Fund”)(d)	To provide total return.
MTB Equity Income Fund (“Equity Income Fund”)(d)	Current income and growth of capital.
MTB Large Cap Value Fund (“Large Cap Value Fund”)(d)	To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.
MTB Equity Index Fund (“Equity Index Fund”)(d)	Investment results that correspond to the performance of the Standard & Poor’s 500 Index.
MTB Large Cap Stock Fund (“Large Cap Stock Fund”)(d)	Growth of principal.
MTB Large Cap Growth Fund (“Large Cap Growth Fund”)(d)	To provide capital appreciation.
MTB Multi Cap Growth Fund (“Multi Cap Growth Fund”)(d)	Long-term capital appreciation.
MTB Mid Cap Stock Fund (“Mid Cap Stock Fund”)(d)	To provide total return.
MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”)(d)	Long-term capital appreciation.
MTB Small Cap Stock Fund (“Small Cap Stock Fund”)(d)	To seek growth of capital.
MTB Small Cap Growth Fund (“Small Cap Growth Fund”)(d)	Long-term capital appreciation.
MTB International Equity Fund (“International Equity Fund”)(d)	To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

(d) Diversified

(n) Non-diversified

*The Fund invests solely in the shares of other funds within the MTB Group of Funds

The Trust offers 7 classes of shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. All shares of the Funds have equal rights with respect to voting, except on class-specific matters.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On May 20, 2005, New York Municipal Bond Fund received a tax-free transfer of assets from MTB Common Trust Fiduciary Tax-Free Fund, as follows:

	Shares of New York Municipal Bond Fund Issued	Fiduciary Tax-Free Fund Net Assets Received	Fiduciary Tax-Free Fund Unrealized Appreciation[1]	Net Assets of New York Municipal Bond Fund Prior to Combination	Net Assets of Fiduciary Tax-Free Fund Immediately Prior to Combination	Net Assets of New York Municipal Bond Fund Immediately After Combination

Institutional I	974,233	$10,375,577	$208,468	$79,623,974	$10,375,577	$89,999,551

1 Unrealized Appreciation is included in the Fiduciary Tax-Free Fund Net Assets Received amount shown above.

On May 20, 2005, Income Fund received a tax-free transfer of assets from MTB Common Trust Fiduciary Fixed Income Fund, Discretionary Common Trust Fixed Income Fund, Class B, and Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund, as follows:

	Shares of Income Fund Issued	Fiduciary Fixed Income Fund Net Assets Received	Discretionary Common Trust Fixed Income Fund, Class A Net Assets Received	Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund Net Assets Received	Fiduciary Fixed Income Fund Unrealized Appreciation[2]	Discretionary Common Trust Fixed Income Fund, Class A Unrealized Appreciation[2]	Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund Unrealized Appreciation[2]

Institutional I	6,580,273	$50,865,498	$4,427,623	$10,048,988	$1,753,180	$90,386	$176,426

	Net Assets of Income Fund Immediately Prior to Combination	Net Assets of Fiduciary Fixed Income Fund Immediately Prior to Combination	Net Assets of Discretionary Common Trust Fixed Income Fund, Class A Immediately Prior to Combination	Net Assets of Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund Immediately Prior to Combination	Net Assets of Income Fund Immediately After Combination

Class A	$8,753,524	$ --	$ --	$ --	$8,753,524
Class B	1,929,009	--	--	--	1,929,009
Institutional I	127,607,645	50,865,498	4,427,623	10,048,988	192,949,754

TOTAL	$138,290,178	$50,865,498	$4,427,623	$10,048,988	$203,632,287

2 Unrealized Appreciation is included in the MTB Common Trust Fiduciary Fixed Income Fund, Discretionary Common Trust Fixed Income Fund, Class B, and Corporate Retirement Plans Intermediate Term Bond Fund Net Assets Received amounts shown above.

On May 20, 2005, Short Duration Government Bond Fund received a tax-free transfer of assets from MTB Common Trust Limited Maturity U.S. Government Fund and Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund, as follows:

	Shares of Short Duration Government Bond Fund Issued	Limited Maturity U.S. Government Fund Net Assets Received	Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Net Assets Received	Limited Maturity U.S. Government Fund Unrealized Depreciation[3]	Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Unrealized Depreciation[3]

Institutional I	261,845	$864,894	$1,648,819	$11,074	$3,843

	Net Assets of Short Duration Government Bond Fund Immediately Prior to Combination	Net Assets of Limited Maturity U.S. Government Fund Immediately Prior to Combination	Net Assets of Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Immediately Prior to Combination	Net Assets of Short Duration Government Bond Fund Immediately After Combination

Class A	$5,683,504	$ --	$ --	$5,683,504
Class B	124,153	--	--	124,153
Institutional I	190,631,171	864,894	1,648,819	193,144,884

TOTAL	$196,438,828	$864,894	$1,648,819	$198,952,541

3 Unrealized Depreciation is included in the MTB Common Trust Limited Maturity U.S. Government Fund and Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Net Assets Received amounts shown above.

On May 20, 2005, Large Cap Stock Fund received a tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Equities Fund, Class A, Group Trust for Corporate Retirement Plans Equity Growth Fund and Fiduciary Equity Fund as follows:

	Shares of Large Cap Stock Fund Issued	Discretionary Common Trust Equities Fund, Class A Net Assets Received	Group Trust for Corporate Retirement Plans Equity Growth Fund Net Assets Received	Fiduciary Equity Fund Net Assets Received

Institutional I	7,077,973	$19,658,326	$12,794,398	$28,771,743

	Discretionary Common Trust Equities Fund Unrealized Appreciation[4]	Group Trust for Corporate Retirement Plans Equity Growth Fund Unrealized Appreciation[4]	Fiduciary Equity Fund Unrealized Appreciation[4]

Institutional I	$3,096,400	$1,528,348	$4,577,042

	Net Assets of Large Cap Stock Fund Immediately Prior to Combination	Net Assets of Discretionary Common Trust Fund Immediately Prior to Combination	Net Assets of Group Trust for Corporate Retirement Plans Equity Growth Fund Immediately Prior to Combination	Net Assets of Fiduciary Equity Fund Immediately Prior to Combination	Net Assets of Large Cap Stock Fund Immediately After Combination

Class A	$40,649,288	$ --	$--	$--	$40,649,288
Class B	11,244,591	--	--	--	11,244,591
Institutional I	313,021,024	19,658,326	12,794,398	28,771,743	374,245,491

TOTAL	$364,914,903	$19,658,326	$12,794,398	$28,771,743	$426,139,370

4 Unrealized Appreciation is included in the MTB Common Trust Discretionary Common Trust Fund, Class A, Group Trust for Corporate Retirement Plans Equity Growth Fund and Fiduciary Equity Fund Net Assets Received amounts shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements – It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Gain and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid as follows:

Fund Name	Dividends Declared	Dividends Paid

Short Duration Government Bond Fund	Daily	Monthly
Short-Term Corporate Bond Fund	Daily	Monthly
U.S. Government Bond Fund	Daily	Monthly
New York Municipal Bond Fund	Daily	Monthly
Pennsylvania Municipal Bond Fund	Daily	Monthly
Maryland Municipal Bond Fund	Daily	Monthly
Intermediate-Term Bond Fund	Daily	Monthly
Income Fund	Daily	Monthly
Conservative Growth Fund	Quarterly	Quarterly
Moderate Growth Fund	Quarterly	Quarterly
Aggressive Growth Fund	Quarterly	Quarterly
Balanced Fund	Quarterly	Quarterly
Equity Income Fund	Monthly	Monthly
Large Cap Value Fund	Quarterly	Quarterly
Equity Index Fund	Quarterly	Quarterly
Large Cap Stock Fund	Quarterly	Quarterly
Large Cap Growth Fund	Quarterly	Quarterly
Multi Cap Growth Fund	Annually	Annually
Mid Cap Stock Fund	Quarterly	Quarterly
Mid Cap Growth Fund	Quarterly	Quarterly
Small Cap Stock Fund	Quarterly	Quarterly
Small Cap Growth Fund	Annually	Annually
International Equity Fund	Annually	Annually

Non-cash dividends included in dividend income, if any, are recorded at fair value. All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Funds record TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Written Options Contracts – Multi Cap Growth Fund, Mid Cap Stock Fund, Mid Cap Growth Fund and Small Cap Growth Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyers uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended October 31, 2005, the Small Cap Growth Fund had realized gain on written options of $53,435.

The following is a summary of Multi Cap Growth Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2005	--	$ --
Options written	23	5,577
Options bought to close	--	--

Outstanding at 10/31/2005	23	$ 5,577

The following is a summary of Mid Cap Stock Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2005	--	$ --
Options written	98	22,578
Options bought to close	--	--

Outstanding at 10/31/2005	98	$ 22,578

The following is a summary of Mid Cap Growth Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2005	--	$ --
Options written	120	24,149
Options bought to close	--	--

Outstanding at 10/31/2005	120	$24,149

The following is a summary of Small Cap Growth’s Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2005	--	$ --
Options written	375	53,435
Options expired	(375)	--

Outstanding at 10/31/2005	--	$ --

Foreign Exchange Contracts – The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2005, the International Equity Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)

CONTRACTS PURCHASED:

11/1/2005	1,498,318 Euro Dollar	$ 1,796,184	$ 1,795,660	$ (524)
11/1/2005	443,206 Euro Dollar	531,315	531,160	(155)
11/1/2005	4,372,674 Hong Kong Dollar	564,070	564,063	(7)
11/1/2005	5,993,432 Hong Kong Dollar	773,147	773,137	(10)
11/2/2005	2,382,268 Canadian Dollar	2,021,441	2,016,991	(4,450)
11/2/2005	1,675,503 Swiss Franc	1,298,437	1,299,495	1,058
11/2/2005	1,843,639 Swiss Franc	1,428,735	1,429,898	1,163
11/2/2005	5,234,562 Danish Krone	841,705	840,617	(1,088)
11/2/2005	1,045,527 Danish Krone	168,118	167,901	(217)
11/2/2005	4,152,563 Euro Dollar	4,979,338	4,976,639	(2,699)
11/2/2005	4,536,336 Euro Dollar	5,438,160	5,436,573	(1,587)
11/2/2005	2,173,111 Pound Sterling	3,843,146	3,846,404	3,258
11/2/2005	3,048,503 Pound Sterling	5,391,278	5,395,849	4,571
11/2/2005	504,774,799 Japanese Yen	4,336,926	4,336,181	(745)
11/2/2005	685,077,217 Japanese Yen	5,886,049	5,885,037	(1,012)
11/2/2005	3,796,502 Mexican Peso	351,838	352,001	163
11/2/2005	1,759,455 Norwegian Krone	270,936	270,380	(556)
11/2/2005	238,452 New Zealand Dollar	167,035	166,856	(179)
11/2/2005	83,877 New Zealand Dollar	58,756	58,693	(63)
11/2/2005	4,487,860 Swedish Krona	565,008	563,603	(1,405)
11/2/2005	4,228,510 Swedish Krona	532,357	531,033	(1,324)
CONTRACTS SOLD:
11/1/2005	3,967,038 Euro Dollar	$ 4,755,685	$ 4,754,297	$ 1,388
11/1/2005	5,904,079 Hong Kong Dollar	761,620	761,610	10
11/2/2005	12,020,169 Swiss Franc	9,315,072	9,322,658	(7,586)
11/2/2005	1,615,868 Danish Krone	259,828	259,492	336
11/2/2005	11,635,543 Euro Dollar	13,948,688	13,944,618	4,070
11/2/2005	8,479,750 Pound Sterling	14,996,437	15,009,150	(12,713)
11/2/2005	1,467,644,363 Japanese Yen	12,609,712	12,607,545	2,167
11/2/2005	4,112,780 Norwegian Krone	633,320	632,021	1,299

Net Unrealized Depreciation on Foreign Exchange Contracts $(16,837)

Foreign Currency Translation – The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Securities Lending – The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds normally receive cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Funds, according to agreed-upon rates.

As of October 31, 2005, the Funds had no outstanding securities on loan.

Dollar Roll Transactions – The U.S. Government Bond Fund, Intermediate-Term Bond Fund and Income Fund, may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve TBAs and are treated as short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return.

Information regarding dollar roll transactions for U.S. Government Bond Fund for the six months ended October 31, 2005 was as follows:

Maximum amount outstanding during the period	$22,844,066
Average amount outstanding during the period[1]	$20,349,089
Average shares outstanding during the period	18,022,694
Average debt per share outstanding during the period	$1.13

Information regarding dollar roll transactions for Intermediate-Term Bond Fund for the six months ended October 31, 2005 was as follows:

Maximum amount outstanding during the period	$47,734,569
Average amount outstanding during the period[1]	$36,644,928
Average shares outstanding during the period	24,716,700
Average debt per share outstanding during the period	$1.48

Information regarding dollar roll transactions for Income Fund for the six months ended October 31, 2005 was as follows:

Maximum amount outstanding during the period	$31,257,365
Average amount outstanding during the period[1]	$23,412,987
Average shares outstanding during the period	19,170,720
Average debt per share outstanding during the period	$1.22

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended October 31, 2005.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Short Duration Government Bond Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	11,131	$107,202	92,617	$892,246
Shares issued to shareholders in payment of distributions declared	6,656	63,747	16,328	157,122
Shares redeemed	(96,975)	(929,771)	(402,328)	(3,867,206)

Net change resulting from Class A Share transactions	(79,188)	$(758,822)	(293,383)	$(2,817,838)

CLASS B SHARES
Shares sold	3,589	$34,318	2,134	$20,550
Shares issued to shareholders in payment of distributions declared	80	771	119	1,142
Shares redeemed	(162)	(1,555)	(1,987)	(19,082)

Net change resulting from Class B Share transactions	3,507	$33,534	266	$2,610

INSTITUTIONAL I SHARES
Shares sold	1,806,283	$17,306,189	5,646,302	$54,353,594
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Limited Maturity U.S. Government Fund	90,093	864,894	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund	171,752	1,648,819	--	--
Shares issued to shareholders in payment of distributions declared	131,987	1,264,042	223,644	2,151,843
Shares redeemed	(2,862,114)	(27,411,171)	(6,645,281)	(63,968,037)

Net change resulting from Institutional I Share transactions	(661,999)	$(6,327,227)	(775,335)	$(7,462,600)

Net change resulting from share transactions	(737,680)	$(7,052,515)	(1,068,452)	$(10,277,828)

	Short-Term Corporate Bond Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	1,783	$17,470	24,753	$243,775
Shares issued to shareholders in payment of distributions declared	361	3,537	415	4,080
Shares redeemed	(5,554)	(54,378)	(7,357)	(72,286)

Net change resulting from Class A Share transactions	(3,410)	$(33,371)	17,811	$175,569

CLASS B SHARES
Shares sold	2,181	$21,310	1,379	$13,509
Shares issued to shareholders in payment of distributions declared	42	408	35	339
Shares redeemed	(93)	(913)	(5)	(50)

Net change resulting from Class B Share transactions	2,130	$20,805	1,409	$13,798

	Short-Term Corporate Bond Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

INSTITUTIONAL I SHARES
Shares sold	512,713	$5,021,794	2,344,979	$23,059,289
Shares issued to shareholders in payment of distributions declared	38,660	378,507	76,097	748,351
Shares redeemed	(1,410,420)	(13,800,671)	(2,984,772)	(29,348,096)

Net change resulting from Institutional I Share transactions	(859,047)	$(8,400,370)	(563,696)	$(5,540,456)

Net change resulting from share transactions	(860,327)	$(8,412,936)	(544,476)	$(5,351,089)

	U.S. Government Bond Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	449,848	$4,243,809	1,583,296	$15,005,864
Shares issued to shareholders in payment of distributions declared	88,494	835,468	216,334	2,054,085
Shares redeemed	(624,634)	(5,896,441)	(2,741,560)	(26,026,990)

Net change resulting from Class A Share transactions	(86,292)	$(817,164)	(941,930)	$(8,967,041)

CLASS B SHARES
Shares sold	7,867	$74,568	17,826	$169,668
Shares issued to shareholders in payment of distributions declared	298	2,809	373	3,539
Shares redeemed	(3)	(25)	(480)	(4,540)

Net change resulting from Class B Share transactions	8,162	$77,352	17,719	$168,667

INSTITUTIONAL I SHARES
Shares sold	1,599,649	$15,081,485	3,615,655	$34,395,028
Shares issued to shareholders in payment of distributions declared	97,903	924,192	200,578	1,904,189
Shares redeemed	(2,284,637)	(21,526,987)	(5,918,505)	(56,118,041)

Net change resulting from Institutional I Share transactions	(587,085)	$(5,521,310)	(2,102,272)	$(19,818,824)

Net change resulting from share transactions	(665,215)	$(6,261,122)	(3,026,483)	$(28,617,198)

	New York Municipal Bond Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	668,228	$7,096,692	622,069	$6,573,294
Shares issued to shareholders in payment of distributions declared	75,814	804,862	172,840	1,829,704
Shares redeemed	(717,523)	(7,633,338)	(1,277,875)	(13,492,619)

Net change resulting from Class A Share transactions	26,519	$268,216	(482,966)	$(5,089,621)

CLASS B SHARES
Shares sold	56,876	$604,697	38,240	$405,597
Shares issued to shareholders in payment of distributions declared	876	9,285	1,059	11,220
Shares redeemed	(1,177)	(12,491)	(634)	(6,749)

Net change resulting from Class B Share transactions	56,575	$601,491	38,665	$410,068

INSTITUTIONAL I SHARES
Shares sold	437,414	$4,652,649	380,217	$4,036,307
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Tax-Free Fund	974,233	10,375,577	--	--
Shares issued to shareholders in payment of distributions declared	1,145	12,135	6,580	69,628
Shares redeemed	(237,849)	(2,525,283)	(459,704)	(4,859,015)

Net change resulting from Institutional I Share transactions	1,174,943	$12,515,078	(72,907)	$(753,080)

Net change resulting from share transactions	1,258,037	$13,384,785	(517,208)	$(5,432,633)

	Pennsylvania Municipal Bond Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	45,403	$465,877	82,251	$843,402
Shares issued to shareholders in payment of distributions declared	10,043	102,844	24,289	249,719
Shares redeemed	(123,352)	(1,259,077)	(469,849)	(4,837,261)

Net change resulting from Class A Share transactions	(67,906)	$(690,356)	(363,309)	$(3,744,140)

CLASS B SHARES
Shares sold	1,373	$14,100	18,942	$194,787
Shares issued to shareholders in payment of distributions declared	535	5,479	985	10,139
Shares redeemed	(21,263)	(216,155)	(1,416)	(14,703)

Net change resulting from Class B Share transactions	(19,355)	$(196,576)	18,511	$190,223

	Pennsylvania Municipal Bond Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

INSTITUTIONAL I SHARES
Shares sold	457,475	$4,696,029	1,006,111	$10,366,120
Shares issued to shareholders in payment of distributions declared	13,194	135,090	27,434	282,166
Shares redeemed	(1,668,987)	(17,124,633)	(4,056,669)	(41,564,721)

Net change resulting from Institutional I Share transactions	(1,198,318)	$(12,293,514)	(3,023,124)	$(30,916,435)

Net change resulting from share transactions	(1,285,579)	$(13,180,446)	(3,367,922)	$(34,470,352)

	Maryland Municipal Bond Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	68,215	$702,835	199,592	$2,063,578
Shares issued to shareholders in payment of distributions declared	20,548	255,350	55,310	569,890
Shares redeemed	(267,239)	(2,796,047)	(404,342)	(4,145,472)

Net change resulting from Class A Share transactions	(178,476)	$(1,837,862)	(149,440)	$(1,512,004)

CLASS B SHARES
Shares sold	15,866	$164,668	15,975	$165,271
Shares issued to shareholders in payment of distributions declared	1,386	17,331	4,075	42,073
Shares redeemed	(7,590)	(81,416)	(48,669)	(500,496)

Net change resulting from Class B Share transactions	9,662	$100,583	(28,619)	$(293,152)

INSTITUTIONAL I SHARES
Shares sold	272,843	$2,812,089	649,603	$6,729,749
Shares issued to shareholders in payment of distributions declared	20,326	252,643	76,987	794,061
Shares redeemed	(611,591)	(6,358,112)	(847,043)	(8,740,363)

Net change resulting from Institutional I Share transactions	(318,422)	$(3,293,380)	(120,453)	$(1,216,553)

Net change resulting from share transactions	(487,236)	$(5,030,659)	(298,512)	$(3,021,709)

	Intermediate-Term Bond Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	3,475	$34,649	171,548	$1,724,364
Shares issued to shareholders in payment of distributions declared	3,124	31,115	28,383	285,497
Shares redeemed	(27,230)	(271,205)	(968,943)	(9,772,404)

Net change resulting from Class A Share transactions	(20,631)	$(205,441)	(769,012)	$(7,762,543)

	Intermediate-Term Bond Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS B SHARES
Shares sold	--	$--	7,957	$80,408
Shares issued to shareholders in payment of distributions declared	107	1,063	218	2,189
Shares redeemed	(2)	(25)	(4,939)	(49,732)

Net change resulting from Class B Share transactions	105	$1,038	3,236	$32,865

INSTITUTIONAL I SHARES
Shares sold	2,048,978	$20,400,680	6,168,388	$61,986,925
Shares issued to shareholders in payment of distributions declared	122,862	1,223,204	248,194	2,492,504
Shares redeemed	(3,013,650)	(29,933,083)	(7,124,423)	(71,470,433)

Net change resulting from Institutional I Share transactions	(841,810)	$(8,309,199)	(707,841)	$(6,991,004)

Net change resulting from share transactions	(862,336)	$(8,513,602)	(1,473,617)	$(14,720,682)

	Income Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	20,738	$206,492	27,796	$282,661
Shares issued to shareholders in payment of distributions declared	14,044	141,083	37,995	384,975
Shares redeemed	(99,020)	(993,657)	(217,034)	(2,195,567)

Net change resulting from Class A Share transactions	(64,238)	$(646,082)	(151,243)	$(1,527,931)

CLASS B SHARES
Shares sold	6,951	$68,688	5,442	$54,505
Shares issued to shareholders in payment of distributions declared	2,875	28,506	7,918	79,201
Shares redeemed	(25,721)	(253,229)	(31,876)	(319,486)

Net change resulting from Class B Share transactions	(15,895)	$(156,035)	(18,516)	$(185,780)

INSTITUTIONAL I SHARES
Shares sold	481,371	$4,753,831	892,637	$8,957,575
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Fixed Income Fund	5,122,407	50,865,498	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Fixed Income Fund, Class B	445,883	4,427,623	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund	1,011,983	10,048,988	--	--
Shares issued to shareholders in payment of distributions declared	140,214	1,389,840	399,742	3,999,268
Shares redeemed	(2,243,487)	(22,212,288)	(6,218,266)	(62,143,525)

Net change resulting from Institutional I Share transactions	4,958,371	$49,273,492	(4,925,887)	$(49,186,682)

Net change resulting from share transactions	4,878,238	$48,471,375	(5,095,646)	$(50,900,393)

	Conservative Growth Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	13,747	$136,779	146,637	$1,442,788
Shares issued to shareholders in payment of distributions declared	4,241	42,300	11,380	112,367
Shares redeemed	(65,110)	(649,145)	(102,907)	(1,013,531)

Net change resulting from Class A Share transactions	(47,122)	$(470,066)	55,110	$541,624

CLASS B SHARES
Shares sold	12,698	$126,191	74,215	$729,276
Shares issued to shareholders in payment of distributions declared	1,544	15,370	4,747	46,812
Shares redeemed	(38,723)	(383,912)	(59,242)	(580,736)

Net change resulting from Class B Share transactions	(24,481)	$(242,351)	19,720	$195,352

Net change resulting from share transactions	(71,603)	$(712,417)	74,830	$736,976

	Moderate Growth Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	137,877	$1,431,826	869,368	$8,617,335
Shares issued to shareholders in payment of distributions declared	--	--	23,006	234,435
Shares redeemed	(261,454)	(2,713,767)	(471,367)	(4,712,107)

Net change resulting from Class A Share transactions	(123,577)	$(1,281,941)	421,007	$4,139,663

CLASS B SHARES
Shares sold	136,518	$1,395,702	536,029	$5,279,763
Shares issued to shareholders in payment of distributions declared	--	--	6,800	68,958
Shares redeemed	(90,205)	(925,341)	(175,217)	(1,742,407)

Net change resulting from Class B Share transactions	46,313	$470,361	367,612	$3,606,314

Net change resulting from share transactions	(77,264)	$(811,580)	788,619	$7,745,977

	Aggressive Growth Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	100,088	$1,031,873	385,680	$3,727,974
Shares issued to shareholders in payment of distributions declared	--	--	7,563	75,938
Shares redeemed	(147,978)	(1,531,444)	(187,938)	(1,834,571)

Net change resulting from Class A Share transactions	(47,890)	$(499,571)	205,305	$1,969,341

	Aggressive Growth Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS B SHARES
Shares sold	47,088	$473,247	220,280	$2,106,909
Shares issued to shareholders in payment of distributions declared	--	--	1,509	14,843
Shares redeemed	(41,353)	(415,122)	(40,188)	(383,156)

Net change resulting from Class B Share transactions	5,735	$58,125	181,601	$1,738,596

Net change resulting from share transactions	(42,155)	$(441,446)	386,906	$3,707,937

	Balanced Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	18,909	$251,115	116,095	$1,506,820
Shares issued to shareholders in payment of distributions declared	11,703	156,384	32,260	422,841
Shares redeemed	(260,265)	(3,468,031)	(532,607)	(6,919,201)

Net change resulting from Class A Share transactions	(229,653)	$(3,060,532)	(384,252)	$(4,989,540)

CLASS B SHARES
Shares sold	2,870	$38,296	52,683	$680,511
Shares issued to shareholders in payment of distributions declared	2,392	32,010	7,666	100,989
Shares redeemed	(124,677)	(1,662,290)	(123,860)	(1,608,462)

Net change resulting from Class B Share transactions	(119,415)	$(1,591,984)	(63,511)	$(826,962)

INSTITUTIONAL I SHARES
Shares sold	70,419	$935,509	165,927	$2,154,967
Shares issued to shareholders in payment of distributions declared	13,271	177,955	131,730	1,730,810
Shares redeemed	(3,775,301)	(50,641,205)	(2,837,750)	(36,995,342)

Net change resulting from Institutional I Share transactions	(3,691,611)	$(49,527,741)	(2,540,093)	$(33,109,565)

Net change resulting from share transactions	(4,040,679)	$(54,180,257)	(2,987,856)	$(38,926,067)

	Equity Income Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	40,858	$406,810	67,317	$664,609
Shares issued to shareholders in payment of distributions declared	4,160	41,528	26,940	267,176
Shares redeemed	(57,958)	(580,317)	(134,278)	(1,322,767)

Net change resulting from Class A Share transactions	(12,940)	$(131,979)	(40,021)	$(390,982)

	Equity Income Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS B SHARES
Shares sold	4,882	$48,552	6,265	$61,701
Shares issued to shareholders in payment of distributions declared	121	1,203	831	8,225
Shares redeemed	(103)	(1,025)	(658)	(6,560)

Net change resulting from Class B Share transactions	4,900	$48,730	6,438	$63,366

INSTITUTIONAL I SHARES
Shares sold	297,918	$2,956,903	1,613,092	$16,155,850
Shares issued to shareholders in payment of distributions declared	4,048	40,283	242,964	2,404,438
Shares redeemed	(945,227)	(9,347,492)	(1,830,395)	(18,069,124)

Net change resulting from Institutional I Share transactions	(643,261)	$(6,350,306)	25,661	$491,164

Net change resulting from share transactions	(651,301)	$(6,433,555)	(7,922)	$163,548

	Large Cap Value Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	236,186	$2,753,411	1,075,117	$11,450,096
Shares issued to shareholders in payment of distributions declared	7,049	83,830	25,515	276,326
Shares redeemed	(316,959)	(3,693,669)	(3,155,021)	(34,047,103)

Net change resulting from Class A Share transactions	(73,724)	$(856,428)	(2,054,389)	$(22,320,681)

CLASS B SHARES
Shares sold	7,181	$83,064	12,509	$134,302
Shares redeemed	(5,455)	(63,355)	(3,331)	(35,975)

Net change resulting from Class B Share transactions	1,726	$19,709	9,178	$98,327

INSTITUTIONAL I SHARES
Shares sold	666,114	$7,714,086	3,939,182	$43,968,319
Shares issued to shareholders in payment of distributions declared	9,012	107,172	17,351	190,823
Shares redeemed	(484,350)	(5,644,982)	(1,203,515)	(13,066,919)

Net change resulting from Institutional I Share transactions	190,776	$2,176,276	2,753,018	$31,092,223

Net change resulting from share transactions	118,778	$1,339,557	707,807	$8,869,869

	Equity Index Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	16,279	$164,582	84,233	$817,791
Shares issued to shareholders in payment of distributions declared	3,234	32,744	9,937	95,809
Shares redeemed	(44,086)	(445,087)	(244,446)	(2,298,411)

Net change resulting from Class A Share transactions	(24,573)	$(247,761)	(150,276)	$(1,384,811)

CLASS B SHARES
Shares sold	2,720	$27,113	19,074	$183,566
Shares issued to shareholders in payment of distributions declared	158	1,593	405	3,947
Shares redeemed	(921)	(9,249)	(1,207)	(11,788)

Net change resulting from Class B Share transactions	1,957	$19,457	18,272	$175,725

INSTITUTIONAL I SHARES
Shares sold	367,150	$3,677,502	2,545,459	$24,202,800
Shares issued to shareholders in payment of distributions declared	41,832	423,542	106,926	1,035,602
Shares redeemed	(2,213,096)	(22,105,866)	(2,081,027)	(20,335,373)

Net change resulting from Institutional I Share transactions	(1,804,114)	$(18,004,822)	571,358	$4,903,029

Net change resulting from share transactions	(1,826,730)	$(18,233,126)	439,354	$3,693,943

	Large Cap Stock Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	58,836	$413,313	637,690	$5,608,812
Shares issued to shareholders in payment of distributions declared	6,456	57,200	786,745	6,594,583
Shares redeemed	(470,916)	(4,103,835)	(3,827,804)	(33,285,854)

Net change resulting from Class A Share transactions	(405,624)	$(3,633,322)	(2,403,369)	$(21,082,459)

CLASS B SHARES
Shares sold	9,170	$75,880	38,644	$324,964
Shares issued to shareholders in payment of distributions declared	--	--	155,750	1,242,887
Shares redeemed	(173,121)	(1,341,854)	(207,278)	(1,734,035)

Net change resulting from Class B Share transactions	(163,951)	$(1,265,974)	(12,884)	$(166,184)

	Large Cap Stock Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

INSTITUTIONAL I SHARES
Shares sold	1,292,782	$11,354,230	7,958,245	$69,355,262
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Equities Fund-Class A	2,272,639	19,658,326	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Corporate Retirement Plans Equity Growth Fund	1,479,121	12,794,398	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Equity Fund	3,326,213	28,771,743	--	--
Shares issued to shareholders in payment of distributions declared	37,667	330,802	3,629,857	30,261,980
Shares redeemed	(5,310,600)	(46,295,833)	(19,859,117)	(172,620,811)

Net change resulting from Institutional I Share transactions	3,097,822	$26,613,666	(8,271,015)	$(73,003,569)

Net change resulting from share transactions	2,528,247	$21,714,370	(10,687,268)	$(94,252,212)

	Large Cap Growth Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	31,954	$249,692	437,731	$3,292,392
Shares redeemed	(13,174)	(103,508)	(1,588,031)	(12,478,286)

Net change resulting from Class A Share transactions	18,780	$146,184	(1,150,300)	$(9,185,894)

CLASS B SHARES
Shares sold	8,947	$67,072	21,478	$155,390
Shares redeemed	(13,505)	(101,194)	(18,515)	(133,383)

Net change resulting from Class B Share transactions	(4,558)	$(34,122)	2,963	$22,007

INSTITUTIONAL I SHARES
Shares sold	195,969	$1,528,774	3,371,267	$26,126,265
Shares issued to shareholders in payment of distributions declared	--	--	18,996	147,029
Shares redeemed	(767,569)	(5,975,710)	(1,530,836)	(11,511,959)

Net change resulting from Institutional I Share transactions	(571,600)	$(4,446,936)	1,859,427	$14,761,335

Net change resulting from share transactions	(557,378)	$(4,334,874)	712,090	$5,597,448

	Multi Cap Growth Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	10,276	$154,296	41,425	$584,745
Shares redeemed	(191,464)	(2,887,838)	(357,580)	(5,089,983)

Net change resulting from Class A Share transactions	(181,188)	$(2,733,542)	(316,155)	$(4,505,238)

	Multi Cap Growth Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS B SHARES
Shares sold	5,967	$85,781	20,706	$282,242
Shares redeemed	(73,571)	(1,057,000)	(126,485)	(1,731,487)

Net change resulting from Class B Share transactions	(67,604)	$(971,219)	(105,779)	$(1,449,245)

INSTITUTIONAL I SHARES
Shares sold	122,805	$1,886,143	380,853	$5,439,309
Shares redeemed	(904,560)	(13,702,429)	(2,478,374)	(36,318,471)

Net change resulting from Institutional I Share transactions	(781,755)	$(11,816,286)	(2,097,521)	$(30,879,162)

Net change resulting from share transactions	(1,030,547)	$(15,521,047)	(2,519,455)	$(36,833,645)

	Mid Cap Stock Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	162,741	$2,778,194	863,123	$13,256,293
Shares issued to shareholders in payment of distributions declared	--	--	160,136	2,589,400
Shares redeemed	(368,923)	(6,297,921)	(1,793,703)	(28,351,688)

Net change resulting from Class A Share transactions	(206,182)	$(3,519,727)	(770,444)	$(12,505,995)

CLASS B SHARES
Shares sold	6,948	$113,984	12,385	$185,187
Shares issued to shareholders in payment of distributions declared	--	--	6,133	95,052
Shares redeemed	(7,653)	(124,145)	(9,634)	(144,417)

Net change resulting from Class B Share transactions	(705)	$(10,161)	8,884	$135,822

INSTITUTIONAL I SHARES
Shares sold	258,426	$4,409,989	1,372,459	$22,006,705
Shares issued to shareholders in payment of distributions declared	--	--	151,031	2,443,688
Shares redeemed	(334,367)	(5,717,454)	(1,428,117)	(22,571,397)

Net change resulting from Institutional I Share transactions	(75,941)	$(1,307,465)	95,373	$1,878,996

Net change resulting from share transactions	(282,828)	$(4,837,353)	(666,187)	$(10,491,177)

	Mid Cap Growth Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	20,328	$314,727	82,020	$1,149,642
Shares issued to shareholders in payment of distributions declared	--	--	6,660	97,568
Shares redeemed	(36,907)	(578,604)	(131,109)	(1,823,633)

Net change resulting from Class A Share transactions	(16,579)	$(263,877)	(42,429)	$(576,423)

	Mid Cap Growth Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS B SHARES
Shares sold	7,433	$113,646	13,423	$191,487
Shares issued to shareholders in payment of distributions declared	--	--	213	3,103
Shares redeemed	(718)	(11,258)	(610)	(8,784)

Net change resulting from Class B Share transactions	6,715	$102,388	13,026	$185,806

INSTITUTIONAL I SHARES
Shares sold	132,991	$2,109,990	695,461	$10,125,246
Shares issued to shareholders in payment of distributions declared	--	--	76,362	1,126,342
Shares redeemed	(613,991)	(9,491,742)	(1,294,066)	(18,654,776)

Net change resulting from Institutional I Share transactions	(481,000)	$(7,381,752)	(522,243)	$(7,403,188)

Net change resulting from share transactions	(490,864)	$(7,543,241)	(551,646)	$(7,793,805)

	Small Cap Stock Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	74,419	$686,688	269,039	$2,390,043
Shares issued to shareholders in payment of distributions declared	--	--	178,005	1,568,220
Shares redeemed	(83,930)	(772,430)	(1,069,723)	(9,643,621)

Net change resulting from Class A Share transactions	(9,511)	$(85,742)	(622,679)	$(5,685,358)

CLASS B SHARES
Shares sold	9,395	$78,939	13,490	$114,760
Shares issued to shareholders in payment of distributions declared	--	--	17,964	151,792
Shares redeemed	(5,753)	(50,139)	(13,946)	(119,824)

Net change resulting from Class B Share transactions	3,642	$28,800	17,508	$146,728

INSTITUTIONAL I SHARES
Shares sold	1,402,081	$12,489,905	6,177,210	$55,164,430
Shares issued to shareholders in payment of distributions declared	--	--	1,734,204	15,243,649
Shares redeemed	(1,496,122)	(13,545,033)	(4,265,448)	(38,491,880)

Net change resulting from Institutional I Share transactions	(94,041)	$(1,055,128)	3,645,966	$31,916,199

Net change resulting from share transactions	(99,910)	$(1,112,070)	3,040,795	$26,377,569

	Small Cap Growth Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	42,393	$696,149	287,065	$4,758,557
Shares issued to shareholders in payment of distributions declared	--	--	369,849	6,017,452
Shares redeemed	(415,311)	(6,870,765)	(1,331,883)	(21,621,997)

Net change resulting from Class A Share transactions	(372,918)	$(6,174,616)	(674,969)	$(10,845,988)

CLASS B SHARES
Shares sold	2,134	$33,357	17,544	$284,539
Shares issued to shareholders in payment of distributions declared	--	--	19,419	306,242
Shares redeemed	(26,684)	(411,169)	(20,384)	(316,907)

Net change resulting from Class B Share transactions	(24,550)	$(377,812)	16,579	$273,874

Class C Shares
Shares sold	36	$600	2,040	$34,220
Shares issued to shareholders in payment of distributions declared	--	--	3,527	55,728
Shares redeemed	(1,600)	(25,830)	(20,689)	(322,060)

Net change resulting from Class C Share transactions	(1,564)	$(25,230)	(15,122)	$(232,112)

INSTITUTIONAL I SHARES
Shares sold	822,211	$13,998,507	2,298,152	$38,868,021
Shares issued to shareholders in payment of distributions declared	--	--	486,223	8,037,264
Shares redeemed	(1,168,067)	(19,431,220)	(3,610,828)	(60,735,613)

Net change resulting from Institutional I Share transactions	(345,856)	$(5,432,713)	(826,453)	$(13,830,328)

Net change resulting from share transactions	(744,888)	$(12,010,371)	(1,499,965)	$(24,634,554)

	International Equity Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

CLASS A SHARES
Shares sold	21,547	$243,990	167,282	$1,682,719
Shares issued to shareholders in payment of distributions declared	--	--	6,621	72,565
Shares redeemed	(70,187)	(794,680)	(1,220,725)	(13,250,498)

Net change resulting from Class A Share transactions	(48,640)	$(550,690)	(1,046,822)	$(11,495,214)

CLASS B SHARES
Shares sold	16,220	$180,617	16,120	$171,132
Shares issued to shareholders in payment of distributions declared	--	--	108	1,165
Shares redeemed	(737)	(8,564)	(3,315)	(33,410)

Net change resulting from Class B Share transactions	15,483	$172,053	12,913	$138,887

	International Equity Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

INSTITUTIONAL I SHARES
Shares sold	2,210,699	$25,295,327	3,914,864	$41,904,348
Shares issued to shareholders in payment of distributions declared	--	--	56,051	609,833
Shares redeemed	(2,339,617)	(26,678,660)	(2,676,502)	(27,069,495)

Net change resulting from Institutional I Share transactions	(128,918)	$(1,383,333)	1,294,413	$15,444,686

Net change resulting from share transactions	(162,075)	$(1,761,970)	260,504	$4,088,359

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of October 31, 2005:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Short Duration Government Bond Fund	$191,023,782	$57,585	$3,619,821	$(3,562,236)
Short-Term Corporate Bond Fund	67,948,752	47,557	882,036	(834,479)
U.S. Government Bond Fund	156,888,594	1,996,010	3,420,231	(1,424,221)
New York Municipal Bond Fund	87,852,420	2,740,054	576,682	2,163,372
Pennsylvania Municipal Bond Fund	147,177,441	6,203,956	535,688	5,668,268
Maryland Municipal Bond Fund	108,622,370	4,235,871	291,078	3,944,793
Intermediate-Term Bond Fund	226,107,831	998,378	4,773,392	(3,775,014)
Income Fund	177,599,971	2,209,087	2,871,456	(662,369)
Conservative Growth Fund	9,456,940	58,294	170,104	(111,810)
Moderate Growth Fund	49,565,086	764,096	477,979	286,117
Aggressive Growth Fund	22,793,945	508,124	100,413	407,711
Balanced Fund	65,167,270	7,614,518	1,772,468	5,842,050
Equity Income Fund	74,853,276	2,166,807	4,279,745	(2,112,938)
Large Cap Value Fund	103,556,300	12,910,143	4,761,482	8,148,661
Equity Index Fund	70,914,906	20,433,425	6,139,579	14,293,845
Large Cap Stock Fund	342,950,281	60,639,695	12,565,387	48,074,308
Large Cap Growth Fund	47,972,204	4,143,021	2,422,959	1,720,062
Multi Cap Growth Fund	67,360,967	6,592,182	3,203,424	3,388,758
Mid Cap Stock Fund	133,594,070	18,117,604	6,174,045	11,943,559
Mid Cap Growth Fund	68,410,821	18,252,759	1,166,112	17,086,647
Small Cap Stock Fund	142,349,430	39,788,791	8,994,823	30,793,969
Small Cap Growth Fund	122,984,894	13,892,846	4,511,674	9,381,172
International Equity Fund	125,203,269	10,410,389	424,156	9,986,233

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies and discount accretion/premium amortization on debt securities.

At April 30, 2005, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in									Total Capital Loss Carryforward
Fund Name	2005	2006	2007	2008	2009	2010	2011	2012	2013

Short Duration Government Bond Fund	$--	$--	$67,802	$616,878	$306,358	$245,606	$47,343	$79,667	$209,434	$(1,573,088)
Short-Term Corporate Bond Fund	--	--	--	--	326,695	--	1,006,118	--	--	(1,332,813)
U.S. Government Bond Fund	--	618,082	1,280,058	4,506,397	--	1,446,091	--	595,734	640,541	(9,086,903)
Pennsylvania Municipal Bond Fund	--	--	--	2,298,516	42,360	--	--	--	--	(2,340,876)
Intermediate-Term Bond Fund	--	7,057,677	8,316,537	--	--	--	--	--	1,264,039	(16,638,253)
Income Fund	--	194,988	--	--	--	--	--	--	--	(194,988)
Balanced Fund	--	--	--	--	5,423,203	42,513,889	7,270,639	--	--	(55,207,731)
Equity Index Fund	--	--	--	--	601,767	8,316,976	163,034	--	6,983,112	(16,064,889)
Large Cap Stock Fund	--	--	--	--	--	26,061,482	15,443,911	--	--	(41,505,393)
Large Cap Growth Fund	--	--	--	--	--	--	1,817,696	603,058	--	(2,420,754)
Multi Cap Growth Fund	--	--	--	--	--	39,801,835	218,634	--	--	(40,020,469)
Small Cap Growth Fund	--	--	--	--	--	--	--	--	4,856,180	(4,856,180)
International Equity Fund	--	--	--	--	952,704	779,459	4,362,697	--	--	(6,094,860)

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed previously may be limited.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Fund Name	Annual Rate

Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Conservative Growth Fund	0.25%
Moderate Growth Fund	0.25%
Aggressive Growth Fund	0.25%
Balanced Fund	0.65%
Equity Income Fund	0.70%
Large Cap Value Fund	0.70%
Equity Index Fund	0.20%
Large Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
Mid Cap Stock Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Stock Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

Sub-Advisory Fee – Effective December 8, 2004, DePrince, Race & Zollo, Inc. (DRZ) became the sub-advisor of Equity Income Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. DRZ’s fee is paid by the Advisor and not by the Fund. The sub-advisor is paid by the Advisor as follows: 0.40% of the average daily net assets of Equity Income Fund.

Effective December 8, 2004, NWQ Investment Management Company LLC (NWQ) became the sub-advisor of Large Cap Value Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. The sub-advisor is paid by the Advisor as follows: 0.45% of the average daily net assets of Large Cap Value Fund.

Effective December 8, 2004, LSV Asset Management (LSV) became the sub-advisor of the value component of Mid Cap Stock Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. LSV’s fee is paid by the Advisor and not by the Fund. The sub-advisor is paid by the Advisor as follows: 0.50% on the first $100 million of average daily net assets; 0.40% on the next $100 million of average daily net assets; and 0.35% on average daily net assets over $200 million. Effective December 8, 2004, the Advisor assumed direct management responsibility for the growth component of Mid Cap Stock Fund.

LSV is the sub-advisor of the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. LSV is paid by the Advisor and not the Fund. LSV is paid by the Advisor as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

LSV also sub-advises the value portion of the MTB Small Cap Stock Fund, and has voluntarily implemented a waiver of a portion of the sub-advisory compensation it receives from the Advisor for managing the value component of the assets of both the MTB Small Cap Stock Fund and Mid Cap Stock Fund. The fee waiver will be calculated based on the total sub-advisory fee LSV receives from the Advisor for managing these two funds and will reduce proportionately the sub-advisory fee for each fund based on assets under management.

Mazama Capital Management, Inc. (Mazama) is the sub-advisor of the growth component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee that the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. The fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Mazama is paid by the Advisor as follows: 0.70% of average daily net assets.

Prior to October 25, 2005, the Advisor delegated daily management of the International Equity Fund to the sub-advisor, UBS Global Asset Management (Americas) Inc. (UBS). For its services under the Sub-Advisory Agreement, UBS received an allocable portion of the advisory fee the advisor received from the International Equity Fund. The allocation was based on the amount of securities which UBS managed for the Fund. This fee was paid by the Advisor out of the fees it received and is not a direct Fund expense. UBS was paid by the Advisor as follows:

Sub-Advisory Fee	Average Daily Net Assets of the Fund

0.40%	on the first $50 million average daily net assets
0.35%	on the next $150 million average daily net assets
0.30%	on average daily net assets over $200 million

Effective October 25, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to a sub-advisor, LSV. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid at an annual rate of 0.49% on the value portion of the average daily net assets of the International Equity Fund.

Effective October 25, 2005, the Advisor delegated daily management of the core component of the International Equity Fund to a sub-advisor, SSgA Funds Management, Inc. (SSgA FM). For its services under the Sub-Advisory Agreement, SSgA FM is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that SSgA FM manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. SSgA FM is entitled to be paid a fee on the core portion of the average daily net assets of the International Equity Fund it manages at the following annual rate: 0.40% on the first $50 million of average daily net assets; 0.32% on the next $90 million of average daily net assets; and 0.30% on average daily net assets over $140 million.

Effective October 25, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a sub-advisor, Hansberger Global Investors, Inc. (HGI). For its services under the sub-advisory agreement, HGI is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is entitled to be paid at an annual rate of 0.60% on the growth portion of the average daily net assets of the International Equity Fund.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees payable to FServ:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities, Inc.:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares and Institutional II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate Edgewood.

Share Class Name	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class S Shares	0.25%
Institutional Shares	0.25%
Institutional II Shares	0.25%

Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Funds may pay fees to Edgewood and Edgewood will use the fees to compensate investment professionals. For the six months ended October 31, 2005, Edgewood did not retain any fees paid by the Funds.

Sales Charges – A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares and Class C Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares. Following the seventh year, Class B Shares automatically convert to Class A Shares. A CDSC is imposed when redeeming Class C Shares within one year of purchase.

For the six months ended October 31, 2005, Edgewood retained the amounts listed in the chart below for sales charges from the sale of Class A Shares and retained CDSC relating to redemptions of Class A Shares and Class C Shares.

Fund	Sales Charges from Class A Shares	CDSC from Class A Shares	CDSC from Class C Shares

Short Duration Government Bond	$ 79	$ --	$ --
U.S. Government Bond Fund	1,508	--	--
New York Municipal Bond Fund	952	19,197	--
Maryland Municipal Bond Fund	1,061	--	--
Intermediate-Term Bond Fund	13	--	--
Income Fund	573	--	--
Conservative Growth Fund	13	--	--
Balanced Fund	815	--	--
Equity Income Fund	247	--	--
Large Cap Value Fund	277	--	--
Equity Index Fund	97	--	--
Large Cap Stock Fund	1,151	--	--
Large Cap Growth Fund	347	--	--
Multi Cap Growth Fund	355	--	--
Mid Cap Stock Fund	1,290	--	--
Mid Cap Growth Fund	422	--	--
Small Cap Stock Fund	1,963	--	--
Small Cap Growth Fund	1,406	--	--
International Equity Fund	316	--	--

See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Funds may pay fees to FServ and FServ may pay fees to M&T Securities and M&T Securities will use the fees to compensate investment professionals. For the six months ended October 31, 2005, M&T Securities did not retain any fees paid by the Funds.

Other Affiliated Parties and Transactions – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated funds which are distributed by an affiliate of the Fund's distributor or have a common advisor. Income distributions earned by the Funds are recorded as income in the accompanying financial statements and are as follows:

Fund	Affiliated Fund Name	Income from Affiliated Issuer

Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Cash Trust	$14,682

Maryland Municipal Bond Fund	Maryland Municipal Cash Trust	$6,784

Conservative Growth Fund	MTB Prime Money Market Fund	$10,549
	MTB Short Duration Government Bond Fund	$36,006
	MTB Short-Term Corporate Bond Fund	$20,774
	MTB U.S. Government Bond Fund	$28,030
	MTB Intermediate-Term Bond Fund	$19,554
	MTB Equity Income Fund	$1,930
	MTB Large Cap Stock Fund	$1,851
	MTB Large Cap Value Fund	$2,109

	Total	$120,803

Moderate Growth Fund	MTB Prime Money Market Fund	$37,794
	MTB Short Duration Government Bond Fund	$64,735
	MTB Short-Term Corporate Bond Fund	$50,215
	MTB U.S. Government Bond Fund	$72,294
	MTB Intermediate-Term Bond Fund	$80,680
	MTB Large Cap Value Fund	$13,085
	MTB Large Cap Stock Fund	$23,242

	Total	$342,045

Aggressive Growth Fund	MTB Prime Money Market Fund	$9,088
	MTB Short-Term Corporate Bond Fund	$9,803
	MTB U.S. Government Bond Fund	$9,420
	MTB Large Cap Value Fund	$8,455
	MTB Large Cap Stock Fund	$13,632

	Total	$50,398

Balanced Fund	MTB Prime Money Market Fund	$16,380
	MTB Money Market Fund	$5,027

	Total	$21,407

Equity Income Fund	MTB Prime Money Market Fund	$9,852

Large Cap Value Fund	MTB Prime Money Market Fund	$23,171

Equity Index Fund	MTB Prime Money Market Fund	$5,536

Large Cap Stock Fund	MTB Prime Money Market Fund	$132,349

Large Cap Growth Fund	MTB Prime Money Market Fund	$2,618

Multi Cap Growth Fund	MTB Prime Money Market Fund	$18,192
	MTB Money Market Fund	$269

	Total	$18,461

Mid Cap Stock Fund	MTB Prime Money Market Fund	$40,457

Mid Cap Growth Fund	MTB Prime Money Market Fund	$28,616

Small Cap Stock Fund	MTB Prime Money Market Fund	$24,762
	MTB Money Market Fund	$37,509

	Total	$62,271

Small Cap Growth Fund	MTB Prime Money Market Fund	$88,880
	MTB Money Market Fund	$50,750

	Total	$139,630

International Equity Fund	MTB Prime Money Market Fund	$15,032

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six-months ended October 31, 2005, were as follows :

Fund Name	Purchases	Sales

Short Duration Government Bond Fund	$ 658,681	$ 651,970
Short-Term Corporate Bond Fund	36,220,461	28,112,332
U.S. Government Bond Fund	4,086,157	7,411,183
New York Municipal Bond Fund	22,343,012	20,848,638
Pennsylvania Municipal Bond Fund	3,290,890	16,708,750
Maryland Municipal Bond Fund	2,439,933	7,976,325
Intermediate-Term Bond Fund	46,074,944	34,651,536
Income Fund	51,933,554	23,494,793
Conservative Growth Fund	127,747	763,458
Moderate Growth Fund	3,471,430	4,261,004
Aggressive Growth Fund	174,053	644,133
Balanced Fund	21,629,750	61,252,845
Equity Income Fund	35,208,344	42,075,302
Large Cap Value Fund	9,122,182	7,864,573
Equity Index Fund	12,088,797	31,541,500
Large Cap Stock Fund	110,126,625	146,418,522
Large Cap Growth Fund	13,472,107	16,061,452
Multi Cap Growth Fund	41,697,958	57,045,826
Mid Cap Stock Fund	31,164,969	36,291,347
Mid Cap Growth Fund	32,184,006	40,189,158
Small Cap Stock Fund	47,336,045	47,215,422
Small Cap Growth Fund	283,745,470	301,084,156
International Equity Fund	148,371,635	143,937,809

7. CONCENTRATION OF CREDIT RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2005, 34.5% for New York Municipal Bond Fund, 59.6% for Pennsylvania Municipal Bond Fund and 36.8% for Maryland Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.6% for New York Municipal Bond Fund, 23.3% for Pennsylvania Municipal Bond Fund and 13.4% for Maryland Municipal Bond Fund of total investments.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2005, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Assets

Advertising	0.4%
Aerospace/Defense	0.8%
Agriculture	0.9%
Airlines	0.3%
Apparel	0.1%
Auto Manufacturers	4.0%
Auto Parts & Equipment	1.4%
Banks	18.1%
Beverages	0.5%
Building Materials	1.4%
Chemicals	3.1%
Commercial Services & Supplies	0.7%
Computers	0.4%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	1.5%
Diversified Financial Services	2.5%
Electric Utilities	3.3%
Electrical Components & Equipment	1.8%
Electronics	0.7%
Engineering & Construction	1.0%
Food Products	2.9%
Gas	0.2%
Hand/Machine Tools	1.3%
Healthcare Providers & Services	0.1%
Healthcare-Products	1.0%
Holding Companies-Diversified	1.3%
Home Builders	0.3%
Home Furnishings	0.8%
Household Durables	0.7%
Insurance	5.1%
Investment Companies	0.1%
Iron/Steel	2.1%
Leisure Equipment & Products	0.4%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.5%
Media	1.6%
Metal Fabricate/Hardware	0.5%
Mining	1.5%
Miscellaneous Manufacturers	1.0%
Office/Business Equipment	0.7%
Oil, Gas & Consumable Fuels	8.9%
Oil & Gas Services	0.3%
Paper & Forest Products	0.5%
Pharmaceuticals	5.9%
Real Estate	0.9%
Retail	1.6%
Semiconductor Equipment & Products	1.0%
Software	1.0%
Telecommunications	7.8%
Textiles	0.1%
Transportation	0.8%
Water	0.8%

8. LINE OF CREDIT

The Funds (except Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund) entered into a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company.

The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2005.

BOARD REVIEW OF ADVISORY CONTRACTS

The Fund’s Board has reviewed the Fund’s investment advisory contract and subadvisory contracts and the Board’s decision to approve or disapprove these contracts reflects the exercise of its business judgment on whether to continue using the existing arrangement. The Board’s decision was based on its consideration of numerous factors, no single one of which was determinative. Such factors included the following: (1) the nature, extent and quality of the services rendered to the Fund; (2) the distinct investment objective and policies of the Fund; (3) the history, organizational structure, financial condition and reputation of each Advisor, and the qualification and background of each Advisor’s personnel; (4) the practices and policies of each Advisor with respect to selecting brokers and executing trades; (5) certification by the Advisor of the existence and adequacy of an advisor compliance program under the Investment Advisers Act of 1940; (6) any regulatory, compliance or litigation matters; (7) business continuity and document management program; (8) the investment performance record of the Advisor; (9) the reasonableness of the fees to be paid to and the profits to be realized by Advisor (including any benefits to be received by the Advisor or its affiliates in connection with soft dollar arrangements); (10) whether the fees to be paid to the Advisors were competitive with the fees they charge other clients that are similarly managed; (11) how competitive forces in the market impacted the ability to secure the services of advisors and negotiate fees; (12) the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale and (13) other factors deemed relevant.

With respect to the proposal to approve new advisory arrangements, the Board’s decision was based on the same factors that applied to the renewal of Advisory Contracts, as well as the fact that MTB Investment Advisors, Inc. (MTBIA) remains the party primarily responsible for the performance of the Funds, through its selection and retention (subject to approval of the Board) and continued supervision of each Advisor after extensive research of numerous candidate firms. The Board also relied upon the fact that MTBIA negotiated fee arrangements with the new Advisors on an arms-length basis, and that the new advisory arrangements will not result in any increase in the total advisory fees and total expenses payable by the Funds, and the Board also considered the reasonableness of the fees that would be retained by MTBIA, before and after voluntary waivers.

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

[Logo of MTB GROUP OF FUNDS]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisors to
MTB International Equity Fund

LSV Asset Mangement
1 North Wacker Drive
Suite 4000
Chicago, IL 60606

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2900

Hansberger Global Investors, Inc.
401 East Las Olas Blvd.
Suite 1700
Fort Lauderdale, FL 33301

Sub-Advisors to
MTB Small Cap Stock Fund

LSV Asset Management
1 North Wacker Drive
Suite 4000
Chicago, IL 60606

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1500
Portland, OR 97258

Sub-Advisor to
MTB Mid Cap Stock Fund

LSV Asset Management
1 North Wacker Drive
Suite 4000
Chicago, IL 60606

Sub-Advisor to
MTB Equity Income Fund

DePrince, Race & Zollo, Inc.
201 South Orange Avenue
Suite 850
Orlando, FL 32801

Sub-Advisor to
MTB Large Cap Value Fund

NWQ Investment Management Company LLC
2049 Century Park East
Los Angeles, CA 90067

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

29880 (12/05)

[Logo of MTB GROUP OF FUNDS]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15th FLOOR
BALTIMORE, MD 21202

MTB-SAR-010-1205

[Logo of MTB GROUP OF FUNDS]

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2005

MTB Fund

U.S. Treasury Money Market Fund
U.S. Government Money Market Fund
Tax-Free Money Market Fund
Money Market Fund
Prime Money Market Fund
New York Tax-Free Money Market Fund
Pennsylvania Tax-Free Money Market Fund

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Expenses Paid During Period[1]

U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,012.30	$3.96
Class S Shares	$1,000	$1,012.10	$4.06
Institutional I Shares	$1,000	$1,013.70	$2.49
Institutional II Shares	$1,000	$1,013.20	$2.99
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.27	$3.97
Class S Shares	$1,000	$1,021.17	$4.08
Institutional I Shares	$1,000	$1,022.74	$2.50
Institutional II Shares	$1,000	$1,022.23	$3.01
U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,012.90	$3.96
Institutional I Shares	$1,000	$1,014.80	$2.18
Institutional II Shares	$1,000	$1,014.50	$2.54
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.27	$3.97
Institutional I Shares	$1,000	$1,023.04	$2.19
Institutional II Shares	$1,000	$1,022.68	$2.55
TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,008.70	$3.70
Institutional I Shares	$1,000	$1,010.50	$1.98
Institutional II Shares	$1,000	$1,010.00	$2.43
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.53	$3.72
Institutional I Shares	$1,000	$1,023.24	$1.99
Institutional II Shares	$1,000	$1,022.79	$2.45
MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,012.70	$4.36
Class B Shares	$1,000	$1,011.30	$5.53
Class S Shares	$1,000	$1,012.50	$4.62
Institutional Shares	$1,000	$1,014.00	$3.05
Institutional I Shares	$1,000	$1,015.00	$2.08
Institutional II Shares	$1,000	$1,014.60	$2.49
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,020.87	$4.38
Class B Shares	$1,000	$1,019.71	$5.55
Class S Shares	$1,000	$1,020.62	$4.63
Institutional Shares	$1,000	$1,022.18	$3.06
Institutional I Shares	$1,000	$1,023.14	$2.09
Institutional II Shares	$1,000	$1,022.74	$2.50
PRIME MONEY MARKET FUND
Actual
Institutional Shares	$1,000	$1,014.90	$2.13
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1,000	$1,023.09	$2.14
NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,008.90	$3.54
Institutional I Shares	$1,000	$1,009.80	$2.74
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.68	$3.57
Institutional I Shares	$1,000	$1,022.48	$2.75
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000	$1,008.50	$3.95
Institutional I Shares	$1,000	$1,009.60	$2.94
Institutional II Shares	$1,000	$1,009.40	$3.09
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.27	$3.97
Institutional I Shares	$1,000	$1,022.28	$2.96
Institutional II Shares	$1,000	$1,022.13	$3.11

(1) Expenses are equal to the Funds’ annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

U.S. TREASURY MONEY MARKET FUND
Class A Shares	0.78%
Class S Shares	0.80%
Institutional I Shares	0.49%
Institutional II Shares	0.59%
U.S. GOVERNMENT MONEY MARKET FUND
Class A Shares	0.78%
Institutional I Shares	0.43%
Institutional II Shares	0.50%
TAX-FREE MONEY MARKET FUND
Class A Shares	0.73%
Institutional I Shares	0.39%
Institutional II Shares	0.48%
MONEY MARKET FUND
Class A Shares	0.86%
Class B Shares	1.09%
Class S Shares	0.91%
Institutional Shares	0.60%
Institutional I Shares	0.41%
Institutional II Shares	0.49%
PRIME MONEY MARKET FUND
Institutional Shares	0.42%
NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares	0.70%
Institutional I Shares	0.54%
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Class A Shares	0.78%
Institutional I Shares	0.58%
Institutional II Shares	0.61%
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

U.S. Treasury Securities	50.0%
Cash Equivalents[1]	50.1%
Other Assets and Liabilities -- Net[2]	(0.1)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in repurchase agreements.

(2) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

U.S. TREASURY – 50.0%
U.S. TREASURY BILLS – 30.6%
United States Treasury Bills, 3.150% - 3.655%, 11/3/2005 - 1/5/2006	$275,000,000	$274,353,917
U.S. TREASURY NOTES – 19.4%
United States Treasury Notes, 1.625% - 2.750%, 2/28/2006 - 7/31/2006	175,000,000	173,750,204

TOTAL U.S. TREASURY		$448,104,121

REPURCHASE AGREEMENTS – 50.1%
Interest in $175,000,000 repurchase agreement 3.900%, dated 10/31/2005 under which Chase Securities, Inc., will repurchase U.S. Treasury securities with a maturity of 10/2/2015 for $175,018,958 on 11/1/2005. The market value of the underlying securities at the end of the period was $178,131,946	$175,000,000	$175,000,000
Interest in $35,000,000 repurchase agreement 3.740%, dated 10/26/2005 under which Goldman Sachs & Co., will repurchase a U.S. Treasury security with a maturity of 5/15/2008 for $35,025,453 on 11/2/2005. The market value of the underlying security at the end of the period was $35,677,097	35,000,000	35,000,000
Interest in $200,000,000 repurchase agreement 3.890%, dated 10/31/2005 under which Morgan Stanley Inc. & Co., will repurchase a U.S. Treasury security with a maturity of 10/4/2015 for $200,021,611 on 11/1/2005. The market value of the underlying security at the end of the period was $204,039,045	200,000,000	200,000,000
Interest in $39,258,000 repurchase agreement 3.670%, dated 10/31/2005 under which State Street Corp., will repurchase a U.S. Treasury security with a maturity of 8/15/2012 for $39,262,002 on 11/1/2005. The market value of the underlying security at the end of the period was $40,045,000	39,258,000	39,258,000

TOTAL REPURCHASE AGREEMENTS		$449,258,000

TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)		$897,362,121

OTHER ASSETS AND LIABILITIES – NET – (0.1)%		$(1,190,574)

TOTAL NET ASSETS – 100%		$896,171,547

See Notes to Portfolio of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

U.S. Government Agency Securities	80.7%
Cash Equivalents[1]	19.5%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount	Value

GOVERNMENT AGENCIES – 80.7%
	FEDERAL FARM CREDIT SYSTEM – 13.3%
[1]	Floating Rate Notes, 3.850% - 3.890%, 11/1/2005 - 11/20/2005	$300,000,000	$299,981,301
	FEDERAL HOME LOAN BANK – 15.5%
[2]	Discount Notes, 3.590% - 3.710%, 11/4/2005 - 11/9/2005	250,000,000	249,846,417
[1]	Floating Rate Notes, 3.750%, 12/15/2005	100,000,000	99,960,245

	TOTAL FEDERAL HOME LOAN BANK		$349,806,662

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 27.6%
[2]	Discount Notes, 3.600% - 4.220%, 11/29/2005 - 4/25/2006	628,628,000	623,003,972
	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 24.3%
[2]	Discount Notes, 2.990% - 4.120%, 11/7/2005 - 4/19/2006	300,000,000	297,501,555
[1]	Floating Rate Notes, 3.687% - 3.968%, 11/17/2005 - 11/29/2005	200,000,000	199,983,302
	4.000%, 8/22/2006	50,000,000	49,985,300

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$547,470,157

TOTAL GOVERNMENT AGENCIES			$1,820,262,092

REPURCHASE AGREEMENTS – 19.5%
	Interest in $400,000,000 repurchase agreement 3.90%, dated 10/31/2005 under which Chase Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 1/12/2006 for $400,043,333 on 11/1/2005. The market value of the underlying securities at the end of the period was $407,959,272	$400,000,000	$400,000,000
	Interest in $40,908,000 repurchase agreement 3.67%, dated 10/31/2005 under which State Street Bank Corp., will repurchase a U.S. Treasury security with a maturity of 8/15/2012 for $40,912,170 on 11/1/2005. The market value of the underlying security at the end of the period was $41,730,000	40,908,000	40,908,000

TOTAL REPURCHASE AGREEMENTS			$440,908,000

TOTAL INVESTMENTS – 100.2% (AT AMORTIZED COST)			$2,261,170,092

OTHER ASSETS AND LIABILITIES – NET – (0.2)%			$(4,706,838)

TOTAL NET ASSETS – 100%			$2,256,463,254

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At October 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Refunding Bonds	38.8%
Cash Flow Management	10.9%
Industrial Improvements	10.0%
University & College Improvements	7.3%
School Improvements	6.7%
Other	4.9%
Health, Hospital, Nursing Home Improvements	4.3%
Water Utility Improvements	4.1%
Natural Gas Utility Improvements	3.7%
State Single Family Housing	3.4%
Sewer Improvements	2.2%
Highway Improvements	1.4%
Pollution Control	1.4%
Public Improvements	0.6%
Other Assets and Liabilities -- Net[2]	0.3%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3SHORT-TERM MUNICIPALS – 99.7%
ALABAMA – 1.5%
Mobile, AL, IDB Dock & Wharf, Refunding Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)	$2,260,000	$2,260,000
ALASKA – 0.9%
Valdez, AK, Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	1,400,000	1,400,000
COLORADO – 3.4%
Colorado Springs, CO, Utility System, Lien – Series A Weekly VRDNs (Dexia Credit Local LIQ)	5,000,000	5,000,000
FLORIDA – 2.4%
Tampa, FL, Occupational License Tax Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,500,000	3,500,000
GEORGIA – 1.1%
DeKalb County, GA, MFH Authority, Winterscreek Apts Weekly VRDNs (FNMA COL)	1,600,000	1,600,000
INDIANA – 9.6%
Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank LOC)	2,000,000	2,000,000
Indiana State Educational Facilities Authority, St Josephs Weekly VRDNs (Fifth Third Bank LOC)	$4,300,000	$4,300,000
Indianapolis, IN, Local Public Improvement Bond Bank, 2.85% CP, Mandatory Tender 1/10/2006	4,000,000	4,000,000
Mt. Vernon, IN, Pollution Control & Solid Waste Revenue Refunding Bonds (Series 2004) Daily VRDNs (General Electric Co.)	3,800,000	3,800,000

TOTAL INDIANA		$14,100,000

MARYLAND – 3.0%
Maryland State Community Development Administration, (2004 Series J), 2.05% TOBs, Mandatory Tender 12/5/2005	3,095,000	3,095,000
Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of America LOC)	1,354,000	1,354,000

TOTAL MARYLAND		$4,449,000

MASSACHUSETTS – 1.0%
Massachusetts HEFA, Revenue Bonds Daily VRDNs (MBIA INS)/(State Street Bank LIQ)	1,500,000	1,500,000
MONTANA – 0.7%
Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS)/(Wells Fargo Bank Minnesota N.A. LIQ)	$1,000,000	$1,000,000
NEW HAMPSHIRE – 3.4%
Strafford County, NH, TANs, 3.25%, 12/28/2005	5,000,000	5,006,500
NEW JERSEY – 1.6%
New Jersey State, (GO UT), Weekly VRDNs (JP Morgan Chase Bank, N.A. LIQ)	2,400,000	2,400,000
NEW YORK – 20.5%
Albany, NY, IDA, (Series 2001C: Empire Commons North), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. SA)	1,555,000	1,555,000
Ardsley, NY, Union Free School District, 3.75% Bonds (State Aid Withholding LOC), 6/16/2006	2,000,000	2,013,073
New York City, NY, Municipal Water Finance Authority Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,200,000	3,200,000
New York City, NY, Municipal Water Finance Authority, (Series C) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,000,000	4,000,000
New York City, NY, (1994 Series H-4), Weekly VRDNs (AMBAC INS)/(Kredietbank NV SA)	1,200,000	1,200,000
Ontario County, NY, Industrial Development Agency, (Series 2003A), Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)	3,500,000	3,500,000
Rockland County, NY, TANs, 3.50%, 3/23/2006	5,000,000	5,018,012
Tompkins County, NY, IDA, (Series 2001-A), Weekly VRDNs (Tompkins Cortland Community College Foundation, Inc.)/(HSBC Bank USA LOC)	3,050,000	3,050,000
Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs (Bayerische Landesbank LIQ)/(AMBAC INS)	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(JP Morgan Chase Bank, N.A. LIQ)	1,285,000	1,285,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London SA LIQ)	2,300,000	2,300,000

TOTAL NEW YORK		$30,121,085

NORTH CAROLINA – 7.7%
Durham, NC, Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,000,000	2,000,000
North Carolina Capital Facilities Finance Agency, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)	4,335,000	4,335,000
Wake County, NC, (Series 2004A), 4.00% TOBs (Landesbank Hessen-Thueringen GTD LIQ) 4/1/2006	5,000,000	5,026,353

TOTAL NORTH CAROLINA		$11,361,353

OREGON – 3.4%
Oregon State Housing and Community Services Department, (Series O), 2.23% BANs, 12/1/2005	$5,000,000	$5,000,000
PENNSYLVANIA – 31.3%
Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA)	2,700,000	2,700,000
Allegheny County, PA, IDA, Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	900,000	900,000
Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	2,280,000	2,280,000
Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs (BP PLC)	2,100,000	2,100,000
Cumberland County, PA, Municipal Authority, (Series 2003-B), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	1,800,000	1,800,000
Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs (UPS-GTD)	5,500,000	5,500,000
Emmaus, PA, General Authority, (Series A), Weekly VRDNs (FSA INS)/(Wachovia Bank Commercial Mortgage Trust LIQ)	2,600,000	2,600,000
Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)	2,310,000	2,310,000
Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 2.75% TOBs (Council of Independent Colleges and Universities), Mandatory Tender 4/1/2006 (PNC Bank, N.A. LOC)	2,100,000	2,100,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs (Westdeutsche Landesbank Girozentrale LIQ)/(Bayerische Landesbank LIQ)/(Landesbank Baden Wuternburgh LIQ)	2,000,000	2,000,000
Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	6,100,000	6,100,000
Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and JP Morgan Chase Bank, N.A. LOCs)	5,500,000	5,500,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC)	2,260,000	2,260,000
South Fork Municipal Authority, PA, (Series A) Daily VRDNs (Conemaugh Health System)/(MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LOC)	1,800,000	1,800,000
University of Pittsburgh, (Series 2000A), Weekly VRDNs (DEPFHA LIQ)	6,000,000	6,000,000

TOTAL PENNSYLVANIA		$45,950,000

TEXAS – 2.8%
Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	$4,000,000	$4,049,746
UTAH – 1.2%
Emery County, UT, PCRB (Series 1991), Weekly VRDNs (BNP Paribas Securities Corp. LOC)	1,800,000	1,800,000
VERMONT – 2.8%
Vermont Educational and Health Buildings Financing Agency, VHA New England (Series C), Weekly VRDNs (AMBAC INS)/(JP Morgan Chase, LIQ)	1,000,000	1,000,000
Vermont Educational and Health Buildings Financing Agency, VHA New England (Series E), Weekly VRDNs (AMBAC INS)/JP Morgan Chase, LIQ)	3,100,000	3,100,000

TOTAL VERMONT		$4,100,000

WYOMING – 1.4%
Sublette County, WY, (Series 1984) Daily VRDNs (Exxon Mobil Corp.)	$2,000,000	$2,000,000

TOTAL INVESTMENTS – 99.7% (AT AMORTIZED COST)		$146,597,684

OTHER ASSETS AND LIABILITIES – NET – 0.3%		$387,024

TOTAL NET ASSETS – 100%		$146,984,708

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

Commercial Paper	44.1%
U.S. Government Agency Securities	26.2%
Notes – Variable	23.1%
Cash Equivalents[1]	6.7%
Other Assets and Liabilities -- Net[2]	(0.1)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 44.1%
ASSET BACKED – 4.9%
CRC Funding LLC, 3.740%, 11/29/2005	$89,000,000	$88,741,109
CONSUMER FINANCE – 7.6%
American General Finance Corp., 3.840%, 11/16/2005	87,000,000	86,860,800
HSBC Finance Corp., 3.500%, 11/2/2005	50,000,000	49,995,139

TOTAL CONSUMER FINANCE		$136,855,939

DIVERSIFIED FINANCIAL SERVICES – 12.2%
CIT Group, Inc., 4.210%, 3/29/2006	44,000,000	43,238,458
Citigroup Funding, Inc., 3.754%, 11/15/2005	90,000,000	89,868,750
General Electric Capital Services, 3.690%, 11/8/2005	85,000,000	84,939,013

TOTAL DIVERSIFIED FINANCIAL SERVICES		$218,046,221

INSURANCE – 9.7%
AIG Funding, Inc., 3.950%, 12/20/2005	87,000,000	86,532,254
Prudential Funding Corp., 4.010%, 12/19/2005	87,500,000	87,032,167

TOTAL INSURANCE		$173,564,421

OIL, GAS & CONSUMABLE FUELS – 4.9%
Chevron Corp., 3.930%, 12/15/2005	87,500,000	87,079,708
PERSONAL CREDIT – 4.8%
American Express Credit Corp., 3.680%, 12/7/2005	87,000,000	86,679,840

TOTAL COMMERCIAL PAPER		$790,967,238

GOVERNMENT AGENCIES – 26.2%
DIVERSIFIED FINANCIAL SERVICES – 7.5%
Federal Home Loan Bank System, 3.650%, 11/21/2005	$135,000,000	$134,726,250
THRIFTS & MORTGAGE FINANCE – 18.7%
Federal Home Loan Mortgage Corp., 4.200%, 4/25/2006	90,000,000	88,153,750
FNMA, 3.280%, 12/12/2005	75,000,000	74,719,833
FNMA, 3.776%, 1/9/2006	88,000,000	87,990,598
FNMA, 4.000%, 8/22/2006	85,000,000	84,975,010

TOTAL THRIFTS & MORTGAGE FINANCE		$335,839,191

TOTAL GOVERNMENT AGENCIES		$470,565,441

1NOTES – VARIABLE – 23.1%
ASSET BACKED – 0.0%
Bob Sumerel Tire Co., Inc., 4.070%, 11/1/2005	155,000	155,000
CAPITAL MARKETS – 4.5%
Morgan Stanley, 4.000%, 11/15/2005	81,500,000	81,500,000
COMMERCIAL BANKS – 4.9%
Wells Fargo Bank, N.A., 4.000%, 11/27/2005	87,000,000	87,000,000
DIVERSIFIED FINANCIAL SERVICES – 4.9%
Canadian Imperial Bank of Commerce, NY, 3.790%, 11/28/2005	$87,500,000	$87,497,671
Capital One Funding Corp., Series 1996-H, (JP Morgan Chase Bank, N.A. LOC), 4.050%, 11/3/2005	538,000	538,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$88,035,671

PHARMACEUTICALS – 3.9%
Pfizer, Inc., 3.660%, 11/4/2005	70,000,000	70,000,000
FINANCIAL SECURITIES – 4.9%
Sigma Finance, Inc., 3.900%, 12/16/2005	87,000,000	86,997,266

TOTAL NOTES – VARIABLE		$413,687,937

REPURCHASE AGREEMENT – 6.7%
Interest in $120,818,000 repurchase agreement 3.670%, dated 10/31/2005 under which State Street Corp., will repurchase a U.S. Treasury security with maturity of 8/15/2012 for $120,830,317 on 11/1/2005. The market value of the underlying security at the end of the period was $123,235,000	$120,818,000	$120,818,000

TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)		$1,796,038,616

OTHER ASSETS AND LIABILITIES – NET – (0.1)%		$(1,003,227)

TOTAL NET ASSETS – 100%		$1,795,035,389

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At October 31, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets

Commercial Paper	46.6%
U.S. Government Agency Securities	25.2%
Notes – Variable	23.0%
Cash Equivalents[1]	5.2%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 46.6%
ASSET BACKED – 4.1%
CRC Funding LLC, 3.740%, 11/29/2005	$11,000,000	$10,968,002
CONSUMER FINANCE – 10.7%
American General Finance Corp., 3.840%, 11/16/2005	13,500,000	13,478,400
HSBC Finance Corp., 3.500%, 11/2/2005	15,000,000	14,998,542

TOTAL CONSUMER FINANCE		$28,476,942

DIVERSIFIED FINANCIAL SERVICES – 12.6%
Citigroup Funding, Inc., 3.750%, 11/15/2005	14,500,000	14,478,854
CIT Group, Inc., 4.210%, 3/29/2006	6,000,000	5,896,153
General Electric Capital Services, 3.690%, 11/8/2005	13,000,000	12,990,673

TOTAL DIVERSIFIED FINANCIAL SERVICES		$33,365,680

INSURANCE – 9.6%
AIG Funding, Inc., 3.950%, 12/20/2005	13,000,000	12,930,107
Prudential Funding Corp., 4.010%, 12/19/2005	12,500,000	12,433,167

TOTAL INSURANCE		$25,363,274

OIL & GAS PRODUCTS – 4.7%
ChevronTexaco Funding Corp., 3.930%, 12/15/2005	12,500,000	12,439,958
PERSONAL CREDIT – 4.9%
American Express Credit Corp., 3.680%, 12/7/2005	13,000,000	12,952,160

TOTAL COMMERCIAL PAPER		$123,566,016

GOVERNMENT AGENCIES – 25.2%
FEDERAL HOME LOAN BANK SYSTEM – 5.7%
3.650%, 11/21/2005	$15,000,000	$14,969,583
FEDERAL HOME LOAN MORTGAGE CORPORATION – 3.7%
4.220%, 4/25/2006	10,000,000	9,794,861
FEDERAL NATIONAL MORTGAGE ASSOCIATION – 15.8%
3.280%, 12/12/2005	15,000,000	14,943,967
3.776%, 1/9/2006	12,000,000	11,998,718
4.000%, 8/22/2006	15,000,000	14,995,590

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$41,938,275

TOTAL GOVERNMENT AGENCIES		$66,702,719

1NOTES – VARIABLE – 23.0%
CAPITAL MARKETS – 5.1%
Morgan Stanley, 4.000%, 11/1/2005	13,500,000	13,500,000
COMMERCIAL BANKS – 4.9%
Wells Fargo Bank, N.A., 4.000%, 11/27/2005	13,000,000	13,000,000
DIVERSIFIED FINANCIAL SERVICES – 4.7%
Canadian Imperial Bank of Commerce, NY, 3.790%, 11/28/2005	12,500,000	12,499,667
FINANCIAL SERVICES – 4.5%
Sigma Finance, Inc., 3.900%, 12/16/2005	$12,000,000	$11,999,623
PHARMACEUTICALS – 3.8%
Pfizer, Inc., 3.660%, 11/4/2005	10,000,000	10,000,000

TOTAL NOTES – VARIABLE		$60,999,290

REPURCHASE AGREEMENT – 5.2%
Interest in $13,738,000 repurchase agreement 3.670%, dated 10/31/2005 under which State Street Corp., will repurchase a U.S. Treasury security with a maturity to 8/15/2012 for $13,739,401 on 11/1/2005. The market value of the underlying security at the end of the period was $14,015,000	$13,738,000	$13,738,000

TOTAL INVESTMENTS – 100.0% (AT AMORTIZED COST)		$265,006,025

OTHER ASSETS AND LIABILITIES – NET – (0.0)%		$(66,989)

TOTAL NET ASSETS – 100%		$264,939,036

See Notes to Portfolio of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At October 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Refunding Bonds	21.7%
Cash Flow Management	18.3%
Public Improvements	16.7%
Health, Hospital, Nursing Home Improvements	13.7%
Other	8.0%
Miscellaneous Purposes	5.2%
University & College Improvements	4.2%
Transit Improvements	3.4%
Industrial Improvements	3.0%
Local Multi-Family Housing	2.0%
Water Utility Improvements	1.8%
Sewer Improvements	1.0%
Refunding Notes	1.0%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3SHORT-TERM MUNICIPALS – 100.0%
NEW YORK – 100.0%
Ardsley, NY, Union Free School District, 3.75% Bonds (State Aid Withholding LOC), 6/16/2006	$5,000,000	$5,032,682
Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)	1,750,000	1,750,000
Dutchess County, NY, IDA, (Series 1998-A), Weekly VRDNs (Marist College)/(Bank of New York LOC)	1,755,000	1,755,000
Erie County, NY, IDA, (Series 2002: Civic Facility Revenue Bonds), Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)	1,485,000	1,485,000
Fayetteville-Manlius, NY, CSD, UT GO, 3.00% Bonds, 6/24/2006	4,500,000	4,507,880
Herkimer County, NY, IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Templeton Foundation)/(Key Bank, N.A. LOC)	2,295,000	2,295,000
Herricks, NY, Union Free School District, 3.25% Bonds (State Aid Withholding LOC), 12/1/2005	4,000,000	4,003,498
Marlboro, NY, CSD, 3.75% BANs (State Aid Withholding LOC), 4/13/2006	5,000,000	5,018,427
Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank AG (GTD) LIQ)	3,500,000	3,500,000
Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	$4,505,000	$4,505,000
Monroe County, NY, IDA, (Series 2005), Weekly VRDNs (St. John Fisher College)/(Bank of America N.A. LIQ)/(Radian Group, Inc. LOC)	4,000,000	4,000,000
New York City, NY, Housing Development Corp., (Series A), Weekly VRDNs (FNMA Collateral Agreement)	2,750,000	2,750,000
New York City, NY, IDA, (Series 2000), Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase Bank, N.A. LOC)	3,600,000	3,600,000
New York City, NY, IDA, Revenue Bonds, Weekly VRDNs (Children’s Oncology Society)/(Bank of New York LOC)	1,800,000	1,800,000
New York City, NY, Municipal Water Finance Authority, Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,400,000	1,400,000
New York City, NY, Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs (Dexia LIQ)	1,100,000	1,100,000
New York City, NY, Municipal Water Finance Authority, (Series F), Daily VRDNs (DEPFA LIQ)	2,400,000	2,400,000
New York City, NY, Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	1,500,000	1,500,000
New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-4), Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)	$1,200,000	$1,200,000
New York City, NY, Weekly VRDNs, ( J.P. Morgan Chase Bank, N.A. LOC)	1,400,000	1,400,000
New York City, NY, (1994 Series A-4), Daily VRDNs (Baden LOC)	4,750,000	4,750,000
New York City, NY, (1994 Series A-8), Daily VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	1,500,000	1,500,000
New York City, NY, (1994 Series B-2), Daily VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	1,400,000	1,400,000
New York City, NY, (1994 Series H-2), Daily VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. SA LIQ)	5,300,000	5,300,000
New York City, NY, (1995 Series B-4), Daily VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) SA)	5,300,000	5,300,000
New York City, NY, (1995 Series F-2), Weekly VRDNs,(DEPFA LOC)	3,200,000	3,200,000
New York City, NY, (1995 Series F-4), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	1,475,000	1,475,000
New York State Dormitory Authority, Mental Health Services, (2003 Subseries D-2D), Weekly VRDNs (New York State)/(AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ)	5,460,000	5,460,000
New York State Dormitory Authority, (Series F-1), 4.00% Bonds, 2/15/2006	1,140,000	1,145,430
New York State HFA, Weekly VRDNs (Special Surgery Hospital)/(J.P. Morgan Chase Bank, LOC)	4,000,000	4,000,000
New York State HFA, Service Contract Revenue Bonds, (2003 Series B), Weekly VRDNs (BNP Paribas SA LOC)	4,200,000	4,200,000
New York State Local Government Assistance Corp., (Series 1993A), Weekly VRDNs (Bayerische Landesbank Girozentrale and WestLB AG (GTD) LOCs)	4,900,000	4,900,000
New York State Local Government Assistance Corp., (Series 1995B), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)	2,142,000	2,142,000
New York State Power Authority, 2.80% TOBs (Dexia Credit Local LIQ), 3/1/2006	2,000,000	2,000,000
New York, NY, 5.75% Bonds, 2/1/2006 (@101.5)	$1,780,000	$1,820,218
Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	2,603,000	2,603,000
Orange County, NY, IDA, (Series 2002), Weekly VRDNs (Horton Medical Center)/(FSA INS)/(Bank of America N.A. LIQ)	1,130,000	1,130,000
Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation, (Series 3), Daily VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	1,000,000	1,000,000
Port Authority of New York and New Jersey, Equipment Note Agreement, (Series 2002-2), Weekly VRDNs	4,000,000	4,000,000
Riverhead, NY, IDA, IDRB, (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,500,000	1,500,000
Rockland County, NY, 3.50% TANs, 3/23/2006	5,000,000	5,018,013
Seneca County, NY, IDA, (Series 2000), Weekly VRDNs (Kidspeace National Centers of New York, Inc.)/(Key Bank, N.A. LOC)	2,120,000	2,120,000
Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	1,680,000	1,680,000
Triborough Bridge & Tunnel Authority, NY, Weekly VRDNs (Dexia Credit Local LIQ)	4,600,000	4,600,000
Triborough Bridge & Tunnel Authority, NY, (Series 2001B), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,200,000	1,200,000
Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs (Bayerische Landesbank LIQ)/(AMBAC INS)	2,800,000	2,800,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds, (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ)	2,490,000	2,490,000
Yonkers, NY, IDA, Civic Facility Revenue Bonds, (Series 1994), Weekly VRDNs (Consumers Union of United States, Inc.)/(AMBAC INS)/(Bank of New York LIQ)	1,504,355	1,504,355

TOTAL MUNICIPAL INVESTMENTS – 100.0% (AT AMORTIZED COST)		$135,240,503

OTHER ASSETS AND LIABILITIES – NET – 0.0%		$56,408

TOTAL NET ASSETS – 100%		$135,296,911

See Notes to Portfolio of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At October 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Refunding Bonds	35.2%
University & College Improvements	14.6%
Industrial Improvements	10.1%
School Improvements	9.8%
Other	7.5%
Miscellaneous Purposes	4.7%
Water Utility Improvements	4.7%
Highway Improvements	4.3%
Public Improvements	3.8%
Health, Hospital, Nursing Home Improvements	2.5%
Resource Recovery Improvements	1.8%
Natural Gas Utility Improvements	1.8%
Other Assets and Liabilities -- Net[2]	(0.8)%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3SHORT-TERM MUNICIPALS – 100.8%
PENNSYLVANIA – 100.8%
Abington, PA, School District, 5.10% Bonds, 4/1/2006 (@100)	$500,000	$504,662
Allegheny County, PA, HDA, Refunding Revenue Bonds Weekly VRDNs (FNMA LOC)	700,000	700,000
Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA)	1,250,000	1,250,000
Allegheny County, PA, IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	600,000	600,000
Allegheny County, PA, IDA, Refunding Revenue Bonds, 4.00% TOBs (PNC Bank, N.A. LOC), Mandatory Tender 7/1/2006	1,000,000	1,008,113
Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	1,000,000	1,000,000
Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC)	900,000	900,000
Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia Bank N.A. LOC)	1,350,000	1,350,000
Corry, PA, Area School District, Refunding Revenue Bonds, 5.00% Bonds (FGIC INS), 12/15/2005	$750,000	$752,501
Cumberland County, PA, Municipal Authority, (Series 2003-B), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	1,500,000	1,500,000
Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas Securities Corp. SA)	460,000	460,000
Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs (Kimberly Clarke Guarantee)	1,300,000	1,300,000
Delaware County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs (General Electric Guarantee)	430,000	430,000
Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs (General Electric Guarantee)	500,000	500,000
Delaware County, PA, IDA, Scott Paper Co. Weekly VRDNs (Kimberly Clarke Guarantee)	500,000	500,000
Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (National Bank of Australia LOC)	1,300,000	1,300,000
Downingtown, PA, 3.00% Bonds (FSA INS), 1/15/2006	275,000	275,501
Erie County, PA, Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania SA)	1,100,000	1,100,000
Harrisburg, PA, Water Authority, Refunding Revenue Bonds, (Series A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$235,000	$235,000
Lancaster, PA, Higher Education Authority, (Series 1997), Weekly VRDNs (Franklin and Marshall College Project)/(JP Morgan Chase Bank, N.A. LIQ)	690,000	690,000
New Castle, PA, Area Hospital Authority, (Series 1996), Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)	300,000	300,000
Northampton County, PA, IDA Weekly VRDNs (Bank of America LOC)	900,000	900,000
Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(Landesbank Hessen-Thueringen (GTD) LOC)	1,200,000	1,200,000
Pennsylvania State Higher Education Facilities Authority, (Series O), 3.20% TOBs (National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2006	300,000	300,000
Pennsylvania State Higher Education Facilities Authority, (Series O), 3.25% TOBs (National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2005	300,000	300,000
Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 2.75% TOBs (Council of Independent Colleges and Universities), Mandatory Tender 4/1/2006 (PNC LOC)	625,000	625,000
Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (WDL, Bayerische & Baden SPA)	1,200,000	1,200,000
Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ)	600,000	600,000
Pennsylvania State University, (Series A), Weekly VRDNs (JP Morgan Chase Bank, N.A. LIQ)	$400,000	$400,000
Pennsylvania State, (UT GO), Bonds, 5.00% Bonds, 11/15/2005 (@101.5)	450,000	457,242
Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	500,000	500,000
Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and JP Morgan Chase Bank, N.A. LOCs)	500,000	500,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC)	1,500,000	1,500,000
Philadelphia, PA, Water & Wastewater System, (Series B), Weekly VRDNs (KBC Bank N.V. LIQ)/(AMBAC LOC)	1,300,000	1,300,000
South Fork Municipal Authority, PA, (Series A) Daily VRDNs (Conemaugh Health System)/(MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LOC)	110,000	110,000
Southcentral PA, General Authority, (Series 2005A), Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank NA, New York LIQ)	535,000	535,000
University of Pittsburgh, (Series 2000B), Weekly VRDNs (Lloyds TSB Bank PLC LIQ)	240,000	240,000
University of Pittsburgh, (Series B), Weekly VRDNs (DEXIA LIQ)	550,000	550,000
University of Pittsburgh, Commonwealth of Higher Education Weekly VRDNs (DEXIA LIQ)	200,000	200,000

TOTAL INVESTMENTS – 100.8% (AT AMORTIZED COST)		$28,073,019

OTHER ASSETS AND LIABILITIES – NET – (0.8)%		$(226,231)

TOTAL NET ASSETS – 100%		$27,846,788

See Notes to Portfolios of Investments

NOTES TO PORTFOLIOS OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at October 31, 2005.

(1) Floating rate note with current rate and next reset date shown.

(2) Discount rate at time of purchase.

(3) At October 31, 2005, 1.1% of the total investments at market value were subject to the Federal alternative minimum tax for New York Tax-Free Money Market Fund. These are unaudited statements. At October 31, 2005, the Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund held no securities that were subject to the federal alternative minimum tax.

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation	IDA – Industrial Development Authority
BANs – Bond Anticipation Notes	IDB – Industrial Development Bond
COL – Collateralized	IDRB – Industrial Development Revenue Bond
CP – Commercial Paper	INS – Insured
CSD – Central School District	LIQ – Liquidity Agreement
FGIC – Financial Guaranty Insurance Corporation	LOC(s) – Letter(s) of Credit
FNMA – Federal National Mortgage Association	MHF – Multi-Family Housing
FSA – Financial Security Assurance	PCRBs – Pollution Control Revenue Bonds
GO – General Obligation	TANs – Tax Anticipation Notes
GTD – Guaranteed	TOBs – Tender Option Bonds
HDA – Hospital Development Authority	TRANs – Tax and Revenue Anticipation Notes
HEFA – Health and Education Facilities Authority	UT – Unlimited Tax
HFA – Housing Finance Agency	VHA – Veterans Housing Administration
VRDNs – Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes

U.S. Treasury Money Market Fund	$897,362,121*
U.S. Government Money Market Fund	2,261,170,092*
Tax-Free Money Market Fund	146,597,684*
Money Market Fund	1,796,038,616*
Prime Money Market Fund	265,006,025*
New York Tax-Free Money Market Fund	135,240,503*
Pennsylvania Tax-Free Money Market Fund	28,073,019*

*at amortized cost

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITES

October 31, 2005 (unaudited)	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

ASSETS:
Investments in repurchase agreements	$449,258,000	$440,908,000
Investments in securities	448,104,121	1,820,262,092

TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	897,362,121	2,261,170,092

Cash	202	836
Income receivable	955,168	1,938,825
Receivable for shares sold	218,871	--

TOTAL ASSETS	898,536,362	2,263,109,753

LIABILITIES:
Income distribution payable	2,030,169	6,241,856
Payable for investments purchased	--	--
Payable for shares redeemed	6,000	--
Payable to bank	--	--
Payable for trustees’ fees	1,523	1,236
Payable for transfer and dividend disbursing agent fees and expenses	21,376	18,007
Payable for portfolio accounting fees	104,870	267,994
Payable for distribution services fee (Note 5)	65,253	50,359
Payable for shareholder services fee (Note 5)	47,428	324
Accrued expenses	88,196	66,723

TOTAL LIABILITIES	2,364,815	6,646,499

NET ASSETS	$896,171,547	$2,256,463,254

NET ASSETS CONSIST OF:
Paid in capital	$896,167,769	$2,256,462,742
Accumulated net realized loss on investments	(33)	--
Undistributed (distributions in excess of) net investment income	3,811	512

TOTAL NET ASSETS	$896,171,547	$2,256,463,254

Class A Shares	$164,689,817	$1,708,953
Class B Shares	$--	$--
Class S Shares	$28,094,576	$--
Institutional Shares	$--	$--
Institutional I Shares	$321,106,456	$1,428,847,064
Institutional II Shares	$382,280,698	$825,907,237
SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	164,694,023	1,708,659
Class B Shares	--	--
Class S Shares	28,094,134	--
Institutional Shares	--	--
Institutional I Shares	321,039,351	1,428,928,119
Institutional II Shares	382,379,822	825,932,914
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$1.00	$1.00
Class B Shares	$--	$--
Class S Shares	$1.00	$--
Institutional Shares	$--	$--
Institutional I Shares	$1.00	$1.00
Institutional II Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$--	$120,818,000	$13,738,000	$--	$--
146,597,684	1,675,220,616	251,268,025	135,240,503	28,073,019

146,597,684	1,796,038,616	265,006,025	135,240,503	28,073,019

4,011,885	904	324	--	51,139
637,103	2,945,124	450,824	783,233	99,200
--	641,193	113,870	62,457	--

151,246,672	1,799,625,837	265,571,043	136,086,193	28,223,358

186,751	3,482,791	496,526	91,948	46,232
4,003,887	--	--	--	300,000
--	257,910	48,114	11,177	--
--	--	--	607,573	--
1,563	791	1,361	1,074	1,409
14,974	109,176	3,873	10,102	13,510
19,174	215,393	36,809	17,078	4,382
8,764	198,482	--	4,824	224
9,710	189,378	15,715	27,706	113
17,141	136,527	29,609	17,800	10,700

4,261,964	4,590,448	632,007	789,282	376,570

$146,984,708	$1,795,035,389	$264,939,036	$135,296,911	$27,846,788

$146,986,054	$1,795,048,031	$264,934,787	$135,289,779	$27,846,821
(1,443)	(11,291)	(2,927)	(340)	(27)
97	(1,351)	7,176	7,472	(6)

$146,984,708	$1,795,035,389	$264,939,036	$135,296,911	$27,846,788

$46,264,617	$768,814,255	$--	$97,046,823	$564,843
$--	$194,664	$--	$--	$--
$--	$51,788,683	$--	$--	$--
$--	$11,664,927	$264,939,036	$--	$--
$66,195,321	$592,504,564	$--	$38,250,088	$25,588,241
$34,524,770	$370,068,296	$--	$--	$1,693,704

46,274,688	769,070,531	--	97,042,083	564,839
--	194,163	--	--	--
--	51,585,414	--	--	--
--	11,665,048	264,937,345	--	--
66,207,815	592,479,161	--	38,247,456	25,589,535
34,515,553	370,081,209	--	--	1,692,447

$1.00	$1.00	$--	$1.00	$1.00
$--	$1.00	$--	$--	$--
$--	$1.00	$--	$--	$--
$--	$1.00	$1.00	$--	$--
$1.00	$1.00	$--	$1.00	$1.00
$1.00	$1.00	$--	$--	$1.00

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

INVESTMENT INCOME:
Interest	$13,667,035	$36,737,773

EXPENSES:
Investment advisory fee (Note 5)	1,709,105	4,373,236
Administrative personnel and services fee (Note 5)	280,812	718,465
Custodian fees	14,841	31,492
Transfer and dividend disbursing agent fees and expenses	35,853	9,806
Trustees’ fees	4,055	4,373
Auditing fees	6,836	7,123
Legal fees	1,694	1,623
Portfolio accounting fees	155,041	393,436
Distribution services fee--Class A Shares (Note 5)	198,767	2,901
Distribution services fee--Class B Shares (Note 5)	--	--
Distribution services fee--Class S Shares (Note 5)	38,131	--
Distribution services fee--Institutional Shares (Note 5)	--	--
Distribution services fee--Institutional II Shares (Note 5)	459,859	1,045,372
Shareholder services fee--Class A Shares (Note 5)	198,898	2,900
Shareholder services fee--Class B Shares (Note 5)	--	--
Shareholder services fee--Class S Shares (Note 5)	38,219	--
Shareholder services fee--Institutional Shares (Note 5)	--	--
Shareholder services fee--Institutional I Shares (Note 5)	369,840	1,682,473
Share registration costs	22,421	13,120
Printing and postage	6,192	2,187
Insurance premiums	17,721	42,076
Miscellaneous	16,656	24,581

TOTAL EXPENSES	3,574,941	8,355,164

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee (Note 5)	(263,046)	(920,289)
Waiver of administrative personnel and services fee (Note 5)	--	--
Waiver of distribution services fee--Class A Shares (Note 5)	(153,686)	(1,736)
Waiver of distribution services fee--Class B Shares (Note 5)	--	--
Waiver of distribution services fee--Class S Shares (Note 5)	(25,802)	--
Waiver of distribution services fee--Institutional Shares (Note 5)	--	--
Waiver of distribution services fee--Institutional II Shares (Note 5)	(239,319)	(754,487)
Waiver of shareholder services fee--Class A Shares (Note 5)	--	--
Waiver of shareholder services fee--Institutional Shares (Note 5)	--	--
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(340,217)	(1,682,473)
Reimbursement of other operating expenses (Note 5)	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(1,022,070)	(3,358,985)

Net expenses	2,552,871	4,996,179

Net investment income	$11,114,164	$31,741,594

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$1,907,636	$30,032,780	$5,099,302	$1,722,267	$338,299

310,336	3,556,757	609,878	277,787	54,710
50,997	584,376	100,222	45,647	8,988
3,879	26,389	7,172	3,472	684
13,501	264,437	6,918	17,801	20,164
3,528	4,011	3,594	3,643	4,475
6,705	7,133	6,629	6,691	7,675
1,324	1,759	1,488	1,497	1,956
29,704	319,983	56,474	26,795	6,812
62,550	978,526	--	132,233	957
--	660	--	--	--
--	61,978	--	--	--
--	12,433	381,174	--	--
47,030	439,134	--	--	2,116
62,360	977,217	--	123,994	957
--	237	--	--	--
--	61,978	--	--	--
--	12,419	373,688	--	--
84,276	729,824	--	41,282	31,121
16,750	21,795	9,336	9,958	18,171
3,258	73,010	5,627	4,025	3,172
6,514	34,717	8,182	6,905	5,130
1,279	12,449	10,854	1,492	1,574

703,991	8,181,222	1,581,236	703,222	168,662

(145,199)	(1,261,141)	(233,166)	(82,829)	(50,211)
--	--	--	(13,348)	--
(39,210)	(194,846)	--	(119,436)	(957)
--	(249)	--	--	--
--	--	--	--	--
--	(12,433)	(381,174)	--	--
(29,388)	(298,501)	--	--	(1,892)
--	--	--	(2,730)	(175)
--	(2,984)	(320,186)	--	--
(84,276)	(729,824)	--	(26,236)	(31,121)
--	--	--	--	(3,970)

(298,073)	(2,499,978)	(934,526)	(244,579)	(88,326)

405,918	5,681,244	646,710	458,643	80,336

$1,501,718	$24,351,536	$4,452,592	$1,263,624	$257,963

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund,

	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$11,114,164	$9,269,347
Net realized gain (loss) on investments	--	--

Change in net assets resulting from operations	11,114,164	9,269,347

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,934,896)	(1,658,830)
Class B Shares	--	--
Class S Shares	(362,641)	(179,061)
Institutional Shares	--	--
Institutional I Shares	(3,997,711)	(3,470,159)
Institutional II Shares	(4,813,077)	(3,961,390)

Change in net assets resulting from distributions to shareholders	(11,108,325)	(9,269,440)

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,693,582,685	3,356,360,119
Net asset value of shares issued to shareholders in payment of distributions declared	868,917	774,467
Cost of shares redeemed	(1,647,990,722)	(3,313,511,043)

Change in net assets resulting from share transactions	46,460,880	43,623,543

Change in net assets	46,466,719	43,623,450
NET ASSETS:
Beginning of period	849,704,828	806,081,378

End of period	$896,171,547	$849,704,828

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,811	$(2,028)

See Notes which are an integral part of the Financial Statements

U.S. Government Money Market Fund		Tax-Free Money Market Fund		Money Market Fund		Prime Money Market Fund

Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30. 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

$31,741,594	$30,364,435	$1,501,718	$1,704,194	$24,351,536	$24,366,067	$4,452,592	$4,238,321
--	--	--	--	--	2,413	--	(177)

31,741,594	30,364,435	1,501,718	1,704,194	24,351,536	24,368,480	4,452,592	4,238,144

(28,464)	(11,201)	(433,731)	(461,486)	(9,856,664)	(9,608,084)	--	--
--	--	--	--	(2,158)	(1,822)	--	--
--	--	--	--	(614,397)	(530,293)	--	--
--	--	--	--	(139,731)	(87,960)	(4,445,191)	(4,238,555)
(19,757,671)	(17,548,293)	(696,695)	(762,539)	(8,668,110)	(9,087,482)	--	--
(11,953,909)	(12,806,354)	(371,233)	(480,148)	(5,070,761)	(5,050,964)	--	--

(31,740,044)	(30,365,848)	(1,501,659)	(1,704,173)	(24,351,821)	(24,366,605)	(4,445,191)	(4,238,555)

2,625,459,672	4,426,880,243	216,907,146	306,489,011	3,644,550,459	6,906,841,526	687,824,164	1,369,187,334
21,911	67,519	413,061	462,270	6,847,567	6,853,144	1,475,692	1,669,378
(2,366,174,391)	(5,120,343,592)	(228,552,070)	(301,617,035)	(3,573,797,061)	(7,235,356,284)	(733,335,776)	(1,311,659,539)

259,307,192	(693,395,830)	(11,231,863)	5,334,246	77,600,965	(321,661,614)	(44,035,920)	59,197,173

259,308,742	(693,397,243)	(11,231,804)	5,334,267	77,600,680	(321,659,739)	(44,028,519)	59,196,762

1,997,154,512	2,690,551,755	158,216,512	152,882,245	1,717,434,709	2,039,094,448	308,967,555	249,770,793

$2,256,463,254	$1,997,154,512	$146,984,708	$158,216,512	$1,795,035,389	$1,717,434,709	$264,939,036	$308,967,555

$512	$(1,038)	$97	$38	$(1,351)	$(1,066)	$7,176	$(225)

	New York Tax-Free Money Market Fund		Pennsylvania Tax-Free Money Market Fund

	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005	Six Months Ended (unaudited) October 31, 2005	Year Ended April 30, 2005

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$1,263,624	$1,491,075	$257,963	$202,100
Net realized loss on investments	--	(340)	--	--

Change in net assets resulting from operations	1,263,624	1,490,735	257,963	202,100

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(935,149)	(1,109,887)	(6,384)	(3,365)
Institutional I Shares	(320,799)	(380,979)	(235,821)	(183,147)
Institutional II Shares	--	--	(15,799)	(15,589)
Distributions from net realized gain on investments
Class A Shares	--	(5,017)	--	--
Institutional I Shares	--	(1,627)	--	--

Change in net assets resulting from distributions to shareholders	(1,255,948)	(1,497,510)	(258,004)	(202,101)

SHARE TRANSACTIONS:
Proceeds from sale of shares	192,363,473	328,651,367	36,661,740	50,151,697
Net asset value of shares issued to shareholders in payment of distributions declared	749,940	827,799	21,159	3,365
Cost of shares redeemed	(201,280,732)	(349,332,461)	(32,320,234)	(42,925,436)

Change in net assets resulting from share transactions	(8,167,319)	(19,853,295)	4,362,665	7,229,626

Change in net assets	(8,159,643)	(19,860,070)	4,362,624	7,229,625
NET ASSETS:
Beginning of period	143,456,554	163,316,624	23,484,164	16,254,539

End of period	$135,296,911	$143,456,554	$27,846,788	$23,484,164

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$7,472	$(204)	$(6)	$35

See Notes which are an integral part of the Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value, end of period

U.S. TREASURY MONEY MARKET FUND – CLASS A SHARES

2001	$1.00	0.05	(0.05)	$1.00
2002	$1.00	0.02	(0.02)	$1.00
2003	$1.00	0.01	(0.01)	$1.00
2004	$1.00	0.004(c)	(0.004)	$1.00
2005	$1.00	0.011	(0.011)	$1.00
2005(d)	$1.00	0.012	(0.012)	$1.00
U.S. TREASURY MONEY MARKET FUND – CLASS S SHARES

2001	$1.00	0.05	(0.05)	$1.00
2002	$1.00	0.02	(0.02)	$1.00
2003	$1.00	0.01	(0.01)	$1.00
2004	$1.00	0.002(c)	(0.002)	$1.00
2005	$1.00	0.010	(0.010)	$1.00
2005(d)	$1.00	0.012	(0.012)	$1.00
U.S. TREASURY MONEY MARKET FUND – INSTITUTIONAL I SHARES

2004(f)	$1.00	0.003(c)	(0.003)	$1.00
2005	$1.00	0.012	(0.012)	$1.00
2005(d)	$1.00	0.014	(0.014)	$1.00
U.S. TREASURY MONEY MARKET FUND – INSTITUTIONAL II SHARES

2004(f)	$1.00	0.003(c)	(0.003)	$1.00
2005	$1.00	0.012	(0.012)	$1.00
2005(d)	$1.00	0.013	(0.013)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND – CLASS A SHARES

2001	$1.00	0.06	(0.06)	$1.00
2002	$1.00	0.02	(0.02)	$1.00
2003	$1.00	0.01	(0.01)	$1.00
2004	$1.00	0.005(c)	(0.005)	$1.00
2005	$1.00	0.012	(0.012)	$1.00
2005(d)	$1.00	0.013	(0.013)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND – INSTITUTIONAL I SHARES

2001	$1.00	0.06	(0.06)	$1.00
2002	$1.00	0.03	(0.03)	$1.00
2003	$1.00	0.01	(0.01)	$1.00
2004	$1.00	0.007(c)	(0.007)	$1.00
2005	$1.00	0.014	(0.014)	$1.00
2005(d)	$1.00	0.015	(0.015)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND – INSTITUTIONAL II SHARES

2001	$1.00	0.06	(0.06)	$1.00
2002	$1.00	0.02	(0.02)	$1.00
2003	$1.00	0.01	(0.01)	$1.00
2004	$1.00	0.006(c)	(0.006)	$1.00
2005	$1.00	0.014	(0.014)	$1.00
2005(d)	$1.00	0.014	(0.014)	$1.00

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total Returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(c) Based on average shares oustanding.

(d) Six months ended October 31, 2005 (unaudited).

(e) Computed on an annualized basis.

(f) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets

Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

5.60%	0.59%	5.45%	0.09%	$790,307
2.38%	0.59%	2.27%	0.09%	$741,357
0.93%	0.61%	0.93%	0.09%	$622,086
0.39%	0.61%	0.40%	0.32%	$148,182
1.07%	0.65%	1.06%	0.48%	$152,536
1.23%	0.78%(e)	2.43%(e)	0.25%(e)	$164,690

5.34%	0.84%	5.26%	0.09%	$21,070
2.12%	0.84%	2.03%	0.09%	$26,138
0.68%	0.86%	0.70%	0.09%	$18,011
0.22%	0.77%	0.22%	0.32%	$16,013
0.95%	0.76%	0.98%	0.37%	$19,603
1.21%	0.80%(e)	2.38%(e)	0.23%(e)	$28,095

0.33%	0.47%(e)	0.47%(e)	0.43%(e)	$288,113
1.23%	0.49%	1.24%	0.39%	$294,260
1.37%	0.49%(e)	2.71%(e)	0.29%(e)	$321,106

0.28%	0.54%(e)	0.40%(e)	0.36%(e)	$353,773
1.16%	0.56%	1.13%	0.32%	$383,305
1.32%	0.59%(e)	2.61%(e)	0.19%(e)	$382,281

5.75%	0.63%	5.62%	0.83%	$119,725
2.39%	0.65%	2.46%	0.85%	$79,396
1.02%	0.66%	1.03%	0.83%	$70,506
0.46%	0.65%	0.54%	0.26%	$649
1.19%	0.69%	1.23%	0.42%	$878
1.29%	0.78%(e)	2.46%(e)	0.23%(e)	$1,709

6.00%	0.40%	5.82%	0.58%	$1,243,512

2.63%	0.42%	2.56%	0.60%	$1,327,751
1.25%	0.43%	1.26%	0.56%	$1,232,568
0.69%	0.42%	0.69%	0.37%	$1,255,603
1.45%	0.43%	1.45%	0.43%	$1,210,017
1.48%	0.43%(e)	2.94%(e)	0.33%(e)	$1,428,847

5.92%	0.47%	5.69%	0.58%	$166,335
2.55%	0.49%	2.35%	0.60%	$262,495
1.18%	0.50%	1.17%	0.56%	$259,017
0.62%	0.48%	0.59%	0.38%	$1,434,300
1.38%	0.49%	1.31%	0.36%	$786,260
1.45%	0.50%(e)	2.85%(e)	0.26%(e)	$825,907

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

TAX-FREE MONEY MARKET FUND – CLASS A SHARES

2001	$1.00	0.03	--	0.03	(0.03)	--	(0.03)
2002	$1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.009	--	0.009	(0.009)	--	(0.009)
2005(c)	$1.00	0.009	--	0.009	(0.009)	--	(0.009)
TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES

2001	$1.00	0.04	--	0.04	(0.04)	--	(0.04)
2002	$1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$1.00	0.006	--	0.006	(0.006)	--	(0.006)
2005	$1.00	0.011	--	0.011	(0.011)	--	(0.011)
2005(c)	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
TAX-FREE MONEY MARKET FUND – INSTITUTIONAL II SHARES

2001	$1.00	0.04	--	0.04	(0.04)	--	(0.04)
2002	$1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$1.00	0.011	--	0.011	(0.011)	--	(0.011)
2005(c)	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
MONEY MARKET FUND – CLASS A SHARES

2001	$1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(e)	(0.01)
2004	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.012	0.000(f)	0.012	(0.012)	--	(0.012)
2005(c)	$1.00	0.013	--	0.013	(0.013)	--	(0.013)
MONEY MARKET FUND – CLASS B SHARES

2004(g)	$1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$1.00	0.009	0.000(f)	0.009	(0.009)	--	(0.009)
2005(c)	$1.00	0.011	--	0.011	(0.011)	--	(0.011)
MONEY MARKET FUND – CLASS S SHARES

2001	$1.00	0.05	--	0.05	(0.05)	--	(0.05)
2002	$1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(e)	(0.01)
2004	$1.00	0.002	--	0.002	(0.002)	--	(0.002)
2005	$1.00	0.010	0.000(f)	0.010	(0.010)	--	(0.010)
2005(c)	$1.00	0.012	--	0.012	(0.012)	--	(0.012)
MONEY MARKET FUND – INSTITUTIONAL SHARES

2002(h)	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(e)	(0.01)
2004	$1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$1.00	0.013	0.000(f)	0.013	(0.013)	--	(0.013)
2005(c)	$1.00	0.014	--	0.014	(0.014)	--	(0.014)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(c) Six months ended October 31, 2005 (unaudited).

(d) Computed on an annualized basis.

(e) Represents less than $0.01.

(f) Represents less than $0.001.

(g) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(h) Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$1.00	3.50%	0.59%	3.46%	0.84%	$38,358
$1.00	1.54%	0.60%	1.49%	0.86%	$49,232
$1.00	0.77%	0.62%	0.77%	0.92%	$40,706
$1.00	0.40%	0.62%	0.40%	0.48%	$51,778
$1.00	0.89%	0.64%	0.89%	0.55%	$54,013
$1.00	0.87%	0.73%(d)	1.73%(d)	0.35%(d)	$46,265

$1.00	3.73%	0.36%	3.67%	0.59%	$62,052
$1.00	1.77%	0.37%	1.73%	0.61%	$69,275
$1.00	1.00%	0.39%	0.99%	0.60%	$96,729
$1.00	0.62%	0.40%	0.62%	0.42%	$49,491
$1.00	1.14%	0.39%	1.13%	0.55%	$62,563
$1.00	1.05%	0.39%(d)	2.07%(d)	0.44%(d)	$66,195

$1.00	3.66%	0.43%	3.53%	0.59%	$43,993
$1.00	1.70%	0.44%	1.74%	0.61%	$32,358
$1.00	0.93%	0.46%	0.92%	0.61%	$48,218
$1.00	0.55%	0.47%	0.54%	0.36%	$51,614
$1.00	1.07%	0.46%	1.05%	0.48%	$41,640
$1.00	1.00%	0.48%(d)	1.97%(d)	0.35%(d)	$34,525

$1.00	5.85%	0.64%	5.67%	0.05%	$1,598,305
$1.00	2.41%	0.71%	2.39%	0.18%	$1,512,433
$1.00	0.92%	0.70%	0.92%	0.25%	$1,240,670
$1.00	0.41%	0.70%	0.41%	0.40%	$924,016
$1.00	1.16%	0.73%	1.13%	0.41%	$771,286
$1.00	1.27%	0.86%(d)	2.52%(d)	0.19%(d)	$768,814

$1.00	0.07%	1.19%(d)	1.17%(d)	0.79%(d)	$226
$1.00	0.86%	1.02%	0.82%	0.62%	$171
$1.00	1.13%	1.09%(d)	2.29%(d)	0.40%(d)	$195

$1.00	5.59%	0.89%	5.48%	0.05%	$61,450
$1.00	2.13%	0.98%	1.96%	0.17%	$112,156
$1.00	0.61%	1.00%	0.63%	0.20%	$81,002
$1.00	0.18%	0.94%	0.18%	0.24%	$53,238
$1.00	0.97%	0.92%	0.96%	0.22%	$47,094
$1.00	1.25%	0.91%(d)	2.48%(d)	0.14%(d)	$51,789

$1.00	1.19%	0.61%(d)	1.55%(d)	0.36%(d)	$2,805
$1.00	1.02%	0.60%	0.99%	0.35%	$2,757
$1.00	0.51%	0.61%	0.50%	0.51%	$3,242
$1.00	1.29%	0.61%	1.43%	0.53%	$8,579
$1.00	1.40%	0.60%(d)	2.81%(d)	0.45%(d)	$11,665

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Invetments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

MONEY MARKET FUND – INSTITUTIONAL I SHARES

2004(c)	$1.00	0.006	0.000	0.006	(0.006)	--	(0.006)
2005	$1.00	0.015	0.000(e)	0.015	(0.015)	--	(0.015)
2005(f)	$1.00	0.015	--	0.015	(0.015)	--	(0.015)
MONEY MARKET FUND – INSTITUTIONAL II SHARES

2004(c)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.014	0.000(e)	0.014	(0.014)	--	(0.014)
2005(f)	$1.00	0.015	--	0.015	(0.015)	--	(0.015)
PRIME MONEY MARKET FUND – INSTITUTIONAL SHARES

2000(g)	$1.00	0.05	(0.00)(h)	0.05	(0.05)	--	(0.05)
2001(i)(j)	$1.00	0.05	--	0.05	(0.05)	--	(0.05)
2002	$1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003	$1.00	0.01	--	0.01	(0.01)	(0.000)(e)	(0.01)
2004	$1.00	0.007	--	0.007	(0.007)	--	(0.007)
2005	$1.00	0.015	(0.000)(e)	0.015	(0.015)	--	(0.015)
2005(f)	$1.00	0.015	--	0.015	(0.015)	--	(0.015)
NEW YORK TAX-FREE MONEY MARKET FUND – CLASS A SHARES

2001	$1.00	0.03	--	0.03	(0.03)	--	(0.03)
2002	$1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$1.00	0.004	0.000(e)	0.004	(0.004)	--	(0.004)
2005	$1.00	0.009	0.000(e)	0.009	(0.009)	(0.000)(e)	(0.009)
2005(f)	$1.00	0.009	--	0.009	(0.009)	--	(0.009)
NEW YORK TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES

2004(c)	$1.00	0.002	0.000(e)	0.002	(0.002)	--	(0.002)
2005	$1.00	0.009	0.000(e)	0.009	(0.009)	(0.000)(e)	(0.009)
2005(f)	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – CLASS A SHARES

2004(k)	$1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$1.00	0.008	--	0.008	(0.008)	--	(0.008)
2005(f)	$1.00	0.008	--	0.008	(0.008)	--	(0.008)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES

2002(l)	$1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
2005(f)	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – INSTITUTIONAL II SHARES

2002(m)	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
2005(f)	$1.00	0.009	--	0.009	(0.009)	--	(0.009)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Represents less than $0.001.

(f) Six months ended October 31, 2005 (unaudited).

(g) Reflects operations for the year ended June 30.

(h) Represents less than $0.01.

(i) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.

(j) Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(k) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(l) Reflects operations for the period from May 1, 2001 (date of initial public investment) to April 30, 2002.

(m) Reflects operations for the period from May 11, 2001 (date of initial public investment) to April 30, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$1.00	0.48%	0.42%(d)	0.69%(d)	0.51%(d)	$698,792
$1.00	1.48%	0.41%	1.48%	0.47%	$563,829
$1.00	1.50%	0.41%(d)	2.97%(d)	0.29%(d)	$592,505

$1.00	0.43%	0.49%(d)	0.62%(d)	0.44%(d)	$359,579
$1.00	1.41%	0.48%	1.41%	0.40%	$326,475
$1.00	1.46%	0.49%(d)	2.88%(d)	0.31%(d)	$370,068

$1.00	5.46%	0.47%	5.34%	0.70%	$282,014
$1.00	4.81%	0.53%(d)	5.76%(d)	0.21%(d)	$186,013
$1.00	2.63%	0.41%	2.54%	0.30%	$218,819
$1.00	1.21%	0.40%	1.20%	0.30%	$248,812
$1.00	0.68%	0.42%	0.66%	0.63%	$249,771
$1.00	1.48%	0.42%	1.48%	0.72%	$308,968
$1.00	1.49%	0.42%(d)	2.92%(d)	0.41%(d)	$264,939

$1.00	3.52%	0.62%	3.44%	0.09%	$158,359
$1.00	1.62%	0.63%	1.59%	0.09%	$187,043
$1.00	0.86%	0.61%	0.86%	0.09%	$191,859
$1.00	0.43%	0.63%	0.44%	0.39%	$127,463
$1.00	0.90%	0.64%	0.88%	0.54%	$116,150
$1.00	0.89%	0.70%(d)	1.78%(d)	0.37%(d)	$97,047

$1.00	0.23%	0.64%(d)	0.41%(d)	0.26%(d)	$35,853
$1.00	0.92%	0.62%	0.89%	0.31%	$27,306
$1.00	0.98%	0.54%(d)	1.95%(d)	0.30%(d)	$38,250

$1.00	0.13%	0.82%(d)	0.26%(d)	0.93%(d)	$222
$1.00	0.79%	0.77%	0.86%	0.97%	$832
$1.00	0.85%	0.78%(d)	1.67%(d)	0.70%(d)	$565

$1.00	1.54%	0.57%	1.51%	0.19%	$24,051
$1.00	0.86%	0.58%	0.88%	0.43%	$13,453
$1.00	0.45%	0.59%	0.44%	0.65%	$15,361
$1.00	0.96%	0.59%	0.95%	0.88%	$20,758
$1.00	0.96%	0.58%(d)	1.89%(d)	0.65%(d)	$25,588

$1.00	1.46%	0.57%(d)	1.45%(d)	0.29%(d)	$2,068
$1.00	0.86%	0.58%	0.83%	0.73%	$3,439
$1.00	0.44%	0.53%	0.54%	0.72%	$671
$1.00	0.96%	0.59%	1.02%	0.88%	$1,894
$1.00	0.94%	0.61%(d)	1.87%(d)	0.63%(d)	$1,694

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds
October 31, 2005 (unaudited)

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 28 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives
MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	To seek current income and provide liquidity and security of principal.

MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(n)	Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

MTB Money Market Fund (“Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(n)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(n)	Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and stability of principal.

(d) Diversified

(n) Non-diversified

The Trust offers 7 classes of shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. All shares of the Funds have equal rights with respect to voting, except on class specific matters.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements – It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Gain and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. All Funds except Prime Money Market Fund offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization – All premiums and discounts are amortized/accreted.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	U.S. Treasury Money Market Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	698,188,570	$698,188,570	1,271,168,563	$1,271,168,563
Shares issued to shareholders in payment of distributions declared	849,177	849,177	749,317	749,317
Shares redeemed	(686,884,728)	(686,884,728)	(1,267,566,729)	(1,267,566,729)

Net change resulting from Class A Share transactions	12,153,019	$12,153,019	4,351,151	$4,351,151

Class S Shares
Shares sold	160,851,244	$160,851,244	153,567,472	$153,567,472
Shares redeemed	(152,359,650)	(152,359,650)	(149,978,005)	(149,978,005)

Net change resulting from Class S Share transactions	8,491,594	$8,491,594	3,589,467	$3,589,467

Institutional I Shares
Shares sold	338,753,520	$338,753,520	857,438,462	$857,438,462
Shares issued to shareholders in payment of distributions declared	19,740	19,740	25,150	25,150
Shares redeemed	(311,932,417)	(311,932,417)	(851,314,377)	(851,314,377)

Net change resulting from Institutional I Share transactions	26,840,843	$26,840,843	6,149,235	$6,149,235

Institutional II Shares
Shares sold	495,789,351	$495,789,351	1,074,185,622	$1,074,185,622
Shares redeemed	(496,813,927)	(496,813,927)	(1,044,651,932)	(1,044,651,932)

Net change resulting from Institutional II Share transactions	(1,024,576)	$(1,024,576)	29,533,690	$29,533,690

Net change resulting from share transactions	46,460,880	$46,460,880	43,623,543	$43,623,543

	U.S. Government Money Market Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	18,278,860	$18,278,860	3,687,942	$3,687,942
Shares issued to shareholders in payment of distributions declared	21,911	21,911	7,840	7,840
Shares redeemed	(17,469,508)	(17,469,508)	(3,467,174)	(3,467,174)

Net change resulting from Class A Share transactions	831,263	$831,263	228,608	$228,608

Institutional I Shares
Shares sold	1,549,854,898	$1,549,854,898	2,359,419,899	$2,359,419,899
Shares issued to shareholders in payment of distributions declared	--	--	59,679	59,679
Shares redeemed	(1,331,026,575)	(1,331,026,575)	(2,405,069,168)	(2,405,069,168)

Net change resulting from Institutional I Share transactions	218,828,323	$218,828,323	(45,589,590)	$(45,589,590)

	U.S. Government Money Market Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

Institutional II Shares
Shares sold	1,057,325,914	$1,057,325,914	2,063,772,402	$2,063,772,402
Shares redeemed	(1,017,678,308)	(1,017,678,308)	(2,711,807,250)	(2,711,807,250)

Net change resulting from Institutional II Share transactions	39,647,606	$39,647,606	(648,034,848)	$(648,034,848)

Net change resulting from share transactions	259,307,192	$259,307,192	(693,395,830)	$(693,395,830)

	Tax-Free Money Market Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	100,424,762	$100,424,762	43,035,783	$43,035,783
Shares issued to shareholders in payment of distributions declared	412,319	412,319	461,483	461,483
Shares redeemed	(108,585,949)	(108,585,949)	(41,261,284)	(41,261,284)

Net change resulting from Class A Share transactions	(7,748,868)	$(7,748,868)	2,235,982	$2,235,982

Institutional I Shares
Shares sold	88,494,269	$88,494,269	181,145,657	$181,145,657
Shares redeemed	(84,861,590)	(84,861,590)	(168,073,746)	(168,073,746)

Net change resulting from Institutional I Share transactions	3,632,679	$3,632,679	13,071,911	$13,071,911

Institutional II Shares
Shares sold	27,988,115	$27,988,115	82,307,571	$82,307,571
Shares issued to shareholders in payment of distributions declared	742	742	787	787
Shares redeemed	(35,104,531)	(35,104,531)	(92,282,005)	(92,282,005)

Net change resulting from Institutional II Share transactions	(7,115,674)	$(7,115,674)	(9,973,647)	$(9,973,647)

Net change resulting from share transactions	(11,231,863)	$(11,231,863)	5,334,246	$5,334,246

	Money Market Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	2,279,345,356	$2,279,345,356	4,291,681,315	$4,291,681,315
Shares issued to shareholders in payment of distributions declared	6,318,356	6,318,356	6,182,115	6,182,115
Shares redeemed	(2,288,133,089)	(2,288,133,089)	(4,450,594,083)	(4,450,594,083)

Net change resulting from Class A Share transactions	(2,469,377)	$(2,469,377)	(152,730,653)	$(152,730,653)

	Money Market Fund (continued)
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

Class B Shares
Shares sold	21,730	$21,730	55,429	$55,429
Shares issued to shareholders in payment of distributions declared	2,152	2,152	1,761	1,761
Shares redeemed	--	--	(112,824)	(112,824)

Net change resulting from Class B Share transactions	23,882	$23,882	(55,634)	$(55,634)

Class S Shares
Shares sold	283,845,780	$283,845,780	670,553,592	$670,553,592
Shares issued to shareholders in payment of distributions declared	133	133	67	67
Shares redeemed	(279,154,762)	(279,154,762)	(676,700,360)	(676,700,360)

Net change resulting from Class S Share transactions	4,691,151	$4,691,151	(6,146,701)	$(6,146,701)

Institutional Shares
Shares sold	9,396,519	$9,396,519	21,300,208	$21,300,208
Shares issued to shareholders in payment of distributions declared	91,629	91,629	49,747	49,747
Shares redeemed	(6,402,016)	(6,402,016)	(16,013,775)	(16,013,775)

Net change resulting from Institutional Share transactions	3,086,132	$3,086,132	5,336,180	$5,336,180

Institutional I Shares
Shares sold	641,715,060	$641,715,060	1,154,736,700	$1,154,736,700
Shares issued to shareholders in payment of distributions declared	434,744	434,744	618,892	618,892
Shares redeemed	(613,476,684)	(613,476,684)	(1,290,316,552)	(1,290,316,552)

Net change resulting from Institutional I Share transactions	28,673,120	$28,673,120	(134,960,960)	$(134,960,960)

Institutional II Shares
Shares sold	430,226,014	$430,226,014	768,514,282	$768,514,282
Shares issued to shareholders in payment of distributions declared	553	553	562	562
Shares redeemed	(386,630,510)	(386,630,510)	(801,618,690)	(801,618,690)

Net change resulting from Institutional II Share transactions	43,596,057	$43,596,057	(33,103,846)	$(33,103,846)

Net change resulting from share transactions	77,600,965	$77,600,965	(321,661,614)	$(321,661,614)

	Prime Money Market Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

Institutional Shares
Shares sold	687,824,164	$687,824,164	1,369,187,334	$1,369,187,334
Shares issued to shareholders in payment of distributions declared	1,475,692	1,475,692	1,669,378	1,669,378
Shares redeemed	(733,335,776)	(733,335,776)	(1,311,659,539)	(1,311,659,539)

Net change resulting from share transactions	(44,035,920)	$(44,035,920)	59,197,173	$59,197,173

	New York Tax-Free Money Market Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	134,076,372	$134,076,372	212,594,732	$212,594,732
Shares issued to shareholders in payment of distributions declared	749,940	749,940	827,799	827,799
Shares redeemed	(153,935,567)	(153,935,567)	(224,729,767)	(224,729,767)

Net change resulting from Class A Share transactions	(19,109,255)	$(19,109,255)	(11,307,236)	$(11,307,236)

Institutional I Shares
Shares sold	58,287,101	$58,287,101	116,056,635	$116,056,635
Shares redeemed	(47,345,165)	(47,345,165)	(124,602,694)	(124,602,694)

Net change resulting from Institutional I Share transactions	10,941,936	$10,941,936	(8,546,059)	$(8,546,059)

Net change resulting from share transactions	(8,167,319)	$(8,167,319)	(19,853,295)	$(19,853,295)

	Pennsylvania Tax-Free Money Market Fund
	Six Months Ended 10/31/2005		Year Ended 4/30/2005
	Shares	Amount	Shares	Amount

Class A Shares
Shares sold	2,259,935	$2,259,935	2,324,495	$2,324,495
Shares issued to shareholders in payment of distributions declared	6,099	6,099	3,365	3,365
Shares redeemed	(2,533,536)	(2,533,536)	(1,717,671)	(1,717,671)

Net change resulting from Class A Share transactions	(267,502)	$(267,502)	610,189	$610,189

Institutional I Shares
Shares sold	32,220,904	$32,220,904	39,753,662	$39,753,662
Shares issued to shareholders in payment of distributions declared	15,060	15,060	--	--
Shares redeemed	(27,405,710)	(27,405,710)	(34,355,337)	(34,355,337)

Net change resulting from Institutional I Share transactions	4,830,254	$4,830,254	5,398,325	$5,398,325

Institutional II Shares
Shares sold	2,180,901	$2,180,901	8,073,540	$8,073,540
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(2,380,988)	(2,380,988)	(6,852,428)	(6,852,428)

Net change resulting from Institutional II Share transactions	(200,087)	$(200,087)	1,221,112	$1,221,112

Net change resulting from share transactions	4,362,665	$4,362,665	7,229,626	$7,229,626

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of October 31, 2005:

Fund	Cost of Investments

U.S. Treasury Money Market Fund	$897,362,121
U.S. Government Money Market Fund	2,261,170,092
Tax-Free Money Market Fund	146,597,684
Money Market Fund	1,796,038,616
Prime Money Market Fund	265,006,025
New York Tax-Free Money Market Fund	135,240,503
Pennsylvania Tax-Free Money Market Fund	28,073,019

At April 30, 2005, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in			Total Capital Loss
Fund Name	2008	2010	2011

Tax-Free Money Market Fund	$875	$570	$--	$1,445
Money Market Fund	--	--	11,291	11,291
Prime Money Market Fund	--	--	2,750	2,750
Pennsylvania Tax-Free Money Market Fund	--	27	--	27

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), prior to April 1, 2005, received for its services an annual investment advisor fee equal to 0.50% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. Effective April 1, 2005, the contractual (before waiver) management fee for the Funds was reduced to 0.40% from 0.50% of each Fund’s average daily net assets. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees Payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class S Shares, Institutional Shares and Institutional II Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses according to the following schedule annually, to compensate Edgewood:

Share Class Name	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%
Class B Shares	0.75%
Class S Shares	0.25%
Institutional Shares	0.25%
Institutional II Shares	0.25%

Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Funds may pay fees to Edgewood and Edgewood will use the fees to compensate investment professionals. For the six months ended October 31, 2005, Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Sales Charges – A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares. Following the seventh year, Class B Shares automatically convert to Class A Shares.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares and Institutional I Shares for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Funds may pay fees to FServ and FServ may pay fees to M&T Securities and M&T Securities will use the fees to compensate investment professionals. For the six months ended October 31, 2005, M&T Securities did not retain any fees paid by the Funds.

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2005, 75.6% for New York Tax-Free Money Market Fund, 67.6% for Pennsylvania Tax-Free Money Market Fund and 55.0% for Tax-Free Money Market Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.3% for New York Tax-Free Money Market Fund, 8.6% for Pennsylvania Tax-Free Money Market Fund and 8.3% for Tax-Free Money Market Fund of total market value of investments.

7. LINE OF CREDIT

The Funds entered into a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2005.

BOARD REVIEW OF ADVISORY CONTRACTS

The Fund’s Board has reviewed the Fund’s investment advisory contract and subadvisory contracts and the Board’s decision to approve or disapprove these contracts reflects the exercise of its business judgment on whether to continue using the existing arrangement. The Board’s decision was based on its consideration of numerous factors, no single one of which was determinative. Such factors included the following: (1) the nature, extent and quality of the services rendered to the Fund; (2) the distinct investment objective and policies of the Fund; (3) the history, organizational structure, financial condition and reputation of each Advisor, and the qualification and background of each Advisor’s personnel; (4) the practices and policies of each Advisor with respect to selecting brokers and executing trades; (5) certification by the Advisor of the existence and adequacy of an advisor compliance program under the Investment Advisers Act of 1940; (6) any regulatory, compliance or litigation matters; (7) business continuity and document management program; (8) the investment performance record of the Advisor; (9) the reasonableness of the fees to be paid to and the profits to be realized by Advisor (including any benefits to be received by the Advisor or its affiliates in connection with soft dollar arrangements); (10) whether the fees to be paid to the Advisors were competitive with the fees they charge other clients that are similarly managed; (11) how competitive forces in the market impacted the ability to secure the services of advisors and negotiate fees; (12) the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale and (13) other factors deemed relevant.

With respect to the proposal to approve new advisory arrangements, the Board’s decision was based on the same factors that applied to the renewal of Advisory Contracts, as well as the fact that MTB Investment Advisors, Inc., (MTBIA) remains the party primarily responsible for the performance of the Funds, through its selection and retention (subject to approval of the Board) and continued supervision of each Advisor after extensive research of numerous candidate firms. The Board also relied upon the fact that MTBIA negotiated fee arrangements with the new Advisors on an arms-length basis, and that the new advisory arrangements will not result in any increase in the total advisory fees and total expenses payable by the Funds, and the Board also considered the reasonableness of the fees that would be retained by MTBIA, before and after voluntary waivers.

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the MTB Funds website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

[Logo of MTB GROUP OF FUNDS]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

31640 (12/05)

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15th FLOOR
BALTIMORE, MD 21202

MTB-SAR-000-1205

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            No Changes to Report

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer

Date        December 23, 2005

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer

Date        December 23, 2005